                                                   Registration Nos. 333-196172
                                                                      811-08561

    As filed With the Securities and Exchange Commission on April 29, 2016

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                   FORM N-6

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [ X ]

         Pre-effective Amendment No.      [  ]

         Post-Effective Amendment No.     [ 2 ]

                                   and/or

      REGISTRATION STATEMENT UNDER THE
      INVESTMENT COMPANY ACT OF 1940                               [ X ]

         Amendment No.                   [ 177 ]

         AMERICAN GENERAL LIFE INSURANCE COMPANY SEPARATE ACCOUNT VL-R
                          (Exact Name of Registrant)

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                              (Name of Depositor)

                             2727-A Allen Parkway
                           Houston, Texas 77019-2191
        (Address of Depositor's Principal Executive Offices) (Zip Code)

                                (800) 871-2000
              (Depositor's Telephone Number, including Area Code)

                              Manda Ghaferi, Esq.
                    American General Life Insurance Company
                           1999 Avenue of the Stars
                      Los Angeles, California 90067-6121
     (Name and Address of Agent for Service for Depositor and Registrant)

Approximate Date of Proposed Public Offering: Continuous.

It is proposed that this filing will become effective (check appropriate box)

    [ ]  immediately upon filing pursuant to paragraph (b)

    [X]  on April 29, 2016 pursuant to paragraph (b)

    [ ]  60 days after filing pursuant to paragraph (a)(1)

    [ ]  on (date) pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

    [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

AG PLATINUM CHOICE VUL

FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES (the "Policies")

issued by American General Life Insurance Company ("AGL") through its Separate Account VL-R

                           This Prospectus is dated
                                  May 2, 2016

This prospectus describes all material rights and features of the AG Platinum Choice VUL flexible premium variable universal life insurance Policies issued by AGL. AG Platinum Choice VUL Policies provide life insurance coverage with flexibility in death benefits, premium payments and investment options. During the lifetime of the insured person you may designate or change the beneficiary to whom AG Platinum Choice VUL pays the death benefit upon the insured person's death. The Policy owner and the insured person can be the same person. Our use of "you" generally means the owner and insured person are the same person. You choose one of two death benefit Options. We guarantee a death benefit if the monthly guarantee premium is paid and your Policy has not lapsed.

The Index of Special Words and Phrases on page 81 will refer you to pages that contain more about many of the words and phrases that we use. All of the words and phrases listed in the Index will be underlined and written in bold the first time they appear in this prospectus. Please check the Index of Special Words and Phrases to locate the page in this prospectus that will help to explain each underlined and bolded word or phrase listed in the Index.

This prospectus generally describes the variable portions of the Policy, as well as the fixed account. Please read this prospectus carefully and keep it for future reference.

The AGL declared fixed interest account ("Fixed Account") is the fixed investment option for these Policies. You can also use AGL's Separate
Account VL-R ("Separate Account") to invest in the AG Platinum Choice VUL variable investment options. Currently, the AG Platinum Choice VUL variable investment options each purchase shares of a corresponding Fund of the trusts below:

..   AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
    ("Invesco V.I.")

..   The Alger Portfolios ("Alger")

..   American Century(R) Variable Portfolios, Inc. ("American Century(R) VP")

..   American Funds Insurance Series(R) ("American Funds IS")

..   Anchor Series Trust ("Anchor ST")

..   Fidelity(R) Variable Insurance Products

..   ("Fidelity(R) VIP")

..   Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton
    VIP")

..   Janus Aspen Series ("Janus Aspen")

..   JPMorgan Insurance Trust ("JPMorgan IT")

..   MFS(R) Variable Insurance Trust ("MFS VIT(R)")

..   Neuberger Berman Advisers Management Trust

..   ("Neuberger Berman AMT")

..   Oppenheimer Variable Account Funds ("Oppenheimer")

..   PIMCO Variable Insurance Trust ("PIMCO")

..   Seasons Series Trust ("Seasons ST")

..   SunAmerica Series Trust ("SunAmerica ST")

..   VALIC Company I ("VALIC Co. I")

..   VALIC Company II ("VALIC Co. II")

See "Variable Investment Options" on page 22 for a complete list of the variable investment options and the respective advisers and sub-advisers of the corresponding Funds. You should also read the prospectuses of the Funds underlying the variable investment options that may interest you. You can request free copies from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

There is no guaranteed cash surrender value for amounts allocated to the variable investment options.

During the first five Policy years, if the accumulation value reduced by any loan balance is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

After the first five Policy years, if the cash surrender value (the accumulation value less Policy loans, unpaid loan interest and any surrender charge that then applies) is insufficient to cover the charges due under the Policy, the Policy may terminate without value.

Buying this Policy might not be a good way of replacing your existing insurance or adding more insurance. We offer several different insurance policies to meet the diverse needs of our customers. Our policies provide different features, benefits, programs and investment options offered at different fees and expenses. When working with your insurance representative to determine the best product to meet your needs, you should consider among other things, whether the features of this Policy and the related fees provide the most appropriate package to help you meet your life insurance needs. You should consult with your insurance representative or financial adviser.

Neither the Securities and Exchange Commission ("SEC") nor any state securities commission has approved or disapproved these securities or passed upon the adequacy or accuracy of this prospectus. Any representation to the contrary is a criminal offense.

The Policies are not insured by the FDIC, The Federal Reserve Board or any similar agency. They are not a deposit or other obligation of, nor are they guaranteed or endorsed by, any bank or depository institution. An investment in a variable universal life insurance policy is subject to investment risks, including possible loss of principal invested.

The Policies are not available in all states. This prospectus does not offer the Policies in any jurisdiction where they cannot be lawfully sold. You should rely only on the information contained in this prospectus, or on sales materials we have approved or that we have referred you to. We have not authorized anyone to provide you with information that is different. Please read the prospectus carefully for more detailed information regarding features and benefits of the Policy, as well as the risks of investing.

                               TABLE OF CONTENTS

SUMMARY OF POLICY BENEFITS...............................................................  6
   Death Benefit.........................................................................  6
   Full Surrenders, Partial Surrenders, Transfers, and Policy Loans......................  6
   Premiums..............................................................................  7
   The Policy............................................................................  8
   Optional Benefits.....................................................................  8
SUMMARY OF POLICY RISKS..................................................................  9
   Investment Risk.......................................................................  9
   Risk of Lapse.........................................................................  9
   Tax Risks.............................................................................  9
   Partial Surrender and Full Surrender Risks............................................  9
   Policy Loan Risks..................................................................... 10
PORTFOLIO RISKS.......................................................................... 10
TABLES OF FEES AND CHARGES............................................................... 11
GENERAL INFORMATION...................................................................... 18
   American General Life Insurance Company............................................... 18
   Separate Account VL-R................................................................. 19
   Statement of Additional Information................................................... 19
   Communication with AGL................................................................ 19
       Administrative Center............................................................. 19
       E-Delivery, E-Service, telephone transactions and written transactions............ 19
          E-Delivery..................................................................... 19
          E-Service...................................................................... 20
          E-Service transactions, telephone transactions and written transactions........ 20
       One-time premium payments using E-Service......................................... 21
       Telephone transactions............................................................ 21
       General........................................................................... 21
   Illustrations......................................................................... 22
VARIABLE INVESTMENT OPTIONS.............................................................. 22
   Payments We Make...................................................................... 25
       Commissions....................................................................... 25
       Additional cash compensation...................................................... 25
       Non-cash compensation............................................................. 26
   Payments We Receive................................................................... 26
       Rule 12b-1 or service fees........................................................ 26
       Administrative, marketing and support service fees................................ 26
       Other payments.................................................................... 26
   Voting Privileges..................................................................... 27
FIXED ACCOUNT............................................................................ 27
POLICY FEATURES.......................................................................... 28
   Age................................................................................... 28
   Effective Date of Policy and Related Transactions..................................... 28
       Valuation dates, times, and periods............................................... 28
       Fund pricing...................................................................... 28
       Date of receipt................................................................... 28
       Commencement of insurance coverage................................................ 29
       Date of issue; Policy months and years............................................ 29
       Monthly deduction days............................................................ 29
       Commencement of investment performance............................................ 29
       Effective date of other premium payments and requests that you make............... 29
   Death Benefits........................................................................ 30
       Your specified amount of insurance................................................ 30
       Your death benefit................................................................ 30
       Required minimum death benefit.................................................... 31
   Premium Payments...................................................................... 32
       Premium payments.................................................................. 32
       Premium payments and transaction requests in good order........................... 32
       Limits on premium payments........................................................ 33
       Checks............................................................................ 33

       Planned periodic premiums................................................... 33
       Guaranteed death benefits................................................... 33
       Free look period............................................................ 34
   Changing Your Investment Option Allocations..................................... 34
       Future premium payments..................................................... 34
       Transfers of existing accumulation value.................................... 34
       Dollar cost averaging....................................................... 35
       Automatic rebalancing....................................................... 35
       Market timing............................................................... 36
       Restrictions initiated by the Funds and information sharing obligations..... 37
   Changing the Specified Amount of Insurance...................................... 37
       Increase in coverage........................................................ 37
       Decrease in coverage........................................................ 38
   Changing Death Benefit Options.................................................. 38
       Change of death benefit Option.............................................. 38
       Effect of changes in insurance coverage on guarantee period benefit......... 39
       Tax consequences of changes in insurance coverage........................... 39
   Account Value Enhancement....................................................... 39
   Reports to Policy Owners........................................................ 39
ADDITIONAL OPTIONAL BENEFIT RIDERS................................................. 40
   Riders.......................................................................... 40
       Accidental Death Benefit Rider.............................................. 40
       Children's Insurance Benefit Rider.......................................... 40
       Spouse Term Rider........................................................... 40
       Terminal Illness Rider...................................................... 40
       Waiver of Monthly Deduction Rider........................................... 41
       Overloan Protection Rider................................................... 42
       20-year benefit rider....................................................... 43
       Lapse protection benefit rider.............................................. 45
       Accelerated Access Solution................................................. 54
   Tax Consequences of Additional Rider Benefits................................... 60
POLICY TRANSACTIONS................................................................ 60
   Withdrawing Policy Investments.................................................. 60
       Full surrender.............................................................. 60
       Partial surrender........................................................... 60
       Option to convert to paid-up endowment insurance............................ 60
       Policy loans................................................................ 61
       Preferred loan interest rate................................................ 62
       Maturity of your Policy..................................................... 62
       Option to extend coverage................................................... 62
       Tax considerations.......................................................... 63
POLICY PAYMENTS.................................................................... 63
   Payment Options................................................................. 63
       Change of payment Option.................................................... 63
       Tax impact.................................................................. 64
   The Beneficiary................................................................. 64
   Assignment of a Policy.......................................................... 64
   Payment of Proceeds............................................................. 64
       General..................................................................... 64
       Delay of Fixed Account proceeds............................................. 64
       Delay for check clearance................................................... 64
       Delay of Separate Account VL-R proceeds..................................... 64
       Delay to challenge coverage................................................. 65
       Delay required under applicable law......................................... 65
ADDITIONAL RIGHTS THAT WE HAVE..................................................... 65
VARIATIONS IN POLICY OR INVESTMENT OPTION TERMS AND CONDITIONS..................... 66
       Underwriting and premium classes............................................ 66
       Policies purchased through "internal rollovers"............................. 66
       State law requirements...................................................... 66
       Expenses or risks........................................................... 66
CHARGES UNDER THE POLICY........................................................... 67
       Statutory premium tax charge................................................ 67

       Tax charge back............................................................................. 67
       Premium expense charge...................................................................... 67
       Daily charge (mortality and expense risk fee)............................................... 67
       Fees and expenses and money market investment option........................................ 67
       Monthly administration fee.................................................................. 67
       Monthly charge per $1,000 of specified amount............................................... 67
       Monthly insurance charge.................................................................... 68
       Monthly charges for additional benefit riders............................................... 68
       Surrender charge............................................................................ 69
       Partial surrender processing fee............................................................ 69
       Transfer fee................................................................................ 70
       Illustrations............................................................................... 70
       Policy loans................................................................................ 70
       Charge for taxes............................................................................ 70
       Allocation of charges....................................................................... 70
   More About Policy Charges....................................................................... 70
       Purpose of our charges...................................................................... 70
       General..................................................................................... 71
ACCUMULATION VALUE................................................................................. 71
       Your accumulation value..................................................................... 71
       Your investment options..................................................................... 71
POLICY LAPSE AND REINSTATEMENT..................................................................... 71
FEDERAL TAX CONSIDERATIONS......................................................................... 72
   Tax Effects..................................................................................... 72
       General..................................................................................... 72
       Testing for modified endowment contract status.............................................. 73
       Other effects of Policy changes............................................................. 73
       Policy changes and extending coverage....................................................... 74
       Rider benefits.............................................................................. 74
       Tax treatment of minimum withdrawal benefit rider payments.................................. 74
       Taxation of pre-death distributions if your Policy is not a modified endowment contract..... 74
       Taxation of pre-death distributions if your Policy is a modified endowment contract......... 74
       Policy lapses and reinstatements............................................................ 75
       Diversification and investor control........................................................ 75
       Estate and generation skipping taxes........................................................ 76
       Life insurance in split dollar arrangements................................................. 76
       Pension and profit-sharing plans............................................................ 77
       Other employee benefit programs............................................................. 77
       ERISA....................................................................................... 77
       Our taxes................................................................................... 77
       When we withhold income taxes............................................................... 78
       Other withholding tax....................................................................... 78
       Tax changes................................................................................. 78
       Foreign Account Tax Compliance ("FATCA").................................................... 78
U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION...................................................... 79
BUSINESS DISRUPTION AND CYBER SECURITY RISKS....................................................... 79
LEGAL PROCEEDINGS.................................................................................. 79
FINANCIAL STATEMENTS............................................................................... 80
       Rule 12h-7 disclosure....................................................................... 80
REGISTRATION STATEMENTS............................................................................ 80
INDEX OF SPECIAL WORDS AND PHRASES................................................................. 81

                              CONTACT INFORMATION

Addresses and telephone numbers: Here is how you can contact us about the AG Platinum Choice VUL Policies.

                           ADMINISTRATIVE CENTER:                                   HOME OFFICE:         PREMIUM PAYMENTS:
(Express Delivery)                      (U.S. Mail)                             2727-A Allen Parkway (Express Delivery)
VUL Administration                      VUL Administration                      Houston, Texas 77019 American General Life
2 American General Center               P. O. Box 305600                        1-713-831-3443       Insurance Company
Nashville, Tennessee 37250-0001         Nashville, Tennessee 37230-5600         1-800-340-2765       Payment Processing Center
1-713-831-3443, 1-800-340-2765                                                                       8430 West Bryn Mawr
(Hearing Impaired) 1-888-436-5256                                                                    Avenue
Fax: 1-713-620-6653                                                                                  3/rd/ Floor Lockbox 0993
(Except premium payments)                                                                            Chicago, IL 60631
                                                                                                     (U.S. Mail)
                                                                                                     American General Life
                                                                                                     Insurance Company
                                                                                                     Payment Processing Center
                                                                                                     P.O. Box 0993
                                                                                                     Carol Stream,
                                                                                                     IL 60132-0993

                          SUMMARY OF POLICY BENEFITS

   This summary describes the Policy's important benefits and risks. The sections in this prospectus following this summary discuss the Policy's benefits and other provisions in more detail.

   During the insured person's lifetime, you may, within limits, (1) change the amount of insurance, (2) borrow or withdraw amounts you have invested, (3) choose when and how much you invest, (4) choose whether your accumulation value upon the insured person's death will be added to the insurance proceeds we otherwise will pay to the beneficiary, and (5) add or delete certain other optional benefits that we make available by rider to your Policy. At the time of purchase, you can decide whether your Policy will be subject to certain tax rules that maximize the cash value or rules that maximize the insurance coverage. Your "cash value" is the amount of your Policy's accumulation value less the surrender charge, if any.

   You may currently allocate your accumulation value among a maximum of 46 variable investment options available under the Policy, each of which invests in an underlying fund (each available portfolio is referred to in this prospectus as a "Fund," and collectively, the "Funds"), and the Fixed Account, which credits a specified rate of interest.

   Your accumulation value will vary based on the investment performance of the variable investment options you choose and interest credited to the Fixed Account.

Death Benefit

..   Death Benefit Proceeds: We pay the death benefit proceeds (reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged) to the beneficiary when the insured person dies. In your application to buy an AG Platinum Choice VUL Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance. We will increase the death benefit by any additional death benefit under the riders you elected, if any. We also provide a guarantee of a death benefit, contingent upon payment of the required premiums, equal to the specified amount (less any indebtedness) and any benefit riders for a specified period. This guarantee terminates if your Policy has lapsed.

..   Death Benefit Option 1 and Option 2:

   You can choose death benefit Option 1 or Option 2 at the time of your application or at any later time before the Policy's maturity date. You must choose one of the two Options when you apply for your Policy.

   . Death Benefit Option 1 is the specified amount on the date of the insured person's death.

   . Death Benefit Option 2 is the sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   Federal tax law may require us to increase the death benefit under any of the above death benefit Options. See "Required minimum death benefit" on page 31.

Full Surrenders, Partial Surrenders, Transfers, and Policy Loans

..   Full Surrenders: At any time while the Policy is in force, you may surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest and less any surrender charge that then applies. We call this amount your "cash surrender value." You cannot reinstate a surrendered Policy. A full surrender MAY HAVE ADVERSE TAX CONSEQUENCES.

..   Partial Surrenders: You may, at any time after the first Policy year and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We do not allow partial surrenders that would reduce the death benefit below $100,000. A partial surrender is also subject to any surrender charge that then applies and to the partial surrender processing fee. A PARTIAL SURRENDER MAY HAVE ADVERSE TAX CONSEQUENCES.

..   Transfers: Within certain limits, you may make transfers among the variable investment options and the Fixed Account. You may make up to twelve transfers of accumulation value among the variable investment options in each Policy year without charge. We will assess a $25 charge for each transfer after the 12th transfer in a Policy year. There are limits on transfers from the Fixed Account. You may transfer only during the 60 days following each Policy anniversary. The amount is limited to the greater of 25% of the Fixed Account's unloaned accumulation value or the amount you transferred from the Fixed Account during the prior Policy year. Transfers to or from the Fixed Account, and transfers under the automatic rebalancing and dollar cost averaging strategies offered by the Policy do not count toward the annual 12 free transfers.

..   Policy Loans: You may take a loan from your Policy at any time. The maximum loan amount you may take is equal to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day, less loan interest that will be payable on your loan to your next Policy anniversary. The minimum loan you may take is $500. We charge you interest on your loan at an annual effective rate of 4.75%, which is equal to 4.53% payable in advance. We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as loan collateral. We credit interest monthly on the collateral; we guarantee an annual effective interest rate of 4.00%. After the tenth Policy year you may take preferred loans from your Policy, limited each Policy year to no more than 10% of your Policy's accumulation value. We charge you interest on your preferred loan at an annual effective rate of 4.25%, which is equal to 3.84% payable in advance. You may increase your risk of lapse if you take a loan. LOANS MAY HAVE ADVERSE TAX CONSEQUENCES.

Premiums

..   Flexibility of Premiums: After you pay the initial premium, you can pay premiums at any time (prior to the Policy's maturity) and in any amount less than the maximum amount allowed under tax laws. You can select a premium payment plan to pay "planned periodic premiums" monthly, quarterly, semiannually, or annually. You are not required to pay premiums according to the plan. After payment of your initial premium, in the first five Policy years, you need only invest enough to ensure your Policy's accumulation value reduced by any outstanding loan stay above zero; after the first five Policy years, cash surrender value stays above zero; or that either of the "guarantee period benefit" riders (described under "Guaranteed death benefits" on page 33) remains in effect. You may also choose to have premiums automatically deducted from your bank account or other source under our automatic payment plan. Under certain circumstances we describe later in this prospectus, we may limit the amount of a premium payment or reject a premium payment.

..   Free Look: When you receive your Policy, the free look period begins. You may return your Policy during this period and receive a refund. We will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. The free look period generally expires 10 days after you receive the Policy. Some states require a longer free look period.

The Policy

..   Ownership Rights: While the insured person is living, you, as the owner of the Policy, may exercise all of the rights and options described in the Policy. These rights include selecting and changing the beneficiary, changing the owner, and assigning the Policy.

..   Separate Account: You may direct the money in your Policy to any of the available variable investment options of the Separate Account. Each variable investment option invests exclusively in one of the Funds listed in this prospectus. The value of your investment in a variable investment option depends on the investment results of the related Fund. We do not guarantee any minimum cash value for amounts allocated to the variable investment options. If the Fund investments go down, the value of a Policy can decline.

..   Fixed Account: You may allocate amounts to the Fixed Account where it earns interest at no lower than the guaranteed minimum annual effective rate of 2%. We may declare higher rates of interest, but are not obligated to do so.

..   Accumulation Value: Your accumulation value is the sum of your amounts in the variable investment options and the Fixed Account. Accumulation value varies from day to day, depending on the investment performance of the variable investment options you choose, interest we credit to the Fixed Account, charges we deduct, and any other transactions (e.g., transfers, partial surrenders and loans).

..   Payment Options: There are several ways of receiving proceeds under the death benefit, surrender, and maturity provisions of the Policy, other than in a lump sum.

..   Tax Benefits: The Policy is designed to afford the tax treatment normally accorded life insurance contracts under federal tax law. Generally, under federal tax law, the death benefit under a qualifying life insurance policy is excludable from the gross income of the beneficiary, but the death benefit may be subject to federal estate taxes if the insured has incidents of ownership in the policy. In addition, under a qualifying life insurance policy, cash value builds up on a tax deferred basis and transfers of cash value among the available investment options under the policy may be made income tax free. Under a qualifying life insurance policy that is not a modified endowment contract ("MEC"), the proceeds from Policy loans would not be taxed. If the Policy is not a MEC, distributions after the 15/th/ Policy year generally will be treated first as a return of basis or investment in the Policy and then as taxable income. Moreover, loans will generally not be treated as distributions. Neither distributions nor loans from a Policy that is not a MEC are subject to the 10% penalty tax.

Optional Benefits

   We offer optional benefits, or "riders", that provide supplemental benefits under the Policy, such as the Accidental Death Benefit Rider, which provides an additional death benefit payable if the insured person dies from bodily injury that results from an accident. For most of the riders that you choose, a charge, which is shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidance and rules that pertain to the Internal Revenue Code's definition of life insurance as in effect from time to time. Not all riders are available in all states.

                            SUMMARY OF POLICY RISKS

Investment Risk

   If you invest your accumulation value in one or more variable investment options, then you will be subject to the risk that investment performance will be unfavorable. You will also be subject to the risk that the accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. You will also be subject to the risk that the investment performance of the variable investment options you choose may be less favorable than that of other variable investment options, and in order to keep the Policy in force you may be required to pay more premiums than originally planned. We do not guarantee a minimum accumulation value.

   If you allocate net premiums to the Fixed Account, then we credit your accumulation value (in the Fixed Account) with a declared rate of interest, but you assume the risk that the rate may decrease, although it will never be lower than the guaranteed minimum annual effective rate of 2%.

Risk of Lapse

   If, during the first 5 Policy years, your accumulation value reduced by any outstanding loan is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day grace period. After the first 5 Policy years, if your cash surrender value is not enough to pay the charges deducted against your accumulation value each month, your Policy may enter a 61-day grace period. We will notify you that the Policy will lapse (terminate without value) at the end of the grace period unless you make a sufficient payment. Your Policy may also lapse if outstanding Policy loans plus any accrued interest payable exceeds the accumulation value reduced by any outstanding loan or cash surrender value, as applicable. While the 20-year benefit rider or the lapse protection benefit rider is applicable to your Policy, if you meet the monthly guarantee premium requirement your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose.

Tax Risks

   We anticipate that the Policy should generally qualify as a life insurance contract under federal tax law. However, due to limited guidance under the federal tax law, there is some uncertainty about the application of the federal tax law to the Policy, particularly if you pay the full amount of premiums permitted under the Policy. Please consult a tax advisor about these consequences.

   Depending on the total amount of premiums you pay, the Policy may be treated as a MEC under federal tax laws. If a Policy is treated as a MEC, then surrenders, partial surrenders, and loans under the Policy will be taxable as ordinary income to the extent there are earnings in the Policy. In addition, a 10% penalty tax may be imposed on surrenders, partial surrenders, and loans taken before you reach age 59 1/2.

   See "Federal Tax Considerations" on page 72. You should consult a qualified tax advisor for assistance in all Policy-related tax matters.

Partial Surrender and Full Surrender Risks

   The Policy is not designed to be a short-term investment. We designed the Policy to meet long-term financial goals. In the Policy's early years, if the total charges exceed total premiums paid or if your investment choices perform poorly, your Policy may not have any cash surrender value. The surrender charge is significant enough in the Policy's early years so that if you fully surrender your Policy you may receive no cash surrender value. If you take multiple partial surrenders, your accumulation value may not cover required charges and your Policy would lapse.

       The surrender charge under the Policy applies for a maximum of the first 9 Policy years (and for a maximum of the first 9 Policy years after any requested increase in the Policy's specified amount) in the event you surrender the Policy or decrease the specified amount. Any outstanding loan balance reduces the amount available to you upon a partial or full surrender. It is possible that you will receive no cash surrender value if you surrender your Policy in the first few Policy years. You should not purchase the Policy if you intend to surrender all or part of the accumulation value shortly after purchase. We designed the Policy to help meet long-term financial goals.

Policy Loan Risks

   A Policy loan, whether or not repaid, will affect accumulation value over time because we subtract the amount of the loan and any accrued interest from the variable investment options and/or Fixed Account as collateral, and this loan collateral does not participate in the investment performance of the variable investment options or receive any excess interest credited to the Fixed Account.

   We reduce the amount we pay on the insured person's death by the amount of any Policy loan and any accrued interest. Your Policy may lapse (terminate without value) if outstanding Policy loans plus any accrued interest payable reduce the cash surrender value to zero.

   If you surrender the Policy or allow it to lapse while a Policy loan remains outstanding, the amount of the loan, to the extent it has not been previously taxed, is treated as a distribution from the Policy and may be subject to federal income taxation.

                                PORTFOLIO RISKS

   A discussion of the risks of each Fund may be found in its corresponding Fund prospectus. You may request a copy of any or all of the Fund prospectuses by contacting us or your AGL insurance representative.

                          TABLES OF FEES AND CHARGES

   The following tables describe the fees and charges that you will pay when buying, owning, and surrendering the Policy. The first tables describe the fees and charges that you will pay at the time that you buy the Policy, surrender the Policy, or transfer accumulation value between investment options.

                               Transaction Fees

                                           When Charge is                 Maximum Guaranteed
Charge                                        Deducted                         Charge                     Current Charge
------                            ---------------------------------- ----------------------------- -----------------------------
Statutory Premium Tax Charge      Upon receipt of each premium       3.5%/1/ of each premium       3.5%/1/ of each premium
                                  payment                            payment/2/                    payment/2/
Premium Expense Charge            Upon receipt of each premium       10% of the premium payment    9.0% of the premium payment
                                  payment                            remaining after deduction of  remaining after deduction of
                                                                     the premium tax charge        the premium tax charge/3/
Partial Surrender Processing Fee  Upon a partial surrender of        The lesser of $25 or 2.0% of  $10
                                  your Policy                        the amount of the partial
                                                                     surrender
Transfer Fee                      Upon a transfer of                 $25 for each transfer/4/      $25 for each transfer/4/
                                  accumulation value
Policy Owner Additional           Upon each request for a Policy     $25                           $0
  Illustration Charge             illustration after the first in a
                                  Policy year

--------
/1/ Statutory premium tax rates will vary depending on which state in which the Policy owner resides. For example, the highest premium tax rate, 3.5%, is in the state of Nevada, while the lowest premium tax rate, 0.5%, is in the state of Illinois. Certain local jurisdictions may assess additional premium taxes, which will increase the tax rate.
/2/ Instead of a premium tax charge, we assess a tax charge back of 1.78% of each premium payment for Policy owners residing in Oregon. See "Tax charge back" on page 67.
/3/ After the 5/th/ Policy year, the current premium expense charge will be as follows:

            Policy years 6-10............................ rate of 5%
            Policy years 11+............................. rate of 2%

       These reductions do not apply to the guaranteed charge. The guaranteed maximum charge is 10% regardless of Policy year.

/4/ The first 12 transfers in a Policy year are free of charge.

                               Transaction Fees

Charge                                When Charge is Deducted      Maximum Guaranteed Charge         Current Charge
------                             ------------------------------ ---------------------------- ----------------------------
Surrender Charge/1/
   Maximum Charge/2/               Upon a partial surrender or a  $45 per $1,000 of specified  $45 per $1,000 of specified
                                   full surrender of your Policy                       amount                       amount
   Minimum Charge/3/               Upon a partial surrender or a   $2 per $1,000 of specified   $2 per $1,000 of specified
                                   full surrender of your Policy                       amount                       amount
   Representative Charge for
     the first Policy year - for
     a 38 year old male, with a
     specified amount of           Upon a partial surrender or a  $19 per $1,000 of specified  $19 per $1,000 of specified
     $360,000                      full surrender of your Policy                       amount                       amount

--------
/1/ The Policies have a Surrender Charge that applies for a maximum of the first 9 Policy years and for a maximum of the first 9 Policy years following an increase in the Policy's specified amount. The Surrender Charge will vary based on the insured person's sex, age, premium class, Policy year and specified amount. The Surrender Charges shown in the table may not be typical of the charges you will pay. Pages 31 and 32 of your Policy will indicate the maximum guaranteed Surrender Charges applicable to your Policy. More detailed information concerning your Surrender Charge is available free of charge on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus.
/2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's first Policy year. The Maximum Charge is for a male, age 60 at the Policy's date of issue, with a specified amount of $360,000.
/3/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs during the insured person's fourteenth Policy year. The Minimum Charge is for a female, age 1 at the Policy's date of issue, with a specified amount of $360,000.

   The next tables describe the fees and expenses that you will pay periodically during the time that you own the Policy, not including Fund fees and expenses.

                               Periodic Charges
                      (other than Fund fees and expenses)

                                          When Charge is            Maximum Guaranteed
Charge                                      Deducted                     Charge                 Current Charge
------                             ----------------------------- ------------------------- -------------------------
Flat Monthly Charge                Monthly, at the beginning of
                                   each Policy month             $10                       $10
Cost of Insurance Charge/1/
   Maximum Charge/2/               Monthly, at the beginning of  $83.33 per $1,000 of net  $33.33 per $1,000 of net
                                   each Policy month             amount at risk/3/         amount at risk
   Minimum Charge/4/               Monthly, at the beginning of  $0.02 per $1,000 of net   $0.01 per $1,000 of net
                                   each Policy month             amount at risk            amount at risk
   Representative Charge for       Monthly, at the beginning of  $0.11 per $1,000 of net   $0.04 per $1,000 of net
     the first Policy year - for   each Policy month             amount at risk            amount at risk
     a 38 year old male,
     preferred non-tobacco,
     with a specified amount
     of $360,000

--------
/1/ The Cost of Insurance Charge will vary based on the insured person's sex, age, premium class, Policy year and specified amount. The Cost of Insurance Charges shown in the table may not be typical of the charges you will pay. Page 28 of your Policy will indicate the maximum guaranteed Cost of Insurance Charge applicable to your Policy. More detailed information concerning your Cost of Insurance Charge is available on request from our Administrative Center shown under "Contact Information" on page 5 of this prospectus. Also see "Illustrations" on page 22 of this prospectus.
/2/ The Maximum Charge for both the maximum guaranteed charge and the current charge occurs during following the policy anniversary nearest the insured person's 112/th/ birthday. The Maximum Charge for the maximum current charge occurs during the years following the policy anniversary nearest the insured person's 101/st/ birthday. The policy anniversary nearest the insured person's 121/st/ birthday is the Policy's maximum maturity date. The Maximum Charge is for a male, standard tobacco, age 75 at the Policy's date of issue, with a specified amount of $100,000.
/3/ The net amount at risk is the difference between the current death benefit under your Policy and your accumulation value under the Policy.
/4/ The Minimum Charge for both the maximum guaranteed charge and the current charge occurs in Policy year 1. The Minimum Charge is for a female, juvenile, age 6 at the Policy's date of issue, with a specified amount of $1,000,000.

                               Periodic Charges
                      (other than Fund fees and expenses)

Charge                             When Charge is Deducted       Maximum Guaranteed Charge             Current Charge
------                           ----------------------------- ------------------------------- -------------------------------
Monthly Charge per $1,000 of
  specified amount/1/
   Maximum Charge/2/             Monthly, at the beginning of  $1.27 per $1,000 of specified   $1.27 per $1,000 of specified
                                 each Policy month./3/         amount                          amount
   Minimum Charge/4/             Monthly, at the beginning of  $0.07 per $1,000 of specified   $0.07 per $1,000 of specified
                                 each Policy month./3/         amount                          amount
   Representative Charge - for   Monthly, at the beginning of  $0.27 per $1,000 of specified   $0.27 per $1,000 of specified
     a 38 year old male with a   each Policy month./3/         amount                          amount
     specified amount of
     $360,000
Daily Charge (mortality and      Daily                         annual effective rate of 0.70%  annual effective rate of 0.25%
  expense risk fee)                                            of accumulation value invested  of accumulation value invested
                                                               in the variable investment      in the variable investment
                                                               options/5/                      options
Policy Loan Interest Charge      Annually, at the end of the   Accrues daily at annual         Accrues daily at annual
                                 Policy year                   effective rate of 4.75% of the  effective rate of 4.75% of the
                                                               loan balance                    loan balance

--------
/1/ The Monthly Charge per $1,000 of specified amount will vary based on the amount of specified amount and the insured person's sex, age and premium class. The Monthly Charge per $1,000 of specified amount shown in the table may not be typical of the charges you will pay. Page 3A of your Policy will indicate the initial Monthly Charge per $1,000 of specified amount applicable to your Policy. Your Policy refers to this charge as the "Monthly Expense Charge for the First Five Years." More detailed information covering your Monthly Charge per $1,000 of specified amount is available on request from our Administrative Center, shown under "Contact Information" on page 5 of this prospectus, or your AGL representative. There is no additional charge for any illustrations which may show various amounts of coverage.
/2/ The maximum charge is for a 75 year old male, standard tobacco, with a specified amount of $360,000.
/3/ The charge is assessed during the first 5 Policy years and during the first 5 Policy years following an increase in specified amount. The charge assessed during the 5 Policy years following an increase in specified amount is only upon the amount of the increase in specified amount.
/4/ The minimum charge is for an 18 year old female, preferred plus, with a specified amount of $360,000.
/5/ After the 10/th/ Policy year, the guaranteed maximum daily charge will be as follows:

      Policy years 11-20................. annual effective rate of 0.35%
      Policy years 21+................... annual effective rate of 0.15%

       The next tables describe the fees and expenses that you will pay on a transaction basis or periodically if you elect an optional benefit rider during the time that you own the Policy.

                               Transaction Fees
                        (optional benefit riders only)

Charge                                         When Charge is Deducted   Maximum Guaranteed Charge         Current Charge
------                                         ------------------------- --------------------------- ---------------------------

Overloan Protection Rider
   One-Time Charge                             At time rider is          5.0% of Policy's            3.5% of Policy's
                                               exercised                 accumulation value at time  accumulation value at time
                                                                         rider is exercised          rider is exercised

                                                       Periodic Charges
                                                (optional benefit riders only)

Optional Benefit Rider                         When Charge is Deducted   Maximum Guaranteed Charge         Current Charge
----------------------                         ------------------------- --------------------------- ---------------------------
Accidental Death Benefit Rider/1, 7/
   Maximum Charge/2/                           Monthly, at the           $0.15 per $1,000 of rider   $0.15 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
   Minimum Charge/3/                           Monthly, at the           $0.07 per $1,000 of rider   $0.07 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
   Representative Charge - for a 38 year old   Monthly, at the           $0.09 per $1,000 of rider   $0.09 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
Children's Insurance Benefit Rider             Monthly, at the           $0.48 per $1,000 of rider   $0.48 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
Spouse Term Rider/4, 7/
   Maximum charge/5/                           Monthly at the            $4.67 per $1,000 of rider   $3.38 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
   Minimum charge/6/                           Monthly at the            $0.07 per $1,000 of rider   $0.01 per $1,000 of rider
                                               beginning of each Policy  coverage                    coverage
                                               month
   Representative Charge - for a 38 year old   Monthly at the            $0.22 per $1,000 of rider   $0.14 per $1,000 of rider
     male, preferred non-tobacco               beginning of each Policy  coverage                    coverage
                                               month

--------
/1/ The charge for the Accidental Death Benefit Rider will vary based on the insured person's age.
/2/  The maximum charge is for a 65 year old.
/3/  The minimum charge is for a 29 year old.
/4/ The charge for the Spouse Term Rider will vary based on the spouse's sex, age and premium class.
/5/  The maximum charge is for a 70 year old male, standard tobacco.
/6/  The minimum charge is for a 15 year old female, preferred non-tobacco.
/7/ The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 68 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.

                               Periodic Charges
                        (optional benefit riders only)

Optional Benefit Rider              When Charge is Deducted        Maximum Guaranteed Charge              Current Charge
----------------------           ------------------------------ --------------------------------- -------------------------------
Waiver of Monthly Deduction
  Rider/1/
   Maximum Charge/2/             Monthly, at the beginning of   $0.40 per $1,000 of net           $0.40 per $1,000 of net
                                 each Policy month              amount at risk attributable to    amount at risk attributable to
                                                                the Policy                        the Policy
   Minimum Charge/3/             Monthly, at the beginning of   $0.02 per $1,000 of net           $0.02 per $1,000 of net
                                 each Policy month              amount at risk attributable to    amount at risk attributable to
                                                                the Policy                        the Policy
   Representative Charge - for   Monthly, at the beginning of   $0.03 per $1,000 of net           $0.03 per $1,000 of net
     a 38 year old               each Policy month              amount at risk attributable to    amount at risk attributable to
                                                                the Policy                        the Policy
Terminal Illness Rider
   Interest on Benefits          At time rider benefit is paid  Greatest of (1) current yield on  5.25%
                                 and each Policy anniversary    90-day U.S. Treasury Bills; or
                                 thereafter                     (2) Moody's Corporate Bond
                                                                Yield Average-Monthly
                                                                Average Corporates for month
                                                                of October preceding calendar
                                                                year for which loan interest
                                                                rate is determined; or (3)
                                                                interest rate used to calculate
                                                                cash values in Fixed Account
                                                                at the time the charge is
                                                                assessed, plus 1%/4/
   Administrative Fee            At time of claim               $250                              $150
Accelerated Access Solution/5/
   Maximum Charge/6/             Monthly, at the beginning of   $4.95 per $1000 of rider net      $4.95 per $1000 of rider net
                                 each Policy month              amount at risk                    amount at risk
   Minimum Charge/7/             Monthly, at the beginning of   $0.05 per $1000 of rider          $0.05 per $1000 of rider
                                 each Policy month              amount at risk                    amount at risk
   Representative Charge - for   Monthly, at the beginning of   $0.09 per $1000 of rider          $0.09 per $1000 of rider
     a 38 year old male,         each Policy month              amount at risk                    amount at risk
     preferred non-tobacco,
     with a specified amount
     of $360,000

--------
/1/ This charge will vary based on the insured person's age when we assess the charge. The charge may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 68 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.
/2/  The maximum charge is for a 59 year old.
/3/  The minimum charge is for an 18 year old.
/4/  In California, Connecticut, Delaware, Washington D.C., Florida,
     North Dakota and South Dakota interest on benefits will be the greater of only items (2) or (3).
/5/ The charge for the Accelerated Access Solution will vary based on the insured person's accelerated benefit amount option, age, sex, and premium class.
/6/ The maximum charge is for an 80 year old female, standard tobacco, with a specified amount of $100,000.
/7/ The minimum charge is for an 18 year old male, preferred plus, with a specified amount of $100,000.

                             Periodic Charges for
                            Optional Benefit Riders

                                        When Charge is
Charge                                    Deducted               Maximum Guaranteed Charge           Current Charge
------                           ----------------------------- ------------------------------ ------------------------------
Lapse Protection Benefit
Rider/1, 2/
   Maximum Charge/3/             Monthly, at the beginning of  $83.33 per $1000 of net        $83.33 per $1000 of net
                                 each Policy month             amount at risk                 amount at risk
   Minimum Charge/4/             Monthly, at the beginning of  $0.01 per $1000 of net amount  $0.01 per $1000 of net amount
                                 each Policy month             at risk                        at risk
   Representative Charge - for   Monthly, at the beginning of  $0.28 per $1000 of net amount  $0.01 per $1000 of net amount
     a 38 year old male,         each Policy month             at risk                        at risk
     preferred non-tobacco,
     with a specified amount
     of $360,000

--------
/1/ The charge for the lapse protection benefit rider will vary based on the insured person's sex, age, premium class and death benefit Option selected.
/2/ The charge for this rider may not be representative of the charge that a particular Policy owner will pay. More information about the charge may be found on page 68 of this prospectus under "Monthly charges for additional benefit riders." You may also review the terms of the rider. Your insurance representative can provide you with a copy.
/3/ The maximum charge is for an 85 year old male, standard tobacco, with a specified amount of $360,000.
/4/ The minimum charge is for an 18 year old female, preferred plus, non-tobacco, with a specified amount of $360,000.

       The next table describes the Fund fees and expenses that you will pay periodically during the time that you own the Policy. The table shows the maximum and minimum Total Annual Fund Operating Expenses before contractual waiver or reimbursement for any of the Funds for the fiscal year ended December 31, 2015. Current and future expenses for the Funds may be higher or lower than those shown.

                         Annual Fund Fees and Expenses
               (expenses that are deducted from the Fund assets)

  Charge                                                       Maximum Minimum
  ------                                                       ------- -------
  Total Annual Fund Operating Expenses for all of the Funds
    (expenses that are deducted from portfolio assets include
    management fees, distribution (12b-1) fees, and other
    expenses)/1/                                                1.17%   0.34%

   Details concerning each Fund's specific fees and expenses are contained in the Fund's prospectus.

--------
/1/ Currently 10 of the Funds have contractual reimbursements or fee waivers. These reimbursements or waivers expire on April 28, 2017. These contractual reimbursements or fee waivers do not change the maximum or minimum annual Fund fees and expenses reflected in the table.

                              GENERAL INFORMATION

American General Life Insurance Company

       We are American General Life Insurance Company ("AGL" or the "Company"). AGL is a stock life insurance company organized under the laws of Texas. AGL's home office is 2727-A Allen Parkway, Houston, Texas 77019-2191. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property-casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

       More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

       AGL is regulated for the benefit of Policy owners by the insurance regulator in its state of domicile and also by all state insurance departments where it is licensed to conduct business. AGL is required by its regulators to hold a specified amount of reserves in order to meet its contractual obligations to Policy owners. Insurance regulations also require AGL to maintain additional surplus to protect against a financial impairment; the amount of which surplus is based on the risks inherent in AGL's operations.

Separate Account VL-R

   We hold the Fund shares in which any of your accumulation value is invested in the Separate Account. The Separate Account is registered as a unit investment trust with the SEC under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 88 separate "divisions," 46 of which correspond to the 46 variable "investment options" under the Policy. The remaining 42 divisions, and all of these 46 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds. Income, gains and losses credited to, or charged against, the Separate Account reflect the Separate Account's own investment experience and not the investment experience of AGL's other assets.

   The assets in the Separate Account are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners.

Statement of Additional Information

   We have filed a Statement of Additional Information (the "SAI") with the SEC which includes more information about your Policy. The back cover page to this prospectus describes how you can obtain a copy of the SAI.

Communication with AGL

   When we refer to "you," we mean the person who is authorized to take any action with respect to a Policy. Generally, this is the owner named in the Policy. Where a Policy has more than one owner, each owner generally must join in any requested action, except for transfers and changes in the allocation of future premiums or changes among the investment options.

   Administrative Center. The Administrative Center provides service to all Policy owners. See "Contact Information" on page 5 of this prospectus. For applications, your AGL representative will tell you if you should use an address other than the Administrative Center address. All premium payments, requests, directions and other communications should be directed to the appropriate location. You should mail premium payments and loan repayments (or use express delivery, if you wish) directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown under "Contact Information" on page 5. You should communicate notice of the insured person's death, including any related documentation, to our Administrative Center address.

   E-Delivery, E-Service, telephone transactions and written transactions. There are several different ways to request and receive Policy services.

       E-Delivery. Instead of receiving paper copies by mail of certain documents we are required to provide to you, including annual Policy and Fund prospectuses, you may select E-Delivery. E-Delivery allows you to receive notification by E-mail when new or updated documents are available that pertain to your Policy. You may then follow the link contained within the E-mail to view these documents on-line. You may find electronically received documents easier to review and retain than paper documents. To enroll for E-Delivery, you can complete certain information at the time of your

Policy application (with one required extra signature). If you prefer, you can go to www.aig.com/lifeinsurance and at the same time you enroll for E-Service, enroll for E-Delivery. You do not have to enroll for E-Service to enroll for E-Delivery unless you enroll on-line. You may select or cancel E-Delivery at any time. There is no charge for E-Delivery.

       E-Service. You may enroll for E-Service to have access to on-line services for your Policy. These services include transferring values among investment options and changing allocations for future premiums. You can also view Policy statements. If you have elected E-Service, you may choose to handle certain Policy requests by E-Service, in writing or by telephone. We expect to expand the list of available E-Service transactions in the future. To enroll for E-Service, go to www.aig.com/lifeinsurance, click the E-Service login link, and complete the on-line enrollment pages. You may select or cancel the use of E-Service at any time. There is no charge for E-Service.

       E-Service transactions, telephone transactions and written transactions. Certain transaction requests currently must be made in writing. You must make the following requests in writing (unless you are permitted to make the requests by E-Service or by telephone. See "Telephone transactions" on page 21).

      .   transfer of accumulation value;*

      .   change of allocation percentages for premium payments;*

      .   change of allocation percentages for Policy deductions;*

      .   telephone transaction privileges;*

      .   loan;*

      .   full surrender;

      .   partial surrender;*

      .   premium payments;**

      .   change of beneficiary or contingent beneficiary;

      .   loan repayments or loan interest payments;**

      .   change of death benefit option or manner of death benefit payment;

      .   change in specified amount;

      . addition or cancellation of, or other action with respect to any benefit riders;

      .   election of a payment option for Policy proceeds; and

      .   tax withholding elections.

--------
* These transactions are permitted by E-Service, by telephone or in writing. ** These transactions are permitted by E-Service or in writing.

   We have special forms which should be used for loans, assignments, partial and full surrenders, changes of owner or beneficiary, and all other contractual changes. You will be asked to return your Policy when you request a full surrender. You may obtain these forms from our Administrative Center, shown under "Contact Information" on page 5, or from your AGL representative. Each communication must include your name, Policy number and, if you are not the insured person, that person's name. We cannot process any requested action that does not include all required information.

   One-time premium payments using E-Service. You may use E-Service to schedule one-time premium payments for your Policy. The earliest scheduled payment date available is the next business day. For the purposes of E-Service one-time premium payments only, a business day is a day the United States Federal Reserve System ("Federal Reserve") is open. If payment scheduling is completed after 4:00 p.m. Eastern time, then the earliest scheduled payment date available is the second business day after the date the payment scheduling is completed.

   Generally, your payment will be applied to your Policy on the scheduled payment date, and it will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the scheduled payment date. See "Effective Date of Policy and Related Transactions" on page 28.

   Premium payments may not be scheduled for Federal Reserve holidays, even if the New York Stock Exchange ("NYSE") is open. If the NYSE is closed on your scheduled payment date, your payment will be allocated to your chosen variable investment options based upon the prices set after 4:00 p.m. Eastern time on the first day the NYSE is open following your scheduled payment date.

   Telephone transactions. If you have a completed telephone authorization form on file with us, you may make transfers, or change the allocation of future premium payments or deduction of charges, by telephone, subject to the terms of the form. We will honor telephone instructions from any person who provides the correct information, so there is a risk of possible loss to you if unauthorized persons use this service in your name. Our current procedure is that only the owner or your AGL representative may make a transfer request by phone. We are not liable for any acts or omissions based upon instructions that we reasonably believe to be genuine. Our procedures include verification of the Policy number, the identity of the caller, both the insured person's and owner's names, and a form of personal identification from the caller. We will promptly mail a written confirmation of the transaction. If (a) many people seek to make telephone requests at or about the same time, or (b) our recording equipment malfunctions, it may be impossible for you to make a telephone request at the time you wish. You should submit a written request if you cannot make a telephone request. Also, if due to malfunction or other circumstances your telephone request is incomplete or not fully comprehensible, we will not process the transaction. The phone number for telephone requests is 1-800-340-2765.

   General. It is your responsibility to carefully review all documents you receive from us and immediately notify the Administrative Center of any potential inaccuracies. We will follow up on all inquiries. Depending on the facts and circumstances, we may retroactively adjust your Policy, provided you notify us of your concern within 30 days of receiving the transaction confirmation, statement or other document. Any other adjustments we deem warranted are made as of the time we receive notice of the potential error. If you fail to notify the Administrative Center of any potential mistakes or inaccuracies within 30 days of receiving any document, we will deem you to have ratified the transaction.

Illustrations

   We may provide you with illustrations for your Policy's death benefit, accumulation value, and cash surrender value based on hypothetical rates of return. Hypothetical illustrations also assume costs of insurance for a hypothetical person. These illustrations are illustrative only and should not be considered a representation of past or future performance. Your actual rates of return and actual charges may be higher or lower than these illustrations. The actual return on your accumulation value will depend on factors such as the amounts you allocate to particular investment options, the amounts deducted for the Policy's fees and charges, the variable investment options' fees and charges, and your Policy loan and partial surrender history.

   Before you purchase the Policy, we will provide you with what we refer to as a personalized illustration. A personalized illustration shows future benefits under the Policy based upon (1) the proposed insured person's age and premium class and (2) your selection of a death benefit Option, specified amount, planned periodic premiums, riders, and proposed investment options.

   After you purchase the Policy and upon your request, we will provide a similar personalized illustration that takes into account your Policy's actual values and features as of the date the illustration is prepared. We reserve the right to charge a maximum fee of $25 for personalized illustrations prepared after the Policy is issued if you request us to do so more than once each year. We do not currently charge for additional personalized illustrations.

                          VARIABLE INVESTMENT OPTIONS

   We divided the Separate Account into variable investment options, each of which invests in shares of a corresponding Fund. We have listed the investment options in the following two tables. The name of each Fund or a footnote for the Fund describes its type (for example, money market fund, growth fund, equity fund, etc.). The text of the footnotes follows the tables. Fund sub-advisers are shown in parentheses.

Variable Investment Options                                        Investment Adviser (sub-adviser, if applicable)
---------------------------                                  -----------------------------------------------------------
Alger Capital Appreciation Portfolio - Class I-2 Shares      Fred Alger Management, Inc.
American Century(R) VP Value Fund                            American Century Investment Management, Inc.
American Funds IS Asset Allocation Fund - Class 2 (high      Capital Research and Management Company
  total return (including income and capital gains)
  consistent with preservation of capital over the long
  term)
American Funds IS Global Growth Fund/SM/ - Class 2           Capital Research and Management Company
American Funds IS Growth Fund - Class 2                      Capital Research and Management Company
American Funds IS Growth-Income Fund - Class 2               Capital Research and Management Company
American Funds IS High-Income Bond Fund - Class 2            Capital Research and Management Company
American Funds IS International Fund/SM/ -                   Capital Research and Management Company
  Class 2(long-term growth of capital)
Anchor ST Capital Appreciation Portfolio - Class 3           SunAmerica Asset Management, LLC*
                                                             (Wellington Management Company, LLP)
Anchor ST Government and Quality Bond Portfolio - Class 3    SunAmerica Asset Management, LLC
                                                             (Wellington Management Company, LLP)
Fidelity(R) VIP Contrafund(R) Portfolio - Service            Fidelity Management & Research Company (FMR)
  Class 2(long-term capital appreciation)                    (FMR Co., Inc.)
                                                             (Other affiliates of FMR)
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2    Fidelity Management & Research Company (FMR)
                                                             (FMR Co., Inc.)
                                                             (Other affiliates of FMR)
Fidelity(R) VIP Government Money Market Portfolio - Service  Fidelity Management & Research Company (FMR)
  Class 2                                                    (Fidelity Investments Money Management, Inc.)
                                                             (Other affiliates of FMR)

Variable Investment Options                                        Investment Adviser (sub-adviser, if applicable)
---------------------------                                  -----------------------------------------------------------
Fidelity(R) VIP Growth Portfolio - Service Class 2           Fidelity Management & Research Company (FMR)
                                                             (FMR Co., Inc.)
                                                             (Other affiliates of FMR)
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2          Fidelity Management & Research Company (FMR)
                                                             (FMR Co., Inc.)
                                                             (Other affiliates of FMR)
Franklin Templeton Franklin Small Cap Value VIP Fund -       Franklin Advisory Services, LLC
  Class 2
Franklin Templeton Franklin Mutual Shares VIP Fund -         Franklin Mutual Advisers, LLC
  Class 2 (capital appreciation with income as a secondary
  goal)
Invesco V.I. Global Real Estate Fund - Series I Shares       Invesco Advisers, Inc. (Invesco Asset Management Limited)
Invesco V.I. Growth and Income Fund - Series I Shares        Invesco Advisers, Inc.
Invesco V.I. International Growth Fund - Series I Shares     Invesco Advisers, Inc.
Janus Aspen Enterprise Portfolio - Service Shares            Janus Capital Management LLC
  (long-term growth of capital)
Janus Aspen Forty Portfolio - Service Shares (long-term      Janus Capital Management LLC
  growth of capital)
JPMorgan IT Core Bond Portfolio - Class 1 Shares             J.P. Morgan Investment Management Inc.
MFS VIT(R) New Discovery Series - Initial Class (capital     Massachusetts Financial Services Company
  appreciation)
MFS VIT(R) Research Series - Initial Class (capital          Massachusetts Financial Services Company
  appreciation)
Neuberger Berman AMT Mid Cap Growth Portfolio - Class I      Neuberger Berman Investment Advisers LLC
Oppenheimer Global Fund/VA - Non-Service Shares              OFI Global Asset Management, Inc.
                                                             (OppenheimerFunds, Inc.)
PIMCO CommodityRealReturn(R) Strategy Portfolio -            Pacific Investment Management Company LLC
  Administrative Class (maximum real return)
PIMCO Global Bond Portfolio (Unhedged) - Administrative      Pacific Investment Management Company LLC
  Class
PIMCO Real Return Portfolio - Administrative Class (maximum  Pacific Investment Management Company LLC real return)
PIMCO Short-Term Portfolio - Administrative Class            Pacific Investment Management Company LLC
PIMCO Total Return Portfolio - Administrative Class          Pacific Investment Management Company LLC
Seasons ST Mid Cap Value Portfolio - Class 3                 SunAmerica Asset Management, LLC*
                                                             (Goldman Sachs Asset Management, LP)
                                                             (Lord, Abbett & Co. LLC)
SunAmerica ST Balanced Portfolio - Class 1 Shares            SunAmerica Asset Management, LLC
  (conservation of principal and capital appreciation)       (J.P. Morgan Investment Management, Inc.)
VALIC Co. I Dynamic Allocation Fund/1/                       VALIC** (SunAmerica Asset Management, LLC)
                                                             (AllianceBernstein L.P.)
VALIC Co. I Emerging Economies Fund (capital appreciation)   VALIC** (J.P. Morgan Investment Management Inc.)
VALIC Co. I Foreign Value Fund (Long-Term growth of capital) VALIC** (Templeton Global Advisors Limited)
VALIC Co. I International Equities Index Fund                VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. I Mid Cap Index Fund                               VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. I Nasdaq-100(R) Index Fund                         VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. I Science & Technology Fund/2/                     VALIC** (Allianz Global Investors U.S. LLC)
                                                             (T. Rowe Price Associates, Inc.)
                                                             (Wellington Management Company LLP)
VALIC Co. I Small Cap Index Fund                             VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. I Stock Index Fund                                 VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. II Mid Cap Value Fund/3/                           VALIC** (Robeco Investment Management, Inc. d/b/a Boston
                                                             Partners)
                                                             (Wellington Management Company LLP)
VALIC Co. II Socially Responsible Fund/4/                    VALIC** (SunAmerica Asset Management, LLC)
VALIC Co. II Strategic Bond Fund                             VALIC** (PineBridge Investments LLC)

--------
/1/ The Fund type for VALIC Co. I Dynamic Allocation Fund is capital appreciation and current income while managing net equity exposure. The Fund has an investment strategy that may serve to reduce the risk of investment losses that could require AGL to use its own assets to make payments in connection with certain guarantees under the Policy. In addition, the Fund may enable AGL to more efficiently manage its financial risks associated with guarantees like death benefits, due in part to a formula developed by AGL and provided to the Fund's sub-advisers. The formula used by the sub-advisers is described in the Fund's prospectus and may change over time based on proposals by AGL. Any changes to the formula proposed by AGL will be implemented only if they are approved by the Fund's investment adviser and the Fund's Board of Directors, including a majority of the Board's independent directors. Please see the VALIC Company I prospectus and Statement of Additional Information for details.

/2/ The Fund type for VALIC Co. I Science & Technology Fund is long-term capital appreciation. This Fund is a sector fund.
/3/ The Fund type for VALIC Co. II Mid Cap Value Fund is capital growth, through investment in equity securities of medium capitalization companies using a value-oriented investment approach.
/4/ The Fund type for VALIC Co. II Socially Responsible Fund is growth of capital through investment, primarily in equity securities, in companies which meet the social criteria established for the Fund.
*  SunAmerica Asset Management, LLC is an affiliate of AGL.
** "VALIC" means The Variable Annuity Life Insurance Company, an affiliate of
   AGL.

   From time to time, certain Fund names are changed. When we are notified of a name change, we will make changes so that the new name is properly shown. However, until we complete the changes on our systems, we may provide you with various forms, reports and confirmations that reflect a Fund's prior name.

   You can learn more about the Funds, their investment policies, risks, expenses and all other aspects of their operations by reading their applicable Fund prospectuses. You should carefully read the Funds' prospectuses before you select any variable investment option. We do not guarantee that any Fund will achieve its objective. In addition, no single Fund or investment option, by itself, constitutes a balanced investment plan. A Fund's prospectus may occasionally be supplemented by the Fund's Investment Adviser. Please check the AG Platinum Choice VUL webpage at www.aig.com/_3789_533840.html to view the Fund prospectuses and their supplements, or contact us at our Administrative Center to request copies of Fund prospectuses and their supplements.

   We have entered into various services agreements with most of the advisers or administrators for the Funds. We receive payments for the administrative services we perform such as proxy mailing and tabulation, mailing of Fund related information and responding to Policy owners' inquiries about the Funds. Currently, these payments range from 0.10% to 0.35% of the daily market value of the assets invested in the underlying Fund as of a certain date, usually paid at the end of each calendar quarter.

   We have entered into a services agreement with PIMCO Variable Insurance Trust ("PIMCO") under which we receive fees of up to 0.15% of the daily market value of the assets invested in the underlying Fund, paid directly by PIMCO for services we perform.

   We also receive what are referred to as "12b-1 fees" from some of the Funds themselves. These fees are designed to help pay for our direct and indirect distribution costs for the Policies. These fees are generally equal to 0.25% of the daily market value of the assets invested in the underlying Fund.

   From time to time some of these arrangements, except for 12b-1 arrangements, may be renegotiated so that we receive a greater payment than previously paid depending on our determination that the expenses we incur are greater than we anticipated. If the expenses we incur are less than we anticipated, we may make a profit from some of these arrangements. These payments do not result in any additional charges under the Policies that are not described under "Charges Under the Policy" on page 67.

   We offer Funds of the Anchor Series Trust, Seasons Series Trust, SunAmerica Series Trust, VALIC Co. I and VALIC Co. II at least in part because they are managed by SunAmerica Asset Management, LLC or VALIC, each an affiliate of AGL. AGL and/or its affiliates may be subject to certain conflicts of interest as AGL may derive greater revenues from Funds managed by affiliates than certain other available funds.

Payments We Make

   We make payments in connection with the distribution of the Policies that generally fall into the three categories below.

   Commissions. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the Policy to the public. The selling firms have entered into written selling agreements with the Company and AIG Capital Services, Inc., the distributor of the Policies. We pay commissions to the selling firms for the sale of your Policy. The selling firms are paid commissions for the promotion and sale of the Policies according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us.

   The registered representative who sells you the Policy typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

   Additional cash compensation. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold Policies. Sales-based payments primarily create incentives to make new sales of Policies.

   These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our Policies, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our Policies. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

   We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our Policies.

   If allowed by his or her selling firm, a registered representative or other eligible person may purchase a Policy on a basis in which an additional amount is credited to the Policy.

   We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the Policy. We hope to benefit from these revenue sharing arrangements through increased sales of our Policies and greater customer service support.

   Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our Policies over other variable universal life insurance policies (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a Policy and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this Policy.

   Non-cash compensation. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and the Financial Industry Regulatory Authority rules.

Payments We Receive

   We may directly or indirectly receive revenue sharing payments from the trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that make such payments to us. Other Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Funds you select.

   We generally receive three kinds of payments described below.

   Rule 12b-1 or service fees. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.35% of the average daily net assets in certain Funds. These fees are deducted directly from the assets of the Funds.

   Administrative, marketing and support service fees. We receive compensation of up to 0.35% annually based on assets under management from certain trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Funds or wholly from the assets of the Funds. Policy owners, through their indirect investment in the trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain trusts' investment advisers or their affiliates and vary by trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others.

   Other payments. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Funds in the Policy. These amounts are paid voluntarily and may provide such advisers, subadvisers and/or distributors access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the adviser's, subadviser's or distributor's participation.

   In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the Policy.

Voting Privileges

   We are the legal owner of the Funds' shares held in the Separate Account. However, you may be asked to instruct us how to vote the Fund shares held in the various Funds that are attributable to your Policy at meetings of shareholders of the Funds. The number of votes for which you may give directions will be determined as of the record date for the meeting. The number of votes that you may direct related to a particular Fund is equal to (a) your accumulation value invested in that Fund divided by (b) the net asset value of one share of that Fund. Fractional votes will be recognized.

   We will vote all shares of each Fund that we hold of record, including any shares we own on our own behalf, in the same proportions as those shares for which we have received instructions from owners participating in that Fund through the Separate Account. Even if Policy owners participating in that Fund choose not to provide voting instructions, we will vote the Fund's shares in the same proportions as the voting instructions which we actually receive. As a result, the instructions of a small number of Policy owners could determine the outcome of matters subject to shareholder vote.

   If you are asked to give us voting instructions, we will send you the proxy material and a form for providing such instructions. Should we determine that we are no longer required to send the owner such materials, we will vote the shares as we determine in our sole discretion.

   In certain cases, we may disregard instructions relating to changes in a Fund's investment manager or its investment policies. We will advise you if we do and explain the reasons in our next report to Policy owners. AGL reserves the right to modify these procedures in any manner that the laws in effect from time to time allow.

                                 FIXED ACCOUNT

   We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. The minimum guaranteed rate of interest we credit is shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 70. The "daily charge" described on page 67 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   You may transfer accumulation value into the Fixed Account at any time. However, there are restrictions on the amount you may transfer out of the Fixed Account in a Policy year. Please see "Transfers of existing accumulation value" on page 34.

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Obligations that are paid out of our general account include any amounts you have allocated to the Fixed Account, including any interest credited thereon, and amounts owed under your Policy for death and/or living benefits which are in excess of portions of Policy value allocated to the variable investment options. The obligations and guarantees under the Policy are our sole responsibility. Therefore, payments of these obligations are subject to our financial strength and claims paying ability, and our long term ability to make such payments. The general account assets are invested in accordance with applicable state regulation. These assets are exposed to the typical risks normally associated with a portfolio of fixed income securities, namely interest rate, option, liquidity and credit risk. We manage our exposure to these risks by, among other things, closely monitoring and matching the duration and cash flows of our assets and liabilities, monitoring or limiting prepayment and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities and engaging in a disciplined process of underwriting, reviewing and monitoring credit risk.

   Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account. The minimum annual effective rate is 2%.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our Fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

                                POLICY FEATURES

Age

   Generally, our use of age in your Policy and this prospectus refers to a person who is between six months younger and six months older than the stated age. Sometimes we refer to this as the "age nearest birthday."

Effective Date of Policy and Related Transactions

       Valuation dates, times, and periods. We compute values under a Policy on each day that the NYSE is open for business. We call each such day a "valuation date" or a "business day."

   We compute Policy values as of the time the NYSE closes on each valuation date, which usually is 3:00 p.m. Central time. We call this our "close of business." We call the time from the close of business on one valuation date to the close of business of the next valuation date a "valuation period." We are closed only on those holidays the NYSE is closed.

   Fund pricing. Each Fund produces a price per Fund share following each close of the NYSE and provides that price to us. We then determine the Fund value at which you may invest in the particular investment option, which reflects the change in value of each Fund reduced by the daily charge and any other charges that are applicable to your Policy.

   Date of receipt. Generally we consider that we have received a premium payment or another communication from you on the day we actually receive it in good order at any of the addresses shown on page 5 of this prospectus. "Good order" means that the instructions we receive include fully and accurately completed forms which are valid, including any necessary supplementary documentation, applicable to any given transaction or request received by us. If we receive it after the close of business on any valuation date, however, we consider that we have received it on the following valuation date. Any premium payments we receive after our close of business are held in our general account until the next business day.

   If we receive your premiums through payroll allotment, such as salary deduction or salary reduction programs, we consider that we receive your premium on the day we actually receive it, rather than the day the deduction from your payroll occurs. This is important for you to know because your premium receives no interest or earnings for the time between the deduction from your payroll and our receipt of the payment. We do not accept military allotment programs.

   Commencement of insurance coverage. After you apply for a Policy, it can sometimes take up to several weeks for us to gather and evaluate all the information we need to determine whether to issue a Policy to you and, if so, what the insured person's premium class should be. We will not pay a death benefit under a Policy unless (a) it has been delivered to and accepted by the owner and at least the initial premium has been paid, and (b) at the time of such delivery and payment, there have been no adverse developments in the insured person's health or risk of death. However, if you pay at least the minimum first premium payment with your application for a Policy, we will provide temporary coverage of up to $1,000,000 provided the insured person meets certain medical and risk requirements. The terms and conditions of this coverage are described in our "Limited Temporary Life Insurance Agreement," available to you when you apply for a Policy.

   Date of issue; Policy months and years. We prepare the Policy only after we approve an application for a Policy and assign the appropriate premium class. The day we begin to deduct charges will appear on page 3 of your Policy and is called the "Date of Issue." Policy months and years are measured from the date of issue. To preserve a younger age at issue for the insured person, we may assign a date of issue to a Policy that is up to 6 months earlier than otherwise would apply.

   Monthly deduction days. Each charge that we deduct monthly is assessed against your accumulation value at the close of business on the date of issue and at the end of each subsequent valuation period that includes the first day of a Policy month. We call these "monthly deduction days."

   Commencement of investment performance. We invest your initial premium in any variable investment options you have chosen, as well as the Fixed Account, on the later of (a) the date of issue, or (b) the date all requirements needed to place the Policy in force have been reviewed and found to be satisfactory, including underwriting approval and receipt of the necessary premium. In the case of a back-dated Policy, we do not credit an investment return to the accumulation value resulting from your initial premium payment until the date stated in (b) above.

   Effective date of other premium payments and requests that you make. Premium payments (after the first) and transactions made in response to your requests and elections are generally effected at the end of the valuation period in which we receive the payment, request or election and based on prices and values computed as of that same time. Exceptions to this general rule are as follows:

   . Increases or decreases you request in the specified amount of insurance, reinstatement of a Policy that has lapsed, and changes in death benefit Option take effect on the Policy's monthly deduction day if your request is approved on that day or on the next monthly deduction day following our approval if we approve your request on any other day of the month;

   . We may return premium payments, make a partial surrender or reduce the death benefit if we determine that such premiums would cause your Policy to become a modified endowment contract or to cease to qualify as life insurance under federal income tax law or exceed the maximum net amount at risk;

   . If you exercise your right to return your Policy described under "Free look period", your coverage will end when you deliver it to your AGL insurance representative, or if you mail it to us, the date it is postmarked; and

   . If you pay a premium at the same time that you make a Policy request which requires our approval, your payment will be applied when received rather than following the effective date of the requested change, but only if your Policy is in force and the amount paid will not cause you to exceed premium limitations under the Internal Revenue Code of 1986, as amended (the "Code"). If we do not approve your Policy request, your premium payment will still be accepted in full or in part (we will return to you the portion of your premium payment that would be in violation of the maximum premium limitations under the Code). We will not apply this procedure to premiums you pay in connection with reinstatement requests.

Death Benefits

   Your specified amount of insurance. In your application to buy an AG Platinum Choice VUL Policy, you tell us how much life insurance coverage you want. We call this the "specified amount" of insurance.

   We also guarantee a death benefit, provided you have met the required monthly guarantee premiums requirement that applies to either the 20-year benefit rider or the lapse protection benefit rider. The 20-year benefit rider can provide a guaranteed death benefit for up to 20 years. The lapse protection benefit rider can provide a guaranteed death benefit for the life of the Policy. If you select the lapse protection benefit rider you cannot also select the 20-year benefit rider. If you do not select the lapse protection benefit rider, we will automatically provide you with the 20-year benefit rider, at no charge. The guaranteed death benefit under either of these riders is equal to the specified amount (less any indebtedness) and any benefit riders. We refer to this guarantee in both your Policy and this prospectus as the "guarantee period benefit." We provide more information about the specified amount and the guarantee period benefit under "Guaranteed death benefits," on page 33 and a discussion of the two riders under "Additional Optional Benefit Riders" on page 40. You should read these other discussions carefully because they contain important information about how the choices you make can affect your benefits and the amount of premiums and charges you may have to pay.

   Investment performance affects the amount of your Policy's accumulation value. We deduct all charges from your accumulation value. The amount of the monthly charges may differ from month to month. However, as long as all applicable charges are paid timely each month, the specified amount of insurance payable under your Policy is unaffected by investment performance. (See "Monthly insurance charge" on page 68.)

   Your death benefit. You must choose one of two death benefit Options under your Policy at the time it is issued.

   You can choose Option 1 or Option 2 at the time of your application or at any later time before the Policy's maturity date. The death benefit we will pay is reduced by any outstanding Policy loans and increased by any unearned loan interest we may have already charged. Depending on the Option you choose, the death benefit we will pay is:

   . Option 1 - The specified amount on the date of the insured person's death.

   . Option 2 - The sum of (a) the specified amount on the date of the insured person's death and (b) the Policy's accumulation value as of the date of death.

   See "Partial surrender" on page 60 for more information about the effect of partial surrenders on the amount of the death benefit.

   Under Option 2, your death benefit will be higher than under Option 1. However, the monthly insurance charge we deduct will also be higher to compensate us for our additional risk. Because of this, your accumulation value for the same amount of premium will be higher under Option 1 than under Option 2.

   Any premiums we receive after the insured person's date of death will be returned and not included in your accumulation value.

   Required minimum death benefit. We may be required under federal tax law to pay a larger death benefit than what would be paid under your chosen death benefit Option. We refer to this larger benefit as the "required minimum death benefit" as explained below.

   Federal tax law requires a minimum death benefit (the required minimum death benefit) in relation to the accumulation value for a Policy to qualify as life insurance. We will automatically increase the death benefit of a Policy if necessary to ensure that the Policy will continue to qualify as life insurance. One of two tests under current federal tax law can be used: the "guideline premium test" or the "cash value accumulation test." You must elect one of these tests when you apply for a Policy. After we issue your Policy, the choice may not be changed.

   If you choose the guideline premium test, total premium payments paid in a Policy year may not exceed the guideline premium payment limitations for life insurance set forth under federal tax law. In addition to meeting the premium requirements, the death benefit must be large enough when compared to the accumulation value to meet the minimum death benefit requirement. If you choose the cash value accumulation test, there are no limits on the amount of premium you can pay in a Policy year, as long as the death benefit is large enough compared to the accumulation value to meet the minimum death benefit requirement.

   The other major difference between the two tax tests involves the Policy's required minimum death benefit. The required minimum death benefit is calculated as shown in the tables that follow.

   If you selected death benefit Option 1 or Option 2 at any time when the required minimum death benefit is more than the death benefit payable under the Option you selected, the death benefit payable would be the required minimum death benefit.

   Under federal tax law rules, if you selected death benefit Option 1 and elected the cash value accumulation test, rather than the guideline premium test, the payment of additional premiums may cause your accumulation value to increase to the required minimum death benefit. Therefore, choosing the cash value accumulation test may make it more likely that the required minimum death benefit will apply if you select death benefit Option 1.

   If you anticipate that your Policy may have a substantial accumulation value in relation to its death benefit, you should be aware that the cash value accumulation test may cause your Policy's death benefit to be higher than if you had chosen the guideline premium test. To the extent that the cash value accumulation test does result in a higher death benefit, the cost of insurance charges deducted from your Policy will also be higher. This compensates us for the additional risk that we might have to pay the required minimum death benefit.

   If you have selected the cash value accumulation test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by a required minimum death benefit percentage that will be set forth on page 27 of your Policy. The required minimum death benefit percentage varies based on the age and premium class of the insured person. Below is an example of applicable required minimum death benefit percentages for the cash value accumulation test. The percentages shown are for a male, non-tobacco, ages 40 to 120.

                         APPLICABLE PERCENTAGES UNDER
                         CASH VALUE ACCUMULATION TEST

Insured Person's Attained Age   40   45   50   55   60   65   70   75   99  100+
%                              418% 352% 298% 253% 218% 189% 167% 148% 104% 100%

   If you have selected the guideline premium test, we calculate the required minimum death benefit by multiplying your Policy's accumulation value by an applicable required minimum death benefit percentage. The applicable required minimum death benefit percentage is 250% when the insured person's age is 40 or less, and decreases each year thereafter to 100% when the insured person's age is 95 or older. The applicable required minimum death benefit percentages under the guideline premium test for certain ages from 40 to 95 are set forth in the following table.

                         APPLICABLE PERCENTAGES UNDER
                            GUIDELINE PREMIUM TEST

  Insured Person's Attained Age   40   45   50   55   60   65   70   75   95+
  %                              250% 215% 185% 150% 130% 120% 115% 105% 100%

   Your Policy calls the multipliers used for each test the "Death Benefit Corridor Rate."

Premium Payments

   Premium payments. We call the payments you make "premiums" or "premium payments." The amount we require as your initial premium varies depending on the specifics of your Policy and the insured person. If mandated under applicable law, we may be required to reject a premium payment. Otherwise, with a few exceptions mentioned below, you can make premium payments at any time and in any amount. Premium payments we receive after your free look period, as discussed on page 34, will be allocated upon receipt to the available investment options you have chosen.

   Premium payments and transaction requests in good order. We will accept the Policy owner's instructions to allocate premium payments to investment options, to make redemptions (including loans) or to transfer values among the Policy owner's investment options, contingent upon the Policy owner's providing us with instructions in good order.

   When we receive a premium payment or transaction request in good order, it will be treated as described under "Effective date of other premium payments and requests that you make" on page 29 of this prospectus. If we receive an instruction that is not in good order, the requested action will not be completed, and any premium payments that cannot be allocated will be held in a non-interest bearing account until we receive all necessary information.

   We will attempt to obtain Policy owner guidance on requests not received in good order for up to five business days following receipt. For instance, one of our representatives may telephone the Policy owner to determine the intent of a request. If a Policy owner's request is still not in good order after five business days, we will cancel the request, and return any unallocated premiums to the Policy owner along with the date the request was canceled.

   Limits on premium payments. Federal tax law may limit the amount of premium payments you can make (relative to the amount of your Policy's insurance coverage) and may impose penalties on amounts you take out of your Policy if you do not observe certain additional requirements. These tax law requirements and a discussion of modified endowment contracts are summarized further under "Federal Tax Considerations" beginning on page 72. We will monitor your premium payments, however, to be sure that you do not exceed permitted amounts or inadvertently incur any tax penalties. The tax law limits can vary as a result of changes you make to your Policy. For example, a reduction in the specified amount of your Policy can reduce the amount of premiums you can pay.

   Also, in certain limited circumstances, additional premiums may cause the death benefit to increase by more than they increase your accumulation value. In such case, we may refuse to accept an additional premium if the insured person does not provide us with satisfactory evidence that our requirements for issuing insurance are still met. This increase in death benefit is on the same terms (including additional charges) as any other specified amount increase you request (as described under "Increase in coverage" on page 37).

   We reserve the right to reject any premium.

   Checks. You may pay premium by checks drawn on a U.S. bank in U.S. dollars and made payable to "American General Life Insurance Company," or "AGL." Premiums after the initial premium should be sent directly to the appropriate address shown on your billing statement. If you do not receive a billing statement, send your premium directly to the address for premium payments shown on page 5 of this prospectus. We also accept premium payments by bank draft, wire or by exchange from another insurance company. Premium payments from salary deduction plans may be made only if we agree. You may obtain further information about how to make premium payments by any of these methods from your AGL representative or from our Administrative Center shown under "Contact Information" on page 5.

   Planned periodic premiums. Page 3 of your Policy will specify a "Planned Periodic Premium." This is the amount that you (within limits) choose to pay. Our current practice is to bill monthly, quarterly, semi-annually or annually. However, payment of these or any other specific amounts of premiums is not mandatory. After payment of your initial premium, you need only invest enough to ensure that your Policy's cash surrender value stays above zero or that the guarantee period benefit (described under "Guaranteed death benefits" on page 33) remains in effect ("Cash surrender value" is explained under "Full Surrenders" on page 6). The less you invest, the more likely it is that your Policy's cash surrender value could fall to zero as a result of the deductions we periodically make from your accumulation value.

   Guaranteed death benefits. Your Policy makes a choice from two benefit riders available to you that provide guarantees on your death benefit. This means that if you have one of these riders, your

Policy and any other benefit riders you have selected will not lapse as long as you meet the requirements associated with that rider. Subject to the terms of the rider, if you meet your rider's requirements while the rider is in force, your Policy will not lapse even if your Policy's cash surrender value has declined to zero.

   One of these riders, called the "20-year benefit rider," is a benefit provided to any Policy owner who does not select the "lapse protection benefit rider." We issue the rider only when the Policy is issued. There is no charge for the rider. This rider only guarantees the death benefit for a given period. The required monthly guarantee premiums for this rider are shown on page 3 of your Policy.

   The second rider is the lapse protection benefit rider. You may select the lapse protection benefit rider only at the time we issue your Policy and if you select other Policy features. There is a charge for this rider. See the Tables of Fees and Charges. We will not issue the 20-year benefit rider if you select the lapse protection benefit rider.

   There is no difference in the calculation of Policy values and the death benefit between a Policy that has a guarantee period benefit under the 20-year benefit rider and one that does not, because the rider is free of charge. However, because there is a charge for the lapse protection benefit rider, Policy values are lower for a Policy that has this rider as opposed to one that does not.

   The conditions and benefits of each rider are described under "Additional Optional Benefit Riders" on page 40. Be sure to review their descriptions.

   Free look period. If for any reason you are not satisfied with your Policy, you may return it to us and we will refund the greater of (i) any premium payments received by us or (ii) your accumulation value plus any charges that have been deducted prior to allocation to your specified investment options. To exercise your right to return your Policy, you must mail it directly to the Administrative Center or return it to the AGL insurance representative through whom you purchased the Policy within 10 days after you receive it. Because you have this right, we will invest your initial net premium payment in the money market investment option from the date your investment performance begins until the first business day that is at least 15 days later. Then we will automatically allocate your investment among the available investment options in the ratios you have chosen. This reallocation will not count against the 12 free transfers that you are permitted to make each year. Any additional premium we receive during the 15-day period will also be invested in the money market investment option and allocated to the investment options at the same time as your initial net premium.

Changing Your Investment Option Allocations

   Future premium payments. You may at any time change the investment options in which future premiums you pay will be invested. Your allocation must, however, be in whole percentages that total 100%.

   Transfers of existing accumulation value. You may transfer your existing accumulation value from one investment option to another, subject to the restrictions below and other restrictions described in this prospectus (see "Market timing" on page 36, "Restrictions initiated by the Funds and information sharing obligations" on page 37 and "Additional Rights That We Have" on page 65).

   . RESTRICTIONS ON TRANSFERS FROM VARIABLE INVESTMENT OPTIONS. You may make transfers from the variable investment options at any time. There is no maximum limit on the amount you may transfer. The minimum amount you may transfer from a variable investment option is $500, unless you are transferring the entire amount you have in the option.

   . RESTRICTIONS ON TRANSFERS FROM THE FIXED ACCOUNT. You may make transfers from the Fixed Account only during the 60-day period following each Policy anniversary (including the 60-day period following the date we apply your initial premium to your Policy).

   . TRANSACTING MULTIPLE TRANSFER REQUESTS. In the event you provide us, during one valuation period, with more than one transfer request in good order, we will treat the multiple requests as only one transfer request.

       The maximum total amount you may transfer from the Fixed Account each year is limited to the greater of "a" or "b" below:

       a. 25% of the unloaned accumulation value you have in the Fixed Account as of the Policy anniversary (for the first Policy year, the amount of your initial premium you allocated to the Fixed Account); or

       b. the total amount you transferred or surrendered from the Fixed Account during the previous Policy year.

       The minimum amount you may transfer from the Fixed Account is $500, unless you are transferring the entire amount you have in the Fixed Account. There are no restrictions on the frequency or amount you may transfer into the Fixed Account. Transfers to or from the Fixed Account do not count toward the annual 12 free transfers.

   Dollar cost averaging. Dollar cost averaging is an investment strategy designed to help reduce the risks that result from market fluctuations. Dollar cost averaging does not result in any transfers to or from the Fixed Account. The strategy spreads the allocation of your accumulation value among your chosen variable investment options over a period of time. This allows you to potentially reduce the risk of investing most of your funds at a time when prices are high. Dollar cost averaging ("DCA program") is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

   Under dollar cost averaging, we automatically make transfers of your accumulation value from the variable investment option of your choice to one or more of the other variable investment options that you choose. You tell us what day of the month you want these transfers to be made (other than the 29th, 30th or 31st of a month) and whether the transfers on that day should occur monthly, quarterly, semi-annually or annually. We make the transfers at the end of the valuation period containing the day of the month you select. We compute values under a Policy on each valuation date. A valuation period is the time from the close of business on a valuation date to the close of business on the next valuation date. You must have at least $5,000 of accumulation value to start dollar cost averaging and each transfer under the program must be at least $100. Dollar cost averaging ceases upon your request, or if your accumulation value in the investment option from which you are making transfers becomes exhausted. You may maintain only one dollar cost averaging instruction with us at a time. You cannot use dollar cost averaging at the same time you are using automatic rebalancing. Dollar cost averaging transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service. We reserve the right to modify, suspend or terminate the DCA program at any time.

   Automatic rebalancing. This feature automatically rebalances the proportion of your accumulation value in each variable investment option under your Policy to correspond to your then current and compliant premium allocation designation. Automatic rebalancing does not result in any transfers to or from the Fixed Account. Automatic rebalancing does not guarantee gains, nor does it assure that you will not have losses. You tell us whether you want us to do the rebalancing quarterly, semi-annually or annually. Automatic rebalancing will occur as of the end of the valuation period that contains the date of the month your Policy was issued. For example, if your Policy is dated January 17, and you have requested automatic rebalancing on a quarterly basis, automatic rebalancing will start on April 17, and will occur quarterly thereafter. You must have a total accumulation value of at least $5,000 to begin automatic rebalancing, unless you elect the lapse protection benefit rider. When the lapse protection benefit rider is elected, there is no minimum accumulation value to begin automatic rebalancing. Automatic rebalancing ends upon your request. You may maintain only one automatic rebalancing instruction with us at a time. You cannot use automatic rebalancing at the same time you are using dollar cost averaging. Automatic rebalancing transfers do not count against the 12 free transfers that you are permitted to make each year. We do not charge you for using this service.

   Market timing. The Policies are not designed for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. Market timing carries risks with it, including:

   . dilution in the value of Fund shares underlying investment options of other Policy owners;

   .   interference with the efficient management of the Fund's portfolio; and

   .   increased administrative costs.

   We have policies and procedures affecting your ability to make transfers within your Policy. A transfer can be your allocation of all or a portion of a new premium payment to an investment option. You can also transfer your accumulation value in one investment option (all or a portion of the value) to another investment option.

   We are required to monitor the Policies to determine if a Policy owner requests:

   . a transfer out of a variable investment option within two calendar weeks of an earlier transfer into that same variable investment option; or

   . a transfer into a variable investment option within two calendar weeks of an earlier transfer out of that same variable investment option; or

   . a transfer out of a variable investment option followed by a transfer into that same variable investment option, more than twice in any one calendar quarter; or

   . a transfer into a variable investment option followed by a transfer out of that same variable investment option, more than twice in any one calendar quarter.

   If any of the above transactions occurs, we will suspend such Policy owner's same day or overnight delivery transfer privileges (including website, e-mail and facsimile communications) with notice to prevent market timing efforts that could be harmful to other Policy owners or beneficiaries. Such notice of suspension will take the form of either a letter mailed to your last known address, or a telephone call from our Administrative Center to inform you that effective immediately, your same day or overnight delivery transfer privileges have been suspended. A Policy owner's first violation of this policy will result in the suspension of Policy transfer privileges for ninety days. A Policy owner's subsequent violation of this policy will result in the suspension of Policy transfer privileges for six months.

   In most cases transfers into and out of the money market investment option are not considered market timing; however, we examine all of the above transactions without regard to any transfer into or out of the money market investment option. We treat such transactions as if they are transfers directly into and out of the same variable investment option. For instance:

    (1)if a Policy owner requests a transfer out of any variable investment option into the money market investment option, and

    (2)the same Policy owner, within two calendar weeks requests a transfer out of the money market investment option back into that same variable investment option, then

    (3)the second transaction above is considered market timing.

       Transfers under dollar cost averaging, automatic rebalancing or any other automatic transfer arrangements to which we have agreed are not affected by these procedures.

   The procedures above will be followed in all circumstances, and we will treat all Policy owners the same.

   In addition, Policy owners incur a $25 charge for each transfer in excess of 12 each Policy year.

   Restrictions initiated by the Funds and information sharing obligations. The Funds have policies and procedures restricting transfers into the Fund. For this reason or for any other reason the Fund deems necessary, a Fund may instruct us to reject a Policy owner's transfer request. Additionally, a Fund may instruct us to restrict all purchases or transfers into the Fund by a particular Policy owner. We will follow the Fund's instructions. The availability of transfers from any investment option offered under the Policy is unaffected by the Fund's policies and procedures.

   Please read the Funds' prospectuses and supplements for information about restrictions that may be initiated by the Funds.

   In order to prevent market timing, the Funds have the right to request information regarding Policy owner transaction activity. Upon a Fund's request, we will provide mutually agreed upon information regarding Policy owner transactions in the Fund.

Changing the Specified Amount of Insurance

   Increase in coverage. At any time before the Policy's maturity date while the insured person is living, you may request an increase in the specified amount of coverage under your Policy. You must, however, provide us with satisfactory evidence that the insured person continues to meet our requirements for issuing insurance coverage.

   We treat an increase in specified amount in many respects as if it were the issuance of a new Policy. For example, the monthly insurance charge for the increase will be based on the age, gender and premium class of the insured person at the time of the increase. Also, a new amount of surrender charge applies to the amount of the increase for the 9 Policy years following the increase.

   Whenever you decide to increase your specified amount, you will be subject to a new monthly charge per $1,000 of specified amount. The additional charge assessed for the first five Policy years following the increase will be applied only to the increase in your specified amount. Increasing the specified amount may increase the amount of premium you would need to pay to avoid a lapse of your Policy.

   Decrease in coverage. After the first Policy year and before the Policy's maturity date, you may request a reduction in the specified amount of coverage, but not below certain minimums. After any decrease, the death benefit must be at least the greater of:

   .   $100,000; and

   . any minimum amount which is necessary for the Policy to continue to meet the federal tax law definition of life insurance.

   We will apply any decrease in coverage as of the monthly deduction day (see "Monthly deduction days" on page 29) following the valuation date we receive the request.

   The decrease in coverage is applied in the following order:

   .   Against the specified amount provided by the most recent increase;

   .   Against the next most recent increases successively;

   .   Against the specified amount provided under your original application.

   We will deduct from your accumulation value any surrender charge that is due on account of the decrease. If there is not sufficient accumulation value to pay the surrender charge at the time you request a reduction, the decrease will not be allowed.

   A reduction in specified amount will not reduce the monthly charges per $1,000 of specified amount, or the amount of time for which we assess these charges. For instance, if you increase your coverage and follow it by a decrease in coverage within five years of the increase, we will assess the monthly charge per $1,000 of specified amount against the increase in coverage for the full five years even though you have reduced the amount of coverage.

Changing Death Benefit Options

   Change of death benefit Option. You may at any time before the Policy's maturity date while the insured person is living request us to change your death benefit option from:

   Option 1 to Option 2; or
   Option 2 to Option 1.

   . If you change from Option 1 to Option 2, we automatically reduce your Policy's specified amount of insurance by the amount of your Policy's accumulation value (but not below zero) at the time of the change. The change will go into effect on the monthly deduction day following the date we receive your request for change. Any such reduction in specified amount will be subject to the same guidelines and restrictions described in "Decrease in coverage" on page 38. We will not charge a surrender charge for this reduction in specified amount. The surrender charge schedule will not be reduced on account of the reduction in specified amount. The monthly charge per $1,000 of specified amount will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   . If you change from Option 2 to Option 1, then as of the date of the change we automatically increase your Policy's specified amount by the amount of your Policy's accumulation value. The monthly charge per $1000 of specified amount will not change. At the time of the change of death benefit option, your Policy's monthly insurance charge and surrender value will not change.

   Effect of changes in insurance coverage on guarantee period benefit. A change in coverage does not result in termination of the 20-year benefit rider or the lapse protection benefit rider, so that if you pay certain prescribed amounts of premiums, we will pay a death benefit even if your Policy's cash surrender value declines to zero. The details of this guarantee are discussed under "20-year benefit rider" on page 43 and "Lapse protection benefit rider" on page 45.

   Tax consequences of changes in insurance coverage. Please read "Tax Effects" starting on page 72 of this prospectus to learn about possible tax consequences of changing your insurance coverage under your Policy.

Account Value Enhancement

   Your Policy will be eligible for an Account Value Enhancement at the end of the 21/st/ Policy year, and at the end of each Policy year thereafter. An Account Value Enhancement is a credit we may provide to your accumulation value. At our complete discretion, the credit for any Policy year can be 0.01% or greater. We will inform you following the end of each Policy year the amount, if any, of Account Value Enhancement credited to your Policy.

   Here are the additional terms of the Account Value Enhancement:

   . Each Account Value Enhancement will be calculated using your unloaned accumulation value at the end of the last day of the Policy year.

   . The amount of each Account Value Enhancement will be calculated by applying a percentage to the unloaned accumulation value. The percentage, if any, will be reset annually.

   . Each Account Value Enhancement will be allocated to your Policy's investment options using the premium allocation percentages you have in effect at the time of allocation.

   . There is no Policy charge for any Account Value Enhancement, although some of the Policy charges may be higher because of an increase in your accumulation value.

   Enhancements credited to your variable investment options result in an increase in your accumulation value. Each enhancement is fully vested when credited. You will be subject to the risk that investment performance will be unfavorable and your accumulation value will decrease because of the unfavorable performance and the resulting higher insurance charges. As a result you may not receive any benefit from an Account Value Enhancement. See "Investment Risk" on page 9.

Reports to Policy Owners

   Shortly after the end of each Policy year, we will mail you a report that includes information about your Policy's current death benefit, accumulation value, cash surrender value and Policy loans. We will send you notices to confirm premium payments, transfers and certain other Policy transactions. We will mail to you at your last known address of record, these and any other reports and communications required by law. You should give us prompt written notice of any address change. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately.

                      ADDITIONAL OPTIONAL BENEFIT RIDERS

Riders

   You may be eligible to add additional optional rider benefits to your Policy. You can request that your Policy include the additional rider benefits described below. An exception is the overloan protection rider which we automatically issue at the time we issue your Policy provided you selected the guideline premium test. For most of the riders that you choose, a charge, which will be shown on page 3 of your Policy, will be deducted from your accumulation value on each monthly deduction day. Eligibility for and changes in these benefits are subject to our rules and procedures as well as Internal Revenue Service guidelines and rules that pertain to the Code's definition of life insurance as in effect from time to time. Not all riders are available in all states. More details are included in each rider, which your insurance representative can review with you before you decide to elect any of them. Some of the riders provide guaranteed benefits that are obligations of our general account and not of the Separate Account. See "Our general account" on page 27.

   Accidental Death Benefit Rider. This rider pays an additional death benefit if the insured person dies from certain accidental causes. There is a charge for this rider, which currently is $0.15 each month for each $1000 of rider coverage for a 38 year old insured person. See the Tables of Fees and Charges. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Children's Insurance Benefit Rider. This rider provides term life insurance coverage on the eligible children of the person insured under the Policy. There is a charge for this rider, which currently is $0.48 each month for each $1000 of rider coverage. See the Tables of Fees and Charges. This rider is convertible into any other insurance (except for term coverage) available for conversions, under our published rules at the time of conversion. You may purchase this rider at the time we issue your Policy or at any time thereafter. This rider terminates at the earlier of the Policy anniversary nearest the insured person's 65/th/ birthday or the "Maturity Date" shown on page 3 of your Policy; however, you may elect to terminate it at any time before then. When the rider terminates the charge will cease.

   Spouse Term Rider. This rider provides term life insurance on the life of the spouse of the Policy's insured person. There is a charge for this rider, which currently is $0.14 each month for each $1000 of rider coverage for a 38 year old male who is in good health and does not use tobacco products. This rider terminates no later than the Policy anniversary nearest the spouse's 75th birthday. You can convert this rider into any other insurance, except term, under our published rules at the time of conversion. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. If you do so, the charge will cease.

   Terminal Illness Rider. This rider provides the Policy owner with the right to request a benefit if the Policy's insured person is diagnosed as having a terminal illness (as defined in the rider) and less than 12 months to live. This rider is not available in all states. There is a one-time administrative fee charged for this rider, which currently is $150 assessed at the time of the claim. The maximum amount you may receive under this rider before the insured person's death is 50% of the death benefit that would be due under the Policy (excluding any rider benefits), not to exceed $250,000. The amount of benefits paid under the rider, plus interest on this amount to the next Policy anniversary, plus an administrative fee (not to exceed $250), becomes a "lien" against the remaining benefits payable under the Policy. In most states, the maximum interest rate will not exceed the greatest of

    1. the current yield on 90-day U.S. Treasury Bills; or

    2. the Moody's Corporate Bond Yield Average-Monthly Average Corporates for the month of October preceding the calendar year for which the loan interest rate is determined; or

    3. the interest rate we are using when calculating cash values in the Fixed Account at the time the charge is assessed, plus 1%.

However, in California, Connecticut, Delaware, Washington, D.C., Florida, North Dakota and South Dakota the maximum interest rate will be the greater of only the second and third items above.

   A lien is a claim by AGL against all future Policy benefits. We will continue to charge interest in advance on the total amount of the lien and will add any unpaid interest to the total amount of the lien each year. The cash surrender value of the Policy also will be reduced by the amount of the lien. Any time the total lien, plus any other Policy loans, exceeds the Policy's then current death benefit, the Policy will terminate without further value. You can purchase this rider at any time prior to the maturity date. You may terminate this rider at any time. If you do so, the charge will cease.

   Waiver of Monthly Deduction Rider. This rider provides for a waiver of all monthly charges assessed for both your Policy and riders that we otherwise would deduct from your accumulation value, so long as the insured person is totally disabled (as defined in the rider). This rider is not available for Policies with an initial specified amount greater than $5,000,000. There is a charge for this rider, which currently is $0.03 per $1000 of the Policy's net amount at risk. See the Tables of Fees and Charges. While we are paying benefits under this rider we will not permit you to request any increase in the specified amount of your Policy's coverage. When we "pay benefits" under this rider we deduct all monthly charges (except for loan interest) from your Policy's cash value, but not from your Policy's accumulation value. Therefore your Policy's accumulation value will not change because of monthly charges.

   You should carefully consider the following risks associated with exercising this rider:

   . If you have an outstanding Policy loan, loan interest must be paid either as premium or from the Policy's accumulation value. It is possible the Policy will lapse for nonpayment of loan interest.

   . You may not increase or decrease the Policy's specified amount while monthly deductions are waived.

   . You may not change the death benefit Option while monthly deductions are waived.

   .   You may not add any riders while monthly deductions are waived.

   You can purchase this rider on the life of an insured person who is younger than age 56. You can purchase this rider only at the time we issue your Policy. You may later elect to terminate this rider. When the rider terminates the charge will cease.

   Overloan Protection Rider. This rider may keep your Policy from lapsing due to interest charges on outstanding Policy loans. This rider allows you to retain the death benefit coverage under your Policy and discontinue paying premiums. We issue this rider automatically when your Policy is issued.

   Before purchasing a Policy that includes the overloan protection rider, consider that if you exercise the rider, you could be deemed to be in receipt of a taxable distribution of the outstanding loan balance. You should consult a tax advisor before exercising the rider to determine the tax consequences.

   This rider does not automatically guarantee that your Policy will not lapse. There are several conditions you must meet in order for the rider to be exercised. The conditions are listed at the end of this section. We do not anticipate that many Policy owners will meet all those conditions. Overall the rider is more likely to be helpful for Policies with younger insureds, because the Policy owner has a longer period of time to build the Policy's cash value. However, it is important to keep in mind that a Policy owner who anticipates using a strategy over the life of the Policy that calls for significant loan activity should consider selecting the guideline premium test when applying for the Policy, because the rider cannot be used if that selection is not made.

   A significant reason to plan to have this rider available for use is because a Policy with very large outstanding loans when the Policy lapses may generate a significant taxable event for the Policy owner. You may wish to consult your tax advisor about this issue before you apply for a Policy.

   There is a one-time charge for this rider, currently equal to 3.5% of your Policy's accumulation value when the rider is exercised. See the Tables of Fees and Charges. This charge will never be greater than 5% of the accumulation value. There is no charge if the rider is never exercised.

   You can request to exercise the rider when:

    (1)The sum of outstanding Policy loans equals or exceeds 94% of the cash value; and

    (2)The Policy has been in force at least until the later of:

       (a)the Policy anniversary nearest the insured person's age 75; or

       (b)the 15th Policy anniversary.

   The exercise date of the rider is the monthly deduction day on or next following the date we receive your written request and all requirements for exercising the rider are satisfied. Here are the requirements:

   . There must be sufficient cash surrender value to cover the one-time charge;

   . If you elected death benefit Option 2 when you applied for a Policy, you must change it to death benefit Option 1 (death benefit Option 1 is equal to the specified amount on the date of the insured person's death);

   . The Policy must not be a modified endowment contract and the guideline premium test must be selected when the Policy is applied for;

   . The sum of all partial surrenders taken by the time the rider is exercised must equal or exceed the sum of all premiums paid;

   . The sum of all outstanding Policy loans by the time the rider is exercised must equal or exceed the specified amount; and

   . There can be no riders in force at the time the rider is exercised that require charges after the exercise date, other than term life insurance riders (a term life insurance rider cannot require a change in its death benefit amount that is scheduled to take effect after the exercise date).

   On the exercise date the portion of your accumulation value not offset by your outstanding Policy loans will be transferred to, or will remain in, the Fixed Account.

   The following conditions apply beginning with the exercise date:

   . Interest will continue to be credited to your accumulation value and charged against outstanding loans;

   . All future monthly deductions will be waived, including those for any term rider;

   .   No additional premiums will be accepted;

   . The Policy cannot become a modified endowment contract (we have procedures in place that assure this would not occur);

   .   No new Policy loans or partial surrenders will be allowed;

   .   Policy loans can be repaid;

   . No changes will be allowed in the specified amount or choice of death benefit Option;

   . No transfers or allocations of accumulation value from the Fixed Account will be allowed; and

   . The Policy's death benefit will be the applicable Death Benefit Corridor Rate times the greater of the accumulation value and the outstanding total Policy loan amount.

   The rider will terminate on the earlier of the following dates:

   .   Upon your written request to terminate the rider; or

   .   Upon termination of the Policy.

   20-year benefit rider. This rider is a benefit that currently is automatically provided to any Policy owner who does not select the lapse protection benefit rider. We will also automatically provide this rider to any Policy owner who terminates the lapse protection benefit rider. While this rider is in force, if you pay the monthly guarantee premiums your Policy will not lapse and we will provide a death benefit depending on the death benefit option you chose. There is no charge for the rider.

The rider provides a guarantee, explained below, until the earlier of:

   .   The 20/th/ Policy anniversary; or

   .   The Policy anniversary nearest the insured person's 95/th/ birthday.

   There are a few features about this rider that you should consider when applying for the Policy. If you elect this charge-free rider, you cannot purchase the lapse protection benefit rider. Conversely, if you purchase the lapse protection benefit rider, you cannot elect this rider. Since both riders can provide protection against the Policy's lapse, you will need to decide which rider is better for you. First, there is no charge for this rider. While you may find that the charge for the lapse protection benefit rider is affordable, the charge nevertheless results in less accumulation value for investment in the Policy's variable investment options, unless you pay more premiums to offset the charge. Second, this rider's potential benefit is limited to only a maximum of 20 Policy years. However, the need for life insurance varies from person to person, and often is a consideration based on how dependent family members are on the health and income of the insured person. If you anticipate that in 20 years, family members will no longer depend on your income, you may want to elect this rider. If you are concerned that your responsibilities will be longer than 20 years, you may want to elect the lapse protection benefit rider. Each rider has funding requirements that require your understanding before you decide between the two.

   Page 3 of your Policy will specify a "Monthly Guarantee Premium." You must pay the monthly guarantee premiums to keep the rider in force.

   Policy months are measured from the "Date of Issue" that will be shown on page 3 of your Policy. On the first day of each Policy month that you are covered by the rider, we determine if the monthly guarantee premium requirement has been met, as follows:

   . if the sum of all premiums paid to date, minus withdrawals and minus any outstanding Policy loan amount, equals or exceeds

   . the sum of all monthly guarantee premiums, beginning with the date of issue and including the monthly guarantee premium for the then-current month, then you have met the monthly guarantee premium requirement.

   As long as you have met the monthly guarantee premium requirement, your Policy will not enter a grace period, or terminate (i.e., lapse) because of insufficient cash surrender value. See "Policy Lapse and Reinstatement" on page 71.

   If you do not meet the monthly guarantee premium requirement, we will notify you in writing within 30 days. The 20-year benefit rider will remain in force during the 61-day period that follows failure to meet the monthly guarantee premium requirement. The notice will advise you of the amount of premium you must pay to keep the rider from terminating. If you do not pay the amount required to keep the rider in force by the end of the 61-day period, the rider will terminate and cannot be reinstated.

   If the 20-year benefit rider terminates and the cash surrender value is insufficient, the Policy will then lapse unless you pay an amount of premium sufficient to keep the Policy from lapsing. However, the 20-year benefit rider will not be reactivated even if you pay enough premium to keep your Policy from lapsing.

   Whenever you increase or decrease your specified amount, change death benefit options, add or delete another benefit rider or change premium class, we calculate a new monthly guarantee premium. These changes will not affect the terms or the duration of the rider. The amount you must pay to keep the rider in force will increase or decrease. We can calculate your new monthly guarantee premium as the result of a Policy change, before you make the change. Please contact either your insurance representative or the Administrative Center shown under "Contact Information" on page 5 for this purpose.

   . For increases in the specified amount, the new monthly guarantee premium is calculated based on the insured person's age on the effective date of the increase, and the amount of the increase.

   . For decreases in the specified amount, the new monthly guarantee premium is adjusted on a pro-rata basis. For instance, if the specified amount is reduced by one-half, the monthly guarantee premium is reduced by one-half.

   . For the addition or deletion of any other benefit rider, the monthly guarantee premium will be increased or decreased by the amount of the charge for the rider.

   . For a change in premium class, the new monthly guarantee premium is calculated based on the insured person's attained age and the new premium class.

   The monthly guarantee premium requirement must be met each Policy month for the duration of the 20-year benefit rider, or the rider will be subject to termination. There is no additional charge for this rider.

   Lapse protection benefit rider. This rider provides a Continuation Guarantee benefit that can keep your Policy from lapsing. There is a charge for this rider, which currently is $0.01 each month for each $1000 of the Policy's net amount at risk. The charge is for a 38 year old male who is in good health and does not use tobacco products. You must elect this rider at the time you apply for the Policy. You may later elect to terminate this rider. If you do so, the charge will cease as of the termination date.

   The previous rider discussed, the 20-year benefit rider, may be more suitable for your needs than this rider. Please be sure to read the first few paragraphs of discussion for the 20-year benefit rider, found on page 43. The discussion may help you decide which of the two riders is better for your circumstances.

   CONTINUATION GUARANTEE ACCOUNT AND HOW IT WORKS. The Continuation Guarantee Account creates a reference value used to determine whether a Continuation Guarantee benefit is in effect. Unlike the Policy, the Continuation Guarantee Account does not have an actual cash value or cash surrender value. The Continuation Guarantee Account value starts in the same manner as the Policy value. Afterward premiums are credited and deductions are made, so that the Continuation Guarantee Account will increase or decrease.

   After the Policy is issued and the Continuation Guarantee Account has been established, its value is calculated in a manner similar to your actual Policy value. We determine the Continuation Guarantee Account value however, by using different charges and credits and a different interest rate. The charges and credits are made monthly. The interest rate is guaranteed and is used to credit the Continuation Guarantee Account value, but not your Policy value. Except as stated in this rider, the table of Continuation Guarantee cost of insurance rates and all other Continuation Guarantee charges are guaranteed not to change. The Continuation Guarantee interest rate is found in your Policy Schedule. The initial charges are found in your Policy Schedule and in the rider. The Continuation Guarantee Account has no impact on your death benefit, accumulation value or Policy value.

   CONTINUATION GUARANTEE BENEFIT. This benefit is provided under the lapse protection benefit rider by using a Continuation Guarantee Account defined above. So long as you have the lapse protection benefit rider and you have paid the monthly guarantee premiums to date that are required by the rider, the

Continuation Guarantee benefit will be in effect. This means that if you continue to meet the rider's monthly guarantee premium requirement:

   .   the Continuation Guarantee benefit will be in effect;

   .   your Policy will not lapse; and

   .   we will guarantee a death benefit.

   On the first day of each Policy month that you are covered by the rider and you have made no Policy changes to date, we know if the Continuation Guarantee benefit is in effect by determining if the Continuation Guarantee Account value is zero or greater. The necessary value is assured in the following manner:

   If the premium paid on the first day of each Policy month equals or exceeds the sum of (i) plus (ii) where

      (i) equals your Policy's specified amount multiplied by the applicable Monthly Continuation Guarantee Cost of Insurance Rate (these rates are found in the rider's Table of Monthly Continuation Guarantee Cost of Insurance Rates), divided by 1000; and

      (ii)equals the monthly charges for all other Policy riders (excluding this rider), calculated, where applicable, using the rates from the same table used in (i) above,

   then your Continuation Guarantee benefit will be in effect.

   Stated differently, if you continue to meet the rider's monthly guarantee premium requirement, your Policy will not enter the grace period or lapse even if there is not enough cash surrender value to cover your current monthly deductions and even if the Policy's cash surrender value has declined to zero. However, there must be enough Policy value available to pay any Policy loan interest due. As a result, you may need to pay additional premium to keep loan interest payments current.

   RISK OF PAYING INSUFFICIENT PREMIUMS. As just noted, the Continuation Guarantee benefit can keep your Policy from lapsing, but there are certain premium payment obligations you must meet. It is possible for you to pay insufficient premiums to keep the Continuation Guarantee benefit in force. At that point you should consider if you are planning to pay enough premium to restore the Continuation Guarantee benefit. On the other hand you can terminate the rider. If you do not terminate the rider you will still be assessed a charge for the rider. If you elect this rider your insurance representative and you should carefully review your responsibility to pay sufficient Policy premiums in order to keep the Continuation Guarantee benefit in force. The Continuation Guarantee Account and its potential benefit are discussed in the rest of this section.

   CHARGE AGAINST THE POLICY'S ACCUMULATION VALUE. The charge for this rider will be deducted monthly from the Policy's accumulation value, but not from the Continuation Guarantee Account value. The charge is based on the insured person's age, sex, premium class and net amount at risk. We assess a separate charge per $1,000 of net amount at risk attributable to the Policy's total specified amount.

   CHARGES AGAINST THE CONTINUATION GUARANTEE ACCOUNT. The following four charges are not deducted from the Policy's accumulation value. They are, however, deducted from the Continuation Guarantee Account value and are used only to determine if the Policy's Continuation Guarantee is in effect:

   . Continuation Guarantee Monthly Administration Fee. We show the Continuation Guarantee Monthly Administration Fee on your Rider Schedule. This monthly fee is currently zero. However, we reserve the right to change this charge for Policies we issue in the future.

   . Continuation Guarantee Premium Expense Charge. This charge is calculated by multiplying the amount of each premium when it is paid by the Continuation Guarantee Premium Expense Charge Percentage ("Percentage") of a maximum of 65% of both the Continuation Guarantee target premium, as well as all amounts in excess of the target premium. The Percentage is determined based on the age, gender and health of the insured person. The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The Percentage used for each Policy owner will not change for the life of the Policy. We reserve the right, however, to use different Percentages for Policies we issue in the future. This includes our right to use one Percentage in the same Policy for the amount of each premium up to the Continuation Guarantee target premium, and a different Percentage for the amount in excess of the target premium.

   . Continuation Guarantee Monthly Expense Charge. We currently issue AG Platinum Choice with zero as the charge for all Policy owners. The charge is guaranteed to remain zero for the life of the Policy. However we reserve the right to assess a charge for future Policy owners. If we do so, the charge will be guaranteed for the life of those Policies. For Policy owners with a higher charge than zero, a Continuation Guarantee Monthly Expense Charge will be deducted monthly from the Continuation Guarantee Account value. This charge will depend on the amount of Continuation Guarantee specified amount and the insured person's sex, age and premium class (the Continuation Guarantee specified amount is the same as the Policy's specified amount). The initial amount and duration of this charge will be shown on the Policy's Rider Schedule. The charge will also apply to any increase in the specified amount. The duration of this charge for an increase in the specified amount will be the same as for the initial specified amount. We will notify you of the new charge on account of any increase in specified amount in an endorsement to the Policy. Any decrease in the specified amount will not change the amount or duration of the Continuation Guarantee Monthly Expense Charge in effect at the time of the decrease.

   . Continuation Guarantee Cost of Insurance Charge. A Continuation Guarantee Cost of Insurance Charge will be deducted monthly from the Continuation Guarantee Account value. The rider contains a table of cost of insurance rates used to determine this charge. The cost of insurance rate will vary based on the insured person's sex, age, specified amount, and premium class, as well as the Policy year. An example of how we calculate the Continuation Guarantee Cost of Insurance Charge can be found beginning on page 47 under "Continuation Guarantee Enhancement," and in the section that follows on page 48, "Continuation Guarantee Account Threshold Value."

   TWO ESSENTIAL ELEMENTS OF THE CONTINUATION GUARANTEE ACCOUNT. The next two sections cover a couple of things you need to know about the Continuation Guarantee Account. One is the Continuation Guarantee Enhancement. The other is the Continuation Guarantee Account Threshold Value. These discussions should help in your understanding further details about the mechanics of the Continuation Guarantee Account.

   CONTINUATION GUARANTEE ENHANCEMENT. This feature provides the Policy owner with the opportunity to receive a reduction in the Continuation Guarantee cost of insurance charges (CG COI

Charges). The CG COI Charges will be reduced by the CG Premium Expense Charge Percentage (this value is found in the Policy's Rider Schedule). This reduction is called the Continuation Guarantee Enhancement. During the first two Policy years, the CG COI Charges are automatically reduced by the applicable Continuation Guarantee Premium Expense Charge Percentage each Policy year. Beginning with the second Policy anniversary, and on each Policy anniversary thereafter, the Policy will be eligible for the Continuation Guarantee Enhancement if the sum of premiums paid for the twenty-four Policy months immediately preceding the Policy anniversary equals or exceeds a threshold premium level. The threshold premium level is found in the Policy's Rider Schedule. If the requirements of the Continuation Guarantee Enhancement are met, the reduction referred to above will be in effect for the entire upcoming Policy year.

   For example, for the representative person we are discussing, a 38 year old male, his Policy has just reached its second Policy anniversary. Let's assume he paid $2,585 annually at the beginning of Policy year one and again at the beginning of Policy year two. The sum of the premiums paid for the prior twenty-four months then would be $2,585 + $2,585, which equals $5,170. The requirement to qualify for the Continuation Guarantee Enhancement is $2,584. The value is also shown in the Rider Schedule. Since the premiums paid exceed the requirement, the Policy qualifies for the Enhancement for each month of the third Policy year.

To follow this example further, in the first Policy month of the third Policy year:
The CG COI Charge = $126.10
The CG Premium Expense Charge Percentage = 55%
The CG COI Charge after the Continuation Guarantee Enhancement

=     $126.10 * (1 - .55)

=     $126.10 * (.45)    =    $56.74

   The reduced CG COI Charge is a factor helping to keep the Continuation Guarantee in force. The next section discusses another important factor.

   CONTINUATION GUARANTEE ACCOUNT THRESHOLD VALUE. This value is used to determine what interest rate is credited to your Policy's Continuation Guarantee Account value each month. For Continuation Guarantee Account values equal to or less than the Continuation Guarantee Account Threshold Value, the CG Interest Rate applies. For Continuation Guarantee Account values in excess of the Continuation Guarantee Account Threshold Value, the CG Excess Interest Rate applies.

   For example, at the beginning of Policy year three, the same representative person, a 38 year old male, has paid a premium of $2,585. His Continuation Guarantee Account value prior to crediting interest at the end of the first month (which has 30 days) of the third Policy year is $2,194.10. The Continuation Guarantee Account Threshold Value at this time is $2,192.90. The first $2,192.90 receives interest crediting at the CG Interest Rate of 0.01597% daily (6.00% annually). The amount in excess of the Continuation Guarantee Account Threshold Value of $2,194.10 - $2,192.90 equals $1.20. That $1.20 receives interest crediting at the CG Excess Interest Rate of 0.01597% daily (6.00% annually). Note, in this case the rates are the same because we have set both interest rates at the same level. These rates can vary. We reserve the right to change either or both of these rates going forward for new Policy owners.

   Continuing with this example, the first $2,192.90 receives credited interest of $10.67 based on the CG Interest Rate. The excess of $1.20 will receive credited interest of $0.01 based on the CG Excess Interest Rate. The total interest credited to the Continuation Guarantee Account value is $10.67 + $0.01 = $10.68 for the first month of Policy year three.

   Pulling it all together, here's how the Continuation Guarantee Account value works for the first Policy month after the second Policy anniversary.

Policy Information:
Insured: Male, Age 38, preferred nontobacco
Specified Amount = $360,000
Continuation Guarantee Account value at the second Policy anniversary =
$1,087.59

Premium applied to Continuation Guarantee Account value at the beginning of Policy year three = $2,585

Charges and Loads:

   CG Premium Expense Charge Percentage = 55%
   CG COI Charge, adjusted for the Continuation Guarantee Enhancement = $56.74

Interest Credited to the CG Account Value in the first Policy month = $10.68

Continuation Guarantee Account Value end of the first month
=    Continuation Guarantee Account Value beginning of first month +
Premium - CG Premium Expense Charge - CG COI Charge + CG interest credited

=    $1087.59 + $2,585.00 - ($2,585 * 55%) - $56.74 + $10.68

=    $1087.59 + $2,585.00 - $1421.75 - $56.74 + $10.68

=    $2,194.10 + $10.68 = $2,204.78

   EXAMPLE OF THE CONTINUATION GUARANTEE BENEFIT PRESERVING THE POLICY FROM LAPSING. Let's take another look at the representative person (a 38 year male), whose Policy we've examined to observe how his Continuation Guarantee Account value is determined, and to learn if the Continuation Guarantee Account is positive, which means the Continuation Guarantee benefit is in force. Let's see, through taking a look at a couple of scenarios, if the Account can actually be of any value to the representative person.

   To see the value, if any, of the Continuation Guarantee Account in our example, we need to take a look at the annual premium, the Policy's accumulation value at the end of the Policy year examined, the cash value at the end of the same Policy year, and the death benefit at the end of the same Policy year. We also have to assume that the cash value (the value used to actually pay Policy charges and expenses, but not to credit or charge the Continuation Guarantee Account) has been credited with three different rates of return over the life of the Policy: 6% per annum, 3% per annum, and 0% per annum. Keep in mind that cash value increases can come from investment performance and from additional premiums.

   Here are three charts of values at 6%, 3% and 0% rates of return per annum, for the representative person, at the end of Policy years 1, 15, 30, 40, 41, 44, 50, 53 and 67. The Owner reaches age 105 in the 67/th/ Policy year.

                                At 6% Per Annum

                             End of Year                            End of Year
End of Policy        Annual  Accumulation End of Year  End of Year  CG Account
Year                 Premium    Value     Cash Value  Death Benefit    Value
-------------        ------- ------------ ----------- ------------- -----------
1                    $2,585   $      913       - 0 -   $  360,000    $    527
15                   $2,585   $   37,129  $   37,129   $  360,000    $ 12,466
30                   $2,585   $  128,785  $  128,785   $  360,000    $ 54,650
40                   $2,585   $  242,969  $  242,969   $  360,000    $114,669
41                   $2,585   $  258,304  $  258,304   $  360,000    $122,333
44                   $2,585   $  311,153  $  311,153   $  360,000    $147,266
50                   $2,585   $  456,823  $  456,823   $  479,664    $212,205
53                   $2,585   $  549,265  $  549,265   $  576,729    $239,537
67                   $2,585   $1,309,442  $1,309,442   $1,309,442    $  2,745

                                At 3% Per Annum

                             End of Year                            End of Year
End of Policy        Annual  Accumulation End of Year  End of Year  CG Account
Year                 Premium    Value     Cash Value  Death Benefit    Value
-------------        ------- ------------ ----------- ------------- -----------
1                    $2,585    $   868        - 0 -     $360,000     $    527
15                   $2,585    $29,736      $29,736     $360,000     $ 12,466
30                   $2,585    $74,435      $74,435     $360,000     $ 54,650
40                   $2,585    $96,299      $96,299     $360,000     $114,660
41                   $2,585    $96,703      $96,703     $360,000     $122,333
44                   $2,585    $94,040      $94,040     $360,000     $147,266
50                   $2,585    $60,699      $60,699     $360,000     $212,205
53                   $2,585    $ 9,650      $ 9,650     $360,000     $239,537
67                   $2,585      - 0 -        - 0 -     $360,000     $  2,745

                                At 0% Per Annum

                          End of Year                            End of Year
   End of Policy  Annual  Accumulation End of Year  End of Year  CG Account
   Year           Premium    Value     Cash Value  Death Benefit    Value
   -------------  ------- ------------ ----------- ------------- -----------
   1              $2,585    $   823        - 0 -     $360,000     $    527
   15             $2,585    $24,005      $24,005     $360,000     $ 12,466
   30             $2,585    $43,995      $43,995     $360,000     $ 54,650
   40             $2,585    $33,929      $33,929     $360,000     $114,669
   41             $2,585    $27,597      $27,597     $360,000     $121,022
   44              - 0 -    $ 2,718      $ 2,718     $360,000     $120,454
   50              - 0 -      - 0 -        - 0 -       LAPSED     $(36,032)
   53                N/A        N/A          N/A          N/A          N/A
   67                N/A        N/A          N/A          N/A          N/A

We need a few assumptions to make these charts of any value:

    .  The crediting rate (6%, 3%, or 0%) is the same for each Policy year;

    .  The Owner never makes any material changes to the original coverage;

    . The Owner pays premiums at a level the sales illustration projected on a current basis, which would extend the Policy to maturity at the insured person's age 105;

    . With 0% credited rate, the owner nevertheless decides to stop paying premiums after 40 years; and

    . All premium payments are in full and paid as scheduled. The monthly guarantee premium requirement is met each time a premium is paid.

The Policy values charts now tell us that:

    . At 6%, the owner had no need for the Continuation Guarantee benefit, as he maintained a strong accumulation value and cash value, more than able to meet the monthly charges. The monthly guarantee premium requirement was always met. The Continuation Guarantee benefit was also activated for all years because there is a positive Account value for all years. When the Policy matures at the Owner's age 105, the Policy's cash value is $1,309,442 and the Continuation Guarantee Account value is $2,745.

.. At 3%, the Owner pays annual premiums of $2,745, and the monthly guarantee premium requirement was always met. However the Policy's performance, beginning in the 53/rd/ Policy year, finally provides insufficient accumulation value and cash value to cover the Policy charges. The Continuation Guarantee Account value for that Policy year is $239,537, which provides enough Account value to cover all of the Continuation Guarantee Account charges until the maturity date of the Policy in its 67/th/ Policy year, when the Owner is age 105.

.. At 0%, recall that the Owner decides to stop paying premiums beginning with Policy year 41. The Owner intended to pay annual premiums of $2,585 until age 105 but stopped paying at age 79. The Owner had always met the monthly guarantee premium requirement. In Policy year 41 the Continuation Guarantee Account value is $121,022. The accumulation value and cash value of $27,597 in that same Policy year is more than sufficient to keep the Policy in force for a while, but only until Policy year 44. In Policy year 44 the Continuation Guarantee Account value is $120,454, more than enough in this case to cover the charges to the Continuation Guarantee Account. So the Continuation Guarantee benefit is available to keep the Policy in force until Policy year 50, when the Continuation Guarantee Account value is negative and the Policy lapses.

This example is hypothetical, because its assumptions are not going to occur in real time. However, it does show that there are potential scenarios where the Continuation Guarantee benefit is of no use, it allows a Policy to remain in force longer when premium payments stop, and sometimes it provides exactly the benefit needed to allow the Policy to mature.

   ADDITIONAL POTENTIAL ADJUSTMENTS TO THE CONTINUATION GUARANTEE ACCOUNT VALUE. We make the following additional adjustments to the Continuation Guarantee Account value. These charges apply depending on choices the Policy owner makes after the Policy is issued.

   . An amount equal to the guaranteed monthly charges for any other riders you have selected will be deducted (which may differ from the current monthly charges you actually pay as a part of the Policy's monthly charge).

   .   An amount equal to any partial surrenders will be deducted.

   . An amount equal to any surrender charges due to any decrease in the Policy's specified amount will be deducted.

   . An amount equal to the gross amount of Policy loans will be deducted from the value. Loan repayments will be added to the value.

   We have a procedure regarding premium we receive later than its due date. When we determine the Continuation Guarantee Account value we credit any premium we receive later than its due date as if the premium had been received on the due date, provided we receive the premium within a 28-day window following the due date. Any premium received in the 28-day window will be allocated upon actual receipt to the investment options you have chosen. No investment gains or losses are credited to the time between the due date and actual receipt of the premium.

   We also have a procedure for the receipt of cash surrender value from another insurance company. If the source of any premium applied to the Continuation Guarantee Account is cash surrender value from a policy issued by another company (a rollover that qualifies under Section 1035 of the Code), it will be applied as if it were received on your Policy's date of issue.

   INVESTMENT REQUIREMENTS - If you elect the lapse protection benefit rider, you must allocate a minimum 25% of your total accumulation value, less Policy loans, to the Dynamic Allocation Fund.

   In addition, the investment options listed below are designated as restricted investment options. This means that we will limit the total amount of your accumulation value, less Policy loans, that may be invested in the restricted investment options of your Policy to 30% of your accumulation value.

   If you elect the lapse protection benefit rider, we will automatically enroll you in our automatic rebalancing program with quarterly rebalancing. If rebalancing instructions are not provided, we will align your rebalancing allocations with your premium allocation instructions. Under automatic rebalancing, your accumulation value is automatically reallocated to the investment options in percentages that correspond to your then current and compliant premium allocation designation. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your Policy's allocations going outside the investment requirements. Quarterly rebalancing will ensure that your allocation will continue to comply with the investment requirements for the Dynamic Allocation Fund and the restricted investment options.

   Automatic transfers and/or systematic withdrawals will not result in rebalancing before the next automatic quarterly rebalancing occurs. If you do not provide new rebalancing instructions at the time you initiate a transfer, we will update your ongoing rebalancing instructions to reflect the percentage allocations resulting from that transfer which will replace any previous rebalancing instructions you may have provided.

   If at any point, for any reason, your rebalancing instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file. You can modify your rebalancing instructions, as long as they are consistent with the investment requirements, by contacting our Administrative Center. See "Automatic rebalancing" on page 35.

   You may choose to rebalance more frequently than quarterly, provided we offer more frequent rebalancing.

   The restricted investment options are:

   .   American Funds IS Global Growth Fund/SM /- Class 2

   .   American Funds IS International Fund/SM/ - Class 2

   .   Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2

   .   Invesco V.I. Global Real Estate Fund - Series I Shares

   .   Invesco V.I. International Growth Fund - Series I Shares

   .   MFS(R) New Discovery Series - Initial Class

   .   Oppenheimer Global Fund/VA - Non-Service Shares

   .   PIMCO CommodityRealReturn(R) Strategy Portfolio - Administrative Class

   .   VALIC Co. I Emerging Economies Fund

   .   VALIC Co. I Foreign Value Fund

   .   VALIC Co. I International Equities Index Fund

   .   VALIC Co. I Science & Technology Fund

   .   VALIC Co. I Small Cap Index Fund

   Here is an example that shows how the investment requirements work for the restricted investment options:

   Let's say your total accumulation value is $1,000 and you have an outstanding loan of $300.

   We will limit the total amount of accumulation value less Policy loans ($1,000 minus $300 = $700) that may be invested in restricted investment options to 30% of your total accumulation value less Policy loans, which is $210 (30% of $700 = $210). If, because of performance, the total amount invested in restricted investment options increases to greater than 30% of your total accumulation value less Policy loans (greater than $210), you will not be in compliance with the 30% requirement. However your rights under this rider are unaffected even though you are not in compliance. In addition you will be brought into compliance through "automatic rebalancing" as explained in the rest of this section.

   Before you elect the lapse protection benefit rider, you and your financial adviser should carefully consider whether the investment requirements associated with the lapse protection benefit rider meet your investment objectives and risk tolerance.

   The investment option restrictions may reduce the need to rely on the guarantees provided by the lapse protection benefit rider because they allocate your accumulation value across asset classes and potentially limit exposure to market volatility. As a result, you may have better, or worse, returns under your investment option choices by allocating your accumulation value more aggressively.

   We reserve the right to change the investment option restrictions at any time for Policies we issue in the future. We may also revise the investment option restrictions for any existing Policies to the extent that investment options are added, deleted, substituted, merged or otherwise reorganized. We will promptly notify you of any changes to the investment option restrictions due to deletions, substitutions, mergers or reorganizations of the investment options.

   REINSTATEMENT. If your Policy lapses, this rider will also lapse. We will reinstate this rider by written request if your Policy is reinstated at the same time. The reinstated rider will be in force from the same date that the Policy is reinstated.

   TERMINATION. This rider will terminate if:

    .  you elect to terminate this rider;

    .  the Policy terminates or matures;

    . automatic rebalancing has been discontinued, except when discontinued while there is a 100% allocation of accumulation value to the Fixed Account or to an investment option that is not a restricted investment option as identified above; or

    . you change your automatic rebalancing percentages to allow for less than the required minimum percentage of accumulation value allocated to the Dynamic Allocation Fund, or for more than the permitted percentage of the policy's total accumulation value less Policy loans to be invested in restricted investment options.

   We reserve the right to modify, suspend or terminate the lapse protection benefit rider at any time for prospectively issued Policies.

   Accelerated Access Solution. The Accelerated Access Solution/sm/, also referred to as the Chronic Illness Accelerated Death Benefit Rider, provides you with accelerated benefits if the insured person becomes chronically ill as defined in the rider and all eligibility requirements under the rider are met. This rider may not be available in all states.

   Only the insured person under your Policy is covered by this rider. Accelerated benefits are paid to you or your estate prior to the death of the insured person. You may choose monthly benefit payments or a lump sum payment option. Your accelerated benefit payments may be used for any purpose; however, this rider does not specifically provide long-term care insurance, nursing care insurance or home care insurance. Subject to its availability, you must also elect the Terminal Illness Rider in order to elect this rider. No accelerated benefit will be payable on the basis of any other rider attached to your Policy. You must elect this rider at the time you apply for the Policy. There is a separate charge for each rider. The charge for the Accelerated Access Solution currently is $0.09 for each $1000 of rider net amount at risk for a 38 year old male who is in good health and does not use tobacco products. You may later elect to terminate this rider. If you do so, the charge will cease.

   THE RIDER'S EFFECT ON THE POLICY'S DEATH BENEFIT. A significant amount of information about this rider is included in this section. Keep in mind as you review the section that the rider affects the Policy's death benefit in an important way:

   . The Policy's death benefit is reduced by the benefit amounts paid under this rider; and

   . the remaining death benefit is paid to beneficiaries income tax-free under current tax law.

   DEFINITION OF CHRONICALLY ILL. The term "chronically ill" means that the insured person has been certified or re-certified by a licensed health care practitioner within the preceding 12-month period as being permanently unable to perform, without substantial assistance from another person, at least two Activities of Daily Living for a period equal to or greater than the Elimination Period due to a loss of functional capacity; or requiring substantial supervision to protect the insured person from threats to health and safety due to permanent Severe Cognitive Impairment.

   Activities of Daily Living, as defined by the rider, are:

   . Bathing: Washing oneself by sponge bath, or in either a tub or shower, including the task of getting into or out of the tub or shower.

   . Continence: The ability to maintain control of bowel and bladder functions; or, when unable to maintain control of bowel or bladder functions, the ability to perform the associated personal hygiene (including caring for catheter or colostomy bag).

   . Dressing: Putting on and taking off all items of clothing and any necessary braces, fasteners or artificial limbs.

   . Eating: Feeding oneself by getting food into the body from a receptacle (such as a plate, cup or table), or by feeding tube, or intravenously.

   . Toileting: Getting to and from the toilet, getting on and off the toilet and performing associated personal hygiene.

   .   Transferring: Moving into or out of a bed, chair, or wheelchair.

   Severe Cognitive Impairment means a loss or deterioration in intellectual capacity that is comparable to (and includes) Alzheimer's disease and similar forms of irreversible dementia. Severe Cognitive Impairment is measured by clinical evidence and standardized tests that reliably measure impairment in the insured person's short-term or long-term memory; orientation as to people, places or time; and deductive or abstract reasoning.

   An insured person's chronic illness must be certified or re-certified by a licensed health care practitioner. For the purposes of the rider, a licensed health care practitioner may not be an immediate family member of the insured person. A licensed health care practitioner is defined as a physician, a registered professional nurse, a licensed social worker, or any other individual who meets such requirements as may be prescribed by the Secretary of the Treasury of the United States.

   The Elimination Period is a period of consecutive days, as shown on the rider schedule page, which must expire before the insured person becomes eligible for accelerated benefit payments under the rider. Such period begins on the day we receive certification or re-certification that the insured person is chronically ill.

   BENEFIT PERIOD. The benefit period is defined as the initial 12-month period commencing with the first monthly deduction day after we approve a request for an accelerated benefit and each subsequent 12-month period which begins on the first monthly deduction day following the end of the most recent benefit period. In order to receive accelerated benefit payments during a particular benefit period, we must receive certification or re-certification of the insured person's chronic illness for that benefit period, and the insured person must meet the eligibility requirements listed below. We must receive a certification for the initial benefit period, and a re-certification for each benefit period thereafter.

   ELIGIBILITY FOR BENEFITS. While your Policy and this rider are in force, you will become eligible, each benefit period, for accelerated benefit payments during the life of the insured person when each of the following conditions is met:

   . We receive and approve your written request for an accelerated benefit under this rider;

   .   We receive and accept the certification or re-certification;

   . We receive written consent from any irrevocable beneficiaries or assignee of record for accelerated benefits;

   .   The Elimination Period, unless waived, has expired; and

   . The insured person is chronically ill at the time a benefit payment is made.

   LIFETIME MAXIMUM BENEFIT. The lifetime maximum benefit payable under the rider is equal to:

   .   The lesser of (a) and (b) where:

       (a)Equals the lifetime maximum benefit percentage multiplied by the death benefit (excluding riders/endorsements) at the time all of the conditions in the Eligibility for Benefits section are first satisfied; and
       (b)Equals the lifetime dollar limitation;

   . Reduced by any outstanding lien against the Policy resulting from any other accelerated death benefit endorsement or rider attached to the Policy.

   The lifetime maximum benefit percentage and the lifetime dollar limitation are shown on the rider schedule. The lifetime maximum benefit will be reduced by the amount of each monthly benefit, described below, when it is paid to you. The amount of each monthly benefit is calculated prior to any adjustment for Policy loan repayment or any discount under the lump sum option.

   MONTHLY BENEFIT. The monthly benefit is the amount paid each month beginning on the first monthly deduction day following the date that the Insured becomes eligible for monthly benefits.

For each benefit period, you may, by written request to us, select your monthly benefit amount. Such amount must not be less than the minimum monthly benefit, shown on the rider schedule, or more than the maximum monthly benefit. If you do not select a monthly benefit amount, the monthly benefit will be the maximum monthly benefit. However, if the maximum monthly benefit amount would result in our paying you fewer than 12 monthly payments, we will calculate the monthly benefit amount for payments to be paid for 12 consecutive months.

   MAXIMUM MONTHLY BENEFIT. The maximum monthly benefit you selected is shown on the rider schedule. If you selected the monthly equivalent of the per diem limitations declared by the Internal Revenue Service, your maximum monthly benefit is the lesser of:

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service on the rider date of issue, increased annually by the annual increase percentage shown on the rider schedule.

   If you selected a percentage of the lifetime maximum benefit, the maximum monthly benefit amount is the least of:

   . The maximum monthly benefit percentage, shown on the rider schedule, multiplied by the lifetime maximum benefit at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service at the time all of the conditions in the Eligibility for Benefits section above are first satisfied; and

   . The monthly equivalent of the per diem limitations declared by the Internal Revenue Service on the rider date of issue, increased annually by the annual increase percentage shown on the rider schedule.

   CHANGES TO THE MONTHLY BENEFIT. You may change the monthly benefit amount by written request to our Administrative Center at the beginning of each benefit period. Your written request to change the monthly benefit amount must be provided at least 90 days in advance of the beginning of the next benefit period. Any change in the monthly benefit cannot cause the monthly benefit to exceed the maximum monthly benefit. We will adjust the final monthly benefit payment so as not to exceed the lifetime maximum benefit.

   LUMP SUM OPTION. For any benefit period, you may request a lump sum payment option. To change from the lump sum option to monthly benefit payments, you must request the change in writing sent to our Administrative Center at least 90 days in advance of the beginning of the next benefit period.

   The lump sum will equal the sum of the present value of the monthly benefit (before any adjustment for loans) payable each month during the benefit period. The maximum interest rate we use to calculate the present value will not exceed the greater of:

   .   The current yield on 90-day U.S. Treasury Bills; and

   .   The current maximum statutory adjustable policy loan interest rate.

   TRANSFER OF ACCUMULATION VALUE PRIOR TO PAYMENT OF AN ACCELERATED
BENEFIT. Upon approval of your request for an accelerated benefit, we will transfer the value of each of the variable investment options to the Fixed Account. Such transfer of your interest in a variable investment option prior to payment of an accelerated benefit will not be subject to a transfer fee and it will not impact your number of available free transfers. While you are receiving accelerated benefit payments, all premium payments will be allocated to the Fixed Account and transfers out of the Fixed Account will not be allowed.

   WAIVER OF MONTHLY DEDUCTION. The Policy's monthly deductions and the Continuation Guarantee Account's monthly deductions, if any, will be waived beginning on the date monthly benefits begin under this rider and will continue while the conditions for Eligibility for Benefits are met.

   CLAIMS. Requests for payment of benefits under the rider must be submitted to us in writing at our Administrative Center. Upon receipt of the request, we will mail a claim form to you within 15 working days. If the claim form is not sent within this 15-day period, and you provide proof that the insured person is chronically ill in a format other than our claim form, you will be deemed to have complied with the claim requirement. Such proof must include, but is not limited to, a certification or re-certification statement signed by a licensed health care practitioner certifying that the insured person is chronically ill. We will pay benefits immediately upon receipt of due written proof of eligibility.

   IMPACT OF CHANGES IN THE SPECIFIED AMOUNT. If the specified amount of the Policy is increased under the terms of the Policy, the lifetime maximum benefit may also be increased, subject to the lifetime dollar limitation. We will require an application and evidence of insurability satisfactory to us for any increase in the lifetime maximum benefit. An increase will be effective on the monthly deduction day on or next following the date the application for increase is approved by us.

   If the specified amount of the Policy is reduced, the lifetime maximum benefit may be reduced. No increases in specified amount are permitted during any benefit period.

   IMPACT ON POLICY. Each monthly benefit payment will reduce certain policy components by a proportional amount. This proportion will equal the monthly benefit payment, before reduction for repayment of Policy loans, divided by the death benefit immediately before the payment. The components that will be reduced by this provision are the accumulation value and the specified amount; and, as applicable, surrender charges, Continuation Guarantee Account value, monthly guarantee premium, and Policy loan amount.

   An amount equal to the reduction in policy loan value will be applied as a loan repayment, and thus will reduce the accelerated benefit payments. If death benefit Option 2 is in effect, the death benefit Option will be changed in death benefit Option 1 prior to the first accelerated benefit payment. This means that the death benefit will automatically be equal to the specified amount as of the date of death. No further death benefit Option changes are permitted during any benefit period.

   EFFECTS OF ACCELERATED BENEFIT PAYMENTS. You should consider that receiving or having the contractual right to receive any accelerated benefit payment may affect your eligibility for Medicaid, Supplemental Security Income (SSI), or other government benefits or entitlements. You should contact the Medicaid Unit of Your local Department of Public Welfare and the Social Security Administration for more information. If you initiate an accelerated benefit claim during the contestability period of the Policy to which this rider is attached or the contestability period of a reinstatement of the Policy, the entire Policy may be rescinded if any material misrepresentation of any information was made on the insurance application for the Policy or on an applicable reinstatement application. Similarly, if you initiate an accelerated benefit claim during the contestability period of an increase in the specified amount, that increase may be rescinded if any material misrepresentation of any information was made on the insurance application for the increase in specified amount.

   RIDER COST OF INSURANCE. The monthly cost of insurance for this rider will be added to the monthly deduction for the Policy. The maximum rider cost of insurance rates per $1000 of rider amount at risk are shown on the rider schedule. We can use rider cost of insurance rates that are lower than the maximum rates. Any change in rates will apply to all riders in the same premium class as this rider.

   We calculate the cost of insurance for this rider on each monthly deduction day. The rider cost of insurance is equal to:

   .   The applicable rider cost of insurance rate per unit; multiplied by

   .   The rider net amount at risk; divided by

   .   1,000.

The rider net amount at risk under this provision is equal to the least of:

   . The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and

   .   The remaining lifetime maximum benefit on the monthly deduction day; and

   . The net amount at risk for the Policy to which this rider is attached on the monthly deduction day.

   COST OF INSURANCE FOR THE CONTINUATION GUARANTEE ACCOUNT FOR THIS RIDER. If the Policy to which this rider is attached contains a continuation guarantee account, the rider cost of insurance for the continuation guarantee account is equal to:

   .   The applicable rider cost of insurance rate per unit; multiplied by

   .   The rider net amount at risk; divided by

   .   1,000.

The rider net amount at risk under this provision is equal to the least of:

   . The lifetime maximum benefit percentage, multiplied by the death benefit on the monthly deduction day; and

   .   The remaining lifetime maximum benefit on the monthly deduction day; and

   . The continuation guarantee account's net amount at risk for the Policy to which this rider is attached on the monthly deduction day.

   INCONTESTABILITY. We will not contest payment of any accelerated benefit after this rider has been in force during the insured person's lifetime for two
(2) years from the rider date of issue. If the Policy to which this rider is attached lapses and is subsequently reinstated, this rider will not be contested after it has been in force during the insured person's lifetime for two (2) years following the date we approve our reinstatement application.

   REINSTATEMENT. If the Policy and this rider terminate at the same time, and the Policy is reinstated, this rider will also be reinstated, subject to evidence of insurability provided to us. (See "Policy Lapse and Reinstatement" on page 71.)

   LIMITATIONS. The accelerated benefit will be subject to the following limitations:

   . This benefit is not intended to allow third parties to cause you to involuntarily access the Policy proceeds payable to the named Beneficiary. Therefore, the accelerated benefit will not be available if you are required to request it for any third party, including any creditor, government agency, trustee in bankruptcy or any other person or as the result of a court order;

   . If the insured person dies after a request for any accelerated benefit has been submitted and before you receive an accelerated benefit payment, such request will be voided and the Policy's death benefit will be payable; and

   . If the insured person dies before all accelerated benefit payments have been received, all remaining payments will be voided and the Policy's death benefit will be payable, subject to all other Policy provisions.

   TERMINATION. This rider will terminate upon the earliest of:

   .   The date the Policy terminates; or

   . Any date requested by you in writing, as long as such date is within the period during which a cost of insurance for the rider is payable; or

   . The date we approve a written request from you under an accelerated death benefit rider attached to the Policy to accelerate the Policy's death benefit because of the insured person's terminal illness;

   .   The date the lifetime maximum benefit equals zero; or

   . The date a partial surrender or a new policy loan is taken under the Policy during a benefit period.

   We will pay benefits under the rider after it has terminated if, while the rider was in force, all conditions of the Eligibility of Benefits provision were met and the insured person was chronically ill.

Tax Consequences of Additional Rider Benefits

   Adding or deleting riders, or increasing or decreasing coverage under existing riders can have tax consequences. See "Tax Effects" starting on page 72. You should consult a qualified tax advisor.

                              POLICY TRANSACTIONS

   The following transactions may have different effects on the accumulation value, death benefit, specified amount or cost of insurance. You should consider the net effects before requesting a Policy transaction. See "Policy Features" on page 28. Certain transactions also include charges. For information regarding other charges, see "Charges Under the Policy" on page 67.

Withdrawing Policy Investments

   Full surrender. You may at any time surrender your Policy in full. If you do, we will pay you the accumulation value, less any Policy loans, plus any unearned loan interest, and less any surrender charge that then applies. We call this amount your "cash surrender value." Because of the surrender charge, it is unlikely that an AG Platinum Choice VUL Policy will have any cash surrender value during at least the first year.

   Partial surrender. You may, at any time after the first Policy year and before the Policy's maturity date, make a partial surrender of your Policy's cash surrender value. A partial surrender must be at least $500. We will automatically reduce your Policy's accumulation value by the amount of your withdrawal and any related charges. We do not allow partial surrenders that would reduce the death benefit below $100,000.

   If the Option 1 death benefit is then in effect, we also will reduce your Policy's specified amount by the amount of such withdrawal and charges, but not below $100,000. We will take any such reduction in specified amount in accordance with the description found under "Decrease in coverage" on page 38.

   You may choose the investment option or options from which money that you withdraw will be taken. Otherwise, we will allocate the partial surrender in the same proportions as then apply for deducting monthly charges under your Policy or, if that is not possible, in proportion to the amount of accumulation value you then have in each investment option.

   We assess a $10 partial surrender processing fee for each partial surrender.

   Option to convert to paid-up endowment insurance. If your Policy was issued in Florida, you have the option to have the Policy endorsed as a non-participating non-variable paid-up endowment life insurance policy. Any riders you have elected terminate when you exercise this option. Here is the information you should know about this option:

   . we use your original Policy's cash surrender value as a single premium for the new policy;

   . we use the insured person's age at the time you exercise this option to determine how much coverage you will receive (this amount is the new death benefit);

   .   you will owe no additional premiums while the new policy is in force;

   . we will pay the amount of coverage to the beneficiary when the insured person dies and the new policy will terminate; and

   . we will pay the amount of coverage to the owner if the insured person is living at the new policy's maturity date and the new policy will terminate.

   Policy loans. You may at any time borrow from us an amount up to your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day. The minimum amount you can borrow is $500 or, if less, your Policy's cash surrender value less three times the amount of the charges we assess against your accumulation value on your monthly deduction day.

   We reserve the right at any time to limit the maximum loan amount to 90% of your accumulation value less any applicable surrender charges. The 90% limit will apply to

   .   all policies regardless of the date of issue; and

   .   any loans taken after the new limit is declared.

   Any loans outstanding when the new limit is declared will be administered under the rules for loans that were in place at the time the loan was taken.

   We remove from your investment options an amount equal to your loan and hold that part of your accumulation value in the Fixed Account as collateral for the loan. We will credit your Policy with interest on this collateral amount on a monthly basis and at a guaranteed annual effective rate of 4.00% (rather than any amount you could otherwise earn in one of our investment options), and we will charge you interest on your loan at the end of each Policy year at a guaranteed annual effective rate of 4.75%. Loan interest accrues daily. Any amount not paid by its due date will automatically be added to the loan balance as an additional loan. Interest you pay on Policy loans will not, in most cases, be deductible on your tax returns.

   You may choose which of your investment options the loan will be taken from. If you do not so specify, we will allocate the loan in the same way that charges under your Policy are being allocated. If this is not possible, we will make the loan pro-rata from each investment option that you then are using.

   You may repay all or part (but not less than $100 unless it is the final payment) of your loan at any time before the death of the insured person while the Policy is in force. You must designate any loan repayment as such. Otherwise, we will treat it as a premium payment instead. Any loan repayments go first to repay all loans that were taken from the Fixed
Account. We will invest any additional loan repayments you make in the investment options you request. In the absence of such a request we will invest the repayment in the same proportion as you then have selected for premium payments that we receive from you. Any unpaid loan (increased by any unearned loan interest we may have already charged) will be deducted from the proceeds we pay following the insured person's death.

   Preferred loan interest rate. We will charge a lower interest rate on loans available after the first 10 Policy years. We call these "preferred loans." Preferred loan interest is payable in advance. The maximum amount eligible for preferred loans for any year is:

   . 10% of your Policy's accumulation value (which includes any loan collateral we are holding for your Policy loans) at the Policy anniversary; or

   . if less, your Policy's maximum remaining loan value at that Policy anniversary.

   . We will always credit your preferred loan collateral amount at a guaranteed annual effective rate of 4.00%. We have full discretion to vary the rate we charge you, provided that the rate:

   . will always be no less than the guaranteed preferred loan collateral annual effective rate of 3.00%, and

   .   will never exceed an annual effective rate of 4.25%.

   Maturity of your Policy. If the insured person is living on the "Maturity Date" shown on page 3 of your Policy, we will pay you the cash surrender value of the Policy, and the Policy will end. The maturity date can be no later than the Policy anniversary nearest the insured person's 121st birthday, unless you have elected to extend coverage to a later date you designate. See "Option to extend coverage," on page 62.

   Option to extend coverage. You may elect to extend your original maturity date to a later date you designate. If you do so, and if the insured person is living on the maturity date, coverage will be continued until the date of death of the insured person.

   To elect this option, you must submit a written request on a form acceptable to us, at least 30 days prior to the original maturity date. You will incur no charge for exercising this option.

   The option provides for a death benefit after your original maturity date equal to the death benefit in effect on the day prior to your original maturity date. If the death benefit is based fully, or in part, on the accumulation value, we will adjust the death benefit to reflect future changes in your accumulation value. The death benefit will never be less than the accumulation value. The death benefit will be reduced by any outstanding Policy loan amount. Here are the option's additional features:

   .   You may not revoke your exercising this option;

   . No riders attached to this Policy will be extended unless otherwise stated in the rider;

   .   No further charges will be assessed on the monthly deduction day;

   .   You may not pay any new premiums;

   .   Interest on Policy loans will continue to accrue;

   .   You may repay all or part of a loan at any time; and

   . Your accumulation value in the variable investment options will be transferred to the Fixed Account on your original maturity date.

   Tax considerations. Please refer to "Federal Tax Considerations" on page 72 for information about the possible tax consequences to you when you receive any loan, surrender, maturity benefit or other funds from your Policy. A Policy loan may cause the Policy to lapse which may result in adverse tax consequences.

                                POLICY PAYMENTS

Payment Options

   The beneficiary will receive the full death benefit proceeds from the Policy as a single sum, unless the beneficiary elects another method of payment within 60 days after we receive notification of the insured person's death. Likewise, the Policy owner will receive the full proceeds that become payable upon full surrender or the maturity date, unless the Policy owner elects another method of payment within 60 days after we receive notification of full surrender or the maturity date.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options. If the payee dies before all guaranteed payments are paid, the payee's heirs or estate will be paid the remaining payments.

   The payee can elect that all or part of such proceeds be applied to one or more of the following payment Options:

   .   Option 1 - Equal monthly payments for a specified period of time.

   . Option 2 - Equal monthly payments of a selected amount of at least $60 per year for each $1,000 of proceeds until all amounts are paid out.

   . Option 3 - Equal monthly payments for the payee's life, but with payments guaranteed for a specified number of years. These payments are based on annuity rates that are set forth in the Policy or, at the payee's request, the annuity rates that we then are using.

   . Option 4 - Proceeds left to accumulate at an interest rate of 1% compounded annually for any period up to 30 years. At the payee's request we will make payments to the payee monthly, quarterly, semiannually, or annually. The payee can also request a partial withdrawal of any amount of $500 or more. There is no charge for partial withdrawals.

   Additional payment Options may also be available with our consent. We have the right to reject any payment Option if the payee is a corporation or other entity. You can read more about each of these Options in the Policy and in the separate form of payment contract that we issue when any such Option takes effect.

   Interest rates that we credit under each Option will be at least 1%.

   Change of payment Option. The owner may give us written instructions to change any payment Option previously elected at any time while the Policy is in force and before the start date of the payment Option.

   Tax impact. If a payment Option is chosen, you or your beneficiary may have adverse tax consequences. You should consult with a qualified tax adviser before deciding whether to elect one or more payment Options.

The Beneficiary

   You name your beneficiary or beneficiaries when you apply for a Policy. The beneficiary is entitled to the insurance benefits of the Policy. You may change the beneficiary during the lifetime of the insured person unless your previous designation of beneficiary provides otherwise. In this case the previous beneficiary must give us permission to change the beneficiary and then we will accept your instructions. A new beneficiary designation is effective as of the date you sign it, but will not affect any payments we may make before we receive it. If no beneficiary is living when the insured person dies, we will pay the insurance proceeds to the owner or the owner's estate.

Assignment of a Policy

   You may assign (transfer) your rights in a Policy to someone else as collateral for a loan or for some other reason. We will not be bound by an assignment unless it is received in writing. You must provide us with two copies of the assignment. We are not responsible for any payment we make or any action we take before we receive a complete notice of the assignment in good order. We are also not responsible for the validity of the assignment. An absolute assignment is a change of ownership. Because there may be unfavorable tax consequences, including recognition of taxable income and the loss of income tax-free treatment for any death benefit payable to the beneficiary, you should consult a qualified tax adviser before making an assignment.

Payment of Proceeds

   General. We generally will pay any death benefit, maturity benefit, cash surrender value or loan proceeds within seven days after we receive the last required form or request (and any other documents that may be required for payment of a death benefit). If we do not have information about the desired manner of payment within 60 days after the date we receive notification of the insured person's death, we will pay the proceeds as a single sum, normally within seven days thereafter.

   Delay of Fixed Account proceeds. We have the right, however, to defer payment or transfers of amounts out of the Fixed Account for up to six months. If we delay more than 30 days in paying you such amounts, we will pay interest of at least 3% a year from the date we receive all items we require to make the payment.

   Delay for check clearance. We reserve the right to defer payment of that portion of your accumulation value that is attributable to a payment made by check for a reasonable period of time (not to exceed 15 days) to allow the check to clear the banking system.

   Delay of Separate Account VL-R proceeds. We reserve the right to defer computation of values and payment of any death benefit, loan or other distribution that comes from that portion of your accumulation value that is allocated to Separate Account VL-R, if:

   .   the NYSE is closed other than weekend and holiday closings;

   .   trading on the NYSE is restricted;

   . an emergency exists as determined by the SEC or other appropriate regulatory authority, such that disposal of securities or determination of the accumulation value is not reasonably practicable; or

   .   the SEC by order so permits for the protection of Policy owners.

   Transfers and allocations of accumulation value among the investment options may also be postponed under these circumstances. If we need to defer calculation of Separate Account VL-R values for any of the foregoing reasons, all delayed transactions will be processed at the next values that we do compute.

   Delay to challenge coverage. We may challenge the validity of your insurance Policy based on any material misstatements in your application or any application for a change in coverage. However,

   . We cannot challenge the Policy after it has been in effect, during the insured person's lifetime, for two years from the date the Policy was issued or restored after termination. (Some states may require that we measure this time in another way. Some states may also require that we calculate the amount we are required to pay in another way.)

   . We cannot challenge any Policy change that requires evidence of insurability (such as an increase in specified amount) after the change has been in effect for two years during the insured person's lifetime.

   . We cannot challenge an additional benefit rider that provides benefits if the insured person becomes totally disabled, after two years from the later of the Policy's date of issue or the date the additional benefit rider becomes effective.

   Delay required under applicable law. We may be required under applicable law to block a request for transfer or payment, including a Policy loan request, under a Policy until we receive instructions from the appropriate regulator.

                        ADDITIONAL RIGHTS THAT WE HAVE

   We have the right at any time to:

   . transfer the entire balance in an investment option in accordance with any transfer request you make that would reduce your accumulation value for that option to below $500;

   . transfer the entire balance in proportion to any other investment options you then are using, if the accumulation value in an investment option is below $500 for any other reason;

   . end the automatic rebalancing feature if your accumulation value falls below $5,000;

   . replace the underlying Fund that any investment option uses with another fund, subject to SEC and other required regulatory approvals;

   . add, delete or limit investment options, combine two or more investment options, or withdraw assets relating to the Policies from one investment option and put them into another, subject to SEC and other required regulatory approvals;

   . operate Separate Account VL-R under the direction of a committee or discharge such a committee at any time;

   . operate Separate Account VL-R, or one or more investment options, in any other form the law allows, including a form that allows us to make direct investments. Separate Account VL-R may be charged an advisory fee if its investments are made directly rather than through another investment company. In that case, we may make any legal investments we wish; or

   . make other changes in the Policy that in our judgment are necessary or appropriate to ensure that the Policy continues to qualify for tax treatment as life insurance, or that do not reduce any cash surrender value, death benefit, accumulation value, or other accrued rights or benefits.

                   VARIATIONS IN POLICY OR INVESTMENT OPTION
                             TERMS AND CONDITIONS

   We have the right to make some variations in the terms and conditions of a Policy or its investment options. Any variations will be made only in accordance with uniform rules that we establish. We intend to comply with all applicable laws in making any changes and, if necessary, we will seek Policy owner approval and SEC and other regulatory approvals. Here are some of the potential variations:

   Underwriting and premium classes. We may add or remove premium classes. We currently have ten premium classes we use to decide how much the monthly insurance charges under any particular Policy will be:

   . Five Non-Tobacco classes: preferred plus, preferred, standard plus, standard and special;

   .   Three Tobacco classes: preferred, standard and special; and

   .   Two Juvenile classes: juvenile and special juvenile.

   Various factors such as the insured person's age, health history, occupation and history of tobacco use, are used in considering the appropriate premium class for the insured. "Tobacco use" refers to not only smoking, but also the use of other products that contain nicotine. Tobacco use includes the use of nicotine patches and nicotine gum. Premium classes are described in your Policy.

   Policies purchased through "internal rollovers." We maintain published rules that describe the procedures necessary to replace life insurance policies we have issued. Not all types of other insurance are eligible to be replaced with a Policy. Our published rules may be changed from time to time, but are evenly applied to all our customers.

   State law requirements. AGL is subject to the insurance laws and regulations in every jurisdiction in which the Policies are sold. As a result, various time periods and other terms and conditions described in this prospectus may vary depending on where you reside. These variations will be reflected in your Policy and related endorsements.

   Expenses or risks. AGL may vary the charges and other terms within the limits of the Policy where special circumstances result in sales, administrative or other expenses, mortality risks or other risks that are different from those normally associated with the Policy.

                           CHARGES UNDER THE POLICY

   Statutory premium tax charge. Unless your Policy was issued in Oregon, we deduct from each premium a charge for the tax that is then applicable to us in your state or other jurisdiction. These taxes, if any, currently range in the United States from 0.5% to 3.5%. Please let us know if you move to another jurisdiction, so we can adjust this charge if required. You are not permitted to deduct the amount of these taxes on your income tax return. We use this charge to offset our obligation to pay premium tax on the Policies. You may contact our Administrative Center for information about premium tax rates in any state.

   Tax charge back. If you are a resident of Oregon at the time you purchase a Policy, there is no premium tax charge. Instead, we will deduct from each premium a tax charge back that is permissible under Oregon law. If you later move from Oregon to a state that has a premium tax, we will not charge you a premium tax. We deduct the tax charge back from each premium you pay, regardless of the state in which you reside at the time you pay the premium. The current tax charge back is 1.78% of each premium. We may change the tax charge back amount but any change will only apply to new Policies we issue. We use the charge partly to offset our obligation to pay premium taxes on the same Policy if you move to another state. We also use the charge to pay for the cost of additional administrative services we provide under these Policies.

   Premium expense charge. After we deduct premium tax (or a tax charge back if we issued your Policy in Oregon) from each premium payment, we will deduct a maximum of 10.0% from the remaining amount. The current premium expense charge is at a rate of 9.0%. After a Policy has been in effect for 5 years, we will reduce the current premium expense charge to a rate of 5.0%, and after 10 years, to a current rate of 2.0%. The maximum rate is 10% for all Policy years. AGL receives this charge to cover sales expenses, including commissions.

   Daily charge (mortality and expense risk fee). We will deduct a daily charge at a maximum annual effective rate of 0.70% (7/10 of 1%) of your accumulation value that is then being invested in any of the variable investment options. The current daily charge is at an annual effective rate of 0.25%. After a Policy has been in effect for 10 years, we will reduce the daily charge to a maximum annual effective rate of 0.35%, and after 20 years, to a maximum annual effective rate of 0.15%. AGL receives this charge to pay for our mortality and expense risks. For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 70.

   Fees and expenses and money market investment option. During periods of low short-term interest rates, and in part due to Policy fees and expenses that are assessed as frequently as daily, the yield of the money market investment option may become extremely low and possibly negative. If the daily dividends paid by the underlying mutual fund for the money market investment option are less than the Policy's fees and expenses, the money market investment option's unit value will decrease. In the case of negative yields, your accumulation value in the money market investment option will lose value.

   Monthly administration fee. We will deduct $10 from your accumulation value each month. We may lower this charge but it is guaranteed to never exceed $10. AGL receives this charge to pay for the cost of administrative services we provide under the Policies, such as regulatory mailings and responding to Policy owners' requests.

   Monthly charge per $1,000 of specified amount. The Policies have a monthly expense per $1,000 of specified amount which will be deducted during the first five Policy years and during the first five years following any increase in specified amount. This charge varies according to the age, gender and premium class of the insured person, as well as the amount of coverage. The dollar amount of this charge changes with each increase in your Policy's specified amount. (We discuss your specified amount under "Your specified amount of insurance" on page 30.) This charge can range from a maximum of $1.27 for each $1,000 of specified amount to a minimum of $0.07 for each $1,000 of specified amount. The representative charge (referred to as "Representative" in the Tables of Fees and Charges) is $0.27 for each $1,000 of specified amount. The initial amount of this charge is shown on page 3A of your Policy and is called "Monthly Expense Charge for the First Three Years." AGL receives this charge to pay for underwriting costs and other costs of issuing the Policies, and also to help pay for the administrative services we provide under the Policies.

   Monthly insurance charge. Every month we will deduct from your accumulation value a charge based on the cost of insurance rates applicable to your Policy on the date of the deduction and our "net amount at risk" on that date. Our net amount at risk is the difference between (a) the death benefit that would be payable before reduction by Policy loans if the insured person died on that date and (b) the then total accumulation value under the Policy. For otherwise identical Policies:

   .   greater amounts at risk result in a higher monthly insurance charge; and

   . higher cost of insurance rates also result in a higher monthly insurance charge.

   Keep in mind that investment performance of the investment options in which you have accumulation value will affect the total amount of your accumulation value. Therefore your monthly insurance charge can be greater or less, depending on investment performance.

   Our cost of insurance rates are guaranteed not to exceed those that will be specified in your Policy. Our current rates are lower than the guaranteed maximum rates for insured persons in most age, gender and premium classes, although we have the right at any time to raise these rates to not more than the guaranteed maximum.

   In general the longer you own your Policy, the higher the cost of insurance rate will be as the insured person grows older. Also our cost of insurance rates will generally be lower if the insured person is a female than if a male. Similarly, our current cost of insurance rates are generally lower for non-tobacco users (insured persons who do not use tobacco or other products that contain nicotine) than tobacco users, and for persons considered to be in excellent health. On the other hand, insured persons who present particular health, occupational or non-work related risks may require higher cost of insurance rates and other additional charges based on the specified amount of insurance coverage under their Policies.

   Finally, our current cost of insurance rates for the same insured person differ depending on the specified amount in force on the day the charge is deducted. We have different rates we apply for specified amounts. The highest rates begin with the minimum specified amount. The rates decline on a graduated schedule as the specified amount increases. Your insurance representative can discuss the schedule with you. Our cost of insurance rates are generally higher under a Policy that has been in force for some period of time than they would be under an otherwise identical Policy purchased more recently on the same insured person.

   AGL receives this charge to fund the death benefits we pay under the Policies.

   Monthly charges for additional benefit riders. We will deduct charges monthly from your accumulation value, if you select additional benefit riders. In addition, the interest charge for the terminal illness rider benefit is assessed each Policy anniversary. The charges for any rider you select will vary by

Policy within a range based on either the personal characteristics of the insured person or the specific coverage you choose under the rider. The riders we currently offer are accidental death benefit rider, children's insurance benefit rider, spouse term rider, terminal illness rider, waiver of monthly deduction rider, overloan protection rider, 20-year benefit rider, lapse protection benefit rider and Accelerated Access Solution. The riders are described beginning on page 40, under "Additional Optional Benefit Riders." The specific charges for any riders you choose are shown on page 3 of your Policy. AGL receives these charges to pay for the benefits under the riders and to help offset the risks we assume.

   Surrender charge. The Policies have a surrender charge that applies for a maximum of the first 9 Policy years (and for a maximum of the first 9 Policy years after any increase in the Policy's specified amount).

   The amount of the surrender charge depends on the sex, age, and premium class of the insured person, as well as the Policy year and specified amount. Your Policy's surrender charge will be found in the table beginning on page 28 of the Policy. As shown in the Tables of Fees and Charges beginning on page 11 the maximum surrender charge is $45 per $1,000 of the specified amount (or any increase in the specified amount portion of the specified amount). The minimum surrender charge is $2 per $1,000 of the specified amount (or any increase in the specified amount). The representative surrender charge (referred to as "Representative" in the Tables of Fees and Charges) is $19 per $1,000 of specified amount (or any increase in the specified amount).

   The surrender charge decreases on an annual basis until, in the fifteenth Policy year (or the fifteenth year following an increase in specified amount), it is zero. These decreases are also based on the age and other insurance characteristics of the insured person.

   The following chart illustrates how the surrender charge declines over the first 9 Policy years. The chart is for a 38 year old male, who is the same person to whom we refer in the Tables of Fees and Charges beginning on page 11 under "Representative Charge." Surrender charges may differ for other insured persons because the amount of the annual reduction in the surrender charge may differ.

                    Surrender Charge for a 38 Year Old Male

Policy Year                                       1   2   3   4   5   6   7  8   9   10
-----------                                      --- --- --- --- --- --- --- --  --  --
Surrender Charge Per $1,000 of Specified amount  $19 $19 $19 $19 $18 $15 $11 $7  $3  $0

   We will deduct the entire amount of any then applicable surrender charge from the accumulation value at the time of a full surrender. Upon a requested decrease in a Policy's specified amount portion of the specified amount, we will deduct any remaining amount of the surrender charge that was associated with the specified amount that is canceled. This includes any decrease that results from any requested partial surrender. See "Partial surrender" on page 60 and "Change of death benefit option" on page 38.

   For those Policies that lapse in the first 9 Policy years, AGL receives surrender charges to help recover sales expenses. Depending on the age and health risk of the insured person when the Policy is issued, more premium may be required to pay for all Policy charges. As a result, we use the insured person's age and sex to help determine the appropriate rate of surrender charge per $1,000 of specified amount to help us offset these higher sales charges.

   Partial surrender processing fee. We will charge a maximum fee equal to the lesser of 2% of the amount withdrawn or $25 for each partial surrender you make. This charge is currently $10. AGL receives this charge to help pay for the expense of making a partial surrender.

   Transfer fee. We will charge a $25 transfer fee for each transfer between investment options that exceeds 12 each Policy Year. This charge will be deducted from the investment options in the same ratio as the requested transfer. AGL receives this charge to help pay for the expense of making the requested transfer.

   Illustrations. If you request illustrations more than once in any Policy year, we may charge a maximum fee of $25 for the illustration. AGL receives this charge to help pay for the expenses of providing additional illustrations.

   Policy loans. We will charge you interest on any loan at an annual effective rate of 4.75%. The loan interest charged on a preferred loan (available after the first 10 Policy years) will never exceed an annual effective rate of 4.25%. AGL receives these charges to help pay for the expenses of administering and providing for Policy loans. See "Policy loans" on page 61.

   Charge for taxes. We can adjust charges in the future on account of taxes we incur or reserves we set aside for taxes in connection with the Policies. This would reduce the investment experience of your accumulation value. In no event will any adjusted charge exceed the maximum guaranteed charge shown in the Tables of Fees and Charges on pages 11 - 18. All maximum guaranteed charges also appear in your Policy.

   For a further discussion regarding these charges we will deduct from your investment in a Policy, see "More About Policy Charges" on page 70.

   Allocation of charges. You may choose the investment options from which we deduct all monthly charges and any applicable surrender charges. If you do not have enough accumulation value in those investment options, we will deduct these charges in the same ratio the charges bear to the unloaned accumulation value you then have in each investment option.

More About Policy Charges

   Purpose of our charges. The charges under the Policy are designed to cover, in total, our direct and indirect costs of selling, administering and providing benefits under the Policy. They are also designed, in total, to compensate us for the risks we assume and services that we provide under the Policy. These include:

   . mortality risks (such as the risk that insured persons will, on average, die before we expect, thereby increasing the amount of claims we must pay);

   . sales risks (such as the risk that the number of Policies we sell and the premiums we receive net of withdrawals, are less than we expect, thereby depriving us of expected economies of scale);

   . regulatory risks (such as the risk that tax or other regulations may be changed in ways adverse to issuers of variable universal life insurance policies); and

   . expense risks (such as the risk that the costs of administrative services that the Policy requires us to provide will exceed what we currently project).

   The current monthly insurance charge has been designed primarily to provide funds out of which we can make payments of death benefits under the Policy as the insured person dies.

   General. If the charges that we collect from the Policies exceed our total costs in connection with the Policies, we will earn a profit. Otherwise we will incur a loss. We reserve the right to increase the charges to the maximum amounts on Policies issued in the future.

   Although the paragraphs above describe the primary purposes for which charges under the Policies have been designed, these purposes are subject to considerable change over the life of a Policy. We can retain or use the revenues from any charge for any purpose.

                              ACCUMULATION VALUE

   Your accumulation value. From each premium payment you make, we deduct the charges that we describe on page 67 under "Statutory premium tax charge" and "Premium expense charge." We invest the rest in one or more of the investment options listed in the chart on page 22 of this prospectus, as well as the Fixed Account. We call the amount that is at any time invested under your Policy (including any loan collateral we are holding for your Policy loans) your "accumulation value."

   Your investment options. We invest the accumulation value that you have allocated to any variable investment option in shares of a corresponding
Fund. Over time, your accumulation value in any such investment option will increase or decrease in accordance with the investment experience of the Fund. Your accumulation value will also be reduced by Fund charges and certain other charges that we deduct from your Policy. We describe these charges beginning on page 67 under "Charges Under the Policy."

   You can review other important information about the Funds that you can choose in the separate prospectuses for those Funds. You can request additional free copies of these prospectuses from your AGL representative or from the Administrative Center. See "Contact Information" on page 5.

   We invest any accumulation value you have allocated to the Fixed Account as part of our general account assets. We credit interest on that accumulation value at a rate which we declare from time to time. We guarantee that the interest will be credited at a rate no less than the annual effective rate shown on your Policy Schedule. Although this interest increases the amount of any accumulation value that you have in the Fixed Account, such accumulation value will also be reduced by any charges that are allocated to this option under the procedures described under "Allocation of charges" on page 70. The "daily charge" described on page 67 and the fees and expenses of the Funds discussed on page 18 do not apply to the Fixed Account.

   Policies are "non-participating." You will not be entitled to any dividends from AGL.

                        POLICY LAPSE AND REINSTATEMENT

   During the first five Policy years if the accumulation value reduced by any loan balance is insufficient to cover the charges due under the Policy, the Policy may lapse without any value payable to you. The Policy's first years are when the surrender charge is at its highest and there is a low likelihood of the accumulation value having increased significantly.

   While the 20-year benefit rider (discussed on page 43) or the lapse protection benefit rider (discussed on page 45) is in force, your Policy will not enter a grace period or terminate. You must, however, pay the monthly guarantee premiums that apply to the rider you own. You cannot reinstate the 20-year benefit rider; the lapse protection benefit rider may be reinstated after lapse. After these riders expire or terminate, if your Policy's cash surrender value (the Policy's accumulation value less Policy loans and unpaid loan interest and any surrender charge that then applies) falls to an amount insufficient to cover the monthly charges, you must pay additional premium in order to keep your Policy in force. We will notify you by letter that you have 61 days from the due date of the premium to pay the necessary charges to avoid lapse of the Policy. You are not required to repay any outstanding Policy loan in order to reinstate your Policy. If the loan is not repaid, however, it will be reinstated with your Policy. If the insured person dies during the grace period we will pay the death benefit reduced by the charges that are owed at the time of death. The grace period begins with the first day of the Policy month for which all charges could not be paid. If we do not receive your payment by the end of the grace period, your Policy and all riders will end without value and all coverage under your Policy will cease. Although you can apply to have your Policy "reinstated," you must do this within five years (or, if earlier, before the Policy's maturity date), and you must present evidence that the insured person still meets our requirements for issuing coverage. You will find additional information in the Policy about the values and terms of the Policy after it is reinstated.

                          FEDERAL TAX CONSIDERATIONS

   Generally, the death benefit paid under a Policy is not subject to income tax. Earnings on your accumulation value are not subject to income tax as long as we do not pay them out to you. If we do pay any amount of your Policy's accumulation value upon surrender, partial surrender, or maturity of your Policy, all or part of that distribution may be treated as a return of the premiums you paid, which is not subject to income tax.

   Amounts you receive as Policy loans are not taxable to you, unless you have paid such a large amount of premiums that your Policy becomes what the tax law calls a "modified endowment contract." In that case, the loan will be taxed as if it were a partial surrender. Furthermore, loans, partial surrenders and other distributions from a modified endowment contract may require you to pay additional taxes and penalties that otherwise would not apply. If your Policy lapses, you may have to pay income tax on a portion of any outstanding loan.

Tax Effects

   Discussions regarding the tax treatment of any life insurance policy are intended for general purposes only and are not intended as tax advice, either general or individualized, nor should they be interpreted to provide any predictions or guarantees of a particular tax treatment. This discussion generally is based on current federal income tax law and interpretations, and may include areas of those rules that are more or less clear or certain. Tax laws are subject to legislative modification, and while many such modifications will have only a prospective application, it is important to recognize that a change could have retroactive effect as well. You should seek competent tax or legal advice, as you deem necessary or appropriate, regarding your own circumstances.

   Except as described in the "Foreign Account Tax Compliance" section on page 78, this discussion assumes that the policy owner is a natural person who is a U.S. citizen and resident. The consequences for corporate taxpayers, non-U.S. residents or non-U.S. citizens, may be different. The following discussion of federal income tax treatment is general in nature and is not intended as tax advice.

   General. The Policy will be treated as "life insurance" for federal income tax purposes (a) if it meets the definition of life insurance under
Section 7702 of the Code and (b) for as long as the investments made by the underlying Funds satisfy certain investment diversification requirements under
Section 817(h) of the Code. We believe that the Policy will meet these requirements at issue and that:

   . the death benefit received by the beneficiary under your Policy will generally not be subject to federal income tax; and

   . increases in your Policy's accumulation value as a result of interest or investment experience will not be subject to federal income tax unless and until there is a distribution from your Policy, such as a surrender or a partial surrender.

   The federal income tax consequences of a distribution from your Policy can be affected by whether your Policy is determined to be a modified endowment contract, as explained in the following discussion. In all cases, however, the character of all income that is described as taxable to the payee will be ordinary income (as opposed to capital gain).

   Testing for modified endowment contract status. The Code provides for a "seven-pay test." This test determines if your Policy will be a "modified endowment contract."

   If, at any time during the first seven Policy years:

   .   you have paid a cumulative amount of premiums;

   . the cumulative amount exceeds the premiums you would have paid by the same time under a similar fixed-benefit life insurance policy; and

   . the fixed benefit policy was designed (based on certain assumptions mandated under the Code) to provide for paid-up future benefits ("paid-up" means no future premium payments are required) after the payment of seven level annual premiums;

   then your Policy will be a modified endowment contract.

   Whenever there is a "material change" under a policy, the policy will generally be (a) treated as a new contract for purposes of determining whether the policy is a modified endowment contract and (b) subjected to a new seven-pay period and a new seven-pay limit. The new seven-pay limit would be determined taking into account, under a prescribed formula, the accumulation value of the policy at the time of such change. A materially changed policy would be considered a modified endowment contract if it failed to satisfy the new seven-pay limit at any time during the new seven-pay period. A "material change" for these purposes could occur as a result of a change in death benefit option. A material change will occur as a result of an increase in your Policy's specified amount, and certain other changes.

   If your Policy's benefits are reduced during the first seven Policy years (or within seven years after a material change), the calculated seven-pay premium limit will be redetermined based on the reduced level of benefits and applied retroactively for purposes of the seven-pay test. (Such a reduction in benefits could include, for example, a decrease in the specified amount that you request or that results from a partial surrender). If the premiums previously paid are greater than the recalculated seven-payment premium level limit, the Policy will become a modified endowment contract.

   We will monitor your Policy and attempt to notify you on a timely basis to prevent additional premium payments from causing your Policy to become a modified endowment contract.

   A life insurance policy that is received in a tax free exchange under
Section 1035 of the Code for a modified endowment contract will also be considered a modified endowment contract.

   Other effects of Policy changes. Changes made to your Policy (for example, a decrease in specified amount that you request or that results from a partial surrender that you request) may also have other effects on your Policy. Such effects may include impacting the maximum amount of premiums that can be paid under your Policy, as well as the maximum amount of accumulation value that may be maintained under your Policy. Under Notice 2006-95 published by the Internal Revenue Service, certain policy changes, not expressly provided for in your Policy, may have adverse federal income tax effects. You should consult your own tax advisor on this issue.

   Policy changes and extending coverage. We will not permit a change to your Policy that would result in the Policy not meeting the definition of life insurance under Section 7702 of the Code. The 2001 Commissioner's Standard Ordinary mortality and morbidity tables ("2001 CSO Mortality Tables") provide a stated termination date of age 121. The "Option to extend coverage" described on page 62 allows you to continue your Policy beyond the insured person's age
121. The tax consequences of extending the maturity date beyond the age 121 termination date of the 2001 CSO Mortality Tables are unclear. You should consult your personal tax advisor about the effect of any change to your Policy as it relates to Section 7702 and the termination date of the Mortality Tables.

   Rider benefits. We believe that premium payments and any death benefits or other benefits to be paid under any rider you may purchase under your Policy will not disqualify your Policy as life insurance for tax purposes. However, the tax law related to rider benefits is complex and some uncertainty exists. You should consult a qualified tax advisor regarding the impact of any rider you may purchase.

   Tax treatment of minimum withdrawal benefit rider payments. You may have purchased a minimum withdrawal benefit rider that can provide payments to you. If applicable to you, generally, we will treat each rider benefit payment as withdrawal of basis first. All payments or withdrawals after basis has been reduced to zero, will be treated as taxable amounts. However, you should be aware that little guidance is available regarding the taxability of these benefits. You should consult a tax advisor.

   Taxation of pre-death distributions if your Policy is not a modified endowment contract. As long as your Policy remains in force during the insured person's lifetime and not as a modified endowment contract, a Policy loan will be treated as indebtedness, and no part of the loan proceeds will be subject to current federal income tax. Interest on the Policy loan generally will not be tax deductible.

   After the first 15 Policy years, the proceeds from a partial surrender will not be subject to federal income tax except to the extent such proceeds exceed your "basis" in your Policy. (Your basis generally will equal the premiums you have paid, less the amount of any previous distributions from your Policy that were not taxable.) During the first 15 Policy years, however, the proceeds from a partial surrender could be subject to federal income tax, under a complex formula, to the extent that your accumulation value exceeds your basis in your Policy.

   On the maturity date or upon full surrender, any excess in the amount of proceeds we pay (including amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax. In addition, if a Policy ends after a grace period while there is a Policy loan, the cancellation of such loan and any accrued loan interest will be treated as a distribution and could be subject to federal income tax under the above rules. Finally, if you make an assignment of rights or benefits under your Policy you may be deemed to have received a distribution from your Policy, all or part of which may be taxable.

   Taxation of pre-death distributions if your Policy is a modified endowment contract. If your Policy is a modified endowment contract, any distribution from your Policy while the insured person is still living will be taxed on an "income-first" basis. Distributions:

   . include loans (including any increase in the loan amount to pay interest on an existing loan, or an assignment or pledge to secure a loan) and partial surrenders;

   . will be considered taxable income to you to the extent your accumulation value exceeds your basis in the Policy; and

   . have their taxability determined by aggregating all modified endowment contracts issued by the same insurer (or its affiliates) to the same owner (excluding certain qualified plans) during any calendar year.

   For modified endowment contracts, your basis:

   .   is similar to the basis described above for other policies; and

   . will be increased by the amount of any prior loan under your Policy that was considered taxable income to you.

   A 10% penalty tax also will apply to the taxable portion of most distributions from a policy that is a modified endowment contract. The penalty tax will not, however, apply:

   .   to taxpayers 59 1/2 years of age or older;

   .   in the case of a disability (as defined in the Code); or

   . to distributions received as part of a series of substantially equal periodic annuity payments for the life (or life expectancy) of the taxpayer or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary.

   If your Policy ends after a grace period while there is a Policy loan, the cancellation of the loan will be treated as a distribution to the extent not previously treated as such and could be subject to tax, including the 10% penalty tax, as described above. In addition, on the maturity date or upon a full surrender, any excess of the proceeds we pay (including any amounts we use to discharge any Policy loan) over your basis in the Policy, will be subject to federal income tax and, unless one of the above exceptions applies, the 10% penalty tax.

   Distributions that occur during a Policy year in which your Policy becomes a modified endowment contract, and during any subsequent Policy years, will be taxed as described in the two preceding paragraphs. In addition, distributions from a policy within two years before it becomes a modified endowment contract also will be subject to tax in this manner. This means that a distribution made from a policy that is not a modified endowment contract could later become taxable as a distribution from a modified endowment contract.

   Policy lapses and reinstatements. A Policy which has lapsed may have the tax consequences described above, even though you may be able to reinstate that Policy. For tax purposes, some reinstatements may be treated as the purchase of a new insurance contract.

   Diversification and investor control. Under Section 817(h) of the Code, the Treasury Department has issued regulations that implement investment diversification requirements. Our failure to comply with these regulations would disqualify your Policy as a life insurance policy under Section 7702 of the Code. If this were to occur, you would be subject to federal income tax on the income under the Policy for the period of the disqualification and for subsequent periods. Also, if the insured person died during such period of disqualification or subsequent periods, a portion of the death benefit proceeds would be taxable to the beneficiary. Separate Account VL-R, through the Funds, intends to comply with these requirements. Although we do not have direct control over the investments or activities of the Funds, we will enter into agreements with them requiring the Funds to comply with the diversification requirements of the Section 817(h) Treasury Regulations.

   The Treasury Department has provided only limited guidance describing the circumstances in which the ability of a policy owner to direct his or her investment to particular Funds within Separate Account VL-R may cause the policy owner, rather than the insurance company, to be treated as the owner of the assets in the account. Due to the lack of specific guidance on investor control, there is some uncertainty about when a policy owner is considered the owner of the assets for tax purposes. If you were considered the owner of the assets of Separate Account VL-R, income and gains from the account would be included in your gross income for federal income tax purposes. Under current law, however, we believe that AGL, and not the owner of a Policy, would be considered the owner of the assets of Separate Account VL-R. However, we reserve the right to make changes that we deem necessary to insure that the Policy qualifies as a life insurance contract.

   Estate and generation skipping taxes. If the insured person is the Policy's owner, the death benefit under the Policy will generally be includable in the owner's estate for purposes of federal estate tax. If the owner is not the insured person, under certain conditions, only an amount approximately equal to the cash surrender value of the Policy would be includable. In addition, an unlimited marital deduction may be available for federal estate tax purposes.

   As a general rule, if a "transfer" is made to a person two or more generations younger than the Policy's owner, a generation skipping tax may be payable at rates similar to the maximum estate tax rate in effect at the time. The generation skipping tax provisions generally apply to "transfers" that would be subject to the gift and estate tax rules. For 2015, the federal estate, gift and generation skipping tax exemptions increased to $5,450,000 ($10,900,000 for married couples). You should consult with a qualified tax advisor for specific information, especially where benefits are passing to younger generations.

   The particular situation of each Policy owner, insured person or beneficiary will determine how ownership or receipt of Policy proceeds will be treated for purposes of federal estate and generation skipping taxes, as well as state and local estate, inheritance and other taxes.

   Life insurance in split dollar arrangements. The IRS and Treasury have issued regulations on split dollar life insurance arrangements. In general, a split dollar insurance arrangement involves two parties agreeing to split the premium and/or benefits of a life insurance policy. These arrangements are often used as a type of employee compensation or for making gifts among family members. The regulations provide two mutually exclusive regimes for taxing split dollar life insurance arrangements: the "economic benefit" regime and the "loan" regime. The economic benefit regime, under which the non-owner of the policy is treated as receiving certain economic benefits from its owner, applies to endorsement arrangements and most non-equity split dollar life insurance arrangements. The loan regime applies to collateral assignment arrangements and other arrangements in which the non-owner could be treated as loaning amounts to the owner.

   In addition, it should be noted that split dollar arrangements characterized as loans for tax purposes may be affected by the Corporate Responsibility Act of 2002 also referred to as the Sarbanes-Oxley Act of 2002 (the "Act"). The Act prohibits loans from companies publicly traded in the United States to their executives and officers. The status of split dollar arrangements under the Act is uncertain, in part because the SEC may view the tax treatment of such arrangements as instructive.

   Purchasers of life insurance policies are strongly advised to consult with a qualified tax advisor to determine the tax treatment resulting from a split dollar arrangement.

   Pension and profit-sharing plans. If a life insurance policy is purchased by a trust or other entity that forms part of a pension or profit-sharing plan qualified under Section 401(a) of the Code for the benefit of participants covered under the plan, the federal income tax treatment of such policies will be somewhat different from that described above.

   The reasonable net premium cost for such amount of insurance that is purchased as part of a pension or profit-sharing plan is required to be included annually in the plan participant's gross income. This cost (generally referred to as the "P.S. 58" cost) is reported to the participant annually. If the plan participant dies while covered by the plan and the policy proceeds are paid to the participant's beneficiary, then the excess of the death benefit over the policy's accumulation value will not be subject to federal income tax. However, the policy's accumulation value will generally be taxable to the extent it exceeds the participant's cost basis in the policy. The participant's cost basis will generally include the costs of insurance previously reported as income to the participant. Special rules may apply if the participant had borrowed from the policy or was an owner-employee under the plan. The rules for determining "P.S. 58" costs are currently provided under Notice 2002-8, I.R.B. 2002-1 CB 398.

   There are limits on the amounts of life insurance that may be purchased on behalf of a participant in a pension or profit-sharing plan. Complex rules, in addition to those discussed above, apply whenever life insurance is purchased by a tax qualified plan. You should consult a qualified tax advisor.

   Other employee benefit programs. Complex rules may also apply when a policy is held by an employer or a trust, or acquired by an employee, in connection with the provision of other employee benefits. These policy owners must consider whether the policy was applied for by or issued to a person having an insurable interest under applicable state law and with the insured person's consent. The lack of an insurable interest or consent may, among other things, affect the qualification of the policy as life insurance for federal income tax purposes and the right of the beneficiary to receive a death benefit.

   ERISA. Employers and employer-created trusts holding the policy may be subject to reporting, disclosure and fiduciary obligations under the Employee Retirement Income Security Act of 1974, as amended ("ERISA"). On April 14, 2015, the U.S. Department of Labor released a proposed Rule that redefines investment advice under ERISA. This Rule may impact the sale of life insurance policies to ERISA-governed plans. See "U.S. Department of Labor Fiduciary Regulation" on page 79.

   Our taxes. We report the operations of Separate Account VL-R in our federal income tax return, but we currently pay no income tax on Separate Account VL-R's investment income and capital gains, because these items are, for tax purposes, reflected in our variable universal life insurance policy reserves. We currently make no charge to any Separate Account VL-R division for taxes. We reserve the right to make a charge in the future for taxes incurred; for example, a charge to Separate Account VL-R for income taxes we incur that are allocable to the Policy.

   We may have to pay state, local or other taxes in addition to applicable taxes based on premiums. At present, these taxes are not substantial. If they increase, we may make charges for such taxes when they are attributable to Separate Account VL-R or allocable to the Policy.

   Certain Funds in which your accumulation value is invested may elect to pass through to AGL taxes withheld by foreign taxing jurisdictions on foreign source income. Such an election will result in additional taxable income and income tax to AGL. The amount of additional income tax, however, may be more than offset by credits for the foreign taxes withheld which are also passed through. These credits may provide a benefit to AGL.

   When we withhold income taxes. Generally, unless you provide us with an election to the contrary before we make the distribution, we are required to withhold income tax from any proceeds we distribute as part of a taxable transaction under your Policy. In some cases, where generation skipping taxes may apply, we may also be required to withhold for such taxes unless we are provided satisfactory written notification that no such taxes are due.

   Note: In the case of non-resident aliens who own a Policy, the withholding rules may be different. With respect to distributions from modified endowment contracts, non-resident aliens are generally subject to federal income tax withholding at a statutory rate of 30% of the distributed amount. In some cases, the non-resident alien may be subject to lower or even no withholding if the United States has entered into a tax treaty with his or her country of residence.

   Other withholding tax. Any owner not exempt from United States federal withholding tax should consult a tax advisor as to the availability of an exemption from, or reduction of, such tax under an applicable income tax treaty, if any.

   Tax changes. The U.S. Congress frequently considers legislation that, if enacted, could change the tax treatment of life insurance policies. In addition, the Treasury Department may amend existing regulations, issue regulations on the qualification of life insurance and modified endowment contracts, or adopt new interpretations of existing law. State and local tax law or, if you are not a U.S. citizen and resident, foreign tax law, may also affect the tax consequences to you, the insured person or your beneficiary, and are subject to change. Any changes in federal, state, local or foreign tax law or interpretation could have a retroactive effect. We suggest you consult a qualified tax advisor.

   Foreign Account Tax Compliance ("FATCA"). An owner who is not a "United States person," which is defined under the Code to mean:

   .   a citizen or resident of the United States

   . a partnership or corporation created or organized in the United States or under the law of the United States or of any state, or the District of Columbia

   . any estate or trust other than a foreign estate or foreign trust (see Code section 7701(a)(31) for the definition of a foreign estate and a foreign trust)

   .   a person that meets the substantial presence test

   .   any other person that is not a foreign person

should be aware that FATCA, enacted in 2010, provides that a 30% withholding tax will be imposed on certain gross payments (which could include distributions from cash value life insurance or annuity products) made to a foreign entity if such entity fails to provide applicable certifications under a Form W-9, Form W-8-BEN-E, Form W-8-IMY, or other applicable form, each of which is effective for three years from the date of signature unless a change in circumstances makes any information on the form incorrect. Notwithstanding the preceding sentence, certain withholding certifications will remain effective until a change in circumstances makes any information on the form incorrect. The Policy owner must inform the Company within 30 days of any change in circumstances that makes any information on the form incorrect by furnishing a new IRS Form W-8 or acceptable substitute form. An entity, for this purpose, will be considered a foreign entity unless it provides an applicable certification to the contrary.

                 U.S. DEPARTMENT OF LABOR FIDUCIARY REGULATION

   On April 8, 2016 the United States Department of Labor published its final regulation defining fiduciary advice, along with related revisions to certain existing guidance, as well as a new exemption from specific ERISA prohibitions. The requirements under the regulation and related guidance apply primarily to ERISA plans. While the new requirements generally will not impact your rights under your Policy, they may, however, affect recommendations made by your financial representative and your financial representative's ability to make those recommendations. More specifically, the regulation and related guidance generally will apply to recommendations to buy, sell or hold interests in the Policy, as well as recommendations for distributions and rollovers to/from the Policy where the Policy is in an ERISA plan. The initial compliance date for portions of the new regulation is April 10, 2017, while compliance with other portions of the regulation and guidance is required by January 1, 2018.

                 BUSINESS DISRUPTION AND CYBER SECURITY RISKS

   We rely heavily on interconnected computer systems and digital data to conduct our variable product business activities. Because our variable product business is highly dependent upon the effective operation of our computer systems and those of our business partners, our business is vulnerable to disruptions from physical disruptions and utility outages, and susceptible to operational and information security risks resulting from information systems failure (e.g., hardware and software malfunctions) and cyber-attacks. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, interference with or denial of service attacks on websites and other operational disruption and unauthorized release of confidential customer information. Such systems failures and cyber-attacks affecting us, any third party administrator, the underlying funds, intermediaries and other affiliated or third-party service providers may adversely affect us and your contract value. For instance, systems failures and cyber-attacks may interfere with our processing of contract transactions, including the processing of orders from our website or with the Underlying Funds, impact our ability to calculate Accumulation Unit Values ("AUVs"), cause the release and possible destruction of confidential customer or business information, impede order processing, subject us and/or our service providers and intermediaries to regulatory fines and financial losses and/or cause reputational damage. Cyber security risks may also impact the issuers of securities in which the Underlying Funds invest, which may cause the funds underlying your contract to lose value. There can be no assurance that we or the Underlying Funds or our service providers will avoid losses affecting your contract due to cyber-attacks or information security breaches in the future.

                               LEGAL PROCEEDINGS

   There are no pending legal proceedings affecting the Separate
Account. Various federal, state or other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company, such as through financial examinations, market conduct exams or other regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving the Company, the Company believes it is not likely that these regulatory examinations or inquiries will have a material adverse effect on the financial position, results of operations or cash flows of the Company.

   Various lawsuits against the Company have arisen in the ordinary course of business. As of April 29, 2016, the Company believes it is not likely that contingent liabilities arising from the above matters will have a material adverse effect on the financial condition of the Company.

                             FINANCIAL STATEMENTS

   The Financial Statements of AGL and the Separate Account can be found in the SAI. You may obtain a free copy of these Financial Statements if you write us at our Administrative Center at American General Life Insurance Company, VUL Administration, P.O. Box 305600, Nashville, Tennessee 37230-5600, or call us at 1-800-340-2765.

   Rule 12h-7 disclosure. In reliance on the exemption provided by Rule 12h-7 of the Securities Exchange Act of 1934 ("'34 Act"), AGL does not intend to file periodic reports as required under the '34 Act.

                            REGISTRATION STATEMENTS

   Registration statements under the Securities Act of 1933, as amended, related to the Policies offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AGL and its general account, the variable investment options and the Policy, please refer to the registration statements and exhibits.

   This index should help you to locate more information about some of the terms and phrases used in this prospectus.

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                                     Page to
                                                                   See in this
 Defined Term                                                      Prospectus
 ------------                                                      -----------
 accumulation value...............................................      8
 Administrative Center............................................     19
 automatic rebalancing............................................     35
 basis............................................................     74
 beneficiary......................................................     64
 cash surrender value.............................................      6
 cash value.......................................................      6
 cash value accumulation test.....................................     31
 close of business................................................     28
 Code.............................................................     30
 Contact Information..............................................      5
 cost of insurance rates..........................................     68
 daily charge.....................................................     67
 date of issue....................................................     29
 death benefit....................................................      6
 dollar cost averaging............................................     35
 Fixed Account....................................................     27
 free look........................................................     34
 full surrender...................................................      6
 Fund, Funds......................................................      6
 good order.......................................................     28
 grace period.....................................................      9
 guarantee period benefit.........................................     30
 guideline premium test...........................................     31
 insured person...................................................      1
 investment options...............................................     71
 lapse............................................................      9
 loan (also see "Policy loans" in this Index).....................      7
 loan interest....................................................     70
 Maturity Date....................................................     62
 modified endowment contract......................................     73
 monthly deduction day............................................     29
 monthly guarantee premium........................................      9
 monthly insurance charge.........................................     68
 net amount at risk...............................................     13
 Option 1 and Option 2............................................      6
 partial surrender................................................     60
 payment Options..................................................     63

                      INDEX OF SPECIAL WORDS AND PHRASES

                                                                     Page to
                                                                   See in this
 Defined Term                                                      Prospectus
 ------------                                                      -----------
 planned periodic premiums........................................     33
 Policy loans.....................................................     61
 Policy months....................................................     29
 Policy years.....................................................     29
 preferred loans..................................................     62
 premium class....................................................     66
 premium payments.................................................     32
 reinstate, reinstatement.........................................     71
 required minimum death benefit...................................     31
 required minimum death benefit percentage........................     32
 Separate Account VL-R............................................     19
 seven-pay test...................................................     73
 specified amount.................................................      6
 target premium...................................................     47
 transfers........................................................     34
 valuation date...................................................     28
 valuation period.................................................     28
 variable investment options......................................     22

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

PRIVACY NOTICE

                                                                    Rev. 3/2016

FACTS WHAT DO AMERICAN GENERAL LIFE INSURANCE COMPANY (AGL) AND THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK (US Life) DO WITH YOUR PERSONAL INFORMATION?

Why? Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What? The types of personal information we collect and share depend on the product or service you have with us. This information can include:

           .  Social Security number and Medical Information

           .  Income and Credit History

           .  Payment History and Employment Information

       When you are no longer our customer, we continue to share your information as described in this notice.

How? All financial companies need to share customers' personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers' personal information; the reasons AGL and US Life choose to share; and whether you can limit this sharing.

 Reasons we can share your personal        Do AGL & US Life Can you limit this
 information                                    share?           sharing?

 For our everyday business purposes -            Yes                No
   such as to process your transactions,
   maintain your account(s), respond to
   court orders and legal investigations,
   conduct research including data
   analytics, or report to credit bureaus.

 For our marketing purposes - to offer           Yes                No
   our products and services to you

 For joint marketing with other financial        Yes                No
   companies

 For our affiliates' everyday business           Yes                No
   purposes - information about your
   transactions and experiences

 For our affiliates' everyday business           No           We don't share
   purposes - information about your
   creditworthiness

 For nonaffiliates to market to you              No           We don't share

Questions?  For AGL and US Life variable or index annuity contracts, call
            1-800-445-7862, or send a secure message via our website at www.aig.com/asc/eservice or write to us at: P. O. Box 15570, Amarillo, TX 79105-5570.

            For AGL and US Life variable universal life insurance policies, call 1-800-340-2765 or write to us at: VUL Administration, P. O. Box 305600, Nashville, TN 37230-5600.

            For AGL and US Life Corporate Markets Group or High Net Worth life policies or annuity contracts, call 1-888-222-4943 (AGL), 1-877-883-6596 (US Life) or 1-800-871-4536 (High Net Worth) or
            write to us at: Affluent and Corporate Markets Group, 2929 Allen Parkway - A35-50, Houston, TX 77019.

            For AGL and US Life single premium immediate variable annuity contracts, call 1-877-299-1724, email us at:
            immediateannuity@aig.com or write to us at: Group Annuity Admin Department, 405 King Street, 4th Floor, Wilmington, DE 19801.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                                                    Rev. 3/2016
                                                                         Page 2
Who we are
Who is providing this notice?   American General Life Insurance Company and
                                The United States Life Insurance Company in the City of New York.

What we do
How do AGL & US Life protect    To protect your personal information from
my personal information?        unauthorized access and use, we use security
                                measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We restrict access to employees, representatives, agents, or selected third parties who have been trained to handle nonpublic personal information.

How do AGL & US Life collect    We collect your personal information, for
my personal information?        example, when you

                                .   Open an account or give us your contact
                                    information

                                .   Provide account information or make a
                                    wire transfer

                                .   Deposit money or close/surrender an
                                    account

                                We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can't I limit all sharing?  Federal law gives you the right to limit only

                                .   sharing for affiliates' everyday
                                    business purposes - information about
                                    your creditworthiness

                                .   affiliates from using your information
                                    to market to you

                                .   sharing for nonaffiliates to market to
                                    you

                                State laws may give you additional rights to limit sharing. See below for more on your rights under state law.

Definitions
Affiliates                      Companies related by common ownership or
                                control. They can be financial and
                                non-financial companies.

                                .   Our affiliates include the member
                                    companies of American International
                                    Group, Inc.

Nonaffiliates                   Companies not related by common ownership or
                                control. They can be financial and
                                nonfinancial companies.

                                .   AGL & US Life do not share with
                                    nonaffiliates so they can market to you.

Joint Marketing                 A formal agreement between nonaffiliated
                                financial companies that together market financial products or services to you.

                                .   Our joint marketing partners include
                                    companies with which we jointly offer
                                    insurance products, such as a bank.

Other important information

You have the right to see and, if necessary, correct personal data. This requires a written request, both to see your personal data and to request correction. We do not have to change our records if we do not agree with your correction, but we will place your statement in our file. If you would like a more detailed description of our information practices and your rights, please write us at the addresses indicated on the first page.

For Vermont Residents only. We will not disclose information about your creditworthiness to our affiliates and will not disclose your personal information, financial information, credit report, or health information to nonaffiliated third parties to market to you, other than as permitted by Vermont law, unless you authorize us to make those disclosures. Additional information concerning our privacy policies can be found using the contact information above for Questions.

For California Residents only. We will not share information we collect about you with nonaffiliated third parties, except as permitted by California law, such as to process your transactions or to maintain your account.

For Nevada Residents only. We are providing this notice pursuant to state law. You may be placed on our internal Do Not Call List by calling the numbers referenced in the Questions section. Nevada law requires that we also provide you with the following contact information: Bureau of Consumer Protection, Office of the Nevada Attorney General, 555 E. Washington St., Suite 3900, Las Vegas, NV 89101; Phone number: 702-486-3132; email: aginfo@ag.nv.gov. You may contact our customer service department by using the contact information referenced in the Questions section.

                  THIS DOCUMENT IS NOT PART OF ANY PROSPECTUS

                                   [GRAPHIC]

 Every day the choices   VUL eDelivery is an electronic service enabling you
 we make impact those    to receive email notifications when your
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 impacts our
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 When you enroll in      To enroll in VUL eDelivery, call Customer Service or
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                         Sign up for VUL eDelivery and make the natural choice.

[LOGO OF AIG]                             [LOGO OF NATIONAL FOREST FOUNDATION]

Not available for all products. Policies issued by American General Life Insurance Company (AGL) except in New York, where issued by The United States Life Insurance Company in the City of New York (US Life). Issuing companies AGL and US Life are responsible for financial obligations of insurance products and are members of American International Group, Inc. (AIG). Products may not be available in all states and product features may vary by state. For more information, contact Customer Service at VUL Administration, P.O. Box 305600, Nashville, TN 37230-5600. Phone number 800-340-2765 or for hearing impaired 888-436-5256.

AGLC105386 REV0116 (C)2016 AIG. All rights reserved.

For more information on the National Forest Foundation please visit www.nationalforests.org.

LOGO OF AIG

                               For E-Service and
                          E-Delivery, or to view and
                             Print Policy or Fund
                           prospectuses visit us at
                           www.aig.com/lifeinsurance

For additional information about the AG Platinum Choice VUL Policies and the Separate Account, you may request a copy of the Statement of Additional Information (the "SAI"), dated May 2, 2016. We have filed the SAI with the SEC and have incorporated it by reference into this prospectus. You may obtain a free copy of the SAI and the Policy or Fund prospectuses if you write us at our Administrative Center, which is located at VUL Administration, P.O. Box 305600, Nashville, Tennessee 37230-5600 or call us at 1-800-340-2765. You may also obtain the SAI from an insurance representative through which the Policies may be purchased. Additional information about the AG Platinum Choice VUL Policies, including personalized illustrations of death benefits, cash surrender values, and cash values is available without charge to individuals considering purchasing a Policy, upon request to the same address or phone number printed above. We may charge current Policy owners $25 per illustration if they request more than one personalized illustration in a Policy year.

Information about the Separate Account, including the SAI, can also be reviewed and copied at the SEC's Office of Investor Education and Advocacy in Washington, D.C. Inquiries on the operations of the Office of Investor Education and Advocacy may be made by calling the SEC at 1-202-942-8090. Reports and other information about the Separate Account are available on the SEC's Internet site at http://www.sec.gov and copies of this information may be obtained, upon payment of a duplicating fee, by writing the Office of Investor Education and Advocacy of the SEC, 100 F Street N.E., Washington, D.C. 20549.

Policies issued by:
American General Life Insurance Company
2727-A Allen Parkway, Houston, TX 77019

AG Platinum Choice VUL Flexible Premium Variable Universal Life Insurance Policy Form Numbers 14904, ICC14-14904

Not available in the state of New York

Distributed by AIG Capital Services, Inc.
Member FINRA

The underwriting risks, financial obligations and support functions associated with the products issued by American General Life Insurance Company ("AGL") are its responsibility. AGL is responsible for its own financial condition and contractual obligations and is a member of American International Group, Inc. ("AIG"). The commitments under the Policies are AGL's and AIG has no legal obligation to back those commitments. AGL does not solicit business in the state of New York. The Policies are not available in all states.

(C) 2016. AMERICAN INTERNATIONAL GROUP, INC. ALL RIGHTS RESERVED  ICA File No. 811-08561

                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT VL-R

                            AG PLATINUM CHOICE VUL

          FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES

                                   ISSUED BY

                    AMERICAN GENERAL LIFE INSURANCE COMPANY

                         VUL ADMINISTRATION DEPARTMENT

               P.O. BOX 305600, NASHVILLE, TENNESSEE 37230-5600

  TELEPHONE: 1-800-340-2765; 1-713-831-3443; HEARING IMPAIRED: 1-888-436-5256

                      STATEMENT OF ADDITIONAL INFORMATION

                               DATED MAY 2, 2016

   This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the prospectus for American General Life Insurance Company Separate Account VL-R (the "Separate Account" or "Separate Account VL-R") dated May 2, 2016, describing the AG Platinum Choice VUL flexible premium variable universal life insurance policies (the "Policy" or "Policies"). The prospectus sets forth information that a prospective investor should know before investing. For a copy of the prospectus, and any prospectus supplements, contact American General Life Insurance Company ("AGL" or "Company") at the address or telephone numbers given above. Each term used in this SAI that is defined in the related prospectus has the same meaning as the prospectus' definition.

                               TABLE OF CONTENTS

GENERAL INFORMATION........................................................ 3

   AGL..................................................................... 3
   Separate Account VL-R................................................... 3

SERVICES................................................................... 3

DISTRIBUTION OF THE POLICIES............................................... 4

PERFORMANCE INFORMATION.................................................... 6

ADDITIONAL INFORMATION ABOUT THE POLICIES.................................. 6

       Gender neutral policies............................................. 6
       Special purchase plans.............................................. 7
       Underwriting procedures and cost of insurance charges............... 7
       Certain arrangements................................................ 7
   More About the Fixed Account............................................ 8
       Our general account................................................. 8
       How we declare interest............................................. 8
   Adjustments to Death Benefit............................................ 8
       Suicide............................................................. 8
       Wrong age or gender................................................. 8
       Death during grace period........................................... 8

ACTUARIAL EXPERT........................................................... 9

MATERIAL CONFLICTS......................................................... 9

FINANCIAL STATEMENTS....................................................... 9

                              GENERAL INFORMATION

AGL

   We are American General Life Insurance Company ("AGL"). AGL is a stock life insurance company organized under the laws of the State of Texas. AGL is a successor in interest to a company originally organized under the laws of Delaware on January 10, 1917. AGL is an indirect, wholly-owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

   AIG is a leading international insurance organization serving customers in more than 100 countries and jurisdictions. AIG companies serve commercial, institutional, and individual customers through one of the most extensive worldwide property casualty networks of any insurer. In addition, AIG companies are leading providers of life insurance and retirement services in the United States. AIG common stock is listed on the New York Stock Exchange and the Tokyo Stock Exchange.

   More information about AIG may be found in the regulatory filings AIG files from time to time with the U.S. Securities and Exchange Commission ("SEC") at www.sec.gov.

   The commitments under the Contracts are AGL's, and AIG has no legal obligation to back those commitments.

Separate Account VL-R

   We hold the Fund shares in which any of your accumulation value is invested in Separate Account VL-R. Separate Account VL-R is registered as a unit investment trust with the Securities and Exchange Commission ("SEC") under the Investment Company Act of 1940. We created the Separate Account on May 6, 1997 under Texas law.

   For record keeping and financial reporting purposes, the Separate Account is divided into 88 separate "divisions," 46 of which correspond to the 46 variable "investment options" under the Policy. The remaining 42 divisions, and all of these 46 divisions, represent investment options available under other variable universal life policies we offer. We hold the Fund shares in which we invest your accumulation value for an investment option in the division that corresponds to that investment option. One or more of the Funds may sell its shares to other funds.

   The assets in Separate Account VL-R are our property. The assets in the Separate Account may not be used to pay any liabilities of AGL other than those arising from the Policies. AGL is obligated to pay all amounts under the Policies due the Policy owners. We act as custodian for the Separate Account's assets.

                                   SERVICES

   AGL and American General Life Companies, LLC ("AGLC"), were previously parties to a services agreement. AGL and AGLC are each indirect wholly-owned subsidiaries of American

International Group, Inc. and therefore affiliates of one another. AGLC was a Delaware limited liability company established on August 30, 2002. Prior to that date, AGLC was a Delaware business trust. Its address is 2727-A Allen Parkway, Houston, Texas 77019-2191. Under the services agreement, AGLC provided shared services to AGL and certain other life insurance companies under the American International Group, Inc. holding company system ("Affiliates") at cost. Those services include data processing systems, customer services, product development, actuarial, internal auditing, accounting and legal services.

   AGLC was merged into AGL at the end of 2011. AIG now provides the services that were previously provided by AGLC. During 2015, 2014 and 2013, AGL paid AIG for these services $89,509,306, $89,509,007 and $89,508,560, respectively. AGL is reimbursed by the Affiliates at cost, to the extent the services apply to the Affiliates.

   We have not designed the Policies for professional market timing organizations or other entities or individuals using programmed and frequent transfers involving large amounts. We currently have no contractual agreements or any other formal or informal arrangements with any entity or individual permitting such transfers and receive no compensation for any such contract or arrangement.

                         DISTRIBUTION OF THE POLICIES

   The Policies are offered on a continuous basis through AIG Capital Services, Inc. ("ACS"), located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311. ACS is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and a member of the Financial Industry Regulatory Authority ("FINRA"). The Company and ACS are each an indirect, wholly owned subsidiary of AIG. No underwriting fees are paid in connection with the distribution of the policies.

   We and ACS have sales agreements with various broker-dealers and banks under which the Policies will be sold by registered representatives of the broker-dealers or employees of the banks. These registered representatives and employees are also required to be authorized under applicable state regulations as life insurance agents to sell variable universal life insurance. The broker-dealers are ordinarily required to be registered with the SEC and must be members of FINRA.

   We pay compensation directly to broker-dealers and banks for promotion and sales of the Policies. The compensation may vary with the sales agreement, but is generally not expected to exceed:

   . 90% of the premiums received in the first Policy year up to a "target premium";

   . 3% of the premiums up to the target premium received in each of Policy years 2 through 10;

   . 3% of the premiums in excess of the target premium received in each of Policy years 1 through 10;

   . 0.25% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 2 through 10;

   . 0.15% annually of the Policy's accumulation value (reduced by any outstanding loans) in the investment options in each of Policy years 11 through 20;

   . a comparable amount of compensation to broker-dealers or banks with respect to any increase in the specified amount of coverage that you request; and

   . any amounts that we may pay for broker-dealers or banks expense allowances, bonuses, wholesaler fees, training allowances or additional compensation for the Policies.

   At our discretion, we may pay additional first Policy year commissions to any broker-dealer or bank for sales conducted by a particular registered representative of that broker-dealer or bank. We may pay up to a total of 120% of the premiums we receive in the first Policy year.

   The target premium is an amount of level annual premium that would be necessary to support the benefits under your Policy, based on certain assumptions that we believe are reasonable. The target premium is also the maximum amount of premium to which the first year commission rate applies. Commissions paid on premiums received in excess of the target premium are paid at the excess rate. The target premium is an amount calculated in accordance with the method of calculation and rates from the AGL target premium schedules. AGL may change the target premium schedules from time to time. The target premium applicable to a particular coverage shall be determined from the schedule in force when the first premium for such coverage is entered as paid in accounting records of AGL.

   If the total amount of premiums paid in the first Policy year (on a per Policy basis) is less than the target premium, premium received at any time through the second Policy year, up to the balance of the first year target premium, will receive the first Policy year 90% commission rate. Any additional premium received in the second Policy year will be treated as second Policy year premium.

   The maximum value of any alternative amounts we may pay for sales of the Policies is expected to be equivalent over time to the amounts described above. For example, we may pay a broker-dealer compensation in a lump sum which will not exceed the aggregate compensation described above.

   We pay the compensation directly to any selling broker-dealer firm or bank. We pay the compensation from our own resources which does not result in any additional charge to you that is not described in your Policy. Each broker-dealer firm or bank, in turn, may compensate its registered representative or employee who acts as agent in selling you a Policy.

   We sponsor a non-qualified deferred compensation plan ("Plan") for our insurance agents. Some of our agents are registered representatives of our affiliated broker-dealers and sell the Policies. These agents may, subject to regulatory approval, receive benefits under the Plan when they sell the Policies. The benefits are deferred and the Plan terms may result in the agent never receiving the benefits. The Plan provides for a varying amount of benefits annually. We have the right to change the Plan in ways that affect the amount of benefits earned each year.

                            PERFORMANCE INFORMATION

   From time to time, we may quote performance information for the divisions of Separate Account VL-R in advertisements, sales literature, or reports to owners or prospective investors.

   We may quote performance information in any manner permitted under applicable law. We may, for example, present such information as a change in a hypothetical owner's cash value or death benefit. We also may present the yield or total return of the division based on a hypothetical investment in a Policy. The performance information shown may cover various periods of time, including periods beginning with the commencement of the operations of the division or the Fund in which it invests. The performance information shown may reflect the deduction of one or more charges, such as the premium charge, and we generally expect to exclude costs of insurance charges because of the individual nature of these charges. We also may present the yield or total return of the investment option in which a division invests.

   We may compare a division's performance to that of other variable universal life separate accounts or investment products, as well as to generally accepted indices or analyses, such as those provided by research firms and rating services. In addition, we may use performance ratings that may be reported periodically in financial publications, such as Money Magazine, Forbes, Business Week, Fortune, Financial Planning and The Wall Street Journal. We also may advertise ratings of AGL's financial strength or claims-paying ability as determined by firms that analyze and rate insurance companies and by nationally recognized statistical rating organizations.

                   ADDITIONAL INFORMATION ABOUT THE POLICIES

   The purpose of this section is to provide you with information to help clarify certain discussion found in the related prospectus. Many topics, such as Policy sales loads and increases in your Policy's death benefit, have been fully described in the related prospectus. For any topics that we do not discuss in this SAI, please see the related prospectus.

   Gender neutral policies. Congress and the legislatures of various states have from time to time considered legislation that would require insurance rates to be the same for males and females of the same age, premium class and tobacco user status. In addition, employers and employee organizations should consider, in consultation with counsel, the impact of Title VII of the Civil Rights Act of 1964 on the purchase of life insurance policies in connection with an employment-related insurance or benefit plan. In a 1983 decision, the United States Supreme Court held that, under Title VII, optional annuity benefits under a deferred compensation plan could not vary on the basis of gender. In general, we do not offer policies for sale in situations which, under current law, require gender-neutral premiums or benefits. However, we offer AG Platinum Choice VUL Policies on both a gender-neutral and a sex-distinct basis.

   Special purchase plans. Special purchase plans provide for variations in, or elimination of, certain Policy charges, and would be available to a defined group of individuals. We currently do not provide for or support any special purchase plans.

   Underwriting procedures and cost of insurance charges. Cost of insurance charges for the Policies will not be the same for all Policy owners. The chief reason is that the principle of pooling and distribution of mortality risks is based upon the assumption that each Policy owner pays a cost of insurance charge related to the insured's mortality risk which is actuarially determined based upon factors such as age, sex and risk class of the insured and the face amount size band of the Policy. In the context of life insurance, a uniform mortality charge (the "cost of insurance charge") for all insureds would discriminate unfairly in favor of those insureds representing greater mortality risks to the disadvantage of those representing lesser risks. Accordingly, although there will be a uniform "public offering price" for all Policy owners, because premiums are flexible and amounts allocated to the Separate Account will be subject to some charges that are the same for all owners, there will be a different "price" for each actuarial category of Policy owners because different cost of insurance rates will apply. The "price" will also vary based on net amount at risk. The Policies will be offered and sold pursuant to this cost of insurance schedule and our underwriting standards and in accordance with state insurance laws. Such laws prohibit unfair discrimination among insureds, but recognize that premiums must be based upon factors such as age, sex, health and occupation. A table showing the maximum cost of insurance charges will be delivered as part of the Policy.

   Our underwriting procedures are designed to treat applicants for Policies in a uniform manner. Collection of required medical information is conducted in a confidential manner. We maintain underwriting standards designed to avoid unfair or inconsistent decisions about which underwriting class should apply to a particular proposed insured person. In some group or employment-related situations, we may offer what we call simplified or guaranteed issue underwriting classes. These underwriting classes provide for brief or no medical underwriting. Our offer to insure a person under either class results in cost of insurance charges that are the same for each insured person.

   Certain arrangements. Most of the advisers or administrators of the Funds make certain payments to us, on a quarterly basis, for certain administrative, Policy, and Policy owner support expenses. These amounts will be reasonable for the services performed and are not designed to result in a profit.

More About the Fixed Account

   Our general account. Our general account assets are all of our assets that we do not hold in legally segregated separate accounts. Our general account supports our obligations to you under your Policy's declared Fixed Account. Unlike the Separate Account, the assets in the general account may be used to pay any liabilities of AGL in addition to those arising from the Policies. Because of applicable exemptions, no interest in this option has been registered under the Securities Act of 1933, as amended. Neither our general account nor our Fixed Account is an investment company under the Investment Company Act of 1940. We have been advised that the staff of the SEC has not reviewed the disclosures that are included in this prospectus for your information about our general account or our Fixed Account. Those disclosures, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

   How we declare interest. Except for amounts held as collateral for loans, we can at any time change the rate of interest we are paying on any accumulation value allocated to our Fixed Account, but it will always be at an annual effective rate shown on your Policy Schedule.

   Under these procedures, it is likely that at any time different interest rates will apply to different portions of your accumulation value, depending on when each portion was allocated to our fixed Account. Any charges, partial surrenders, or loans that we take from any accumulation value that you have in our Fixed Account will be taken from each portion in reverse chronological order based on the date that accumulation value was allocated to this option.

Adjustments to Death Benefit

   Suicide. If the insured person commits suicide during the first two Policy years, we will limit the proceeds payable to the total of all premiums that have been paid to the time of death minus any outstanding Policy loans (plus credit for any unearned interest) and any partial surrenders.

   A new two-year period begins if you increase the specified amount. You can increase the specified amount only if the insured person is living at the time of the increase. In this case, if the insured person commits suicide during the first two years following the increase, we will refund the monthly insurance deductions attributable to the increase. The death benefit will then be based on the specified amount in effect before the increase.

   Wrong age or gender. If the age or gender of the insured person was misstated on your application for a Policy (or for any increase in benefits), we will adjust any death benefit to be what the monthly insurance charge deducted for the current month would have purchased based on the correct information.

   Death during grace period. We will deduct from the insurance proceeds any monthly charges that remain unpaid because the insured person died during a grace period.

                               ACTUARIAL EXPERT

   Actuarial matters have been examined by Tim Donovan, who is Chief Life Pricing Actuary - Life, Health and Disability of AGL. An opinion on actuarial matters is filed as an exhibit to the registration statement we have filed with the SEC in connection with the Policies.

                              MATERIAL CONFLICTS

   We are required to track events to identify any material conflicts from using investment portfolios for both variable universal life and variable annuity separate accounts. The boards of the Funds, AGL, and other insurance companies participating in the Funds have this same duty. There may be a material conflict if:

   .   state insurance law or federal income tax law changes;

   .   investment management of an investment portfolio changes; or

   . voting instructions given by owners of variable universal life insurance policies and variable annuity contracts differ.

   The investment portfolios may sell shares to certain qualified pension and retirement plans qualifying under Code Section 401. These include cash or deferred arrangements under Code Section 401(k). One or more of the investment portfolios may sell its shares to other investment portfolios. Therefore, there is a possibility that a material conflict may arise between the interests of owners in general, or certain classes of owners, and these retirement plans or participants in these retirement plans.

   If there is a material conflict, we have the duty to determine appropriate action, including removing the portfolios involved from our variable investment options. We may take other action to protect Policy owners. This could mean delays or interruptions of the variable operations.

   When state insurance regulatory authorities require us, we may ignore instructions relating to changes in an investment portfolio's adviser or its investment policies. If we do ignore voting instructions, we give you a summary of our actions in the next semi-annual report to owners.

                             FINANCIAL STATEMENTS

   PricewaterhouseCoopers LLP, located at 1000 Louisiana Street, Suite 5800, Houston, Texas 77002, serves as the independent registered public accounting firm for Separate Account VL-R and AGL.

   You may obtain a free copy of these financial statements if you write us at our VUL Administration Department or call us at 1-800-340-2765. The financial statements have also been filed with the SEC and can be obtained through its website at http://www.sec.gov.

   The following financial statements are included in the Statement of Additional Information in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting:

   . Audited Financial Statements of Separate Account VL-R of American General Life Insurance Company for the year ended December 31, 2015.

   . Audited Consolidated Financial Statements of American General Life Insurance Company for the years ended December 31, 2015, 2014 and 2013.

   The financial statements of AGL should be considered only as bearing on the ability of AGL to meet its obligation under the contracts.

American General
Life Companies

                                              Variable Universal Life Insurance
                                                          Separate Account VL-R

                                                                           2015

                                                                  Annual Report

                                                              December 31, 2015

            Report of Independent Registered Public Accounting Firm

To the Board of Directors of American General Life Insurance Company and the Contract Owners of its separate account, Separate Account VL-R:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of portfolio investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Divisions constituting Separate Account VL-R (the "Separate Account"), a separate account of American General Life Insurance Company, at December 31, 2015, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the mutual fund companies and transfer agents, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP
Houston, Texas
April 28, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2015

                                                                             Investment    Due from (to) American
                                                                           securities - at General Life Insurance
Divisions                                                                    fair value           Company         Net Assets
---------                                                                  --------------- ---------------------- -----------
Alger Capital Appreciation Portfolio - Class I-2 Shares                      $ 6,405,391            $ --          $ 6,405,391
Alger Mid Cap Growth Portfolio - Class I-2 Shares                              2,669,937              --            2,669,937
American Century VP Value Fund - Class I                                      14,908,764              --           14,908,764
American Funds IS Asset Allocation Fund Class 2                                  482,133              --              482,133
American Funds IS Global Growth Fund Class 2                                     112,003              --              112,003
American Funds IS Growth Fund Class 2                                            123,244              --              123,244
American Funds IS Growth-Income Fund Class 2                                     284,389              --              284,389
American Funds IS High-Income Bond Fund Class 2                                   62,767              --               62,767
American Funds IS International Fund Class 2                                      53,220              --               53,220
Anchor Series Trust Capital Appreciation Portfolio - Class 3                      57,172              --               57,172
Anchor Series Trust Government and Quality Bond Portfolio - Class 3               26,013              --               26,013
Dreyfus IP MidCap Stock Portfolio - Initial Shares                             4,828,014              --            4,828,014
Dreyfus VIF International Value Portfolio - Initial Shares                       143,386              --              143,386
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                 6,796,573              --            6,796,573
Dreyfus VIF Quality Bond Portfolio - Initial Shares                            5,385,617              --            5,385,617
Fidelity VIP Asset Manager Portfolio - Service Class 2                         4,248,819              --            4,248,819
Fidelity VIP Contrafund Portfolio - Service Class 2                           31,784,963              --           31,784,963
Fidelity VIP Equity-Income Portfolio - Service Class 2                        15,777,973              --           15,777,973
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                            370,220              --              370,220
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                            640,820              --              640,820
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                          2,147,681              --            2,147,681
Fidelity VIP Growth Portfolio - Service Class 2                               16,073,318              --           16,073,318
Fidelity VIP Mid Cap Portfolio - Service Class 2                               9,995,340              --            9,995,340
Fidelity VIP Government Money Market Portfolio - Service Class 2                 894,457              --              894,457
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2                 6,935,707              --            6,935,707
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2               40,559              --               40,559
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2      2,995,988              --            2,995,988
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2                   6,270,133              --            6,270,133
Franklin Templeton Templeton Foreign VIP Fund - Class 2                        5,101,290              --            5,101,290
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                 3,341,287              --            3,341,287
Invesco V.I. Core Equity Fund - Series I                                       7,610,942              --            7,610,942
Invesco V.I. Global Real Estate Fund - Series I                                  256,355              --              256,355
Invesco V.I. Government Securities Fund - Series I                                36,400              --               36,400
Invesco V.I. High Yield Fund - Series I                                        1,874,662             (25)           1,874,637
Invesco V.I. International Growth Fund - Series I                              7,464,549              --            7,464,549
Invesco V.I. American Franchise Fund - Series I                                    5,116              --                5,116
Invesco V.I. Growth and Income Fund - Series I                                 9,397,249              --            9,397,249
Janus Aspen Enterprise Portfolio - Service Shares                              5,309,566              --            5,309,566
Janus Aspen Forty Portfolio - Service Shares                                     445,910              --              445,910
Janus Aspen Overseas Portfolio - Service Shares                                7,496,099              --            7,496,099
Janus Aspen Global Research Portfolio - Service Shares                         2,857,036              --            2,857,036
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                           278,198              --              278,198
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                       747,190              --              747,190
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                    3,491,842              --            3,491,842
MFS VIT II Core Equity Portfolio - Initial Class                               3,874,452             (21)           3,874,431
MFS VIT Growth Series - Initial Class                                         10,847,200              --           10,847,200
MFS VIT New Discovery Series - Initial Class                                   4,696,667              --            4,696,667
MFS VIT Research Series - Initial Class                                        2,574,658              --            2,574,658
MFS VIT Total Return Series - Initial Class                                      376,652              --              376,652
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I                         5,601,819              --            5,601,819
Neubeger Berman AMT Large Cap Value Portfolio - Class 1                           28,491              --               28,491
Neuberger Berman AMT Socially Responsive Portfolio - Class I                      90,687              --               90,687
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares                1,309,698              --            1,309,698
Oppenheimer Global Fund/VA - Non-Service Shares                                6,918,180              --            6,918,180
Oppenheimer Global Strategic Income Fund/VA (Non-Service)                          1,192              --                1,192

                                   VL-R - 2

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF ASSETS AND LIABILITIES - CONTINUED
December 31, 2015

                                                                           Investment    Due from (to) American
                                                                         securities - at General Life Insurance
Divisions                                                                  fair value           Company         Net Assets
---------                                                                --------------- ---------------------- -----------
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class    $   748,201            $--           $   748,201
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class              112,453             --               112,453
PIMCO VIT Real Return Portfolio - Administrative Class                       9,823,635             --             9,823,635
PIMCO VIT Short-Term Portfolio - Administrative Class                        4,051,596             --             4,051,596
PIMCO VIT Total Return Portfolio - Administrative Class                     14,091,840             --            14,091,840
Pioneer Fund VCT Portfolio - Class I                                         1,558,132             --             1,558,132
Pioneer Select Mid Cap Growth VCT Portfolio - Class I                        2,660,062             --             2,660,062
Pioneer Mid Cap Value VCT Portfolio - Class I                                1,034,676             --             1,034,676
Putnam VT Diversified Income Fund - Class IB                                 6,043,586             --             6,043,586
Putnam VT Growth and Income Fund - Class IB                                 11,296,683             --            11,296,683
Putnam VT International Value Fund - Class IB                                4,218,894             --             4,218,894
Putnam VT Multi-Cap Growth Fund - Class IB                                      40,437             --                40,437
Putnam VT Small Cap Value Fund - Class IB                                      214,083             --               214,083
Putnam VT Voyager Fund - Class IB                                              180,671             --               180,671
Seasons ST Mid Cap Value Portfolio - Class 3                                     9,593             --                 9,593
SunAmerica Aggressive Growth Portfolio - Class 1                             1,276,068             --             1,276,068
SunAmerica Balanced Portfolio - Class 1                                      2,184,924             --             2,184,924
UIF Growth Portfolio - Class I Shares                                        3,154,713             --             3,154,713
VALIC Company I Dynamic Allocation Fund                                        426,336             --               426,336
VALIC Company I Emerging Economies Fund                                          9,783             --                 9,783
VALIC Company I Foreign Value Fund                                              25,424             --                25,424
VALIC Company II Mid Cap Value                                                  15,590             --                15,590
VALIC Company II Strategic Bond Fund                                           101,212             --               101,212
VALIC Company II Socially Responsible Fund                                      15,000             --                15,000
VALIC Company I International Equities Index Fund                            2,498,488             --             2,498,488
VALIC Company I Mid Cap Index Fund                                          13,632,876             --            13,632,876
VALIC Company I Money Market I Fund                                         11,540,062             --            11,540,062
VALIC Company I Nasdaq-100 Index Fund                                        6,538,380             --             6,538,380
VALIC Company I Science & Technology Fund                                    2,513,308             --             2,513,308
VALIC Company I Small Cap Index Fund                                         6,123,899             --             6,123,899
VALIC Company I Stock Index Fund                                            19,822,358             --            19,822,358
Vanguard VIF High Yield Bond Portfolio                                       6,281,947             --             6,281,947
Vanguard VIF REIT Index Portfolio                                           14,170,899             --            14,170,899

                                   VL-R - 3

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF OPERATIONS
For the Year Ended December 31, 2015

                                                                                                               Increase
                                       Mortality and                                            Net change   (decrease) in
                             Dividends  expense risk     Net                    Capital gain  in unrealized   net assets
                               from         and       investment  Net realized  distributions  appreciation    resulting
                              mutual   administrative   income   gain (loss) on  from mutual  (depreciation)     from
Divisions                      funds      charges       (loss)    investments       funds     of investments  operations
---------                    --------- -------------- ---------- -------------- ------------- -------------- -------------
Alger Capital Appreciation
  Portfolio - Class I-2
  Shares                     $  5,332    $ (33,272)    $(27,940)   $  213,774    $  706,890    $  (569,362)   $  323,362
Alger Mid Cap Growth
  Portfolio - Class I-2
  Shares                           --      (15,746)     (15,746)      265,760            --       (292,124)      (42,110)
American Century VP Value
  Fund - Class I              337,232      (82,791)     254,441     1,020,063            --     (1,975,248)     (700,744)
American Funds IS Asset
  Allocation Fund Class 2       6,721       (1,099)       5,622           110         7,708        (13,982)         (542)
American Funds IS Global
  Growth Fund Class 2           1,031         (233)         798           218         6,854         (3,189)        4,681
American Funds IS Growth
  Fund Class 2                    618         (306)         312        (3,050)        5,799            508         3,569
American Funds IS
  Growth-Income Fund Class 2    3,119         (614)       2,505        (2,245)       12,590        (14,913)       (2,063)
American Funds IS
  High-Income Bond Fund
  Class 2                       3,551         (167)       3,384          (441)           --         (7,508)       (4,565)
American Funds IS
  International Fund Class 2      668         (148)         520          (429)          832         (4,633)       (3,710)
Anchor Series Trust Capital
  Appreciation Portfolio -
  Class 3                          --         (157)        (157)         (720)        7,343         (5,552)          914
Anchor Series Trust
  Government and Quality
  Bond Portfolio - Class 3        355          (63)         292          (199)          101           (177)           17
Dreyfus IP MidCap Stock
  Portfolio - Initial Shares   32,789      (23,759)       9,030       400,857       855,923     (1,388,606)     (122,796)
Dreyfus VIF International
  Value Portfolio - Initial
  Shares                        3,174         (546)       2,628           435            --         (7,616)       (4,553)
Dreyfus VIF Opportunistic
  Small Cap Portfolio -
  Initial Shares                   --      (36,346)     (36,346)      533,785       114,039       (788,555)     (177,077)
Dreyfus VIF Quality Bond
  Portfolio - Initial Shares  112,496      (26,819)      85,677        28,189            --       (227,321)     (113,455)
Fidelity VIP Asset Manager
  Portfolio - Service Class
  2                            59,904      (22,226)      37,678        64,520       311,543       (432,895)      (19,154)
Fidelity VIP Contrafund
  Portfolio - Service Class
  2                           262,985     (171,476)      91,509     1,664,415     3,071,688     (4,814,504)       13,108
Fidelity VIP Equity-Income
  Portfolio - Service Class
  2                           494,062      (87,917)     406,145       358,912     1,638,804     (3,192,487)     (788,626)
Fidelity VIP Freedom 2020
  Portfolio - Service Class
  2                             6,100       (2,031)       4,069         7,891         1,648        (17,555)       (3,947)
Fidelity VIP Freedom 2025
  Portfolio - Service Class
  2                            10,601       (3,532)       7,069        15,619         3,587        (32,130)       (5,855)
Fidelity VIP Freedom 2030
  Portfolio - Service Class
  2                            32,474       (7,436)      25,038        39,105        10,428       (129,591)      (55,020)
Fidelity VIP Growth
  Portfolio - Service Class
  2                             5,206      (85,027)     (79,821)    1,348,904       529,874       (755,396)    1,043,561
Fidelity VIP Mid Cap
  Portfolio - Service Class
  2                            26,620      (61,795)     (35,175)      104,922     1,301,283     (1,571,824)     (200,794)
Fidelity VIP Government
  Money Market Portfolio -
  Service Class 2                  17       (1,204)      (1,187)           --            --             --        (1,187)
Franklin Templeton Franklin
  Small Cap Value VIP Fund
  - Class 2                    47,988      (44,745)       3,243       224,193     1,103,665     (1,934,635)     (603,534)
Franklin Templeton Franklin
  Small- Mid Cap Growth VIP
  Fund - Class 2                   --         (226)        (226)         (233)       10,950        (11,827)       (1,336)
Franklin Templeton Franklin
  U.S. Government
  Securities VIP Fund -
  Class 2                      85,705      (18,969)      66,736       (36,091)           --        (32,735)       (2,090)
Franklin Templeton Franklin
  Mutual Shares VIP Fund -
  Class 2                     207,755      (37,324)     170,431       369,524       458,392     (1,356,082)     (357,735)
Franklin Templeton
  Templeton Foreign VIP
  Fund - Class 2              184,300      (32,162)     152,138        87,946       188,241       (798,052)     (369,727)
Goldman Sachs VIT Strategic
  Growth Fund -
  Institutional Shares         12,063      (11,348)         715        27,793       205,638       (133,101)      101,045
Invesco V.I. Core Equity
  Fund - Series I              93,175      (38,811)      54,364       454,978       852,089     (1,883,312)     (521,881)
Invesco V.I. Global Real
  Estate Fund - Series I        8,950         (632)       8,318         2,347            --        (16,201)       (5,536)
Invesco V.I. Government
  Securities Fund - Series I      823         (188)         635          (517)           --           (165)          (47)
Invesco V.I. High Yield
  Fund - Series I             106,649      (14,181)      92,468        60,387            --       (203,210)      (50,355)
Invesco V.I. International
  Growth Fund - Series I      118,417      (42,724)      75,693       351,491            --       (661,530)     (234,346)
Invesco V.I. American
  Franchise Fund - Series I        --          (26)         (26)          103            28            122           227
Invesco V.I. Growth and
  Income Fund - Series I      286,698      (53,583)     233,115       373,965     1,489,873     (2,451,263)     (354,310)
Janus Aspen Enterprise
  Portfolio - Service Shares   28,342      (28,549)        (207)      256,651       598,839       (686,414)      168,869
Janus Aspen Forty Portfolio
  - Service Shares                 --       (1,866)      (1,866)       18,853        88,701        (49,657)       56,031
Janus Aspen Overseas
  Portfolio - Service Shares   42,842      (45,369)      (2,527)     (514,560)      252,197       (499,555)     (764,445)
Janus Aspen Global Research
  Portfolio - Service Shares   16,517      (14,581)       1,936       203,041            --       (289,148)      (84,171)
JPMorgan Insurance Trust
  Core Bond Portfolio -
  Class 1                       5,141         (922)       4,219            38            --         (4,184)           73
JPMorgan Insurance Trust
  Mid Cap Value Portfolio -
  Class 1                       8,051       (4,403)       3,648        53,675        61,513       (144,001)      (25,165)
JPMorgan Insurance Trust
  Small Cap Core Portfolio
  - Class 1                     5,537      (21,570)     (16,033)      226,105       390,842       (815,121)     (214,207)
MFS VIT II Core Equity
  Portfolio - Initial Class    22,938      (14,044)       8,894       (25,170)      315,675       (416,535)     (117,136)
MFS VIT Core Equity Series
  - Initial Class              40,142       (4,519)      35,623     1,027,718       213,559     (1,181,300)       95,600
MFS VIT Growth Series -
  Initial Class                17,222      (51,402)     (34,180)      521,581       599,308       (340,290)      746,419
MFS VIT New Discovery
  Series - Initial Class           --      (25,436)     (25,436)       (1,593)      155,744       (230,174)     (101,459)
MFS VIT Research Series -
  Initial Class                19,121      (13,174)       5,947       165,277       197,273       (356,545)       11,952
MFS VIT Total Return Series
  - Initial Class              10,266       (2,014)       8,252        10,526        14,604        (36,642)       (3,260)
Neberger Berman AMT Mid-Cap
  Growth Portfolio - Class I       --      (29,853)     (29,853)     (156,445)      476,429       (218,432)       71,699
Neubeger Berman AMT Large
  Cap Value Portfolio -
  Class 1                         248         (165)          83         1,167         2,508         (7,928)       (4,170)
Neuberger Berman AMT
  Socially Responsive
  Portfolio - Class I             513         (540)         (27)          370         8,111         (9,438)         (984)
Oppenheimer Conservative
  Balanced Fund/V A -
  Non-Service Shares           29,734       (7,281)      22,453        51,180            --        (69,734)        3,899
Oppenheimer Global Fund/VA
  - Non- Service Shares        94,738      (39,262)      55,476       429,787       472,308       (701,868)      255,703
Oppenheimer Global
  Strategic Income Fund/VA
  (Non-Service)                   323          (19)         304          (373)           --             25           (44)
PIMCO VIT
  CommodityRealReturn
  Strategy Portfolio -
  Administrative Class         39,796       (5,097)      34,699      (405,493)           --        540,648       169,854
PIMCO VIT Global Bond
  Portfolio (Unhedged) -
  Administrative Class          2,040         (449)       1,591        (2,378)           --         (4,111)       (4,898)
PIMCO VIT Real Return
  Portfolio -
  Administrative Class        423,198      (54,568)     368,630      (213,199)           --       (476,304)     (320,873)
PIMCO VIT Short-Term
  Portfolio -
  Administrative Class         41,399      (22,507)      18,892        14,833         2,151         (4,818)       31,058
PIMCO VIT Total Return
  Portfolio -
  Administrative Class        726,044      (79,602)     646,442       (56,415)      152,420       (747,489)       (5,042)
Pioneer Fund VCT Portfolio
  - Class I                    17,509       (7,533)       9,976        19,825       419,653       (456,698)       (7,244)
Pioneer Select Mid Cap
  Growth VCT Portfolio -
  Class I                          --      (13,642)     (13,642)      114,503       317,597       (372,652)       45,806
Pioneer Mid Cap Value VCT
  Portfolio - Class I           9,145       (7,418)       1,727        23,688       129,485       (234,758)      (79,858)

                                   VL-R - 4

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF OPERATIONS - CONTINUED
For the Year Ended December 31, 2015

                                                                                                               Increase
                                       Mortality and                                            Net change   (decrease) in
                             Dividends  expense risk     Net                    Capital gain  in unrealized   net assets
                               from         and       investment  Net realized  distributions  appreciation    resulting
                              mutual   administrative   income   gain (loss) on  from mutual  (depreciation)     from
Divisions                      funds      charges       (loss)    investments       funds     of investments  operations
---------                    --------- -------------- ---------- -------------- ------------- -------------- -------------
Putnam VT Diversified
  Income Fund - Class IB     $597,412    $ (28,116)    $569,296    $ (123,087)    $     --     $  (621,669)    $(175,460)
Putnam VT Growth and Income
  Fund - Class IB             226,405      (54,887)     171,518       630,252           --      (1,792,507)     (990,737)
Putnam VT International
  Value Fund - Class IB        60,530      (25,674)      34,856       127,778           --        (263,961)     (101,327)
Putnam VT Multi-Cap Growth
  Fund - Class IB                 214         (216)          (2)        1,225          511          (2,127)         (393)
Putnam VT Small Cap Value
  Fund - Class IB               1,893       (1,020)         873         1,514       25,171         (38,120)      (10,562)
Putnam VT Voyager Fund -
  Class IB                      2,181         (987)       1,194         3,675       29,813         (47,480)      (12,798)
Seasons ST Mid Cap Value
  Portfolio - Class 3              29          (12)          17           (50)       1,580          (1,938)         (391)
SunAmerica Aggressive
  Growth Portfolio - Class 1       --       (7,641)      (7,641)       86,868           --        (104,850)      (25,623)
SunAmerica Balanced
  Portfolio - Class 1          38,471      (10,703)      27,768        69,920      163,563        (276,870)      (15,619)
UIF Growth Portfolio -
  Class I Shares                   --      (15,121)     (15,121)      113,310      427,366        (180,092)      345,463
VALIC Company I Dynamic
  Allocation Fund                  --         (890)        (890)       (2,038)          --         (10,102)      (13,030)
VALIC Company I Emerging
  Economies Fund                  131          (33)          98          (206)          --          (1,473)       (1,581)
VALIC Company I Foreign
  Value Fund                       66          (74)          (8)       (1,024)          --          (1,020)       (2,052)
VALIC Company II Mid Cap
  Value                            16          (56)         (40)         (116)         766          (1,234)         (624)
VALIC Company II Strategic
  Bond Fund                     2,557         (248)       2,309          (962)         649          (4,218)       (2,222)
VALIC Company II Socially
  Responsible Fund                134          (84)          50            71           --            (249)         (128)
VALIC Company I
  International Equities
  Index Fund                   91,985      (13,532)      78,453        70,326           --        (190,795)      (42,016)
VALIC Company I Mid Cap
  Index Fund                  151,750      (74,124)      77,626       677,701      827,282      (1,981,087)     (398,478)
VALIC Company I Money
  Market I Fund                 1,173      (60,800)     (59,627)           --           --              --       (59,627)
VALIC Company I Nasdaq-100
  Index Fund                   52,316      (30,526)      21,790       419,419       62,890           5,773       509,872
VALIC Company I Science &
  Technology Fund                  --      (11,389)     (11,389)      102,022      214,134        (155,025)      149,742
VALIC Company I Small Cap
  Index Fund                   72,791      (37,136)      35,655       554,269      375,000      (1,292,276)     (327,352)
VALIC Company I Stock Index
  Fund                        343,964     (101,176)     242,788     1,264,423      773,902      (2,150,327)      130,786
Vanguard VIF High Yield
  Bond Portfolio              387,254      (39,927)     347,327        37,104       11,901        (508,751)     (112,419)
Vanguard VIF REIT Index
  Portfolio                   263,010      (76,921)     186,089       637,930      497,727      (1,107,029)      214,717

                                   VL-R - 5

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

SCHEDULES OF PORTFOLIO INVESTMENTS
December 31, 2015

                                                                              Net Asset    Value of
                                                                              Value Per Shares at Fair Cost of Shares
Divisions                                                            Shares     Share       Value           Held      Level /(1)/
---------                                                           --------- --------- -------------- -------------- ----------
Alger Capital Appreciation Portfolio - Class I-2 Shares                95,007  $67.42    $ 6,405,391    $ 6,670,170       1
Alger Mid Cap Growth Portfolio - Class I-2 Shares                     136,850   19.51      2,669,937      2,282,245       1
American Century VP Value Fund - Class I                            1,684,606    8.85     14,908,764     12,024,317       1
American Funds IS Asset Allocation Fund Class 2                        23,576   20.45        482,133        496,315       1
American Funds IS Global Growth Fund Class 2                            4,277   26.19        112,003        113,752       1
American Funds IS Growth Fund Class 2                                   1,821   67.69        123,244        122,612       1
American Funds IS Growth-Income Fund Class 2                            6,314   45.04        284,389        297,792       1
American Funds IS High-Income Bond Fund Class 2                         6,928    9.06         62,767         72,044       1
American Funds IS International Fund Class 2                            2,953   18.02         53,220         57,996       1
Anchor Series Trust Capital Appreciation Portfolio - Class 3            1,406   40.67         57,172         63,154       1
Anchor Series Trust Government and Quality Bond Portfolio - Class 3     1,743   14.93         26,013         26,196       1
Dreyfus IP MidCap Stock Portfolio - Initial Shares                    254,776   18.95      4,828,014      4,776,411       1
Dreyfus VIF International Value Portfolio - Initial Shares             14,281   10.04        143,386        152,006       1
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares        147,687   46.02      6,796,573      5,341,128       1
Dreyfus VIF Quality Bond Portfolio - Initial Shares                   459,524   11.72      5,385,617      5,523,591       1
Fidelity VIP Asset Manager Portfolio - Service Class 2                275,004   15.45      4,248,819      4,303,164       1
Fidelity VIP Contrafund Portfolio - Service Class 2                   955,651   33.26     31,784,963     27,627,445       1
Fidelity VIP Equity-Income Portfolio - Service Class 2                787,324   20.04     15,777,973     16,610,681       1
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                  29,905   12.38        370,220        357,181       1
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                  50,300   12.74        640,820        596,123       1
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                 170,181   12.62      2,147,681      2,122,735       1
Fidelity VIP Growth Portfolio - Service Class 2                       247,244   65.01     16,073,318     11,671,705       1
Fidelity VIP Mid Cap Portfolio - Service Class 2                      314,023   31.83      9,995,340     10,443,809       1
Fidelity VIP Government Money Market Portfolio - Service Class 2      894,457    1.00        894,457        894,457       1
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2        392,291   17.68      6,935,707      7,750,674       1
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2     2,293   17.69         40,559         52,075       1
Franklin Templeton Franklin U.S. Government Securities VIP Fund -
  Class 2                                                             240,256   12.47      2,995,988      3,107,129       1
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2          326,569   19.20      6,270,133      6,202,075       1
Franklin Templeton Templeton Foreign VIP Fund - Class 2               386,461   13.20      5,101,290      5,813,877       1
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares        213,911   15.62      3,341,287      2,852,145       1
Invesco V.I. Core Equity Fund - Series I                              224,910   33.84      7,610,942      6,894,798       1
Invesco V.I. Global Real Estate Fund - Series I                        15,670   16.36        256,355        249,381       1
Invesco V.I. Government Securities Fund - Series I                      3,160   11.52         36,400         37,535       1
Invesco V.I. High Yield Fund - Series I                               370,486    5.06      1,874,662      2,022,979       1
Invesco V.I. International Growth Fund - Series I                     222,889   33.49      7,464,549      7,016,634       1
Invesco V.I. American Franchise Fund - Series I                            89   57.30          5,116          3,706       1
Invesco V.I. Growth and Income Fund - Series I                        479,451   19.60      9,397,249     10,224,489       1
Janus Aspen Enterprise Portfolio - Service Shares                      97,120   54.67      5,309,566      4,577,204       1
Janus Aspen Forty Portfolio - Service Shares                           12,711   35.08        445,910        475,839       1
Janus Aspen Overseas Portfolio - Service Shares                       269,256   27.84      7,496,099     10,222,134       1
Janus Aspen Global Research Portfolio - Service Shares                 72,275   39.53      2,857,036      2,371,958       1
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                 25,499   10.91        278,198        283,849       1
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1             73,326   10.19        747,190        650,529       1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1           169,837   20.56      3,491,842      3,342,883       1
MFS VIT II Core Equity Portfolio - Initial Class                      182,070   21.28      3,874,452      4,290,988       1
MFS VIT Growth Series - Initial Class                                 270,032   40.17     10,847,200      8,133,445       1
MFS VIT New Discovery Series - Initial Class                          303,206   15.49      4,696,667      5,231,301       1
MFS VIT Research Series - Initial Class                                96,501   26.68      2,574,658      2,326,510       1
MFS VIT Total Return Series - Initial Class                            16,666   22.60        376,652        361,089       1
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I                246,450   22.73      5,601,819      6,520,126       1
Neubeger Berman AMT Large Cap Value Portfolio - Class 1                 2,160   13.19         28,491         27,053       1
Neuberger Berman AMT Socially Responsive Portfolio - Class I            4,226   21.46         90,687         71,069       1
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares        90,574   14.46      1,309,698      1,212,250       1
Oppenheimer Global Strategic Income Fund/VA (Non-Service)                 244    4.88          1,192          1,248       1
Oppenheimer Global Fund/VA - Non-Service Shares                       182,057   38.00      6,918,180      6,705,746       1

                                   VL-R - 6

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

SCHEDULES OF PORTFOLIO INVESTMENTS - CONTINUED
December 31, 2015

                                                                        Net Asset    Value of
                                                                        Value Per Shares at Fair Cost of Shares
Divisions                                                      Shares     Share       Value           Held      Level /(1)/
---------                                                    ---------- --------- -------------- -------------- ----------
PIMCO VIT CommodityRealReturn Strategy Portfolio -
  Administrative Class                                          108,278  $ 6.91    $   748,201    $   614,930       1
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative
  Class                                                           9,987   11.26        112,453        125,475       1
PIMCO VIT Real Return Portfolio - Administrative Class          823,440   11.93      9,823,635     11,178,604       1
PIMCO VIT Short-Term Portfolio - Administrative Class           394,508   10.27      4,051,596      4,055,333       1
PIMCO VIT Total Return Portfolio - Administrative Class       1,331,932   10.58     14,091,840     15,005,823       1
Pioneer Fund VCT Portfolio - Class I                             78,893   19.75      1,558,132      1,721,581       1
Pioneer Select Mid Cap Growth VCT Portfolio - Class I           101,879   26.11      2,660,062      2,605,521       1
Pioneer Mid Cap Value VCT Portfolio - Class I                    54,803   18.88      1,034,676      1,071,666       1
Putnam VT Diversified Income Fund - Class IB                    971,638    6.22      6,043,586      7,127,988       1
Putnam VT Growth and Income Fund - Class IB                     476,051   23.73     11,296,683      8,749,385       1
Putnam VT International Value Fund - Class IB                   441,307    9.56      4,218,894      4,202,029       1
Putnam VT Multi-Cap Growth Fund - Class IB                        1,196   33.82         40,437         29,477       1
Putnam VT Small Cap Value Fund - Class IB                        15,303   13.99        214,083        231,248       1
Putnam VT Voyager Fund - Class IB                                 4,132   43.72        180,671        192,167       1
Seasons ST Mid Cap Value Portfolio - Class 3                        623   15.40          9,593         11,531       1
SunAmerica Aggressive Growth Portfolio - Class 1                 79,685   16.01      1,276,068      1,108,955       1
SunAmerica Balanced Portfolio - Class 1                         115,858   18.86      2,184,924      2,155,657       1
UIF Growth Portfolio - Class I Shares                           105,403   29.93      3,154,713      2,603,048       1
VALIC Company I Foreign Value Fund                                2,873    8.85         25,424         26,598       1
VALIC Company I Emerging Economies Fund                           1,555    6.29          9,783         11,364       1
VALIC Company I Dynamic Allocation Fund                          37,789   11.28        426,336        436,737       1
VALIC Company II Socially Responsible Fund                          774   19.38         15,000         15,084       1
VALIC Company II Strategic Bond Fund                              9,380   10.79        101,212        105,696       1
VALIC Company II Mid Cap Value                                      704   22.15         15,590         16,805       1
VALIC Company I International Equities Index Fund               387,363    6.45      2,498,488      2,529,997       1
VALIC Company I Mid Cap Index Fund                              516,984   26.37     13,632,876     11,822,051       1
VALIC Company I Money Market I Fund                          11,540,062    1.00     11,540,062     11,540,062       1
VALIC Company I Nasdaq-100 Index Fund                           616,828   10.60      6,538,380      4,867,191       1
VALIC Company I Science & Technology Fund                        94,167   26.69      2,513,308      2,048,444       1
VALIC Company I Small Cap Index Fund                            313,885   19.51      6,123,899      5,598,141       1
VALIC Company I Stock Index Fund                                552,463   35.88     19,822,358     15,957,821       1
Vanguard VIF High Yield Bond Portfolio                          827,661    7.59      6,281,947      6,605,245       1
Vanguard VIF REIT Index Portfolio                             1,029,114   13.77     14,170,899     12,713,234       1

/(1)/Represents the level within the fair value hierarchy under which the portfolio is classified as defined in ASC 820 and described in Note 3 to the financial statements.

                                   VL-R - 7

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS
For the Years Ended December 31, 2015 and 2014

                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                                                 American
                                                                         Alger Capital  Alger Mid                Funds IS
                                                                         Appreciation  Cap Growth    American     Asset
                                                                          Portfolio -  Portfolio -  Century VP  Allocation
                                                                           Class I-2    Class I-2  Value Fund -    Fund
                                                                            Shares       Shares      Class I     Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $  (27,940)  $  (15,746) $   254,441   $  5,622
   Net realized gain (loss) on investments                                   213,774      265,760    1,020,063        110
   Capital gain distributions from mutual funds                              706,890           --           --      7,708
   Net change in unrealized appreciation (depreciation) of investments      (569,362)    (292,124)  (1,975,248)   (13,982)
                                                                          ----------   ----------  -----------   --------
Increase (decrease) in net assets resulting from operations                  323,362      (42,110)    (700,744)      (542)
                                                                          ----------   ----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              325,978      215,105      874,266     43,729
   Net transfers from (to) other Divisions or fixed rate option              460,038     (138,746)     (92,599)     8,754
   Internal rollovers                                                             --           --           --         --
   Cost of insurance and other charges                                       (84,111)    (109,932)    (724,853)   354,466
   Administrative charges                                                    (16,407)      (9,877)     (42,338)    (2,186)
   Policy loans                                                              (15,122)      (3,552)     (24,152)        --
   Death benefits                                                             (1,237)      (2,665)    (213,622)        --
   Withdrawals                                                              (347,013)    (196,317)    (890,855)        --
                                                                          ----------   ----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions      322,126     (245,984)  (1,114,153)   404,763
                                                                          ----------   ----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      645,488     (288,094)  (1,814,897)   404,221

NET ASSETS:
   Beginning of year                                                       5,759,903    2,958,031   16,723,661     77,912
                                                                          ----------   ----------  -----------   --------
   End of year                                                            $6,405,391   $2,669,937  $14,908,764   $482,133
                                                                          ==========   ==========  ===========   ========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $  (26,050)  $  (17,093) $   161,153   $    786
   Net realized gain (loss) on investments                                   413,357      383,233    1,061,619         12
   Capital gain distributions from mutual funds                              839,005           --           --         --
   Net change in unrealized appreciation (depreciation) of investments      (561,824)    (155,478)     680,918       (201)
                                                                          ----------   ----------  -----------   --------
Increase (decrease) in net assets resulting from operations                  664,488      210,662    1,903,690        597
                                                                          ----------   ----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              294,014      220,890      938,107      7,882
   Net transfers from (to) other Divisions or fixed rate option              157,367       53,774      (30,140)    76,683
   Internal rollovers                                                             --           --           --         --
   Cost of insurance and other charges                                      (163,772)    (123,218)    (714,117)    (6,855)
   Administrative charges                                                    (14,877)     (10,723)     (45,187)      (395)
   Policy loans                                                               (7,268)     (38,638)     (39,074)        --
   Death benefits                                                             (1,778)      (7,929)    (109,161)        --
   Withdrawals                                                              (339,331)    (315,772)    (905,328)        --
                                                                          ----------   ----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions      (75,645)    (221,616)    (904,900)    77,315
                                                                          ----------   ----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      588,843      (10,954)     998,790     77,912

NET ASSETS:
   Beginning of year                                                       5,171,060    2,968,985   15,724,871         --
                                                                          ----------   ----------  -----------   --------
   End of year                                                            $5,759,903   $2,958,031  $16,723,661   $ 77,912
                                                                          ==========   ==========  ===========   ========

                                   VL-R - 8

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                       Divisions
                                                                         -------------------------------------
                                                                                                       American
                                                                         American            American  Funds IS
                                                                         Funds IS  American  Funds IS   High-
                                                                          Global   Funds IS  Growth-    Income
                                                                          Growth    Growth    Income     Bond
                                                                           Fund      Fund      Fund      Fund
                                                                         Class 2   Class 2   Class 2   Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $    798  $    312  $  2,505  $ 3,384
   Net realized gain (loss) on investments                                    218    (3,050)   (2,245)    (441)
   Capital gain distributions from mutual funds                             6,854     5,799    12,590       --
   Net change in unrealized appreciation (depreciation) of investments     (3,189)      508   (14,913)  (7,508)
                                                                         --------  --------  --------  -------
Increase (decrease) in net assets resulting from operations                 4,681     3,569    (2,063)  (4,565)
                                                                         --------  --------  --------  -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             8,693    14,838    21,530    4,256
   Net transfers from (to) other Divisions or fixed rate option              (535)    1,212    (3,273)   6,706
   Internal rollovers                                                          --        --        --       --
   Cost of insurance and other charges                                     32,116    93,225   196,861   30,124
   Administrative charges                                                    (435)     (737)   (1,077)    (213)
   Policy loans                                                               884        --        --       --
   Death benefits                                                              --        --        --       --
   Withdrawals                                                               (617)       --        --       --
                                                                         --------  --------  --------  -------
Increase (decrease) in net assets resulting from principal transactions    40,106   108,538   214,041   40,873
                                                                         --------  --------  --------  -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    44,787   112,107   211,978   36,308

NET ASSETS:
   Beginning of year                                                       67,216    11,137    72,411   26,459
                                                                         --------  --------  --------  -------
   End of year                                                           $112,003  $123,244  $284,389  $62,767
                                                                         ========  ========  ========  =======
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $    212  $     70  $    495  $ 1,275
   Net realized gain (loss) on investments                                    (19)       18        14      (31)
   Capital gain distributions from mutual funds                                --        --        --       --
   Net change in unrealized appreciation (depreciation) of investments      1,442       124     1,510   (1,770)
                                                                         --------  --------  --------  -------
Increase (decrease) in net assets resulting from operations                 1,635       212     2,019     (526)
                                                                         --------  --------  --------  -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             5,125     6,737     2,068      993
   Net transfers from (to) other Divisions or fixed rate option            64,674    11,569    75,432   27,269
   Internal rollovers                                                          --        --        --       --
   Cost of insurance and other charges                                     (3,962)   (7,006)   (6,765)  (1,221)
   Administrative charges                                                    (257)     (375)     (343)     (56)
   Policy loans                                                                 1        --        --       --
   Death benefits                                                              --        --        --       --
   Withdrawals                                                                 --        --        --       --
                                                                         --------  --------  --------  -------
Increase (decrease) in net assets resulting from principal transactions    65,581    10,925    70,392   26,985
                                                                         --------  --------  --------  -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    67,216    11,137    72,411   26,459

NET ASSETS:
   Beginning of year                                                           --        --        --       --
                                                                         --------  --------  --------  -------
   End of year                                                           $ 67,216  $ 11,137  $ 72,411  $26,459
                                                                         ========  ========  ========  =======

                                   VL-R - 9

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         -----------------------------------------------------
                                                                                                       Anchor
                                                                                          Anchor    Series Trust
                                                                           American    Series Trust  Government    Dreyfus IP
                                                                           Funds IS      Capital    and Quality      MidCap
                                                                         International Appreciation     Bond         Stock
                                                                             Fund      Portfolio -  Portfolio -   Portfolio -
                                                                            Class 2      Class 3      Class 3    Initial Shares
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                             $   520      $  (157)     $   292     $     9,030
   Net realized gain (loss) on investments                                     (429)        (720)        (199)        400,857
   Capital gain distributions from mutual funds                                 832        7,343          101         855,923
   Net change in unrealized appreciation (depreciation) of investments       (4,633)      (5,552)        (177)     (1,388,606)
                                                                            -------      -------      -------     -----------
Increase (decrease) in net assets resulting from operations                  (3,710)         914           17        (122,796)
                                                                            -------      -------      -------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               9,833        5,514        4,032         240,553
   Net transfers from (to) other Divisions or fixed rate option               1,343        2,039          813        (154,394)
   Internal rollovers                                                            --           --           --              --
   Cost of insurance and other charges                                       41,938       35,189       17,899        (293,368)
   Administrative charges                                                      (492)        (276)        (202)        (11,451)
   Policy loans                                                                  --           --           --         (36,678)
   Death benefits                                                                --           --           --          (1,990)
   Withdrawals                                                                   --           --           --        (380,076)
                                                                            -------      -------      -------     -----------
Increase (decrease) in net assets resulting from principal transactions      52,622       42,466       22,542        (637,404)
                                                                            -------      -------      -------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      48,912       43,380       22,559        (760,200)

NET ASSETS:
   Beginning of year                                                          4,308       13,792        3,454       5,588,214
                                                                            -------      -------      -------     -----------
   End of year                                                              $53,220      $57,172      $26,013     $ 4,828,014
                                                                            =======      =======      =======     ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                             $    51      $    (7)     $    57     $    24,119
   Net realized gain (loss) on investments                                      (27)         (62)          (2)        487,831
   Capital gain distributions from mutual funds                                  --          569           --          26,700
   Net change in unrealized appreciation (depreciation) of investments         (143)        (430)          (7)         (1,035)
                                                                            -------      -------      -------     -----------
Increase (decrease) in net assets resulting from operations                    (119)          70           48         537,615
                                                                            -------      -------      -------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               2,931        2,693            7         259,538
   Net transfers from (to) other Divisions or fixed rate option               3,491       12,950        3,676         519,928
   Internal rollovers                                                            --           --           --              --
   Cost of insurance and other charges                                       (1,842)      (1,772)        (277)       (226,560)
   Administrative charges                                                      (153)        (149)          --         (12,181)
   Policy loans                                                                  --           --           --         (42,037)
   Death benefits                                                                --           --           --          (4,449)
   Withdrawals                                                                   --           --           --        (379,870)
                                                                            -------      -------      -------     -----------
Increase (decrease) in net assets resulting from principal transactions       4,427       13,722        3,406         114,369
                                                                            -------      -------      -------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       4,308       13,792        3,454         651,984

NET ASSETS:
   Beginning of year                                                             --           --           --       4,936,230
                                                                            -------      -------      -------     -----------
   End of year                                                              $ 4,308      $13,792      $ 3,454     $ 5,588,214
                                                                            =======      =======      =======     ===========

                                   VL-R - 10

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                                Divisions
                                                                         -------------------------------------------------------
                                                                          Dreyfus VIF                                Fidelity VIP
                                                                         International  Dreyfus VIF                     Asset
                                                                             Value     Opportunistic   Dreyfus VIF     Manager
                                                                          Portfolio -    Small Cap     Quality Bond  Portfolio -
                                                                            Initial     Portfolio -    Portfolio -     Service
                                                                            Shares     Initial Shares Initial Shares   Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                            $  2,628     $   (36,346)    $   85,677    $   37,678
   Net realized gain (loss) on investments                                      435         533,785         28,189        64,520
   Capital gain distributions from mutual funds                                  --         114,039             --       311,543
   Net change in unrealized appreciation (depreciation) of investments       (7,616)       (788,555)      (227,321)     (432,895)
                                                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets resulting from operations                  (4,553)       (177,077)      (113,455)      (19,154)
                                                                           --------     -----------     ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              20,988         501,706        362,884       350,934
   Net transfers from (to) other Divisions or fixed rate option               1,199         (96,098)       391,755          (486)
   Internal rollovers                                                            --              --             --            --
   Cost of insurance and other charges                                       (7,004)       (471,590)      (508,250)     (294,439)
   Administrative charges                                                    (1,007)        (21,550)       (16,887)      (15,916)
   Policy loans                                                                (150)       (141,645)       (34,331)       (6,949)
   Death benefits                                                                --         (26,238)        (7,587)       (6,715)
   Withdrawals                                                               (5,715)       (447,264)      (282,845)     (292,447)
                                                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets resulting from principal transactions       8,311        (702,679)       (95,261)     (266,018)
                                                                           --------     -----------     ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       3,758        (879,756)      (208,716)     (285,172)

NET ASSETS:
   Beginning of year                                                        139,628       7,676,329      5,594,333     4,533,991
                                                                           --------     -----------     ----------    ----------
   End of year                                                             $143,386     $ 6,796,573     $5,385,617    $4,248,819
                                                                           ========     ===========     ==========    ==========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $  1,800     $   (41,963)    $   96,495    $   33,655
   Net realized gain (loss) on investments                                    2,541       1,028,391         44,395       193,410
   Capital gain distributions from mutual funds                                  --              --             --       221,909
   Net change in unrealized appreciation (depreciation) of investments      (18,907)       (934,258)       111,787      (220,728)
                                                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets resulting from operations                 (14,566)         52,170        252,677       228,246
                                                                           --------     -----------     ----------    ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              21,721         545,998        394,481       366,756
   Net transfers from (to) other Divisions or fixed rate option               7,382        (783,599)       (35,878)         (182)
   Internal rollovers                                                            --              --             --            --
   Cost of insurance and other charges                                       (8,503)       (507,659)      (619,248)     (301,968)
   Administrative charges                                                    (1,086)        (23,485)       (18,178)      (16,840)
   Policy loans                                                                (772)        (46,080)       (11,621)      (10,633)
   Death benefits                                                                --         (36,771)       (14,220)      (30,775)
   Withdrawals                                                              (10,263)     (1,120,634)      (511,650)     (372,802)
                                                                           --------     -----------     ----------    ----------
Increase (decrease) in net assets resulting from principal transactions       8,479      (1,972,230)      (816,314)     (366,444)
                                                                           --------     -----------     ----------    ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (6,087)     (1,920,060)      (563,637)     (138,198)

NET ASSETS:
   Beginning of year                                                        145,715       9,596,389      6,157,970     4,672,189
                                                                           --------     -----------     ----------    ----------
   End of year                                                             $139,628     $ 7,676,329     $5,594,333    $4,533,991
                                                                           ========     ===========     ==========    ==========

                                   VL-R - 11

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                     Divisions
                                                             --------------------------------------------------------
                                                                                             Fidelity VIP Fidelity VIP
                                                                                               Freedom      Freedom
                                                              Fidelity VIP    Fidelity VIP       2020         2025
                                                               Contrafund     Equity-Income  Portfolio -  Portfolio -
                                                               Portfolio -     Portfolio -     Service      Service
                                                             Service Class 2 Service Class 2   Class 2      Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                $    91,509     $   406,145     $  4,069    $   7,069
   Net realized gain (loss) on investments                       1,664,415         358,912        7,891       15,619
   Capital gain distributions from mutual funds                  3,071,688       1,638,804        1,648        3,587
   Net change in unrealized appreciation (depreciation) of
     investments                                                (4,814,504)     (3,192,487)     (17,555)     (32,130)
                                                               -----------     -----------     --------    ---------
Increase (decrease) in net assets resulting from operations         13,108        (788,626)      (3,947)      (5,855)
                                                               -----------     -----------     --------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                  1,689,744       1,039,759       53,169       67,804
   Net transfers from (to) other Divisions or fixed rate
     option                                                       (312,013)       (330,459)       1,669       53,990
   Internal rollovers                                                   --              --           --           --
   Cost of insurance and other charges                          (1,417,648)       (782,018)     (24,402)     (90,387)
   Administrative charges                                          (80,120)        (50,333)      (2,658)      (3,488)
   Policy loans                                                   (250,534)        (73,234)       2,829      (13,957)
   Death benefits                                                 (451,773)        (15,401)          --           --
   Withdrawals                                                  (1,523,149)     (1,155,555)     (19,028)      (4,999)
                                                               -----------     -----------     --------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (2,345,493)     (1,367,241)      11,579        8,963
                                                               -----------     -----------     --------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                         (2,332,385)     (2,155,867)       7,632        3,108

NET ASSETS:
   Beginning of year                                            34,117,348      17,933,840      362,588      637,712
                                                               -----------     -----------     --------    ---------
   End of year                                                 $31,784,963     $15,777,973     $370,220    $ 640,820
                                                               ===========     ===========     ========    =========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                $    68,109     $   371,996     $  3,289    $   5,330
   Net realized gain (loss) on investments                       2,326,663         967,843       11,261       28,051
   Capital gain distributions from mutual funds                    679,246         252,791        6,427       13,839
   Net change in unrealized appreciation (depreciation) of
     investments                                                   293,249        (200,691)      (7,117)     (16,520)
                                                               -----------     -----------     --------    ---------
Increase (decrease) in net assets resulting from operations      3,367,267       1,391,939       13,860       30,700
                                                               -----------     -----------     --------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                  1,678,794       1,136,890       45,912       64,118
   Net transfers from (to) other Divisions or fixed rate
     option                                                      1,326,373          50,168       44,866         (864)
   Internal rollovers                                                2,116           2,116           --           --
   Cost of insurance and other charges                          (1,314,591)       (809,943)     (23,032)     (50,777)
   Administrative charges                                          (80,471)        (55,030)      (2,320)      (3,206)
   Policy loans                                                   (243,852)       (118,581)     (12,605)       7,631
   Death benefits                                                 (111,672)        (78,809)        (251)          --
   Withdrawals                                                  (2,321,589)     (1,570,867)     (52,477)    (132,790)
                                                               -----------     -----------     --------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                  (1,064,892)     (1,444,056)          93     (115,888)
                                                               -----------     -----------     --------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                          2,302,375         (52,117)      13,953      (85,188)

NET ASSETS:
   Beginning of year                                            31,814,973      17,985,957      348,635      722,900
                                                               -----------     -----------     --------    ---------
   End of year                                                 $34,117,348     $17,933,840     $362,588    $ 637,712
                                                               ===========     ===========     ========    =========

                                   VL-R - 12

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                          Divisions
                                                                  --------------------------------------------------------
                                                                                                               Fidelity VIP
                                                                  Fidelity VIP                                  Government
                                                                    Freedom                                       Money
                                                                      2030      Fidelity VIP    Fidelity VIP      Market
                                                                  Portfolio -      Growth          Mid Cap     Portfolio -
                                                                    Service      Portfolio -     Portfolio -     Service
                                                                    Class 2    Service Class 2 Service Class 2   Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                    $   25,038    $   (79,821)    $   (35,175)   $  (1,187)
   Net realized gain (loss) on investments                             39,105      1,348,904         104,922           --
   Capital gain distributions from mutual funds                        10,428        529,874       1,301,283           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (129,591)      (755,396)     (1,571,824)          --
                                                                   ----------    -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations           (55,020)     1,043,561        (200,794)      (1,187)
                                                                   ----------    -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                       134,355        877,370         627,194       51,818
   Net transfers from (to) other Divisions or fixed rate option     1,123,277       (402,283)       (193,318)       1,504
   Internal rollovers                                                      --             --              --       97,458
   Cost of insurance and other charges                                (51,045)      (719,592)       (382,736)     724,087
   Administrative charges                                              (6,743)       (40,933)        (30,759)      (2,591)
   Policy loans                                                         5,014        (72,684)        (50,122)          --
   Death benefits                                                          --       (238,343)        (32,326)          --
   Withdrawals                                                        (11,692)    (1,290,522)       (570,384)          --
                                                                   ----------    -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                      1,193,166     (1,886,987)       (632,451)     872,276
                                                                   ----------    -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             1,138,146       (843,426)       (833,245)     871,089

NET ASSETS:
   Beginning of year                                                1,009,535     16,916,744      10,828,585       23,368
                                                                   ----------    -----------     -----------    ---------
   End of year                                                     $2,147,681    $16,073,318     $ 9,995,340    $ 894,457
                                                                   ==========    ===========     ===========    =========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                    $    7,870    $   (89,328)    $   (63,118)   $    (170)
   Net realized gain (loss) on investments                             28,510      1,245,457         320,495           --
   Capital gain distributions from mutual funds                        19,532             --         252,734           --
   Net change in unrealized appreciation (depreciation) of
     investments                                                      (19,114)       496,218          43,235           --
                                                                   ----------    -----------     -----------    ---------
Increase (decrease) in net assets resulting from operations            36,798      1,652,347         553,346         (170)
                                                                   ----------    -----------     -----------    ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                       133,787        971,979         661,500      631,753
   Net transfers from (to) other Divisions or fixed rate option       (78,810)       (29,572)         83,788     (920,264)
   Internal rollovers                                                      --             --              --      476,873
   Cost of insurance and other charges                                (38,542)      (717,938)       (400,891)     (65,931)
   Administrative charges                                              (6,712)       (46,490)        (33,008)     (46,364)
   Policy loans                                                         5,122        (66,913)        (51,207)     (52,529)
   Death benefits                                                          --        (10,026)         (3,017)          --
   Withdrawals                                                        (21,211)    (1,006,704)       (665,440)          --
                                                                   ----------    -----------     -----------    ---------
Increase (decrease) in net assets resulting from principal
  transactions                                                         (6,366)      (905,664)       (408,275)      23,538
                                                                   ----------    -----------     -----------    ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                30,432        746,683         145,071       23,368

NET ASSETS:
   Beginning of year                                                  979,103     16,170,061      10,683,514           --
                                                                   ----------    -----------     -----------    ---------
   End of year                                                     $1,009,535    $16,916,744     $10,828,585    $  23,368
                                                                   ==========    ===========     ===========    =========

                                   VL-R - 13

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                              Divisions
                                                                         --------------------------------------------------
                                                                                        Franklin
                                                                                        Templeton
                                                                                        Franklin    Franklin      Franklin
                                                                            Franklin    Small-Mid   Templeton    Templeton
                                                                           Templeton       Cap    Franklin U.S.   Franklin
                                                                         Franklin Small  Growth    Government      Mutual
                                                                           Cap Value       VIP     Securities    Shares VIP
                                                                           VIP Fund -    Fund -    VIP Fund -      Fund -
                                                                            Class 2      Class 2     Class 2      Class 2
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $     3,243   $   (226)  $   66,736   $   170,431
   Net realized gain (loss) on investments                                    224,193       (233)     (36,091)      369,524
   Capital gain distributions from mutual funds                             1,103,665     10,950           --       458,392
   Net change in unrealized appreciation (depreciation) of investments     (1,934,635)   (11,827)     (32,735)   (1,356,082)
                                                                          -----------   --------   ----------   -----------
Increase (decrease) in net assets resulting from operations                  (603,534)    (1,336)      (2,090)     (357,735)
                                                                          -----------   --------   ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               357,527        600      168,267       455,846
   Net transfers from (to) other Divisions or fixed rate option              (291,560)    (1,979)     213,527      (462,484)
   Internal rollovers                                                              --         --           --            --
   Cost of insurance and other charges                                       (229,367)    (1,356)    (209,308)     (201,897)
   Administrative charges                                                     (18,043)        --       (8,287)      (22,062)
   Policy loans                                                               (21,913)       (34)     (24,322)       75,937
   Death benefits                                                             (26,225)        --      (15,446)           --
   Withdrawals                                                               (469,380)        --     (131,515)     (228,427)
                                                                          -----------   --------   ----------   -----------
Increase (decrease) in net assets resulting from principal transactions      (698,961)    (2,769)      (7,084)     (383,087)
                                                                          -----------   --------   ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (1,302,495)    (4,105)      (9,174)     (740,822)

NET ASSETS:
   Beginning of year                                                        8,238,202     44,664    3,005,162     7,010,955
                                                                          -----------   --------   ----------   -----------
   End of year                                                            $ 6,935,707   $ 40,559   $2,995,988   $ 6,270,133
                                                                          ===========   ========   ==========   ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $       529   $   (232)  $   65,046   $   103,903
   Net realized gain (loss) on investments                                    492,039      1,162      (54,497)      488,402
   Capital gain distributions from mutual funds                               623,424      9,043           --        37,475
   Net change in unrealized appreciation (depreciation) of investments     (1,129,367)    (6,837)      82,404      (178,979)
                                                                          -----------   --------   ----------   -----------
Increase (decrease) in net assets resulting from operations                   (13,375)     3,136       92,953       450,801
                                                                          -----------   --------   ----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               406,642        671      237,494       433,281
   Net transfers from (to) other Divisions or fixed rate option               185,715        (80)    (178,113)      (33,054)
   Internal rollovers                                                              --         --           --            --
   Cost of insurance and other charges                                       (269,280)    (1,629)    (186,190)     (263,953)
   Administrative charges                                                     (20,980)        --      (11,733)      (21,592)
   Policy loans                                                               (46,627)       (32)     (22,460)     (135,464)
   Death benefits                                                                  --     (2,077)     (14,427)      (38,635)
   Withdrawals                                                               (573,582)    (1,257)    (790,668)     (446,399)
                                                                          -----------   --------   ----------   -----------
Increase (decrease) in net assets resulting from principal transactions      (318,112)    (4,404)    (966,097)     (505,816)
                                                                          -----------   --------   ----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (331,487)    (1,268)    (873,144)      (55,015)

NET ASSETS:
   Beginning of year                                                        8,569,689     45,932    3,878,306     7,065,970
                                                                          -----------   --------   ----------   -----------
   End of year                                                            $ 8,238,202   $ 44,664   $3,005,162   $ 7,010,955
                                                                          ===========   ========   ==========   ===========

                                   VL-R - 14

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         ----------------------------------------------------
                                                                                           Goldman
                                                                            Franklin      Sachs VIT                  Invesco
                                                                           Templeton      Strategic   Invesco V.I. V.I. Global
                                                                           Templeton    Growth Fund - Core Equity  Real Estate
                                                                          Foreign VIP   Institutional    Fund -      Fund -
                                                                         Fund - Class 2    Shares       Series I    Series I
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $   152,138    $       715  $    54,364   $  8,318
   Net realized gain (loss) on investments                                     87,946         27,793      454,978      2,347
   Capital gain distributions from mutual funds                               188,241        205,638      852,089         --
   Net change in unrealized appreciation (depreciation) of investments       (798,052)      (133,101)  (1,883,312)   (16,201)
                                                                          -----------    -----------  -----------   --------
Increase (decrease) in net assets resulting from operations                  (369,727)       101,045     (521,881)    (5,536)
                                                                          -----------    -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               441,916             --      604,628     34,466
   Net transfers from (to) other Divisions or fixed rate option              (175,669)          (634)    (203,011)    11,203
   Internal rollovers                                                              --             --           --         --
   Cost of insurance and other charges                                       (385,206)       (77,131)    (460,985)    10,587
   Administrative charges                                                     (18,425)           (69)     (22,273)    (1,724)
   Policy loans                                                               (37,949)          (272)    (146,655)      (576)
   Death benefits                                                              (2,962)            --     (106,957)        --
   Withdrawals                                                               (188,520)        (1,822)    (489,202)    (2,723)
                                                                          -----------    -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions      (366,815)       (79,928)    (824,455)    51,233
                                                                          -----------    -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (736,542)        21,117   (1,346,336)    45,697

NET ASSETS:
   Beginning of year                                                        5,837,832      3,320,170    8,957,278    210,658
                                                                          -----------    -----------  -----------   --------
   End of year                                                            $ 5,101,290    $ 3,341,287  $ 7,610,942   $256,355
                                                                          ===========    ===========  ===========   ========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $    90,103    $    (5,248) $    32,879   $  2,141
   Net realized gain (loss) on investments                                    393,663      1,836,761      563,360      2,321
   Capital gain distributions from mutual funds                                    --        616,441       42,769         --
   Net change in unrealized appreciation (depreciation) of investments     (1,245,454)    (1,628,929)      42,458     13,041
                                                                          -----------    -----------  -----------   --------
Increase (decrease) in net assets resulting from operations                  (761,688)       819,025      681,466     17,503
                                                                          -----------    -----------  -----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               455,350             --      633,769     17,561
   Net transfers from (to) other Divisions or fixed rate option               129,243     (4,025,344)     (35,295)    71,766
   Internal rollovers                                                              --             --           --         --
   Cost of insurance and other charges                                       (339,286)      (406,473)    (583,012)    (4,747)
   Administrative charges                                                     (19,789)          (124)     (23,618)    (1,309)
   Policy loans                                                              (120,229)          (238)     (76,822)       133
   Death benefits                                                              (7,016)            --      (41,415)        --
   Withdrawals                                                               (637,372)        (2,887)    (752,155)    (7,243)
                                                                          -----------    -----------  -----------   --------
Increase (decrease) in net assets resulting from principal transactions      (539,099)    (4,435,066)    (878,548)    76,161
                                                                          -----------    -----------  -----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (1,300,787)    (3,616,041)    (197,082)    93,664

NET ASSETS:
   Beginning of year                                                        7,138,619      6,936,211    9,154,360    116,994
                                                                          -----------    -----------  -----------   --------
   End of year                                                            $ 5,837,832    $ 3,320,170  $ 8,957,278   $210,658
                                                                          ===========    ===========  ===========   ========

                                   VL-R - 15

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                         Invesco V.I.                            Invesco V.I.
                                                                          Government  Invesco V.I. Invesco V.I.    American
                                                                          Securities   High Yield  International  Franchise
                                                                            Fund -       Fund -    Growth Fund -    Fund -
                                                                           Series I     Series I     Series I      Series I
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                            $    635    $   92,468   $    75,693    $   (26)
   Net realized gain (loss) on investments                                     (517)       60,387       351,491        103
   Capital gain distributions from mutual funds                                  --            --            --         28
   Net change in unrealized appreciation (depreciation) of investments         (165)     (203,210)     (661,530)       122
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from operations                     (47)      (50,355)     (234,346)       227
                                                                           --------    ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               3,900        48,431       590,822         --
   Net transfers from (to) other Divisions or fixed rate option                  30       (22,400)       30,526        (12)
   Internal rollovers                                                            --            --            --         --
   Cost of insurance and other charges                                       (5,478)      (48,580)     (378,375)      (271)
   Administrative charges                                                        --        (2,215)      (26,791)        --
   Policy loans                                                                 (35)       (6,839)     (242,865)        --
   Death benefits                                                                --            --        (4,077)        --
   Withdrawals                                                                   --      (635,786)     (481,278)        --
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions      (1,583)     (667,389)     (512,038)      (283)
                                                                           --------    ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (1,630)     (717,744)     (746,384)       (56)

NET ASSETS:
   Beginning of year                                                         38,030     2,592,381     8,210,933      5,172
                                                                           --------    ----------   -----------    -------
   End of year                                                             $ 36,400    $1,874,637   $ 7,464,549    $ 5,116
                                                                           ========    ==========   ===========    =======
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $  1,063    $  104,496   $    87,026    $   (29)
   Net realized gain (loss) on investments                                   (2,392)       27,262       541,182        842
   Capital gain distributions from mutual funds                                  --            --            --         --
   Net change in unrealized appreciation (depreciation) of investments        3,127      (101,838)     (621,513)      (324)
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from operations                   1,798        29,920         6,695        489
                                                                           --------    ----------   -----------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               1,807       141,318       600,772         --
   Net transfers from (to) other Divisions or fixed rate option               1,564         5,258      (353,681)       (19)
   Internal rollovers                                                            --            --            --         --
   Cost of insurance and other charges                                      (12,591)      (47,674)     (431,868)      (422)
   Administrative charges                                                        --        (6,785)      (28,159)        --
   Policy loans                                                               5,674        (6,931)      (51,499)        --
   Death benefits                                                           (26,170)       (1,739)      (30,210)    (1,540)
   Withdrawals                                                               (5,697)      (90,222)     (923,263)        --
                                                                           --------    ----------   -----------    -------
Increase (decrease) in net assets resulting from principal transactions     (35,413)       (6,775)   (1,217,908)    (1,981)
                                                                           --------    ----------   -----------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (33,615)       23,145    (1,211,213)    (1,492)

NET ASSETS:
   Beginning of year                                                         71,645     2,569,236     9,422,146      6,664
                                                                           --------    ----------   -----------    -------
   End of year                                                             $ 38,030    $2,592,381   $ 8,210,933    $ 5,172
                                                                           ========    ==========   ===========    =======

                                   VL-R - 16

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                              Divisions
                                                                         ---------------------------------------------------
                                                                                       Janus Aspen Janus Aspen
                                                                         Invesco V.I.  Enterprise     Forty     Janus Aspen
                                                                          Growth and   Portfolio - Portfolio -    Overseas
                                                                         Income Fund -   Service     Service    Portfolio -
                                                                           Series I      Shares      Shares    Service Shares
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $   233,115  $     (207)  $  (1,866)  $    (2,527)
   Net realized gain (loss) on investments                                    373,965     256,651      18,853      (514,560)
   Capital gain distributions from mutual funds                             1,489,873     598,839      88,701       252,197
   Net change in unrealized appreciation (depreciation) of investments     (2,451,263)   (686,414)    (49,657)     (499,555)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from operations                  (354,310)    168,869      56,031      (764,445)
                                                                          -----------  ----------   ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               517,879     239,797      45,320       676,755
   Net transfers from (to) other Divisions or fixed rate option              (137,034)     55,803    (121,397)      105,222
   Internal rollovers                                                              --          --          --            --
   Cost of insurance and other charges                                       (328,872)   (160,842)    (10,096)     (539,234)
   Administrative charges                                                     (24,646)    (11,610)     (2,266)      (29,382)
   Policy loans                                                              (205,736)     (6,571)     (5,221)      (31,044)
   Death benefits                                                            (197,036)     (6,307)         --       (12,663)
   Withdrawals                                                               (363,130)   (298,652)     (9,446)     (343,843)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (738,575)   (188,382)   (103,106)     (174,189)
                                                                          -----------  ----------   ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (1,092,885)    (19,513)    (47,075)     (938,634)

NET ASSETS:
   Beginning of year                                                       10,490,134   5,329,079     492,985     8,434,733
                                                                          -----------  ----------   ---------   -----------
   End of year                                                            $ 9,397,249  $5,309,566   $ 445,910   $ 7,496,099
                                                                          ===========  ==========   =========   ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $   125,963  $  (25,128)  $  (1,571)  $   237,518
   Net realized gain (loss) on investments                                    612,454     306,204      17,922      (369,274)
   Capital gain distributions from mutual funds                             1,188,507     351,547     135,031       989,932
   Net change in unrealized appreciation (depreciation) of investments       (978,738)    (74,500)   (113,653)   (2,078,918)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from operations                   948,186     558,123      37,729    (1,220,742)
                                                                          -----------  ----------   ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               516,918     268,591      33,949       775,329
   Net transfers from (to) other Divisions or fixed rate option               151,270      21,006      24,323       (63,786)
   Internal rollovers                                                              --       1,587          --            --
   Cost of insurance and other charges                                       (428,255)   (176,970)    (10,324)     (502,271)
   Administrative charges                                                     (27,405)    (13,073)     (1,808)      (34,962)
   Policy loans                                                               (64,823)     (3,362)         --       (33,307)
   Death benefits                                                             (63,142)     (8,294)         --       (18,876)
   Withdrawals                                                               (494,765)   (399,712)     (7,590)     (505,708)
                                                                          -----------  ----------   ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (410,202)   (310,227)     38,550      (383,581)
                                                                          -----------  ----------   ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       537,984     247,896      76,279    (1,604,323)

NET ASSETS:
   Beginning of year                                                        9,952,150   5,081,183     416,706    10,039,056
                                                                          -----------  ----------   ---------   -----------
   End of year                                                            $10,490,134  $5,329,079   $ 492,985   $ 8,434,733
                                                                          ===========  ==========   =========   ===========

                                   VL-R - 17

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                                   JPMorgan
                                                                         Janus Aspen  JPMorgan     Insurance    JPMorgan
                                                                           Global     Insurance      Trust      Insurance
                                                                          Research   Trust Core  International  Trust Mid
                                                                         Portfolio -    Bond        Equity      Cap Value
                                                                           Service   Portfolio -  Portfolio -  Portfolio -
                                                                           Shares      Class 1      Class 1      Class 1
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $    1,936   $  4,219     $     --     $   3,648
   Net realized gain (loss) on investments                                  203,041         38           --        53,675
   Capital gain distributions from mutual funds                                  --         --           --        61,513
   Net change in unrealized appreciation (depreciation) of investments     (289,148)    (4,184)          --      (144,001)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from operations                 (84,171)        73           --       (25,165)
                                                                         ----------   --------     --------     ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             264,744     28,876           --            --
   Net transfers from (to) other Divisions or fixed rate option             (48,299)   (29,609)          --        (4,174)
   Internal rollovers                                                            --         --           --            --
   Cost of insurance and other charges                                     (208,288)   117,719           --       (20,931)
   Administrative charges                                                   (11,535)    (1,443)          --           (16)
   Policy loans                                                             (12,039)       383           --        (9,980)
   Death benefits                                                            (2,811)        --           --            --
   Withdrawals                                                             (236,248)    (4,081)          --       (27,038)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from principal transactions    (254,476)   111,845           --       (62,139)
                                                                         ----------   --------     --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (338,647)   111,918           --       (87,304)

NET ASSETS:
   Beginning of year                                                      3,195,683    166,280     $     --       834,494
                                                                         ----------   --------     --------     ---------
   End of year                                                           $2,857,036   $278,198     $     --     $ 747,190
                                                                         ==========   ========     ========     =========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   15,489   $  3,035     $    856     $   1,566
   Net realized gain (loss) on investments                                  159,568       (325)       7,606        77,808
   Capital gain distributions from mutual funds                                  --         --           --        42,500
   Net change in unrealized appreciation (depreciation) of investments       29,509      1,761      (10,664)      (13,519)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from operations                 204,566      4,471       (2,202)      108,355
                                                                         ----------   --------     --------     ---------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             273,010     22,615        9,058            --
   Net transfers from (to) other Divisions or fixed rate option             (84,268)    62,049      (62,600)       (6,261)
   Internal rollovers                                                            --         --           --            --
   Cost of insurance and other charges                                     (199,739)    (9,927)      (5,723)      (10,723)
   Administrative charges                                                   (12,170)    (1,164)        (445)          (16)
   Policy loans                                                             (25,663)      (491)         890        (3,341)
   Death benefits                                                              (213)        --           --       (13,614)
   Withdrawals                                                             (134,417)      (982)      (2,766)      (10,596)
                                                                         ----------   --------     --------     ---------
Increase (decrease) in net assets resulting from principal transactions    (183,460)    72,100      (61,586)      (44,551)
                                                                         ----------   --------     --------     ---------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      21,106     76,571      (63,788)       63,804

NET ASSETS:
   Beginning of year                                                      3,174,577     89,709       63,788       770,690
                                                                         ----------   --------     --------     ---------
   End of year                                                           $3,195,683   $166,280     $     --     $ 834,494
                                                                         ==========   ========     ========     =========

                                   VL-R - 18

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                           Divisions
                                                                  ----------------------------------------------------------
                                                                   JPMorgan
                                                                   Insurance
                                                                  Trust Small  MFS VIT II       MFS VIT          MFS VIT
                                                                   Cap Core    Core Equity    Core Equity         Growth
                                                                  Portfolio -  Portfolio -  Series - Initial Series - Initial
                                                                    Class 1   Initial Class      Class            Class
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                   $  (16,033)  $    8,894     $    35,623      $   (34,180)
   Net realized gain (loss) on investments                           226,105      (25,170)      1,027,718          521,581
   Capital gain distributions from mutual funds                      390,842      315,675         213,559          599,308
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (815,121)    (416,535)     (1,181,300)        (340,290)
                                                                  ----------   ----------     -----------      -----------
Increase (decrease) in net assets resulting from operations         (214,207)    (117,136)         95,600          746,419
                                                                  ----------   ----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      198,103      184,344          74,777          597,920
   Net transfers from (to) other Divisions or fixed rate option       (3,845)   4,263,110      (4,301,446)         (59,415)
   Internal rollovers                                                     --           --              --               --
   Cost of insurance and other charges                              (157,116)    (170,951)        (35,175)        (654,532)
   Administrative charges                                             (9,741)      (8,341)         (3,028)         (22,263)
   Policy loans                                                      (12,868)     (21,868)         (2,147)        (209,198)
   Death benefits                                                     (4,142)      (9,970)             --             (609)
   Withdrawals                                                      (285,247)    (244,757)        (55,830)        (513,968)
                                                                  ----------   ----------     -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                      (274,856)   3,991,567      (4,322,849)        (862,065)
                                                                  ----------   ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                             (489,063)   3,874,431      (4,227,249)        (115,646)

NET ASSETS:
   Beginning of year                                               3,980,905           --       4,227,249       10,962,846
                                                                  ----------   ----------     -----------      -----------
   End of year                                                    $3,491,842   $3,874,431     $        --      $10,847,200
                                                                  ==========   ==========     ===========      ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                   $  (16,512)  $       --     $    12,132      $   (40,423)
   Net realized gain (loss) on investments                           276,246           --         275,778          774,477
   Capital gain distributions from mutual funds                      288,354           --              --          707,005
   Net change in unrealized appreciation (depreciation) of
     investments                                                    (230,012)          --         119,825         (570,243)
                                                                  ----------   ----------     -----------      -----------
Increase (decrease) in net assets resulting from operations          318,076           --         407,735          870,816
                                                                  ----------   ----------     -----------      -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                      239,117           --         265,701          610,358
   Net transfers from (to) other Divisions or fixed rate option      275,983           --          82,472            1,262
   Internal rollovers                                                     --           --           1,058            1,058
   Cost of insurance and other charges                              (133,466)          --        (212,801)        (647,010)
   Administrative charges                                            (11,723)          --         (11,951)         (22,829)
   Policy loans                                                      (17,229)          --         (13,676)         (88,460)
   Death benefits                                                     (1,481)          --          (3,327)         (50,846)
   Withdrawals                                                      (251,589)          --        (182,818)        (778,335)
                                                                  ----------   ----------     -----------      -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        99,612           --         (75,342)        (974,802)
                                                                  ----------   ----------     -----------      -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              417,688           --         332,393         (103,986)

NET ASSETS:
   Beginning of year                                               3,563,217           --       3,894,856       11,066,832
                                                                  ----------   ----------     -----------      -----------
   End of year                                                    $3,980,905   $       --     $ 4,227,249      $10,962,846
                                                                  ==========   ==========     ===========      ===========

                                   VL-R - 19

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         -----------------------------------------------------
                                                                                                                    Neberger
                                                                            MFS VIT                                Berman AMT
                                                                              New         MFS VIT       MFS VIT      Mid-Cap
                                                                           Discovery     Research    Total Return    Growth
                                                                           Series -      Series -      Series -    Portfolio -
                                                                         Initial Class Initial Class Initial Class   Class I
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $   (25,436)  $    5,947     $   8,252   $   (29,853)
   Net realized gain (loss) on investments                                     (1,593)     165,277        10,526      (156,445)
   Capital gain distributions from mutual funds                               155,744      197,273        14,604       476,429
   Net change in unrealized appreciation (depreciation) of investments       (230,174)    (356,545)      (36,642)     (218,432)
                                                                          -----------   ----------     ---------   -----------
Increase (decrease) in net assets resulting from operations                  (101,459)      11,952        (3,260)       71,699
                                                                          -----------   ----------     ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               318,491      205,286         9,590       276,059
   Net transfers from (to) other Divisions or fixed rate option              (127,139)    (126,876)        1,903      (183,773)
   Internal rollovers                                                              --           --            --            --
   Cost of insurance and other charges                                       (209,576)     (85,179)      (28,954)     (184,268)
   Administrative charges                                                     (15,073)      (9,717)           --       (13,459)
   Policy loans                                                               (17,321)     (22,377)          186       (42,731)
   Death benefits                                                                (414)        (725)           --       (10,700)
   Withdrawals                                                               (253,831)    (158,223)      (16,216)     (246,641)
                                                                          -----------   ----------     ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (304,863)    (197,811)      (33,491)     (405,513)
                                                                          -----------   ----------     ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (406,322)    (185,859)      (36,751)     (333,814)

NET ASSETS:
   Beginning of year                                                        5,102,989    2,760,517       413,403     5,935,633
                                                                          -----------   ----------     ---------   -----------
   End of year                                                            $ 4,696,667   $2,574,658     $ 376,652   $ 5,601,819
                                                                          ===========   ==========     =========   ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $   (29,070)  $    8,324     $   5,692   $   (29,374)
   Net realized gain (loss) on investments                                    218,906      180,859        44,968       313,323
   Capital gain distributions from mutual funds                             1,122,397      200,832        11,206     2,368,141
   Net change in unrealized appreciation (depreciation) of investments     (1,785,436)    (144,112)      (27,947)   (2,258,516)
                                                                          -----------   ----------     ---------   -----------
Increase (decrease) in net assets resulting from operations                  (473,203)     245,903        33,919       393,574
                                                                          -----------   ----------     ---------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               298,531      186,308            62       333,629
   Net transfers from (to) other Divisions or fixed rate option              (111,155)      (4,385)          557       (79,815)
   Internal rollovers                                                              --           --            --            --
   Cost of insurance and other charges                                       (233,536)    (156,707)      (35,123)     (224,415)
   Administrative charges                                                     (15,131)      (9,569)           --       (16,146)
   Policy loans                                                               (11,419)     (12,804)          157       (37,349)
   Death benefits                                                              (6,425)      (1,949)           --            --
   Withdrawals                                                               (416,443)    (178,422)      (70,257)     (229,817)
                                                                          -----------   ----------     ---------   -----------
Increase (decrease) in net assets resulting from principal transactions      (495,578)    (177,528)     (104,604)     (253,913)
                                                                          -----------   ----------     ---------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (968,781)      68,375       (70,685)      139,661

NET ASSETS:
   Beginning of year                                                        6,071,770    2,692,142       484,088     5,795,972
                                                                          -----------   ----------     ---------   -----------
   End of year                                                            $ 5,102,989   $2,760,517     $ 413,403   $ 5,935,633
                                                                          ===========   ==========     =========   ===========

                                   VL-R - 20

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         -----------------------------------------------------
                                                                                          Neuberger                 Oppenheimer
                                                                                           Berman     Oppenheimer     Global
                                                                            Neubeger         AMT      Conservative   Strategic
                                                                           Berman AMT     Socially      Balanced      Income
                                                                         Large Cap Value Responsive    Fund/V A -     Fund/VA
                                                                           Portfolio -   Portfolio -      Non-         (Non-
                                                                             Class 1       Class I   Service Shares  Service)
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                              $    83       $   (27)    $   22,453     $   304
   Net realized gain (loss) on investments                                     1,167           370         51,180        (373)
   Capital gain distributions from mutual funds                                2,508         8,111             --          --
   Net change in unrealized appreciation (depreciation) of investments        (7,928)       (9,438)       (69,734)         25
                                                                             -------       -------     ----------     -------
Increase (decrease) in net assets resulting from operations                   (4,170)         (984)         3,899         (44)
                                                                             -------       -------     ----------     -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                                  600         7,965        133,725       2,640
   Net transfers from (to) other Divisions or fixed rate option                  142             1        (33,552)     (4,869)
   Internal rollovers                                                             --            --             --          --
   Cost of insurance and other charges                                        (3,649)         (514)       (66,674)     (1,464)
   Administrative charges                                                         --          (398)        (6,761)         --
   Policy loans                                                                  250            --         (6,041)        432
   Death benefits                                                                 --            --           (300)         --
   Withdrawals                                                                    --            --        (27,829)         --
                                                                             -------       -------     ----------     -------
Increase (decrease) in net assets resulting from principal transactions       (2,657)        7,054         (7,432)     (3,261)
                                                                             -------       -------     ----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       (6,827)        6,070         (3,533)     (3,305)

NET ASSETS:
   Beginning of year                                                          35,318        84,617      1,313,231       4,497
                                                                             -------       -------     ----------     -------
   End of year                                                               $28,491       $90,687     $1,309,698     $ 1,192
                                                                             =======       =======     ==========     =======
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                              $    82       $  (169)    $   23,170     $   116
   Net realized gain (loss) on investments                                     1,645         1,203        138,859         (91)
   Capital gain distributions from mutual funds                                   --            --             --          --
   Net change in unrealized appreciation (depreciation) of investments         1,399         6,057        (54,537)         47
                                                                             -------       -------     ----------     -------
Increase (decrease) in net assets resulting from operations                    3,126         7,091        107,492          72
                                                                             -------       -------     ----------     -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                                  600         8,084        135,193       3,987
   Net transfers from (to) other Divisions or fixed rate option                 (104)          156         (8,154)        (28)
   Internal rollovers                                                             --            --             --          --
   Cost of insurance and other charges                                        (3,417)         (510)       (73,022)     (1,597)
   Administrative charges                                                         --          (662)        (6,941)         --
   Policy loans                                                                 (141)           --        (10,241)        193
   Death benefits                                                                 --            --        (11,283)     (2,983)
   Withdrawals                                                                    --        (3,875)      (360,644)       (218)
                                                                             -------       -------     ----------     -------
Increase (decrease) in net assets resulting from principal transactions       (3,062)        3,193       (335,092)       (646)
                                                                             -------       -------     ----------     -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                           64        10,284       (227,600)       (574)

NET ASSETS:
   Beginning of year                                                          35,254        74,333      1,540,831       5,071
                                                                             -------       -------     ----------     -------
   End of year                                                               $35,318       $84,617     $1,313,231     $ 4,497
                                                                             =======       =======     ==========     =======

                                   VL-R - 21

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                             Divisions
                                                                  --------------------------------------------------------------
                                                                                                      PIMCO VIT
                                                                  Oppenheimer       PIMCO VIT        Global Bond     PIMCO VIT
                                                                  Global Fund/ CommodityRealReturn    Portfolio     Real Return
                                                                   VA - Non-   Strategy Portfolio -  (Unhedged) -   Portfolio -
                                                                    Service       Administrative    Administrative Administrative
                                                                     Shares           Class             Class          Class
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                    $   55,476       $   34,699         $  1,591     $   368,630
   Net realized gain (loss) on investments                            429,787         (405,493)          (2,378)       (213,199)
   Capital gain distributions from mutual funds                       472,308               --               --              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (701,868)         540,648           (4,111)       (476,304)
                                                                   ----------       ----------         --------     -----------
Increase (decrease) in net assets resulting from operations           255,703          169,854           (4,898)       (320,873)
                                                                   ----------       ----------         --------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                       509,249          123,258           24,389         748,247
   Net transfers from (to) other Divisions or fixed rate option        85,662         (400,226)          (9,025)        (47,150)
   Internal rollovers                                                      --               --               --              --
   Cost of insurance and other charges                               (241,581)         (72,891)          (2,898)       (805,796)
   Administrative charges                                             (25,568)          (6,168)          (1,177)        (33,408)
   Policy loans                                                      (123,820)          27,363              748         (42,476)
   Death benefits                                                      (8,411)            (196)              --         (54,022)
   Withdrawals                                                       (553,212)         (32,492)          (4,453)     (1,053,576)
                                                                   ----------       ----------         --------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                       (357,681)        (361,352)           7,584      (1,288,181)
                                                                   ----------       ----------         --------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                              (101,978)        (191,498)           2,686      (1,609,054)

NET ASSETS:
   Beginning of year                                                7,020,158          939,699          109,767      11,432,689
                                                                   ----------       ----------         --------     -----------
   End of year                                                     $6,918,180       $  748,201         $112,453     $ 9,823,635
                                                                   ==========       ==========         ========     ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                    $   37,251       $   (2,952)        $  1,395     $   107,468
   Net realized gain (loss) on investments                            539,643          (88,193)            (861)       (158,616)
   Capital gain distributions from mutual funds                       320,688               --            2,475              --
   Net change in unrealized appreciation (depreciation) of
     investments                                                     (786,198)        (129,646)          (2,759)        379,234
                                                                   ----------       ----------         --------     -----------
Increase (decrease) in net assets resulting from operations           111,384         (220,791)             250         328,086
                                                                   ----------       ----------         --------     -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                       536,253          124,082            9,499         767,047
   Net transfers from (to) other Divisions or fixed rate option       200,970          (72,978)          55,179         (82,627)
   Internal rollovers                                                      --               --               --              --
   Cost of insurance and other charges                               (263,795)         (69,225)          (8,117)       (785,436)
   Administrative charges                                             (27,009)          (6,237)            (903)        (34,825)
   Policy loans                                                       (64,283)          (5,582)          (4,553)        (23,446)
   Death benefits                                                        (659)              --               --         (79,589)
   Withdrawals                                                       (451,944)         (71,365)            (120)       (789,373)
                                                                   ----------       ----------         --------     -----------
Increase (decrease) in net assets resulting from principal
  transactions                                                        (70,467)        (101,305)          50,985      (1,028,249)
                                                                   ----------       ----------         --------     -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                40,917         (322,096)          51,235        (700,163)

NET ASSETS:
   Beginning of year                                                6,979,241        1,261,795           58,532      12,132,852
                                                                   ----------       ----------         --------     -----------
   End of year                                                     $7,020,158       $  939,699         $109,767     $11,432,689
                                                                   ==========       ==========         ========     ===========

                                   VL-R - 22

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         -----------------------------------------------------
                                                                                                                      Pioneer
                                                                           PIMCO VIT      PIMCO VIT                 Select Mid
                                                                           Short-Term    Total Return  Pioneer Fund Cap Growth
                                                                          Portfolio -    Portfolio -       VCT          VCT
                                                                         Administrative Administrative Portfolio -  Portfolio -
                                                                             Class          Class        Class I      Class I
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                            $   18,892    $   646,442    $    9,976  $  (13,642)
   Net realized gain (loss) on investments                                     14,833        (56,415)       19,825     114,503
   Capital gain distributions from mutual funds                                 2,151        152,420       419,653     317,597
   Net change in unrealized appreciation (depreciation) of investments         (4,818)      (747,489)     (456,698)   (372,652)
                                                                           ----------    -----------    ----------  ----------
Increase (decrease) in net assets resulting from operations                    31,058         (5,042)       (7,244)     45,806
                                                                           ----------    -----------    ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               315,718        963,395        79,232     134,147
   Net transfers from (to) other Divisions or fixed rate option              (201,125)        86,569       (45,018)   (111,010)
   Internal rollovers                                                              --             --            --          --
   Cost of insurance and other charges                                       (255,398)      (854,515)      (80,522)   (173,423)
   Administrative charges                                                     (15,501)       (46,209)       (2,748)     (5,120)
   Policy loans                                                                (8,549)       (79,739)       (2,473)    (62,652)
   Death benefits                                                              (2,968)      (284,690)       (1,112)         --
   Withdrawals                                                               (256,437)      (986,255)      (57,074)   (184,357)
                                                                           ----------    -----------    ----------  ----------
Increase (decrease) in net assets resulting from principal transactions      (424,260)    (1,201,444)     (109,715)   (402,415)
                                                                           ----------    -----------    ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (393,202)    (1,206,486)     (116,959)   (356,609)

NET ASSETS:
   Beginning of year                                                        4,444,798     15,298,326     1,675,091   3,016,671
                                                                           ----------    -----------    ----------  ----------
   End of year                                                             $4,051,596    $14,091,840    $1,558,132  $2,660,062
                                                                           ==========    ===========    ==========  ==========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $    6,491    $   257,587    $   12,129  $  (14,057)
   Net realized gain (loss) on investments                                     10,826        (33,363)       47,324     115,276
   Capital gain distributions from mutual funds                                 4,510             --       118,892     602,747
   Net change in unrealized appreciation (depreciation) of investments        (14,185)       357,145        (9,034)   (446,329)
                                                                           ----------    -----------    ----------  ----------
Increase (decrease) in net assets resulting from operations                     7,642        581,369       169,311     257,637
                                                                           ----------    -----------    ----------  ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               338,963      1,011,757        79,252     155,392
   Net transfers from (to) other Divisions or fixed rate option               (60,038)       118,166       (10,397)    (45,254)
   Internal rollovers                                                              --             --            --          --
   Cost of insurance and other charges                                       (273,351)      (956,192)      (81,766)   (158,135)
   Administrative charges                                                     (16,768)       (50,728)       (2,635)     (5,747)
   Policy loans                                                               (26,699)       (58,639)       (9,778)    (10,806)
   Death benefits                                                             (47,839)      (107,572)      (10,465)    (32,022)
   Withdrawals                                                               (281,952)    (1,359,300)     (129,883)   (182,225)
                                                                           ----------    -----------    ----------  ----------
Increase (decrease) in net assets resulting from principal transactions      (367,684)    (1,402,508)     (165,672)   (278,797)
                                                                           ----------    -----------    ----------  ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                      (360,042)      (821,139)        3,639     (21,160)

NET ASSETS:
   Beginning of year                                                        4,804,840     16,119,465     1,671,452   3,037,831
                                                                           ----------    -----------    ----------  ----------
   End of year                                                             $4,444,798    $15,298,326    $1,675,091  $3,016,671
                                                                           ==========    ===========    ==========  ==========

                                   VL-R - 23

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                              Divisions
                                                                         --------------------------------------------------
                                                                         Pioneer Mid  Putnam VT
                                                                          Cap Value  Diversified   Putnam VT     Putnam VT
                                                                             VCT       Income     Growth and   International
                                                                         Portfolio -   Fund -    Income Fund - Value Fund -
                                                                           Class I    Class IB     Class IB      Class IB
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $    1,727  $  569,296   $   171,518   $   34,856
   Net realized gain (loss) on investments                                   23,688    (123,087)      630,252      127,778
   Capital gain distributions from mutual funds                             129,485          --            --           --
   Net change in unrealized appreciation (depreciation) of investments     (234,758)   (621,669)   (1,792,507)    (263,961)
                                                                         ----------  ----------   -----------   ----------
Increase (decrease) in net assets resulting from operations                 (79,858)   (175,460)     (990,737)    (101,327)
                                                                         ----------  ----------   -----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              89,543     183,416       644,581      450,161
   Net transfers from (to) other Divisions or fixed rate option            (193,866)     15,933       (21,603)     (36,257)
   Internal rollovers                                                            --          --            --           --
   Cost of insurance and other charges                                      (34,618)   (343,373)     (705,000)    (314,836)
   Administrative charges                                                    (4,514)     (8,705)      (28,430)     (20,953)
   Policy loans                                                                 138     (68,335)      (20,708)     (17,164)
   Death benefits                                                                --         (89)      (13,953)      (2,475)
   Withdrawals                                                              (37,309)   (137,644)     (539,678)    (347,454)
                                                                         ----------  ----------   -----------   ----------
Increase (decrease) in net assets resulting from principal transactions    (180,626)   (358,797)     (684,791)    (288,978)
                                                                         ----------  ----------   -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (260,484)   (534,257)   (1,675,528)    (390,305)

NET ASSETS:
   Beginning of year                                                      1,295,160   6,577,843    12,972,211    4,609,199
                                                                         ----------  ----------   -----------   ----------
   End of year                                                           $1,034,676  $6,043,586   $11,296,683   $4,218,894
                                                                         ==========  ==========   ===========   ==========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $    2,772  $  515,476   $   109,401   $   38,676
   Net realized gain (loss) on investments                                   56,715      (3,540)      650,771      156,417
   Capital gain distributions from mutual funds                             158,698          --            --           --
   Net change in unrealized appreciation (depreciation) of investments      (66,354)   (510,765)      476,968     (707,182)
                                                                         ----------  ----------   -----------   ----------
Increase (decrease) in net assets resulting from operations                 151,831       1,171     1,237,140     (512,089)
                                                                         ----------  ----------   -----------   ----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              74,321     203,992       691,605      489,587
   Net transfers from (to) other Divisions or fixed rate option              85,791     222,233       (64,250)      11,934
   Internal rollovers                                                            --          --         2,646           --
   Cost of insurance and other charges                                      (31,477)   (305,567)     (682,775)    (293,886)
   Administrative charges                                                    (3,755)    (10,893)      (31,763)     (23,120)
   Policy loans                                                              (8,547)    (28,623)      (42,905)     (33,803)
   Death benefits                                                                --      (6,516)      (23,628)     (10,941)
   Withdrawals                                                             (118,661)   (385,600)     (546,074)    (225,284)
                                                                         ----------  ----------   -----------   ----------
Increase (decrease) in net assets resulting from principal transactions      (2,328)   (310,974)     (697,144)     (85,513)
                                                                         ----------  ----------   -----------   ----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     149,503    (309,803)      539,996     (597,602)

NET ASSETS:
   Beginning of year                                                      1,145,657   6,887,646    12,432,215    5,206,801
                                                                         ----------  ----------   -----------   ----------
   End of year                                                           $1,295,160  $6,577,843   $12,972,211   $4,609,199
                                                                         ==========  ==========   ===========   ==========

                                   VL-R - 24

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                         Divisions
                                                                         ----------------------------------------
                                                                          Putnam                         Seasons
                                                                         VT Multi- Putnam VT             ST Mid
                                                                            Cap    Small Cap Putnam VT     Cap
                                                                          Growth     Value    Voyager     Value
                                                                          Fund -    Fund -    Fund -   Portfolio -
                                                                         Class IB  Class IB  Class IB    Class 3
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $     (2) $    873  $  1,194    $    17
   Net realized gain (loss) on investments                                  1,225     1,514     3,675        (50)
   Capital gain distributions from mutual funds                               511    25,171    29,813      1,580
   Net change in unrealized appreciation (depreciation) of investments     (2,127)  (38,120)  (47,480)    (1,938)
                                                                         --------  --------  --------    -------
Increase (decrease) in net assets resulting from operations                  (393)  (10,562)  (12,798)      (391)
                                                                         --------  --------  --------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               600     9,270     2,787        832
   Net transfers from (to) other Divisions or fixed rate option            (2,152)   (1,798)    5,836        144
   Internal rollovers                                                          --        --        --         --
   Cost of insurance and other charges                                     (1,175)   (7,665)   (7,423)     9,050
   Administrative charges                                                      --      (359)       --        (42)
   Policy loans                                                               (34)       19       (67)        --
   Death benefits                                                              --        --        --         --
   Withdrawals                                                                 --    (2,708)   (9,297)        --
                                                                         --------  --------  --------    -------
Increase (decrease) in net assets resulting from principal transactions    (2,761)   (3,241)   (8,164)     9,984
                                                                         --------  --------  --------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (3,154)  (13,803)  (20,962)     9,593

NET ASSETS:
   Beginning of year                                                       43,591   227,886   201,633         --
                                                                         --------  --------  --------    -------
   End of year                                                           $ 40,437  $214,083  $180,671    $ 9,593
                                                                         ========  ========  ========    =======
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $    (85) $     75  $    494    $    --
   Net realized gain (loss) on investments                                  4,604    10,760    11,559         --
   Capital gain distributions from mutual funds                                --    59,694     3,961         --
   Net change in unrealized appreciation (depreciation) of investments      1,211   (64,923)    2,060         --
                                                                         --------  --------  --------    -------
Increase (decrease) in net assets resulting from operations                 5,730     5,606    18,074         --
                                                                         --------  --------  --------    -------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               600     7,550       787         --
   Net transfers from (to) other Divisions or fixed rate option              (461)  (17,965)     (940)        --
   Internal rollovers                                                          --        --        --         --
   Cost of insurance and other charges                                     (1,553)  (10,165)   (7,642)        --
   Administrative charges                                                      --      (338)       --         --
   Policy loans                                                              (106)   (2,602)   (1,771)        --
   Death benefits                                                          (1,976)   (2,240)   (1,719)        --
   Withdrawals                                                             (7,952)  (28,015)  (12,951)        --
                                                                         --------  --------  --------    -------
Increase (decrease) in net assets resulting from principal transactions   (11,448)  (53,775)  (24,236)        --
                                                                         --------  --------  --------    -------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (5,718)  (48,169)   (6,162)        --

NET ASSETS:
   Beginning of year                                                       49,309   276,055   207,795         --
                                                                         --------  --------  --------    -------
   End of year                                                           $ 43,591  $227,886  $201,633    $    --
                                                                         ========  ========  ========    =======

                                   VL-R - 25

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                           Divisions
                                                                         ---------------------------------------------
                                                                         SunAmerica                            VALIC
                                                                         Aggressive  SunAmerica  UIF Growth  Company I
                                                                           Growth     Balanced   Portfolio -  Dynamic
                                                                         Portfolio - Portfolio -   Class I   Allocation
                                                                           Class 1     Class 1     Shares       Fund
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $   (7,641) $   27,768  $  (15,121)  $   (890)
   Net realized gain (loss) on investments                                   86,868      69,920     113,310     (2,038)
   Capital gain distributions from mutual funds                                  --     163,563     427,366         --
   Net change in unrealized appreciation (depreciation) of investments     (104,850)   (276,870)   (180,092)   (10,102)
                                                                         ----------  ----------  ----------   --------
Increase (decrease) in net assets resulting from operations                 (25,623)    (15,619)    345,463    (13,030)
                                                                         ----------  ----------  ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              93,974     134,288     189,667     14,041
   Net transfers from (to) other Divisions or fixed rate option              64,483     194,765      (5,375)     4,245
   Internal rollovers                                                            --          --          --         --
   Cost of insurance and other charges                                      (59,412)    (57,027)   (187,739)   403,027
   Administrative charges                                                    (4,674)     (6,439)     (6,010)      (702)
   Policy loans                                                             (16,874)    (66,454)    (32,356)        --
   Death benefits                                                                --        (471)     (7,591)        --
   Withdrawals                                                              (72,161)    (71,187)   (165,789)        --
                                                                         ----------  ----------  ----------   --------
Increase (decrease) in net assets resulting from principal transactions       5,336     127,475    (215,193)   420,611
                                                                         ----------  ----------  ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     (20,287)    111,856     130,270    407,581

NET ASSETS:
   Beginning of year                                                      1,296,355   2,073,068   3,024,443     18,755
                                                                         ----------  ----------  ----------   --------
   End of year                                                           $1,276,068  $2,184,924  $3,154,713   $426,336
                                                                         ==========  ==========  ==========   ========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   (7,734) $   18,086  $  (15,287)  $    217
   Net realized gain (loss) on investments                                  165,523     234,549     219,663        (16)
   Capital gain distributions from mutual funds                                  --          --     221,673        299
   Net change in unrealized appreciation (depreciation) of investments     (161,769)    (28,182)   (247,226)      (299)
                                                                         ----------  ----------  ----------   --------
Increase (decrease) in net assets resulting from operations                  (3,980)    224,453     178,823        201
                                                                         ----------  ----------  ----------   --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             137,687     137,576     192,315      3,024
   Net transfers from (to) other Divisions or fixed rate option              (2,576)     45,407     (71,281)    19,599
   Internal rollovers                                                            --          --          --         --
   Cost of insurance and other charges                                      (57,992)    (99,417)   (182,162)    (3,914)
   Administrative charges                                                    (6,858)     (6,675)     (6,093)      (155)
   Policy loans                                                              (2,121)    (14,114)    (28,652)        --
   Death benefits                                                            (1,513)    (35,534)    (34,315)        --
   Withdrawals                                                             (304,639)   (484,817)   (213,493)        --
                                                                         ----------  ----------  ----------   --------
Increase (decrease) in net assets resulting from principal transactions    (238,012)   (457,574)   (343,681)    18,554
                                                                         ----------  ----------  ----------   --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (241,992)   (233,121)   (164,858)    18,755

NET ASSETS:
   Beginning of year                                                      1,538,347   2,306,189   3,189,301         --
                                                                         ----------  ----------  ----------   --------
   End of year                                                           $1,296,355  $2,073,068  $3,024,443   $ 18,755
                                                                         ==========  ==========  ==========   ========

                                   VL-R - 26

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                         Divisions
                                                                         ----------------------------------------
                                                                           VALIC     VALIC
                                                                         Company I Company I   VALIC      VALIC
                                                                         Emerging   Foreign  Company II Company II
                                                                         Economies   Value    Mid Cap   Strategic
                                                                           Fund      Fund      Value    Bond Fund
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $    98   $    (8)  $   (40)   $  2,309
   Net realized gain (loss) on investments                                   (206)   (1,024)     (116)       (962)
   Capital gain distributions from mutual funds                                --        --       766         649
   Net change in unrealized appreciation (depreciation) of investments     (1,473)   (1,020)   (1,234)     (4,218)
                                                                          -------   -------   -------    --------
Increase (decrease) in net assets resulting from operations                (1,581)   (2,052)     (624)     (2,222)
                                                                          -------   -------   -------    --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             3,257     2,386     2,700      12,562
   Net transfers from (to) other Divisions or fixed rate option             1,067     1,372     5,297       5,364
   Internal rollovers                                                          --        --        --          --
   Cost of insurance and other charges                                        994    22,468     6,122      35,324
   Administrative charges                                                    (163)     (119)     (132)       (628)
   Policy loans                                                                --        --        --         589
   Death benefits                                                              --        --        --          --
   Withdrawals                                                                 --        --        --          --
                                                                          -------   -------   -------    --------
Increase (decrease) in net assets resulting from principal transactions     5,155    26,107    13,987      53,211
                                                                          -------   -------   -------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     3,574    24,055    13,363      50,989

NET ASSETS:
   Beginning of year                                                        6,209     1,369     2,227      50,223
                                                                          -------   -------   -------    --------
   End of year                                                            $ 9,783   $25,424   $15,590    $101,212
                                                                          =======   =======   =======    ========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $    --   $    (3)  $    (3)   $    (23)
   Net realized gain (loss) on investments                                     (5)       (4)       (6)        (11)
   Capital gain distributions from mutual funds                                --        --        --          --
   Net change in unrealized appreciation (depreciation) of investments         58      (153)       18        (265)
                                                                          -------   -------   -------    --------
Increase (decrease) in net assets resulting from operations                    53      (160)        9        (299)
                                                                          -------   -------   -------    --------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               682     1,179     1,359        (716)
   Net transfers from (to) other Divisions or fixed rate option             6,152       920     2,282      52,796
   Internal rollovers                                                          --        --        --          --
   Cost of insurance and other charges                                       (643)     (504)   (1,352)     (1,491)
   Administrative charges                                                     (35)      (66)      (71)        (68)
   Policy loans                                                                --        --        --           1
   Death benefits                                                              --        --        --          --
   Withdrawals                                                                 --        --        --          --
                                                                          -------   -------   -------    --------
Increase (decrease) in net assets resulting from principal transactions     6,156     1,529     2,218      50,522
                                                                          -------   -------   -------    --------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     6,209     1,369     2,227      50,223

NET ASSETS:
   Beginning of year                                                           --        --        --          --
                                                                          -------   -------   -------    --------
   End of year                                                            $ 6,209   $ 1,369   $ 2,227    $ 50,223
                                                                          =======   =======   =======    ========

                                   VL-R - 27

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                               Divisions
                                                                         ----------------------------------------------------
                                                                            VALIC        VALIC
                                                                         Company II    Company I       VALIC         VALIC
                                                                          Socially   International   Company I     Company I
                                                                         Responsible   Equities    Mid Cap Index     Money
                                                                            Fund      Index Fund       Fund      Market I Fund
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                            $    50    $   78,453    $    77,626   $   (59,627)
   Net realized gain (loss) on investments                                      71        70,326        677,701            --
   Capital gain distributions from mutual funds                                 --            --        827,282            --
   Net change in unrealized appreciation (depreciation) of investments        (249)     (190,795)    (1,981,087)           --
                                                                           -------    ----------    -----------   -----------
Increase (decrease) in net assets resulting from operations                   (128)      (42,016)      (398,478)      (59,627)
                                                                           -------    ----------    -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              5,546       184,235        667,210     1,481,424
   Net transfers from (to) other Divisions or fixed rate option             (2,821)      315,827       (586,346)    1,803,403
   Internal rollovers                                                           --            --             --            --
   Cost of insurance and other charges                                      (1,478)     (119,953)      (615,233)   (1,227,151)
   Administrative charges                                                     (277)       (8,850)       (29,577)      (56,722)
   Policy loans                                                                 --      (123,350)      (115,763)      (45,217)
   Death benefits                                                               --      (127,842)       (16,653)      (92,829)
   Withdrawals                                                                  --       (63,062)      (736,261)   (1,676,736)
                                                                           -------    ----------    -----------   -----------
Increase (decrease) in net assets resulting from principal transactions        970        57,005     (1,432,623)      186,172
                                                                           -------    ----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                        842        14,989     (1,831,101)      126,545

NET ASSETS:
   Beginning of year                                                        14,158     2,483,499     15,463,977    11,413,517
                                                                           -------    ----------    -----------   -----------
   End of year                                                             $15,000    $2,498,488    $13,632,876   $11,540,062
                                                                           =======    ==========    ===========   ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                            $    --    $   49,495    $    92,168   $   (64,415)
   Net realized gain (loss) on investments                                       5        68,313        814,656            --
   Capital gain distributions from mutual funds                                 --            --        643,322            --
   Net change in unrealized appreciation (depreciation) of investments          33      (272,899)      (229,106)           --
                                                                           -------    ----------    -----------   -----------
Increase (decrease) in net assets resulting from operations                     38      (155,091)     1,321,040       (64,415)
                                                                           -------    ----------    -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                              1,299       182,022        754,966     2,230,360
   Net transfers from (to) other Divisions or fixed rate option             13,898       122,635        (81,987)     (131,077)
   Internal rollovers                                                           --            --             --            --
   Cost of insurance and other charges                                      (1,007)     (113,271)      (668,773)   (1,528,895)
   Administrative charges                                                      (70)       (8,657)       (33,448)      (85,505)
   Policy loans                                                                 --         5,872        (89,085)      (73,257)
   Death benefits                                                               --       (36,862)       (71,314)      (51,213)
   Withdrawals                                                                  --      (134,661)    (1,257,194)   (1,981,680)
                                                                           -------    ----------    -----------   -----------
Increase (decrease) in net assets resulting from principal transactions     14,120        17,078     (1,446,835)   (1,621,267)
                                                                           -------    ----------    -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     14,158      (138,013)      (125,795)   (1,685,682)

NET ASSETS:
   Beginning of year                                                            --     2,621,512     15,589,772    13,099,199
                                                                           -------    ----------    -----------   -----------
   End of year                                                             $14,158    $2,483,499    $15,463,977   $11,413,517
                                                                           =======    ==========    ===========   ===========

                                   VL-R - 28

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                             Divisions
                                                                         ------------------------------------------------
                                                                                       VALIC
                                                                           VALIC     Company I      VALIC        VALIC
                                                                         Company I   Science &    Company I    Company I
                                                                         Nasdaq-100  Technology   Small Cap   Stock Index
                                                                         Index Fund     Fund      Index Fund     Fund
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                          $   21,790  $  (11,389) $    35,655  $   242,788
   Net realized gain (loss) on investments                                  419,419     102,022      554,269    1,264,423
   Capital gain distributions from mutual funds                              62,890     214,134      375,000      773,902
   Net change in unrealized appreciation (depreciation) of investments        5,773    (155,025)  (1,292,276)  (2,150,327)
                                                                         ----------  ----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                 509,872     149,742     (327,352)     130,786
                                                                         ----------  ----------  -----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             295,258     120,996      385,968    1,051,949
   Net transfers from (to) other Divisions or fixed rate option             591,417     363,066   (1,401,617)    (194,368)
   Internal rollovers                                                            --          --           --           --
   Cost of insurance and other charges                                     (195,138)    (64,128)    (267,103)  (1,113,134)
   Administrative charges                                                   (13,878)     (5,845)     (18,783)     (43,907)
   Policy loans                                                            (134,266)     (7,341)    (161,608)    (257,554)
   Death benefits                                                            (3,666)       (876)     (10,088)      (5,657)
   Withdrawals                                                             (189,495)   (159,363)    (276,161)  (1,481,260)
                                                                         ----------  ----------  -----------  -----------
Increase (decrease) in net assets resulting from principal transactions     350,232     246,509   (1,749,392)  (2,043,931)
                                                                         ----------  ----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     860,104     396,251   (2,076,744)  (1,913,145)

NET ASSETS:
   Beginning of year                                                      5,678,276   2,117,057    8,200,643   21,735,503
                                                                         ----------  ----------  -----------  -----------
   End of year                                                           $6,538,380  $2,513,308  $ 6,123,899  $19,822,358
                                                                         ==========  ==========  ===========  ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                          $   14,998  $   (7,781) $    47,087  $   237,556
   Net realized gain (loss) on investments                                  408,105     155,536      542,470    1,305,412
   Capital gain distributions from mutual funds                              26,918          --      163,728      480,801
   Net change in unrealized appreciation (depreciation) of investments      423,719     102,962     (436,237)     530,628
                                                                         ----------  ----------  -----------  -----------
Increase (decrease) in net assets resulting from operations                 873,740     250,717      317,048    2,554,397
                                                                         ----------  ----------  -----------  -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                             274,333     108,076      434,293    1,167,748
   Net transfers from (to) other Divisions or fixed rate option             (21,313)    119,988    1,027,935      (22,716)
   Internal rollovers                                                            --          --           --           --
   Cost of insurance and other charges                                     (195,007)    (62,484)    (251,210)  (1,185,146)
   Administrative charges                                                   (12,593)     (5,238)     (21,246)     (49,985)
   Policy loans                                                             (49,695)    (23,555)     (84,904)    (149,744)
   Death benefits                                                           (19,824)       (292)     (46,542)     (81,888)
   Withdrawals                                                             (304,264)   (100,100)    (522,696)  (1,696,672)
                                                                         ----------  ----------  -----------  -----------
Increase (decrease) in net assets resulting from principal transactions    (328,363)     36,395      535,630   (2,018,403)
                                                                         ----------  ----------  -----------  -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                     545,377     287,112      852,678      535,994

NET ASSETS:
   Beginning of year                                                      5,132,899   1,829,945    7,347,965   21,199,509
                                                                         ----------  ----------  -----------  -----------
   End of year                                                           $5,678,276  $2,117,057  $ 8,200,643  $21,735,503
                                                                         ==========  ==========  ===========  ===========

                                   VL-R - 29

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R

STATEMENTS OF CHANGES IN NET ASSETS - CONTINUED
For the Years Ended December 31, 2015 and 2014

                                                                                  Divisions
                                                                         --------------------------
                                                                          Vanguard VIF  Vanguard VIF
                                                                           High Yield    REIT Index
                                                                         Bond Portfolio  Portfolio
For the Year Ended December 31, 2015

OPERATIONS:
   Net investment income (loss)                                           $   347,327   $   186,089
   Net realized gain (loss) on investments                                     37,104       637,930
   Capital gain distributions from mutual funds                                11,901       497,727
   Net change in unrealized appreciation (depreciation) of investments       (508,751)   (1,107,029)
                                                                          -----------   -----------
Increase (decrease) in net assets resulting from operations                  (112,419)      214,717
                                                                          -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               485,633       921,990
   Net transfers from (to) other Divisions or fixed rate option              (334,550)       47,646
   Internal rollovers                                                              --            --
   Cost of insurance and other charges                                       (394,670)     (606,017)
   Administrative charges                                                     (21,220)      (44,999)
   Policy loans                                                               (64,384)     (110,652)
   Death benefits                                                             (13,732)     (104,534)
   Withdrawals                                                               (983,640)   (1,039,517)
                                                                          -----------   -----------
Increase (decrease) in net assets resulting from principal transactions    (1,326,563)     (936,083)
                                                                          -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                    (1,438,982)     (721,366)

NET ASSETS:
   Beginning of year                                                        7,720,929    14,892,265
                                                                          -----------   -----------
   End of year                                                            $ 6,281,947   $14,170,899
                                                                          ===========   ===========
For the Year Ended December 31, 2014

OPERATIONS:
   Net investment income (loss)                                           $   367,937   $   375,995
   Net realized gain (loss) on investments                                     97,003       661,872
   Capital gain distributions from mutual funds                                    --       614,436
   Net change in unrealized appreciation (depreciation) of investments       (179,971)    1,802,110
                                                                          -----------   -----------
Increase (decrease) in net assets resulting from operations                   284,969     3,454,413
                                                                          -----------   -----------
PRINCIPAL TRANSACTIONS:
   Net premiums                                                               627,589       940,402
   Net transfers from (to) other Divisions or fixed rate option               121,513       104,963
   Internal rollovers                                                              --            --
   Cost of insurance and other charges                                       (382,502)     (573,154)
   Administrative charges                                                     (29,049)      (45,902)
   Policy loans                                                               (56,384)     (104,510)
   Death benefits                                                              (6,247)      (54,794)
   Withdrawals                                                               (296,641)     (729,557)
                                                                          -----------   -----------
Increase (decrease) in net assets resulting from principal transactions       (21,721)     (462,552)
                                                                          -----------   -----------
TOTAL INCREASE (DECREASE) IN NET ASSETS                                       263,248     2,991,861

NET ASSETS:
   Beginning of year                                                        7,457,681    11,900,404
                                                                          -----------   -----------
   End of year                                                            $ 7,720,929   $14,892,265
                                                                          ===========   ===========

                                   VL-R - 30

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS

Note 1 - Organization

Separate Account VL-R (the "Separate Account") was established by resolution of the Board of Directors of American General Life Insurance Company (the "Company") on May 6, 1997 to fund variable universal life insurance policies issued by the Company. The following products are included in the Separate
Account: AG Legacy Plus, Corporate America, Platinum Investor I, Platinum Investor II, Platinum Investor III, Platinum Investor IV, Platinum Investor FlexDirector, Platinum Investor PLUS, Platinum Investor Survivor, Platinum Investor Survivor II, Platinum Investor VIP, AG Corporate Investor, AG Income Advantage VUL, Income Advantage Select, Protection Advantage Select, Survivor Advantage, and Corporate Investor Select. These products are no longer available for sale. On November 6, 2014, a new product, AG Platinum Choice VUL was introduced and is currently offered for sale. The Company is an indirect, wholly-owned subsidiary of American International Group, Inc. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

The Separate Account is divided into "Divisions" that invest in independently managed mutual fund portfolios ("Funds"). The Funds available to policy owners through the various Divisions are as follows:


AIM Variable Insurance Funds (Invesco Variable Insurance Funds):
Invesco V.I. Core Equity Fund - Series I
Invesco V.I. Global Real Estate Fund - Series I
Invesco V.I. Government Securities Fund - Series I
Invesco V.I. High Yield Fund - Series I
Invesco V.I. International Growth Fund - Series I
Invesco V.I. American Franchise Fund - Series I
Invesco V.I. Growth and Income Fund - Series I

The Alger Portfolios ("Alger"):
Alger Capital Appreciation Portfolio - Class I-2 Shares
Alger Mid Cap Growth Portfolio - Class I-2 Shares

American Century Variable Portfolios, Inc. ("American Century VP"):
American Century VP Value Fund - Class I

American Funds Insurance Series (R)
American Funds IS Asset Allocation Fund Class 2 (2)
American Funds IS Growth Fund Class 2 (2)
American Funds IS Global Growth Fund Class 2 (2)
American Funds IS Growth-Income Fund Class 2
American Funds IS High-Income Bond Fund Class 2 (2)
American Funds IS International Fund Class 2 (2)

Anchor Series Trust
Anchor Series Trust Government and Quality Bond Portfolio - Class 3 (2) Anchor Series Trust Capital Appreciation Portfolio - Class 3 (2)

Dreyfus Investment Portfolios ("Dreyfus IP"):
Dreyfus IP MidCap Stock Portfolio - Initial Shares

Dreyfus Variable Investment Fund ("Dreyfus VIF"):
Dreyfus VIF International Value Portfolio - Initial Shares
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
Dreyfus VIF Quality Bond Portfolio - Initial Shares

Fidelity(R) Variable Insurance Products ("Fidelity(R) VIP"):
Fidelity(R) VIP Asset Manager/SM/ Portfolio - Service Class 2
Fidelity(R) VIP Contrafund(R) Portfolio - Service Class 2
Fidelity(R) VIP Equity-Income Portfolio - Service Class 2
Fidelity(R) VIP Freedom 2020 Portfolio - Service Class 2
Fidelity(R) VIP Freedom 2025 Portfolio - Service Class 2
Fidelity(R) VIP Freedom 2030 Portfolio - Service Class 2
Fidelity(R) VIP Growth Portfolio - Service Class 2
Fidelity(R) VIP Mid Cap Portfolio - Service Class 2
Fidelity(R) VIP Government Money Market Portfolio - Service Class 2 (2)


                                   VL-R - 31

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 1 - Organization - Continued

Franklin Templeton Variable Insurance Products Trust ("Franklin Templeton"):
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Templeton Templeton Foreign VIP Fund - Class 2
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2 Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2

Goldman Sachs Variable Insurance Trust ("Goldman Sachs VIT"):
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares

Janus Aspen Series ("Janus Aspen"):
Janus Aspen Enterprise Portfolio - Service Shares
Janus Aspen Forty Portfolio - Service Shares
Janus Aspen Overseas Portfolio - Service Shares
Janus Aspen Global Research Portfolio - Service Shares

JPMorgan Insurance Trust:
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1

MFS(R) Variable Insurance Trust/SM/ ("MFS(R) VIT"):
MFS(R) VIT Growth Series - Initial Class
MFS(R) VIT New Discovery Series - Initial Class
MFS(R) VIT Research Series - Initial Class
MFS(R) VIT Total Return Series - Initial Class
MFS(R) VIT II Core Equity Portfolio - Initial Class

Neuberger Berman Advisers Management Trust ("Neuberger Berman AMT"):
Neuberger Berman AMT Mid-Cap Growth Portfolio - Class I
Neubeger Berman AMT Large Cap Value Portfolio - Class I
Neuberger Berman AMT Socially Responsive Portfolio - Class I

Oppenheimer Variable Account Funds ("Oppenheimer"):
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares
Oppenheimer Global Fund/VA - Non-Service Shares
Oppenheimer Global Strategic Income Fund/VA - Non-Service

PIMCO Variable Insurance Trust ("PIMCO VIT"):
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
PIMCO VIT Real Return Portfolio - Administrative Class
PIMCO VIT Short-Term Portfolio - Administrative Class
PIMCO VIT Total Return Portfolio - Administrative Class

Pioneer Variable Contracts Trust ("Pioneer"):
Pioneer Fund VCT Portfolio - Class I
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
Pioneer Mid Cap Value VCT Portfolio - Class I

Putnam Variable Trust ("Putnam VT"):
Putnam VT Diversified Income Fund - Class IB
Putnam VT Growth and Income Fund - Class IB
Putnam VT International Value Fund - Class IB
Putnam VT Multi-Cap Growth Fund - Class IB
Putnam VT Small Cap Value Fund - Class IB


                                   VL-R - 32

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 1 - Organization - Continued

Putnam Variable Trust ("Putnam VT"): - continued
Putnam VT Voyager Fund - Class IB

SunAmerica Series Trust ("SunAmerica"):
SunAmerica Aggressive Growth Portfolio - Class 1
SunAmerica Balanced Portfolio - Class 1

Seasons Series Trust
Seasons ST Mid Cap Value Portfolio - Class 3 (1) (2)
Seasons ST Mid Cap Value Portfolio - Class 3

The Universal Institutional Funds, Inc. ("UIF"):
UIF Growth Portfolio - Class I Shares

VALIC Company I:
VALIC Company I Dynamic Allocation Fund (2)
VALIC Company I Emerging Economies Fund (2)
VALIC Company I Foreign Value Fund (2)
VALIC Company I International Equities Index Fund
VALIC Company I Mid Cap Index Fund
VALIC Company I Money Market I Fund
VALIC Company I Nasdaq-100(R) Index Fund
VALIC Company I Science & Technology Fund
VALIC Company I Small Cap Index Fund
VALIC Company I Stock Index Fund

VALIC Company II:
VALIC Co. II Mid Cap Value Fund (2)
VALIC Co. II Socially Responsible Fund (2)
VALIC Co. II Strategic Bond Fund (2)

Vanguard(R) Variable Insurance Fund ("Vanguard(R) VIF"):
Vanguard(R) VIF High Yield Bond Portfolio
Vanguard(R) VIF REIT Index Portfolio

(1)Fund had no activity for prior and current year.
(2)Fund commenced operations on May 1, 2013.

SunAmerica Asset Management Corp., an affiliate of the Company, serves as the investment advisor to Anchor SeriesTrust, Season Series Trust, and SunAmerica Series Trust.

The Variable Annuity Life Insurance Company, an affiliate of the Company, serves as the investment advisor to VALIC Company I and VALIC Company II.

In addition to the Divisions above, policy owners may allocate funds to a fixed account that is part of the Company's general account. Policy owners should refer to the prospectus and prospectus supplements for a complete description of the available Funds and the fixed account.

The assets of the Separate Account are segregated from the Company's other assets. The operations of the Separate Account are part of the Company.

Net premiums from the policies are allocated to the Divisions and invested in the Funds in accordance with policy owner instructions. The premiums are recorded as principal transactions in the Statements of Changes in Net Assets.

                                   VL-R - 33

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 2 - Summary of Significant Accounting Policies and Basis of Presentation

The accompanying financial statements of the Separate Account have been prepared on the basis of accounting principles generally accepted in the United States of America ("GAAP"). The accounting principles followed by the Separate Account and the methods of applying those principles are presented below.

Use of estimates - The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the reported amounts of income and expenses during the year. Actual results could differ from those estimates.

Security transactions and related investment income - Security transactions which represent purchases and sales of investments are accounted for on the trade date at fair value. Realized gains and losses from security transactions are determined on the basis of first-in first-out. Dividend income and distributions of capital gains are recorded on the ex-dividend date and reinvested upon receipt.

Policy loans - When a policy loan is made, the loan amount is transferred to the Company from the policy owner's selected investment Division(s), and held as collateral. Interest on this collateral amount is credited to the policy. Loan repayments are invested in the policy owner's selected investment Division(s), after they are first used to repay all loans taken from the declared fixed interest account option.

Federal income taxes - The Company is taxed as a life insurance company under the Internal Revenue Code and includes the operations of the Separate Account in determining its federal income tax liability. As a result, the Separate Account is not taxed as a "Regulated Investment Company" under subchapter M of the Internal Revenue Code. Under existing federal income tax law, the investment income and capital gains from sales of investments realized by the Separate Account are not taxable. Therefore, no federal income tax provision has been made.

Accumulation unit - This is a measuring unit used to calculate the policy owner's interest. Such units are valued on each day that the New York Stock Exchange ("NYSE") is open for business to reflect investment performance and the prorated daily deduction for mortality and expense risk charges.

Internal rollovers - A policy owner with an eligible Company life insurance policy may elect to replace their existing policy with another insurance policy offered by the Company. Internal rollovers are included in the Statements of Changes in Net Assets under principal transactions.

Note 3 - Fair Value Measurements

Assets and liabilities recorded at fair value in the Separate Account balance sheet are measured and classified in a hierarchy for disclosure purposes consisting of three "levels" based on the observability of inputs available in the marketplace used to measure the fair values as discussed below. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The Separate Account's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgments. In making the assessment, the Separate Account considers factors specific to the asset or liability.

Level 1 -- Fair value measurements that are quoted prices (unadjusted) in active markets that the Separate Account has the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. The Separate Account does not adjust the quoted price for such instruments. Assets and liabilities measured at fair value on a recurring basis and classified as Level 1 include government and agency securities, actively traded listed common stocks and derivative contracts, most separate account assets and most mutual funds.

Level 2 -- Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liability in active markets, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals. Assets and liabilities measured at fair value on a recurring basis and classified as Level 2 generally include certain government securities, most investment-grade and high-yield corporate bonds, certain asset backed securities, certain listed equities, state, municipal and provincial obligations, hybrid securities, and derivative contracts.

                                   VL-R - 34

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 3 - Fair Value Measurements - Continued

Level 3 - Fair value measurements based on valuation techniques that use significant inputs that are unobservable. These measurements include circumstances in which there is little, if any, market activity for the asset or liability. Assets and liabilities measured at fair value on a recurring basis and classified as Level 3 principally include certain fixed income securities and equities.

The Separate Account assets measured at fair value as of December 31, 2015 consist of investments in registered mutual funds that generally trade daily and are measured at fair value using quoted prices in active markets for identical assets, which are classified as Level 1. See the Schedule of Portfolio Investments for the table presenting information about assets measured at fair value on a recurring basis at December 31, 2015, and respective hierarchy levels. As all assets of the Separate Account are classified as Level 1, no reconciliation of Level 3 assets and change in unrealized gains (losses) for Level 3 assets still held as of December 31, 2015, is presented.

Note 4 - Policy Charges

Deductions from premium payments - Certain jurisdictions require that a deduction be made from each premium payment for premium taxes. The amount of such deduction currently ranges from 0% to 3.5%. For AG Corporate Investor, Corporate America, and Corporate Investor Select policies, the Company deducts from each premium payment a charge to cover costs associated with the issuance of the policy, administrative services the Company performs and a premium tax that is applicable to the Company in the state or other jurisdiction of the policy owner. A summary of premium expense charges for AG Corporate Investor, Corporate America, and Corporate Investor Select policies follows:

 Policies                   Premium Expense
 -------------------------- -------------------------------------------------
 AG Corporate Investor      4% up to the "target premium" and 5% on any
                            premium amounts in excess of the "target premium"
                            for policy years 1-3. 9% up to the "target
                            premium" and 5% on any premium amounts in excess
                            of the "target premium" for policy years 4-7. 5%
                            of all premium payments in policy years 8 and
                            thereafter.
 Corporate America          9% up to the "target premium" and 5% on any
                            premium amounts in excess of the "target premium"
                            for policy years 1-7. 5% of all premium payments
                            in policy years 8 and thereafter.
 Corporate Investor Select  4% up to the "target premium" and 5% on any premium amounts in excess of the "target premium"
                            for policy years 1-3. 9% up to the "target
                            premium" and 5% on any premium amounts in excess
                            of the "target premium" for policy years 4-7. 5%
                            of all premium payments in policy years 8 and
                            thereafter.

The "target premium" is an amount of premium that is approximately equal to the seven-pay premium, which is the maximum amount of premium that may be paid without the policy becoming a modified endowment contract.

For other policies offered through the Separate Account (except for AG Corporate Investor, Corporate America, Corporate Investor Select, and AG Legacy
Plus), the following premium expense charge may be deducted from each after-tax premium payment, prior to allocation to the Separate Account.

                                                    Current
                                                    Premium
                                                    Expense
                    Policies                        Charge
                    --------                        -------
                    AG Income Advantage VUL          5.00%
                    Income Advantage Select          5.00%
                    Platinum Investor I and II       2.50%
                    Platinum Investor III            5.00%
                    Platinum Investor IV             5.00%
                    Platinum Investor FlexDirector   5.00%
                    Platinum Investor PLUS           5.00%
                    Platinum Investor Survivor       6.50%
                    Platinum Investor Survivor II    5.00%
                    Platinum Investor VIP            5.00%
                    Protection Advantage Select      5.00%
                    Survivor Advantage               5.00%
                    AG Platinum Choice VUL           9.00%

                                   VL-R - 35

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 4 - Policy Charges - Continued

Mortality and expense risk and administrative charges - The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

Deductions for administrative expenses and mortality and expense risks assumed by the Company are assessed through the daily unit value calculation and paid to the Company from the daily net asset value of the Divisions. A summary of these charges by policy follows:

                               Mortality and Expense Risk  First Reduction in Mortality and  Second Reduction in Mortality
                               and Administrative Charges         Expense Risk and               and Expense Risk and
Policies                          Maximum Annual Rate        Administrative Charges Rate     Administrative Charges Rate
--------                       --------------------------  --------------------------------  -----------------------------
AG Corporate Investor                    0.65%              0.25% after 10th policy year     0.25% after 20th policy year
AG Income Advantage VUL                  0.70%              0.35% after 10th policy year     0.15% after 20th policy year
AG Legacy Plus                           0.90%              0.25% after 10th policy year     0.25% after 20th policy year
Corporate America                        0.35%              0.10% after 10th policy year     0.10% after 20th policy year
Corporate America (reduced
  surrender charge)                      0.65%              0.25% after 10th policy year     0.25% after 20th policy year
Corporate Investor Select                0.65%              0.25% after 10th policy year     0.25% after 20th policy year
Income Advantage Select                  0.70%              0.35% after 10th policy year     0.20% after 20th policy year
Platinum Investor I and II               0.75%              0.25% after 10th policy year     0.25% after 20th policy year
Platinum Investor III                    0.70%              0.25% after 10th policy year     0.35% after 20th policy year
Platinum Investor IV                     0.70%              0.35% after 10th policy year     0.25% after 20th policy year
Platinum Investor FlexDirector           0.70%              0.25% after 10th policy year     0.35% after 20th policy year
Platinum Investor PLUS                   0.70%              0.25% after 10th policy year     0.35% after 20th policy year
Platinum Investor Survivor               0.40%              0.20% after 10th policy year     0.10% after 30th policy year
Platinum Investor Survivor II            0.75%              0.25% after 15th policy year     0.35% after 30th policy year
Platinum Investor VIP                    0.70%              0.35% after 10th policy year     0.20% after 20th policy year
Protection Advantage Select              0.70%              0.35% after 10th policy year     0.20% after 20th policy year
Survivor Advantage                       0.70%              0.35% after 10th policy year     0.20% after 20th policy year
AG Platinum Choice VUL                   0.70%              0.35% after 10th policy year     0.15% after 20th policy year

Guaranteed Minimum Withdrawal Benefit (GMWB) Rider charge - Daily charges for the GMWB rider are assessed through the daily unit value calculation on all policies that have elected this option and are equivalent, on an annual basis, to 0.75% of the value of the policy, which may be increased to a maximum of 1.50%. These charges are included as part of the mortality and expense risk and administrative charges line of the Statements of Operations.

Monthly administrative and expense charges - Monthly administrative charges are paid to the Company for the administrative services provided under the current policies. The Company may charge a maximum fee of $12 for the monthly administration charge. The Company may deduct an additional monthly expense charge for expenses associated with acquisition, administrative and underwriting of your policy. The monthly expense charge is applied only against each $1,000 of coverage (if the policy offers both base and supplement coverage, then only each $1000 of base coverage). This charge varies according to the ages, gender and the premium class of the insured, as well as the amount of coverage. The monthly administrative and expense charges are paid by redemption of units outstanding. Monthly administrative and expense charges are included with cost of insurance and other charges in the Statements of Changes in Net Assets under principal transactions.


Cost of insurance charge - Since determination of both the insurance rate and the Company's net amount at risk depends upon several factors, the cost of insurance deduction may vary from month to month. Policy accumulation value, specified amount of insurance and certain characteristics of the insured person are among the variables included in the calculation for the monthly cost of insurance deduction. The cost of insurance charges are paid by redemption of units outstanding. Cost of insurance charges are included in the Statements of Changes in Net Assets under principal transactions.

Optional rider charges - Monthly charges are deducted if the policy owner selects additional benefit riders. The charges for any rider selected will vary by policy within a range based on either the personal characteristics of the insured person or the specific coverage chosen under the rider. The rider charges are paid by redemption of units outstanding. Optional rider charges are included with cost of insurance and other charges in the Statements of Changes in Net Assets under principal transactions.


                                   VL-R - 36

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 4 - Policy Charges - Continued

Transfer charges - The Company reserves the right to charge a $25 transfer fee for each transfer between divisions in excess of 12 during the policy year. Transfer requests are subject to the Company's published rules concerning market timing. A policy owner who violates these rules will for a period of time (typically six months), have certain restrictions placed on transfers. The transfer charges are paid by redemption of units outstanding. Transfer charges are included with net transfers from (to) other divisions or fixed rate option in the Statements of Changes in Net Assets under principal transactions.

Surrender charge - A surrender charge may be applicable to certain withdrawal amounts and is payable to the Company. The amount of the surrender charge depends on the age and other insurance characteristics of the insured person. For partial surrenders, the Company may charge a maximum transaction fee per partial surrender equal to the lesser of 2% of the amount withdrawn or $25. Currently, a $10 transaction fee per policy is charged for each partial surrender. The surrender and partial withdrawal charges are paid by redemption of units outstanding. Surrender and partial withdrawal charges are included with withdrawals in the Statements of Changes in Net Assets under principal transactions.

Policy loan - A loan may be requested against the policy while the policy has a net cash surrender value. The daily interest charge on the loan is paid to the Company for the expenses of administering and providing policy loans. The interest charge is collected through any loan repayment from the policyholder.


                                   VL-R - 37

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 5 - Purchases and Sales of Investments

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:


                                                                            Cost of    Proceeds
Divisions                                                                  Purchases  from Sales
---------                                                                  ---------- ----------
Alger Capital Appreciation Portfolio - Class I-2 Shares                    $2,084,781 $1,083,706
Alger Mid Cap Growth Portfolio - Class I-2 Shares                             509,090    770,821
American Century VP Value Fund - Class I                                    2,108,407  2,968,119
American Funds IS Asset Allocation Fund Class 2                               495,197     77,104
American Funds IS Global Growth Fund Class 2                                   57,854     10,093
American Funds IS Growth Fund Class 2                                         131,674     17,024
American Funds IS Growth-Income Fund Class 2                                  248,605     19,469
American Funds IS High-Income Bond Fund Class 2                                49,458      5,201
American Funds IS International Fund Class 2                                   58,541      4,566
Anchor Series Trust Government and Quality Bond Portfolio - Class 3            39,569     16,635
Anchor Series Trust Capital Appreciation Portfolio - Class 3                   54,361      4,706
Dreyfus IP MidCap Stock Portfolio - Initial Shares                          1,454,072  1,226,524
Dreyfus VIF International Value Portfolio - Initial Shares                     19,673      8,735
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares                679,254  1,304,236
Dreyfus VIF Quality Bond Portfolio - Initial Shares                         1,527,221  1,536,805
Fidelity VIP Asset Manager Portfolio - Service Class 2                        752,631    669,428
Fidelity VIP Contrafund Portfolio - Service Class 2                         6,697,001  5,879,295
Fidelity VIP Equity-Income Portfolio - Service Class 2                      3,793,492  3,115,784
Fidelity VIP Freedom 2020 Portfolio - Service Class 2                          79,593     62,297
Fidelity VIP Freedom 2025 Portfolio - Service Class 2                         141,524    121,906
Fidelity VIP Freedom 2030 Portfolio - Service Class 2                       1,389,530    160,897
Fidelity VIP Growth Portfolio - Service Class 2                             2,041,234  3,478,172
Fidelity VIP Mid Cap Portfolio - Service Class 2                            3,015,525  2,381,866
Fidelity VIP Government Money Market Portfolio - Service Class 2            3,339,865  2,468,777
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2              2,256,375  1,848,429
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2            11,531      3,576
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2     936,990    877,336
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2                1,762,250  1,516,515
Franklin Templeton Templeton Foreign VIP Fund - Class 2                     1,323,695  1,350,132
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares                217,703     91,279
Invesco V.I. Core Equity Fund - Series I                                    1,612,250  1,530,254
Invesco V.I. Global Real Estate Fund - Series I                                88,042     28,492
Invesco V.I. Government Securities Fund - Series I                              4,922      5,869
Invesco V.I. High Yield Fund - Series I                                       176,025    750,922
Invesco V.I. International Growth Fund - Series I                           1,389,663  1,826,008
Invesco V.I. American Franchise Fund - Series I                                    28        309
Invesco V.I. Growth and Income Fund - Series I                              3,096,724  2,112,311
Janus Aspen Enterprise Portfolio - Service Shares                           1,188,193    777,947
Janus Aspen Forty Portfolio - Service Shares                                  168,456    184,728
Janus Aspen Overseas Portfolio - Service Shares                             1,572,017  1,496,536
Janus Aspen Global Research Portfolio - Service Shares                        377,028    629,566
JPMorgan Insurance Trust Core Bond Portfolio - Class 1                        185,588     69,524
JPMorgan Insurance Trust International Equity Portfolio - Class 1                   -          -
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1                    168,624    165,602
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1                   884,538    784,586
MFS VIT Core Equity Series - Initial Class                                    342,862  4,416,529
Oppenheimer Global Fund/VA - Non-Service Shares                             2,048,244  1,878,142
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class       294,626    621,280
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class              29,027     19,852
MFS VIT II Core Equity Portfolio - Initial Class                            4,848,137    531,980
MFS VIT Growth Series - Initial Class                                       1,101,912  1,398,848
MFS VIT New Discovery Series - Initial Class                                  758,202    932,756
MFS VIT Research Series - Initial Class                                       521,931    516,521
MFS VIT Total Return Series - Initial Class                                    35,313     45,948

                                   VL-R - 38

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 5 - Purchases and Sales of Investments - Continued

For the year ended December 31, 2015, the aggregate cost of purchases and proceeds from the sales of investments were:

                                                                  Cost of    Proceeds
Divisions                                                        Purchases  from Sales
---------                                                        ---------- ----------
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I           $1,277,013 $1,235,951
Neubeger Berman AMT Large Cap Value Portfolio -Class 1                3,489      3,555
Neuberger Berman AMT Socially Responsive Portfolio - Class I         16,068        929
Oppenheimer Global Strategic Income Fund/VA (Non-Service)             2,401      5,358
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares     307,903    292,881
PIMCO VIT Real Return Portfolio - Administrative Class            1,611,786  2,531,337
PIMCO VIT Short-Term Portfolio - Administrative Class             1,552,281  1,955,499
PIMCO VIT Total Return Portfolio - Administrative Class           3,518,902  3,921,485
Pioneer Fund VCT Portfolio - Class I                                476,398    156,484
Pioneer Select Mid Cap Growth VCT Portfolio - Class I               415,866    514,326
Pioneer Mid Cap Value VCT Portfolio - Class I                       316,809    366,225
Putnam VT Diversified Income Fund - Class IB                        986,661    776,162
Putnam VT Growth and Income Fund - Class IB                       1,232,939  1,746,210
Putnam VT International Value Fund - Class IB                       747,942  1,002,064
Putnam VT Multi-Cap Growth Fund - Class IB                            1,301      3,553
Putnam VT Small Cap Value Fund - Class IB                            34,776     11,973
Putnam VT Voyager Fund - Class IB                                    33,853     11,011
Seasons ST Mid Cap Value Portfolio - Class 3                         12,241        661
SunAmerica Aggressive Growth Portfolio - Class 1                    283,686    285,992
SunAmerica Balanced Portfolio - Class 1                             658,619    339,813
UIF Growth Portfolio - Class I Shares                               614,187    417,133
VALIC Company I Foreign Value Fund                                   34,172      8,073
VALIC Company I Emerging Economies Fund                               7,464      2,212
VALIC Company I Dynamic Allocation Fund                             471,879     52,158
VALIC Company II Socially Responsible Fund                           17,059     16,042
VALIC Company II Strategic Bond Fund                                 74,102     17,932
VALIC Company II Mid Cap Value                                       17,150      2,438
VALIC Company I International Equities Index Fund                   889,051    753,593
VALIC Company I Mid Cap Index Fund                                1,988,319  2,516,035
VALIC Company I Money Market I Fund                               3,957,116  3,830,571
VALIC Company I Nasdaq-100 Index Fund                             1,501,513  1,066,601
VALIC Company I Science & Technology Fund                           808,342    359,085
VALIC Company I Small Cap Index Fund                              1,123,424  2,462,160
VALIC Company I Stock Index Fund                                  3,104,121  4,131,363
Vanguard VIF High Yield Bond Portfolio                            1,355,727  2,323,062
Vanguard VIF REIT Index Portfolio                                 2,959,719  3,211,986

                                   VL-R - 39

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2015.


                                                         Accumulation  Accumulation  Net Increase
Divisions                                                Units Issued Units Redeemed  (Decrease)
---------                                                ------------ -------------- ------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                   6,063          (831)        5,232
   Corporate America                                           104          (695)         (591)
   Corporate America                                             9            (1)            8
   Income Advantage Select VUL                               1,264          (637)          627
   Platinum Choice VUL                                       6,165          (446)        5,719
   Platinum Investor FlexDirector VUL                           94           (17)           77
   Platinum Investor FlexDirector VUL                          327            (4)          323
   Platinum Investor III VUL                                11,919       (11,632)          287
   Platinum Investor III VUL                                    93        (2,575)       (2,482)
   Platinum Investor IV VUL                                 18,281          (367)       17,914
   Platinum Investor IV VUL                                    931       (11,907)      (10,976)
   Platinum Investor Plus                                    6,709        (2,378)        4,331
   Platinum Investor Plus                                       35        (2,628)       (2,593)
   Platinum Investor Survivor                               16,552          (647)       15,905
   Platinum Investor Survivor II                               197          (215)          (18)
   Platinum Investor VIP VUL                                 1,510        (4,115)       (2,605)
   Platinum Investor VIP VUL                                 1,021          (884)          137
   Platinum Investor VUL                                       650          (198)          452
   Protection Advantage Select VUL                           2,108        (1,473)          635
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                     598       (11,148)      (10,550)
   AG Income Advantage VUL                                      --           (18)          (18)
   Corporate America                                           496          (385)          111
   Corporate America                                           404            (7)          397
   Income Advantage Select VUL                                  65           (41)           24
   Platinum Investor FlexDirector VUL                           11            (6)            5
   Platinum Investor III VUL                                12,064        (9,381)        2,683
   Platinum Investor III VUL                                   109        (4,418)       (4,309)
   Platinum Investor IV VUL                                 14,551        (1,274)       13,277
   Platinum Investor IV VUL                                    502       (12,042)      (11,540)
   Platinum Investor Plus                                    2,021        (1,389)          632
   Platinum Investor Plus                                       12          (608)         (596)
   Platinum Investor Survivor                                1,919          (967)          952
   Platinum Investor Survivor II                               239          (143)           96
   Platinum Investor VIP VUL                                 3,186        (4,202)       (1,016)
   Platinum Investor VUL                                       246          (216)           30
   Platinum Investor VUL                                         1          (102)         (101)
   Protection Advantage Select VUL                             262          (165)           97
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                   6,278        (1,334)        4,944
   AG Legacy Plus                                               77          (769)         (692)
   AG Legacy Plus                                               --            --            --
   Corporate America                                         8,727           (32)        8,695
   Corporate America                                           193        (7,725)       (7,532)
   Income Advantage Select VUL                                 234          (203)           31
   Platinum Choice VUL                                         646           (58)          588
   Platinum Investor IV VUL                                 32,692        (3,052)       29,640
   Platinum Investor FlexDirector VUL                           91           (82)            9
   Platinum Investor FlexDirector VUL                           11            (7)            4
   Platinum Investor III VUL                                33,006       (39,856)       (6,850)
   Platinum Investor III VUL                                   159       (17,004)      (16,845)
   Platinum Investor IV VUL                                  1,064       (33,431)      (32,367)
   Platinum Investor Plus                                    5,203        (4,491)          712
   Platinum Investor Plus                                       81        (2,610)       (2,529)
   Platinum Investor Survivor                                  985          (766)          219

                                   VL-R - 40

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.


                                                                     Accumulation  Accumulation  Net Increase
Divisions                                                            Units Issued Units Redeemed  (Decrease)
---------                                                            ------------ -------------- ------------
American Funds IS Asset Allocation Fund Class 2
   Income Advantage Select VUL                                             387          (477)          (90)
   Platinum Choice VUL                                                   4,097          (301)        3,796
   Protection Advantage Select VUL                                         133           (58)           75
American Funds IS Growth Fund Class 2
   Platinum Investor Survivor II                                         1,147        (2,679)       (1,532)
   Platinum Investor VIP VUL                                             3,793        (8,934)       (5,141)
   Platinum Investor VUL                                                10,487       (30,092)      (19,605)
   Platinum Investor VUL                                                    --           (18)          (18)
   Protection Advantage Select VUL                                         617          (538)           79
American Funds IS Asset Allocation Fund Class 2
   Income Advantage Select VUL                                           1,869           (91)        1,778
   Platinum Choice VUL                                                  43,158        (7,125)       36,033
   Protection Advantage Select VUL                                       1,334          (150)        1,184
American Funds IS Global Growth Fund Class 2
   Income Advantage Select VUL                                             418          (167)          251
   Platinum Choice VUL                                                  10,606        (1,056)        9,550
   Protection Advantage Select VUL                                         479          (245)          234
American Funds IS Growth-Income Fund Class 2
   Income Advantage Select VUL                                             326          (164)          162
   Platinum Choice VUL                                                  20,684          (871)       19,813
   Protection Advantage Select VUL                                         918          (623)          295
American Funds IS High-Income Bond Fund Class 2
   Income Advantage Select VUL                                              34          (115)          (81)
   Platinum Choice VUL                                                   3,955          (395)        3,560
   Protection Advantage Select VUL                                         792           (23)          769
American Funds IS International Fund Class 2
   Income Advantage Select VUL                                             311           (53)          258
   Platinum Choice VUL                                                   4,953          (360)        4,593
   Protection Advantage Select VUL                                         483           (40)          443
Anchor Series Trust Capital Appreciation Portfolio - Class 3
   Income Advantage Select VUL                                              17           (59)          (42)
   Platinum Choice VUL                                                   3,595          (278)        3,317
   Protection Advantage Select VUL                                         386           (45)          341
Anchor Series Trust Government and Quality Bond Portfolio - Class 3
   Income Advantage Select VUL                                             364           (63)          301
   Protection Advantage Select VUL                                          81            (2)           79
   Platinum Choice VUL                                                   3,432        (1,575)        1,857
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor FlexDirector VUL                                      101           (15)           86
   Platinum Investor FlexDirector VUL                                       --            --            --
   Platinum Investor III VUL                                            12,628       (24,984)      (12,356)
   Platinum Investor III VUL                                               102        (6,534)       (6,432)
   Platinum Investor IV VUL                                                554       (12,839)      (12,285)
   Platinum Investor IV VUL                                             13,805          (171)       13,634
   Platinum Investor Plus                                                1,983        (2,666)         (683)
   Platinum Investor Plus                                                   50          (907)         (857)
   Platinum Investor Survivor                                              298        (4,906)       (4,608)
   Platinum Investor Survivor II                                            11        (1,241)       (1,230)
   Platinum Investor VUL                                                 1,846        (6,466)       (4,620)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                                 323          (398)          (75)
   AG Income Advantage VUL                                                  --           (22)          (22)
   Income Advantage Select VUL                                             385          (194)          191
   Protection Advantage Select VUL                                         921          (224)          697
Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
   Corporate America - Andesa                                               --          (116)         (116)
   Platinum Investor III VUL                                            12,572       (30,538)      (17,966)
   Platinum Investor III VUL                                                72        (3,505)       (3,433)

                                   VL-R - 41

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                        Accumulation  Accumulation  Net Increase
Divisions                                               Units Issued Units Redeemed  (Decrease)
---------                                               ------------ -------------- ------------
   Platinum Investor IV VUL                                13,168          (865)       12,303
   Platinum Investor IV VUL                                 1,232       (16,061)      (14,829)
   Platinum Investor Plus                                   2,378        (2,328)           50
   Platinum Investor Plus                                      35        (1,394)       (1,359)
   Platinum Investor Survivor                                 641          (829)         (188)
   Platinum Investor Survivor II                              114        (1,333)       (1,219)
   Platinum Investor VUL                                    4,402       (20,987)      (16,585)
   Platinum Investor VUL                                       --            --            --
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                           10        (6,591)       (6,581)
   Corporate America - Andesa                                  --           (70)          (70)
   Corporate America                                        6,798           (55)        6,743
   Platinum Investor IV VUL                                 9,819          (153)        9,666
   Platinum Investor III VUL                               22,570       (30,810)       (8,240)
   Platinum Investor III VUL                                  188       (10,925)      (10,737)
   Platinum Investor IV VUL                                   411        (9,967)       (9,556)
   Platinum Investor Plus                                   3,913        (1,422)        2,491
   Platinum Investor Plus                                      60          (820)         (760)
   Platinum Investor Survivor                                 621          (802)         (181)
   Platinum Investor Survivor II                           46,546       (25,009)       21,537
   Platinum Investor VUL                                    4,100       (14,352)      (10,252)
   Platinum Investor VUL                                       --            --            --
Fidelity VIP Asset Manager Portfolio - Service Class 2
   AG Income Advantage VUL                                    267           (18)          249
   AG Legacy Plus                                               8          (526)         (518)
   AG Legacy Plus                                              --            --            --
   Corporate America                                           --        (1,902)       (1,902)
   Income Advantage Select VUL                                 47           (41)            6
   Platinum Investor FlexDirector VUL                           8          (822)         (814)
   Platinum Investor FlexDirector VUL                       1,021            --         1,021
   Platinum Investor IV VUL                                 3,602          (194)        3,408
   Platinum Investor III VUL                                9,196       (19,291)      (10,095)
   Platinum Investor III VUL                                  173        (3,730)       (3,557)
   Platinum Investor IV VUL                                   247        (3,215)       (2,968)
   Platinum Investor Plus                                   2,649        (1,434)        1,215
   Platinum Investor Plus                                       9        (1,239)       (1,230)
   Platinum Investor Survivor                                 664          (493)          171
   Platinum Investor Survivor II                            1,391           (97)        1,294
   Platinum Investor VIP VUL                                1,103        (3,927)       (2,824)
   Platinum Investor VUL                                    5,272        (6,908)       (1,636)
   Protection Advantage Select VUL                          1,952          (973)          979
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                  1,655        (3,313)       (1,658)
   AG Legacy Plus                                              29          (745)         (716)
   AG Legacy Plus                                              --            --            --
   Corporate America                                        1,302       (12,038)      (10,736)
   Platinum Investor IV VUL                                69,358        (5,548)       63,810
   Corporate America                                       16,399           (67)       16,332
   Platinum Choice VUL                                     16,648        (1,145)       15,503
   Income Advantage Select VUL                              6,994        (1,229)        5,765
   Platinum Investor FlexDirector VUL                       1,304          (103)        1,201
   Platinum Investor FlexDirector VUL                          65        (1,380)       (1,315)
   Platinum Investor III VUL                               52,625       (77,549)      (24,924)
   Platinum Investor III VUL                                  658       (33,055)      (32,397)
   Platinum Investor IV VUL                                 1,779       (57,204)      (55,425)
   Platinum Investor Plus                                  10,421       (12,530)       (2,109)
   Platinum Investor Plus                                     105        (4,418)       (4,313)
   Platinum Investor Survivor                               4,303       (29,936)      (25,633)
   Platinum Investor Survivor II                            1,108        (3,244)       (2,136)
   Platinum Investor VIP VUL                               12,312       (24,500)      (12,188)
   Platinum Investor VIP VUL                                   16           (16)           --

                                   VL-R - 42

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                        Accumulation  Accumulation  Net Increase
Divisions                                               Units Issued Units Redeemed  (Decrease)
---------                                               ------------ -------------- ------------
   Platinum Investor VUL                                   19,357       (41,445)      (22,088)
   Platinum Investor VUL                                       84           (22)           62
   Protection Advantage Select VUL                          3,276        (4,922)       (1,646)
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                    757        (1,144)         (387)
   AG Legacy Plus                                             109          (992)         (883)
   AG Legacy Plus                                              --            --            --
   Corporate America                                          713       (11,091)      (10,378)
   Platinum Investor IV VUL                                27,932        (1,797)       26,135
   Corporate America                                        8,610            (3)        8,607
   Platinum Choice VUL                                      2,697          (656)        2,041
   Corporate Investor Select                                   --           (77)          (77)
   Income Advantage Select VUL                              2,141          (890)        1,251
   Platinum Investor FlexDirector VUL                         460           (94)          366
   Platinum Investor FlexDirector VUL                          18          (258)         (240)
   Platinum Investor III VUL                               37,334       (82,504)      (45,170)
   Platinum Investor III VUL                                  617       (25,223)      (24,606)
   Platinum Investor IV VUL                                   968       (28,006)      (27,038)
   Platinum Investor Plus                                   8,015        (4,640)        3,375
   Platinum Investor Plus                                     149        (4,904)       (4,755)
   Platinum Investor Survivor                               2,296        (2,096)          200
   Platinum Investor Survivor II                            3,983        (5,325)       (1,342)
   Platinum Investor VIP VUL                                7,824        (6,976)          848
   Platinum Investor VIP VUL                                  179          (432)         (253)
   Platinum Investor VUL                                   10,172        (7,970)        2,202
   Platinum Investor VUL                                      143        (6,114)       (5,971)
   Protection Advantage Select VUL                          1,492        (2,024)         (532)
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                    957          (145)          812
   Corporate America                                           --           (40)          (40)
   Corporate Investor Select                                   --           (75)          (75)
   Income Advantage Select VUL                                 56           (15)           41
   Platinum Investor FlexDirector VUL                          52           (18)           34
   Platinum Investor III VUL                                2,420        (1,764)          656
   Platinum Investor III VUL                                  108           (86)           22
   Platinum Investor IV VUL                                    24            (6)           18
   Platinum Investor VIP VUL                                  673        (1,136)         (463)
   Protection Advantage Select VUL                            936          (996)          (60)
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                     --        (1,067)       (1,067)
   Corporate America                                          852        (2,106)       (1,254)
   Income Advantage Select VUL                                 10            (3)            7
   Platinum Investor III VUL                                  698          (152)          546
   Platinum Investor III VUL                                   18          (333)         (315)
   Platinum Investor IV VUL                                    17          (222)         (205)
   Platinum Investor IV VUL                                   237            --           237
   Platinum Investor Plus                                   3,648        (1,319)        2,329
   Platinum Investor Survivor II                            2,133        (2,141)           (8)
   Platinum Investor VIP VUL                                1,082          (375)          707
   Platinum Investor VUL                                        7          (365)         (358)
   Protection Advantage Select VUL                             61          (107)          (46)
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                  1,618          (135)        1,483
   Income Advantage Select VUL                                781           (96)          685
   Platinum Investor III VUL                               85,854        (1,740)       84,114
   Platinum Investor III VUL                                   30           (29)            1
   Platinum Investor IV VUL                                    32          (559)         (527)
   Platinum Investor IV VUL                                   873          (246)          627
   Platinum Investor Plus                                      33           (41)           (8)
   Platinum Investor Plus                                      --            --            --
   Platinum Investor Survivor II                               --           (64)          (64)

                                   VL-R - 43

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                                  Accumulation  Accumulation  Net Increase
Divisions                                                         Units Issued Units Redeemed  (Decrease)
---------                                                         ------------ -------------- ------------
   Platinum Investor VIP VUL                                          6,230         (7,146)        (916)
   Platinum Investor VIP VUL                                             20             (4)          16
   Protection Advantage Select VUL                                      434           (115)         319
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                              479         (1,461)        (982)
   AG Legacy Plus                                                        27           (569)        (542)
   AG Legacy Plus                                                        --             --           --
   Corporate America                                                  2,067        (12,460)     (10,393)
   Platinum Investor IV VUL                                          33,836         (2,533)      31,303
   Corporate America                                                 12,495            (54)      12,441
   Platinum Choice VUL                                                2,662           (753)       1,909
   Income Advantage Select VUL                                        1,542           (238)       1,304
   Platinum Investor FlexDirector VUL                                    20            (14)           6
   Platinum Investor III VUL                                         26,745        (85,472)     (58,727)
   Platinum Investor III VUL                                            549        (26,925)     (26,376)
   Platinum Investor IV VUL                                             792        (27,177)     (26,385)
   Platinum Investor Plus                                             5,624        (10,055)      (4,431)
   Platinum Investor Plus                                                53         (3,345)      (3,292)
   Platinum Investor Survivor                                         2,200         (1,569)         631
   Platinum Investor Survivor II                                        154         (4,423)      (4,269)
   Platinum Investor VIP VUL                                          2,744         (4,464)      (1,720)
   Platinum Investor VUL                                              2,336        (21,723)     (19,387)
   Platinum Investor VUL                                                  3           (225)        (222)
   Protection Advantage Select VUL                                    1,818         (2,153)        (335)
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                            1,107         (3,127)      (2,020)
   Corporate America                                                    345         (7,885)      (7,540)
   Corporate Investor Select                                             --            (71)         (71)
   Corporate America                                                 11,322            (39)      11,283
   Platinum Choice VUL                                                5,467           (763)       4,704
   Platinum Investor IV VUL                                          39,081         (2,983)      36,098
   Income Advantage Select VUL                                        1,143           (766)         377
   Income Advantage Select VUL                                           12            (18)          (6)
   Platinum Investor FlexDirector VUL                                   406            (93)         313
   Platinum Investor FlexDirector VUL                                    20           (191)        (171)
   Platinum Investor III VUL                                         27,776        (27,490)         286
   Platinum Investor III VUL                                            302        (10,222)      (9,920)
   Platinum Investor IV VUL                                             969        (30,497)     (29,528)
   Platinum Investor Plus                                             7,352         (3,029)       4,323
   Platinum Investor Plus                                                55         (2,615)      (2,560)
   Platinum Investor Survivor                                         1,194         (1,306)        (112)
   Platinum Investor Survivor II                                        209           (474)        (265)
   Platinum Investor VIP VUL                                          5,839        (11,563)      (5,724)
   Platinum Investor VIP VUL                                             86           (264)        (178)
   Platinum Investor VUL                                                230           (515)        (285)
   Platinum Investor VUL                                                  1            (71)         (70)
   Protection Advantage Select VUL                                    1,587           (816)         771
Fidelity VIP Government Money Market Portfolio - Service Class 2
   Income Advantage Select VUL                                        2,351         (2,363)         (12)
   Platinum Choice VUL                                              312,577       (238,864)      73,713
   Protection Advantage Select VUL                                   21,901         (7,524)      14,377
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
   AG Income Advantage VUL                                              765         (4,377)      (3,612)
   Corporate America                                                     42         (9,848)      (9,806)
   Corporate America                                                  9,663            (14)       9,649
   Income Advantage Select VUL                                          932           (441)         491
   Income Advantage Select VUL                                           22            (11)          11
   Platinum Investor FlexDirector VUL                                    96           (124)         (28)
   Platinum Investor FlexDirector VUL                                    17            (11)           6
   Platinum Investor III VUL                                         15,523        (17,726)      (2,203)
   Platinum Investor III VUL                                            109         (6,970)      (6,861)

                                   VL-R - 44

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                                           Accumulation  Accumulation  Net Increase
Divisions                                                                  Units Issued Units Redeemed  (Decrease)
---------                                                                  ------------ -------------- ------------
   Platinum Choice VUL                                                         5,498          (343)        5,155
   Platinum Investor IV VUL                                                   26,490        (1,419)       25,071
   Platinum Investor IV VUL                                                      864       (24,557)      (23,693)
   Platinum Investor Plus                                                      3,393        (2,828)          565
   Platinum Investor Plus                                                         33        (1,245)       (1,212)
   Platinum Investor Survivor                                                    950       (10,283)       (9,333)
   Platinum Investor Survivor II                                               1,036        (2,391)       (1,355)
   Platinum Investor VIP VUL                                                   3,573        (8,731)       (5,158)
   Platinum Investor VIP VUL                                                      78          (201)         (123)
   Platinum Investor VUL                                                         294          (354)          (60)
   Platinum Investor VUL                                                           1           (86)          (85)
   Protection Advantage Select VUL                                             1,490        (1,583)          (93)
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
   AG Legacy Plus                                                                 34          (202)         (168)
   AG Legacy Plus                                                                 --            --            --
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2
   Corporate America                                                              79        (1,913)       (1,834)
   Corporate America                                                           1,916           (24)        1,892
   Platinum Investor IV VUL                                                   10,784          (329)       10,455
   Platinum Investor FlexDirector VUL                                             18           (13)            5
   Platinum Investor III VUL                                                  34,279       (31,694)        2,585
   Platinum Investor III VUL                                                     154        (6,450)       (6,296)
   Platinum Investor IV VUL                                                      520       (13,196)      (12,676)
   Platinum Investor Plus                                                      2,490        (4,107)       (1,617)
   Platinum Investor Plus                                                         37        (1,197)       (1,160)
   Platinum Investor Survivor                                                    434          (450)          (16)
   Platinum Investor Survivor II                                                 222          (117)          105
   Platinum Investor VIP VUL                                                   1,251        (5,486)       (4,235)
   Platinum Investor VUL                                                      18,368        (2,331)       16,037
   Platinum Investor VUL                                                          --            --            --
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
   AG Income Advantage VUL                                                     1,147          (499)          648
   Corporate America                                                           1,147        (5,591)       (4,444)
   Corporate America                                                           5,182            (7)        5,175
   Income Advantage Select VUL                                                 1,446          (149)        1,297
   Platinum Choice VUL                                                         8,593          (429)        8,164
   Platinum Investor FlexDirector VUL                                          3,013           (95)        2,918
   Platinum Investor FlexDirector VUL                                             33        (2,401)       (2,368)
   Platinum Investor III VUL                                                  19,303       (27,978)       (8,675)
   Platinum Investor III VUL                                                     125        (5,970)       (5,845)
   Platinum Investor IV VUL                                                    1,135       (19,141)      (18,006)
   Platinum Investor IV VUL                                                   21,344        (1,390)       19,954
   Platinum Investor Plus                                                      3,096        (2,989)          107
   Platinum Investor Plus                                                         31        (1,555)       (1,524)
   Platinum Investor Survivor                                                    676          (416)          260
   Platinum Investor Survivor II                                                 604          (729)         (125)
   Platinum Investor VIP VUL                                                   7,521        (8,422)         (901)
   Platinum Investor VIP VUL                                                       8           (29)          (21)
   Platinum Investor VUL                                                       2,111       (13,269)      (11,158)
   Platinum Investor VUL                                                          --            --            --
   Protection Advantage Select VUL                                             4,137        (6,375)       (2,238)
Franklin Templeton Templeton Foreign VIP Fund - Class 2
   AG Legacy Plus                                                                 76          (424)         (348)
   AG Legacy Plus                                                                 --            --            --
   Corporate America                                                              56        (1,765)       (1,709)
   Platinum Investor FlexDirector VUL                                          1,301        (8,470)       (7,169)
   Platinum Investor FlexDirector VUL                                              5          (736)         (731)
   Platinum Investor III VUL                                                  20,605       (33,763)      (13,158)
   Platinum Investor III VUL                                                     235        (5,951)       (5,716)
   Platinum Investor IV VUL                                                   24,522        (2,114)       22,408
   Platinum Investor IV VUL                                                    1,103       (18,067)      (16,964)

                                   VL-R - 45

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                                Accumulation  Accumulation  Net Increase
Divisions                                                       Units Issued Units Redeemed  (Decrease)
---------                                                       ------------ -------------- ------------
   Platinum Investor Plus                                           4,354        (4,520)         (166)
   Platinum Investor Plus                                              20        (2,245)       (2,225)
   Platinum Investor Survivor                                       8,386        (8,615)         (229)
   Platinum Investor Survivor II                                    8,278        (4,350)        3,928
   Platinum Investor VIP VUL                                        7,600        (8,824)       (1,224)
   Platinum Investor VUL                                            4,259        (4,352)          (93)
   Platinum Investor VUL                                               --            --            --
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
   Platinum Investor III VUL                                           --          (293)         (293)
   Platinum Investor Plus                                              --            (1)           (1)
   Platinum Investor Survivor                                          --        (3,709)       (3,709)
   Platinum Investor Survivor II                                       --          (454)         (454)
   Platinum Investor VUL                                               --          (109)         (109)
Invesco V.I. Core Equity Fund - Series I
   Corporate America                                                  129       (10,017)       (9,888)
   Corporate America                                                7,760            --         7,760
   Corporate America - Andesa                                          --          (118)         (118)
   Platinum Investor III VUL                                       12,187       (21,362)       (9,175)
   Platinum Investor III VUL                                          168        (5,262)       (5,094)
   Platinum Investor IV VUL                                         9,775          (421)        9,354
   Platinum Investor IV VUL                                           300        (9,172)       (8,872)
   Platinum Investor Plus                                           2,599        (4,596)       (1,997)
   Platinum Investor Plus                                              35        (1,804)       (1,769)
   Platinum Investor Survivor                                       1,259          (857)          402
   Platinum Investor Survivor II                                       94           (37)           57
   Platinum Investor VUL                                           10,242       (42,590)      (32,348)
   Platinum Investor VUL                                               --            --            --
Invesco V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                          2,405          (524)        1,881
   Income Advantage Select VUL                                      1,515          (360)        1,155
   Platinum Choice VUL                                              1,956          (140)        1,816
   Protection Advantage Select VUL                                    798        (1,467)         (669)
Invesco V.I. Government Securities Fund - Series I
   AG Legacy Plus                                                     375          (519)         (144)
   AG Legacy Plus                                                      --            --            --
Invesco V.I. High Yield Fund - Series I
   Platinum Investor III VUL                                        2,379        (2,173)          206
   Platinum Investor III VUL                                           69        (1,150)       (1,081)
   Platinum Investor IV VUL                                         1,438           (27)        1,411
   Platinum Investor IV VUL                                            37        (2,724)       (2,687)
   Platinum Investor Plus                                             753          (391)          362
   Platinum Investor Plus                                              14          (585)         (571)
   Platinum Investor Survivor                                          --           (25)          (25)
   Platinum Investor Survivor II                                       --       (48,595)      (48,595)
   Platinum Investor VUL                                            1,096        (3,891)       (2,795)
Invesco V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                         10,309        (2,674)        7,635
   AG Legacy Plus                                                      86          (274)         (188)
   AG Legacy Plus                                                      --            --            --
   Corporate America                                                  625          (824)         (199)
   Corporate America - Andesa                                          --           (90)          (90)
   Corporate Investor Select                                           --           (74)          (74)
   Income Advantage Select VUL                                      1,173          (374)          799
   Platinum Investor FlexDirector VUL                                  34           (68)          (34)
   Platinum Investor III VUL                                       31,233       (25,918)        5,315
   Platinum Investor III VUL                                          352       (17,109)      (16,757)
   Platinum Investor IV VUL                                           895       (16,628)      (15,733)
   Platinum Investor Plus                                           4,239        (4,300)          (61)
   Platinum Investor Plus                                              27        (1,469)       (1,442)
   Platinum Investor Survivor                                       1,142        (1,420)         (278)
   Platinum Investor Survivor II                                    4,745        (2,643)        2,102

                                   VL-R - 46

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                   Accumulation  Accumulation  Net Increase
Divisions                                          Units Issued Units Redeemed  (Decrease)
---------                                          ------------ -------------- ------------
   Platinum Investor VIP VUL                           5,357        (6,784)       (1,427)
   Platinum Investor VIP VUL                             194          (580)         (386)
   Platinum Investor VUL                               7,873       (37,344)      (29,471)
   Platinum Investor VUL                                  95           (24)           71
   Platinum Choice VUL                                 6,096          (592)        5,504
   Platinum Investor IV VUL                           21,408          (955)       20,453
   Protection Advantage Select VUL                     1,967        (3,902)       (1,935)
Invesco V.I. American Franchise Fund - Series I
   AG Legacy Plus                                         --           (17)          (17)
Invesco V.I. Growth and Income Fund - Series I
   AG Income Advantage VUL                               806          (891)          (85)
   AG Income Advantage VUL                                --           (19)          (19)
   Corporate America                                      --           (68)          (68)
   Platinum Investor FlexDirector VUL                    854            --           854
   Platinum Choice VUL                                13,051          (337)       12,714
   Platinum Investor IV VUL                           35,229          (911)       34,318
   Corporate America                                      14            (2)           12
   Income Advantage Select VUL                           314          (132)          182
   Platinum Investor FlexDirector VUL                      4          (710)         (706)
   Platinum Investor III VUL                          20,950       (22,196)       (1,246)
   Platinum Investor III VUL                             887       (13,122)      (12,235)
   Platinum Investor IV VUL                              929       (31,482)      (30,553)
   Platinum Investor Plus                              3,015        (4,485)       (1,470)
   Platinum Investor Plus                                 46        (1,317)       (1,271)
   Platinum Investor Survivor                            239          (589)         (350)
   Platinum Investor Survivor II                       1,534        (1,649)         (115)
   Platinum Investor VIP VUL                           2,879        (5,144)       (2,265)
   Platinum Investor VUL                               2,125       (25,454)      (23,329)
   Platinum Investor VUL                                  --            --            --
   Protection Advantage Select VUL                     2,992        (8,455)       (5,463)
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                               220          (576)         (356)
   Corporate America                                      --        (6,045)       (6,045)
   Platinum Choice VUL                                 2,794          (115)        2,679
   Platinum Investor IV VUL                            4,132           (38)        4,094
   Corporate America                                   6,444            --         6,444
   Income Advantage Select VUL                            58          (158)         (100)
   Platinum Investor FlexDirector VUL                      6            (3)            3
   Platinum Investor III VUL                          10,635       (15,706)       (5,071)
   Platinum Investor III VUL                             164        (2,479)       (2,315)
   Platinum Investor IV VUL                              188        (4,208)       (4,020)
   Platinum Investor Plus                              1,955        (1,878)           77
   Platinum Investor Plus                                 39          (650)         (611)
   Platinum Investor Survivor                            158          (163)           (5)
   Platinum Investor Survivor II                         113          (132)          (19)
   Platinum Investor VIP VUL                           1,048        (1,416)         (368)
   Platinum Investor VUL                               3,925        (1,669)        2,256
   Protection Advantage Select VUL                       926          (889)           37
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                               629        (8,493)       (7,864)
   AG Income Advantage VUL                                --           (16)          (16)
   Income Advantage Select VUL                           763          (287)          476
   Platinum Choice VUL                                   151            (6)          145
   Protection Advantage Select VUL                     3,639        (3,210)          429
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                             1,063       (16,191)      (15,128)
   Corporate America                                      --        (8,307)       (8,307)
   Platinum Investor IV VUL                           35,220        (1,948)       33,272
   Corporate America                                  15,056            --        15,056
   Platinum Investor FlexDirector VUL                    202          (358)         (156)
   Platinum Investor FlexDirector VUL                     15           (10)            5

                                   VL-R - 47

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                             Accumulation  Accumulation  Net Increase
Divisions                                                    Units Issued Units Redeemed  (Decrease)
---------                                                    ------------ -------------- ------------
   Platinum Investor III VUL                                    27,708       (39,099)      (11,391)
   Platinum Investor III VUL                                       446        (5,458)       (5,012)
   Platinum Investor IV VUL                                      1,045       (16,189)      (15,144)
   Platinum Investor Plus                                        6,441        (2,728)        3,713
   Platinum Investor Plus                                           47        (1,326)       (1,279)
   Platinum Investor Survivor                                   40,919        (9,768)       31,151
   Platinum Investor Survivor II                                 1,063          (476)          587
   Platinum Investor VIP VUL                                    10,082       (11,482)       (1,400)
   Platinum Investor VIP VUL                                     2,388        (6,272)       (3,884)
   Platinum Investor VUL                                         3,813        (8,841)       (5,028)
   Platinum Investor VUL                                            --            --            --
   Protection Advantage Select VUL                               3,866          (827)        3,039
Janus Aspen Global Research Portfolio - Service Shares
   Corporate America                                                --        (2,046)       (2,046)
   Platinum Investor IV VUL                                      6,497          (584)        5,913
   Corporate America                                             2,729           (33)        2,696
   Platinum Investor III VUL                                     7,590       (19,588)      (11,998)
   Platinum Investor III VUL                                        99        (4,680)       (4,581)
   Platinum Investor IV VUL                                        268        (5,883)       (5,615)
   Platinum Investor Plus                                        3,938        (4,483)         (545)
   Platinum Investor Plus                                           --        (1,800)       (1,800)
   Platinum Investor Survivor                                      483          (316)          167
   Platinum Investor Survivor II                                   132          (107)           25
   Platinum Investor VUL                                         5,390        (5,647)         (257)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                          97          (449)         (352)
   Income Advantage Select VUL                                     557        (2,908)       (2,351)
   Platinum Choice VUL                                          14,855        (2,244)       12,611
   Protection Advantage Select VUL                               1,872          (845)        1,027
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor III VUL                                     1,253          (905)          348
   Platinum Investor III VUL                                         4        (1,360)       (1,356)
   Platinum Investor IV VUL                                         --        (2,241)       (2,241)
   Platinum Investor IV VUL                                      1,796           (21)        1,775
   Platinum Investor Plus                                          301          (449)         (148)
   Platinum Investor Plus                                            1          (313)         (312)
   Platinum Investor Survivor                                       --           (17)          (17)
   Platinum Investor Survivor II                                    --          (149)         (149)
   Platinum Investor VUL                                            --          (112)         (112)
   Platinum Investor VUL                                            --            --            --
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor FlexDirector VUL                               18          (710)         (692)
   Platinum Investor FlexDirector VUL                              297            (3)          294
   Platinum Investor IV VUL                                     10,499          (854)        9,645
   Platinum Investor III VUL                                     7,195        (8,712)       (1,517)
   Platinum Investor III VUL                                        90        (2,859)       (2,769)
   Platinum Investor IV VUL                                        455       (11,108)      (10,653)
   Platinum Investor Plus                                        1,865          (589)        1,276
   Platinum Investor Plus                                           14          (861)         (847)
   Platinum Investor Survivor                                       96        (1,607)       (1,511)
   Platinum Investor Survivor II                                   130          (750)         (620)
   Platinum Investor VIP VUL                                     3,039        (5,320)       (2,281)
   Platinum Investor VUL                                         3,001        (5,850)       (2,849)
   Platinum Investor VUL                                            --            --            --
MFS VIT II Core Equity Portfolio - Initial Class
   Platinum Investor IV VUL                                     16,371       (13,162)        3,209
   Platinum Investor III VUL                                     1,569        (1,565)            4
   Platinum Investor IV VUL                                     12,280          (200)       12,080
   Platinum Investor Plus                                       66,106        (2,766)       63,340
   Platinum Investor VUL                                        38,769        (3,210)       35,559
   Platinum Investor Survivor II                                 1,715           (30)        1,685

                                   VL-R - 48

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                              Accumulation  Accumulation  Net Increase
Divisions                                     Units Issued Units Redeemed  (Decrease)
---------                                     ------------ -------------- ------------
   Platinum Investor III VUL                    287,823        (29,434)      258,389
   Platinum Investor Survivor                    25,492         (1,159)       24,333
   Corporate America                                191             --           191
MFS VIT Core Equity Series - Initial Class
   Corporate America                                 --           (207)         (207)
   Platinum Investor III VUL                      1,625       (169,473)     (167,848)
   Platinum Investor III VUL                         19         (2,008)       (1,989)
   Platinum Investor IV VUL                         118         (8,205)       (8,087)
   Platinum Investor Plus                         1,956        (39,984)      (38,028)
   Platinum Investor Plus                            15           (878)         (863)
   Platinum Investor Survivor                       464        (14,467)      (14,003)
   Platinum Investor Survivor II                     --           (839)         (839)
   Platinum Investor VUL                            890        (22,453)      (21,563)
   Platinum Investor VUL                              3           (226)         (223)
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                   600           (137)          463
   Corporate America                                 --           (891)         (891)
   Corporate America                              1,364            (11)        1,353
   Platinum Investor IV VUL                       6,035           (337)        5,698
   Platinum Investor FlexDirector VUL               123            (95)           28
   Platinum Investor FlexDirector VUL                --             --            --
   Platinum Investor III VUL                      6,126        (24,403)      (18,277)
   Platinum Investor III VUL                        133         (5,090)       (4,957)
   Platinum Investor IV VUL                         144         (5,402)       (5,258)
   Platinum Investor Plus                         2,326         (1,730)          596
   Platinum Investor Plus                            58           (981)         (923)
   Platinum Investor Survivor                       599         (1,098)         (499)
   Platinum Investor Survivor II                     64            (38)           26
   Platinum Investor VUL                         10,509        (34,865)      (24,356)
   Platinum Investor VUL                             --             --            --
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                          147           (140)            7
   AG Legacy Plus                                    33           (110)          (77)
   AG Legacy Plus                                    --             --            --
   Corporate America                                 38           (399)         (361)
   Platinum Investor IV VUL                       9,779            (25)        9,754
   Platinum Choice VUL                            2,548           (245)        2,303
   Income Advantage Select VUL                      743           (271)          472
   Platinum Investor FlexDirector VUL                --            (11)          (11)
   Platinum Investor FlexDirector VUL                 4             (3)            1
   Platinum Investor III VUL                     10,158        (15,950)       (5,792)
   Platinum Investor III VUL                        111         (7,377)       (7,266)
   Platinum Investor IV VUL                         890         (8,936)       (8,046)
   Platinum Investor Plus                         2,291         (1,344)          947
   Platinum Investor Plus                            45         (1,298)       (1,253)
   Platinum Investor Survivor                       120           (104)           16
   Platinum Investor Survivor II                  1,282         (2,156)         (874)
   Platinum Investor VIP VUL                      1,432         (1,674)         (242)
   Platinum Investor VIP VUL                          6            (13)           (7)
   Platinum Investor VUL                          1,417         (2,584)       (1,167)
   Platinum Investor VUL                             --             --            --
   Protection Advantage Select VUL                1,571         (2,546)         (975)
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                          187           (601)         (414)
   Income Advantage Select VUL                      512            (58)          454
   Platinum Investor III VUL                      5,238        (14,896)       (9,658)
   Platinum Investor III VUL                         52           (777)         (725)
   Platinum Investor IV VUL                         129         (2,701)       (2,572)
   Platinum Investor IV VUL                       3,065            (93)        2,972
   Platinum Choice VUL                            7,648           (309)        7,339
   Platinum Investor Plus                         1,677         (1,485)          192

                                   VL-R - 49

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                                 Accumulation  Accumulation  Net Increase
Divisions                                                        Units Issued Units Redeemed  (Decrease)
---------                                                        ------------ -------------- ------------
   Platinum Investor Plus                                               34        (1,078)       (1,044)
   Platinum Investor Survivor                                          618          (823)         (205)
   Platinum Investor Survivor II                                        16           (70)          (54)
   Platinum Investor VIP VUL                                           755        (3,130)       (2,375)
   Platinum Investor VUL                                               373        (1,469)       (1,096)
   Protection Advantage Select VUL                                     766        (1,604)         (838)
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                      708        (2,990)       (2,282)
   AG Legacy Plus                                                       --            --            --
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                             105           (73)           32
   Corporate America                                                   508        (1,018)         (510)
   Platinum Investor IV VUL                                         11,407          (181)       11,226
   Platinum Investor VIP VUL                                         2,150            (4)        2,146
   Corporate America                                                 1,462           (13)        1,449
   Platinum Choice VUL                                               7,115        (2,096)        5,019
   Income Advantage Select VUL                                         587          (155)          432
   Platinum Investor FlexDirector VUL                                  362            (1)          361
   Platinum Investor III VUL                                        12,926       (25,787)      (12,861)
   Platinum Investor III VUL                                           169        (5,588)       (5,419)
   Platinum Investor IV VUL                                            553        (8,229)       (7,676)
   Platinum Investor Plus                                            1,664        (3,064)       (1,400)
   Platinum Investor Plus                                                7          (501)         (494)
   Platinum Investor Survivor                                          210       (12,983)      (12,773)
   Platinum Investor Survivor II                                       114          (154)          (40)
   Platinum Investor VIP VUL                                         1,504        (2,642)       (1,138)
   Platinum Investor VUL                                             5,191        (1,722)        3,469
   Platinum Investor VUL                                                 2          (195)         (193)
   Protection Advantage Select VUL                                   1,627        (1,614)           13
Neubeger Berman AMT Large Cap Value Portfolio - Class 1
   AG Legacy Plus                                                       63          (294)         (231)
   AG Legacy Plus                                                       --            --            --
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                              --            --            --
   Corporate America                                                   447           (22)          425
   Income Advantage Select VUL                                           7            --             7
   Protection Advantage Select VUL                                      28            (2)           26
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares
   AG Income Advantage VUL                                             226           (55)          171
   Income Advantage Select VUL                                          68           (97)          (29)
   Platinum Investor FlexDirector VUL                                   37           (24)           13
   Platinum Investor III VUL                                         9,225        (1,383)        7,842
   Platinum Investor III VUL                                           163        (4,439)       (4,276)
   Platinum Investor IV VUL                                            416        (9,552)       (9,136)
   Platinum Investor IV VUL                                         10,213          (852)        9,361
   Platinum Investor Plus                                            1,737          (352)        1,385
   Platinum Investor Plus                                               72        (1,015)         (943)
   Platinum Investor Survivor                                          154            --           154
   Platinum Investor Survivor II                                       210        (1,544)       (1,334)
   Platinum Investor VIP VUL                                         2,463        (2,089)          374
   Platinum Investor VUL                                               247          (523)         (276)
   Protection Advantage Select VUL                                     258          (210)           48
Oppenheimer Global Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                             943        (1,991)       (1,048)
   Corporate America                                                   231          (563)         (332)
   Corporate Investor Select                                            --          (108)         (108)
   Income Advantage Select VUL                                         556          (283)          273
   Platinum Investor IV VUL                                         29,325        (3,123)       26,202
   Platinum Choice VUL                                               6,184          (282)        5,902
   Platinum Investor FlexDirector VUL                                  100           (86)           14
   Platinum Investor FlexDirector VUL                                  459            (8)          451

                                   VL-R - 50

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                                         Accumulation  Accumulation  Net Increase
Divisions                                                                Units Issued Units Redeemed  (Decrease)
---------                                                                ------------ -------------- ------------
   Platinum Investor III VUL                                                30,128       (22,808)        7,320
   Platinum Investor III VUL                                                   566       (13,022)      (12,456)
   Platinum Investor IV VUL                                                  1,362       (23,117)      (21,755)
   Platinum Investor Plus                                                    3,883        (5,071)       (1,188)
   Platinum Investor Plus                                                       49        (1,207)       (1,158)
   Platinum Investor Survivor                                               10,161          (815)        9,346
   Platinum Investor Survivor II                                             1,851        (1,180)          671
   Platinum Investor VIP VUL                                                 5,775       (13,914)       (8,139)
   Platinum Investor VIP VUL                                                    21           (16)            5
   Platinum Investor VUL                                                       172        (2,721)       (2,549)
   Platinum Investor VUL                                                        --            --            --
   Protection Advantage Select VUL                                           4,082        (3,321)          761
Oppenheimer Global Strategic Income Fund/VA (Non-Service)
   AG Legacy Plus                                                              199          (516)         (317)
   AG Legacy Plus                                                               --            --            --
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                     559        (2,597)       (2,038)
   AG Income Advantage VUL                                                      --           (15)          (15)
   Corporate America                                                           370          (147)          223
   Income Advantage Select VUL                                               1,609          (300)        1,309
   Platinum Choice VUL                                                         645           (84)          561
   Platinum Investor IV VUL                                                  8,590           (69)        8,521
   Platinum Investor FlexDirector VUL                                          185           (36)          149
   Platinum Investor FlexDirector VUL                                            1            --             1
   Platinum Investor III VUL                                                15,205        (5,897)        9,308
   Platinum Investor III VUL                                                   335        (3,954)       (3,619)
   Platinum Investor IV VUL                                                  1,047        (5,715)       (4,668)
   Platinum Investor Plus                                                    7,841          (481)        7,360
   Platinum Investor Plus                                                       --        (5,228)       (5,228)
   Platinum Investor Survivor II                                               436           (46)          390
   Platinum Investor VIP VUL                                                 6,405        (2,523)        3,882
   Platinum Investor VIP VUL                                                   174          (306)         (132)
   Platinum Investor VUL                                                        --          (219)         (219)
   Protection Advantage Select VUL                                           2,842        (2,260)          582
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      31          (162)         (131)
   Income Advantage Select VUL                                                 564          (276)          288
   Platinum Choice VUL                                                         676           (98)          578
   Protection Advantage Select VUL                                           1,186        (1,363)         (177)
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                     503          (737)         (234)
   AG Legacy Plus                                                              284        (2,710)       (2,426)
   AG Legacy Plus                                                               --            --            --
   Corporate America                                                            14        (8,751)       (8,737)
   Corporate Investor Select                                                    --           (37)          (37)
   Income Advantage Select VUL                                                 254          (149)          105
   Platinum Investor IV VUL                                                 21,571        (3,221)       18,350
   Corporate America                                                         9,087           (77)        9,010
   Platinum Choice VUL                                                         218           (37)          181
   Platinum Investor FlexDirector VUL                                           --            (8)           (8)
   Platinum Investor FlexDirector VUL                                           --            --            --
   Platinum Investor III VUL                                                39,204       (52,362)      (13,158)
   Platinum Investor III VUL                                                 1,052       (19,127)      (18,075)
   Platinum Investor IV VUL                                                    493       (50,430)      (49,937)
   Platinum Investor Plus                                                    5,384        (7,878)       (2,494)
   Platinum Investor Plus                                                       26        (1,845)       (1,819)
   Platinum Investor Survivor                                                4,571        (5,901)       (1,330)
   Platinum Investor Survivor II                                               909        (2,357)       (1,448)
   Platinum Investor VIP VUL                                                 2,269        (6,927)       (4,658)
   Platinum Investor VUL                                                     7,614        (9,991)       (2,377)
   Platinum Investor VUL                                                        --            --            --

                                   VL-R - 51

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                         Accumulation  Accumulation  Net Increase
Divisions                                                Units Issued Units Redeemed  (Decrease)
---------                                                ------------ -------------- ------------
   Protection Advantage Select VUL                             503          (236)          267
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                   6,230        (1,450)        4,780
   AG Income Advantage VUL                                      --           (17)          (17)
   Corporate America                                           471          (219)          252
   Corporate Investor Select                                    --           (78)          (78)
   Income Advantage Select VUL                                 282          (345)          (63)
   Platinum Investor IV VUL                                 26,314        (2,142)       24,172
   Platinum Choice VUL                                       2,711          (862)        1,849
   Platinum Investor FlexDirector VUL                          180          (157)           23
   Platinum Investor FlexDirector VUL                            7            --             7
   Platinum Investor III VUL                                21,089       (25,482)       (4,393)
   Platinum Investor III VUL                                   260        (7,900)       (7,640)
   Platinum Investor IV VUL                                  1,093       (27,054)      (25,961)
   Platinum Investor Plus                                    1,933        (3,771)       (1,838)
   Platinum Investor Plus                                       22        (1,292)       (1,270)
   Platinum Investor Survivor                                  621          (898)         (277)
   Platinum Investor Survivor II                            18,061       (33,567)      (15,506)
   Platinum Investor VIP VUL                                 3,575        (4,125)         (550)
   Platinum Investor VIP VUL                                   184          (566)         (382)
   Platinum Investor VUL                                    50,794       (56,182)       (5,388)
   Protection Advantage Select VUL                             358          (595)         (237)
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                   8,616        (1,953)        6,663
   AG Income Advantage VUL                                      --           (14)          (14)
   AG Legacy Plus                                               87        (1,901)       (1,814)
   AG Legacy Plus                                               --            --            --
   Corporate America                                         1,980       (34,555)      (32,575)
   Platinum Investor IV VUL                                 46,908        (4,717)       42,191
   Corporate America                                        29,616           (89)       29,527
   Platinum Choice VUL                                       5,438        (1,940)        3,498
   Income Advantage Select VUL                                 989        (1,017)          (28)
   Platinum Investor FlexDirector VUL                        1,928          (574)        1,354
   Platinum Investor FlexDirector VUL                           91        (1,419)       (1,328)
   Platinum Investor III VUL                                38,347       (49,102)      (10,755)
   Platinum Investor III VUL                                   361       (18,217)      (17,856)
   Platinum Investor IV VUL                                  1,410       (44,850)      (43,440)
   Platinum Investor Plus                                    5,338        (8,182)       (2,844)
   Platinum Investor Plus                                       80        (2,635)       (2,555)
   Platinum Investor Survivor                                1,079        (1,992)         (913)
   Platinum Investor Survivor II                            14,005       (24,439)      (10,434)
   Platinum Investor VIP VUL                                 4,584       (10,471)       (5,887)
   Platinum Investor VIP VUL                                   240          (724)         (484)
   Platinum Investor VUL                                     3,965       (31,546)      (27,581)
   Platinum Investor VUL                                        91           (25)           66
   Protection Advantage Select VUL                          21,857        (4,197)       17,660
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor III VUL                                   942        (1,898)         (956)
   Platinum Investor III VUL                                    --            --            --
   Platinum Investor Plus                                       32          (145)         (113)
   Platinum Investor Plus                                       --            --            --
   Platinum Investor Survivor                                  123           (69)           54
   Platinum Investor Survivor II                                --           (19)          (19)
   Platinum Investor VUL                                     1,657        (7,930)       (6,273)
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
   Corporate America - Andesa                                   --           (68)          (68)
   Platinum Investor III VUL                                 1,571        (7,648)       (6,077)
   Platinum Investor III VUL                                    --            --            --
   Platinum Investor Plus                                      399        (1,093)         (694)
   Platinum Investor Plus                                       15          (214)         (199)
   Platinum Investor Survivor                                   67           (50)           17

                                   VL-R - 52

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                               Accumulation  Accumulation  Net Increase
Divisions                                      Units Issued Units Redeemed  (Decrease)
---------                                      ------------ -------------- ------------
   Platinum Investor Survivor II                      --           (11)          (11)
   Platinum Investor VUL                           3,097       (16,491)      (13,394)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                           285           (55)          230
   Corporate America                                  --          (227)         (227)
   Income Advantage Select VUL                        95           (14)           81
   Platinum Investor FlexDirector VUL                 --        (8,593)       (8,593)
   Platinum Investor FlexDirector VUL                 35           (19)           16
   Platinum Investor III VUL                       3,841        (3,738)          103
   Platinum Investor III VUL                          74        (1,513)       (1,439)
   Platinum Investor IV VUL                          223        (1,757)       (1,534)
   Platinum Investor IV VUL                        1,799           (14)        1,785
   Platinum Investor Plus                          1,228           (71)        1,157
   Platinum Investor Plus                             18          (247)         (229)
   Platinum Investor Survivor II                     297          (115)          182
   Platinum Investor VIP VUL                       2,222        (1,368)          854
   Platinum Investor VIP VUL                         868        (5,098)       (4,230)
   Platinum Investor VUL                              --           (14)          (14)
   Platinum Investor VUL                              18            (5)           13
   Protection Advantage Select VUL                   320          (144)          176
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                           285          (200)           85
   AG Legacy Plus                                     33          (815)         (782)
   AG Legacy Plus                                     --            --            --
   Corporate America                                 170        (1,450)       (1,280)
   Corporate America - Andesa                         --        (6,971)       (6,971)
   Income Advantage Select VUL                        67          (446)         (379)
   Income Advantage Select VUL                        33            (7)           26
   Platinum Investor FlexDirector VUL                 --            (1)           (1)
   Platinum Investor FlexDirector VUL                  4            (6)           (2)
   Platinum Investor III VUL                       7,470       (11,860)       (4,390)
   Platinum Investor III VUL                         114        (1,825)       (1,711)
   Platinum Investor IV VUL                        7,827          (953)        6,874
   Platinum Investor IV VUL                          280        (8,473)       (8,193)
   Platinum Investor Plus                          4,466        (2,943)        1,523
   Platinum Investor Plus                             --           (30)          (30)
   Platinum Investor Survivor                         90          (108)          (18)
   Platinum Investor Survivor II                     443          (279)          164
   Platinum Investor VIP VUL                       2,525        (5,457)       (2,932)
   Platinum Investor VUL                           4,004        (6,436)       (2,432)
   Platinum Investor VUL                              --            --            --
   Protection Advantage Select VUL                   255          (121)          134
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                  70        (9,729)       (9,659)
   Corporate America - Andesa                         --        (7,996)       (7,996)
   Corporate America                               7,307            --         7,307
   Platinum Investor IV VUL                       30,521        (1,739)       28,782
   Platinum Investor III VUL                      11,463       (25,647)      (14,184)
   Platinum Investor III VUL                         127        (5,680)       (5,553)
   Platinum Investor IV VUL                        1,172       (31,557)      (30,385)
   Platinum Investor Plus                          4,190        (3,489)          701
   Platinum Investor Plus                             24        (2,045)       (2,021)
   Platinum Investor Survivor                        831          (734)           97
   Platinum Investor Survivor II                      87        (2,720)       (2,633)
   Platinum Investor VUL                           7,192       (11,081)       (3,889)
   Platinum Investor VUL                              --            --            --
Putnam VT International Value Fund - Class IB
   Corporate America                                   1       (11,720)      (11,719)
   Platinum Investor IV VUL                       20,736        (2,785)       17,951
   Corporate America                              13,438            --        13,438
   Platinum Investor FlexDirector VUL                  8            (6)            2

                                   VL-R - 53

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                  Accumulation  Accumulation  Net Increase
Divisions                                         Units Issued Units Redeemed  (Decrease)
---------                                         ------------ -------------- ------------
   Platinum Investor III VUL                         16,025       (26,485)      (10,460)
   Platinum Investor III VUL                            150        (3,790)       (3,640)
   Platinum Investor IV VUL                             596       (15,517)      (14,921)
   Platinum Investor Plus                             3,022        (3,875)         (853)
   Platinum Investor Plus                                74          (766)         (692)
   Platinum Investor Survivor                         1,449          (981)          468
   Platinum Investor Survivor II                      3,061        (1,095)        1,966
   Platinum Investor VIP VUL                          6,890        (5,839)        1,051
   Platinum Investor VIP VUL                             48           (16)           32
   Platinum Investor VUL                              8,488       (19,336)      (10,848)
   Platinum Investor VUL                                 35            (8)           27
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                        30          (179)         (149)
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                              264           (25)          239
   AG Legacy Plus                                        33          (401)         (368)
   AG Legacy Plus                                        --            --            --
   Income Advantage Select VUL                           26          (110)          (84)
   Protection Advantage Select VUL                      168           (85)           83
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                       104          (542)         (438)
   AG Legacy Plus                                        --            --            --
Seasons ST Mid Cap Value Portfolio - Class 3
   Income Advantage Select VUL                            5            (5)           --
   Protection Advantage Select VUL                       65            (6)           59
   Platinum Choice VUL                                  965           (51)          914
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                              101        (1,117)       (1,016)
   Income Advantage Select VUL                           51           (12)           39
   Platinum Investor FlexDirector VUL                     1            --             1
   Platinum Investor III VUL                          7,723        (3,237)        4,486
   Platinum Investor III VUL                             72        (2,935)       (2,863)
   Platinum Investor IV VUL                             312        (5,621)       (5,309)
   Platinum Investor VIP VUL                          3,188            (6)        3,182
   Platinum Investor IV VUL                           5,728          (688)        5,040
   Platinum Investor Plus                             1,717        (1,485)          232
   Platinum Investor Plus                                10          (871)         (861)
   Platinum Investor Survivor II                         12            (1)           11
   Platinum Investor VIP VUL                          1,122        (2,287)       (1,165)
   Platinum Investor VUL                                137          (154)          (17)
   Protection Advantage Select VUL                       24           (29)           (5)
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                              128           (33)           95
   Corporate America                                     --           (34)          (34)
   Income Advantage Select VUL                          245          (181)           64
   Platinum Choice VUL                                4,770           (55)        4,715
   Platinum Investor FlexDirector VUL                     2            (1)            1
   Platinum Investor III VUL                          7,176        (8,341)       (1,165)
   Platinum Investor III VUL                             61        (2,522)       (2,461)
   Platinum Investor IV VUL                           3,579          (378)        3,201
   Platinum Investor IV VUL                             395        (3,733)       (3,338)
   Platinum Investor Plus                             2,013        (1,523)          490
   Platinum Investor Plus                                49          (847)         (798)
   Platinum Investor Survivor                           235           (51)          184
   Platinum Investor Survivor II                      4,046          (113)        3,933
   Platinum Investor VIP VUL                            658          (311)          347
   Platinum Investor VUL                              5,977        (1,482)        4,495
   Protection Advantage Select VUL                      152          (338)         (186)
UIF Growth Portfolio - Class I Shares
   Platinum Investor III VUL                          1,736        (3,376)       (1,640)
   Platinum Investor III VUL                             58          (547)         (489)

                                   VL-R - 54

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                                   Accumulation  Accumulation  Net Increase
Divisions                                          Units Issued Units Redeemed  (Decrease)
---------                                          ------------ -------------- ------------
   Platinum Investor IV VUL                              274        (1,758)       (1,484)
   Platinum Investor IV VUL                            1,826           (69)        1,757
   Platinum Investor Plus                              1,235        (1,860)         (625)
   Platinum Investor Plus                                 19          (621)         (602)
   Platinum Investor Survivor                            261          (173)           88
   Platinum Investor Survivor II                          --           (29)          (29)
   Platinum Investor VUL                               4,147       (11,278)       (7,131)
   Platinum Investor VUL                                  --            --            --
VALIC Company I Dynamic Allocation Fund
   Income Advantage Select VUL                           481           (98)          383
   Platinum Choice VUL                                46,713        (4,857)       41,856
   Protection Advantage Select VUL                       828          (343)          485
VALIC Company I Emerging Economies Fund
   Income Advantage Select VUL                           149          (105)           44
   Platinum Choice VUL                                   389           (36)          353
   Protection Advantage Select VUL                       297          (104)          193
VALIC Company I Foreign Value Fund
   Protection Advantage Select VUL                       325           (21)          304
   Platinum Choice VUL                                 3,644          (982)        2,662
VALIC Company II Mid Cap Value
   Income Advantage Select VUL                           200           (62)          138
   Platinum Choice VUL                                   886           (83)          803
   Protection Advantage Select VUL                       366           (62)          304
VALIC Company II Strategic Bond Fund
   Income Advantage Select VUL                           769          (294)          475
   Platinum Choice VUL                                 4,408           (60)        4,348
   Protection Advantage Select VUL                     2,001        (1,402)          599
VALIC Company II Socially Responsible Fund
   Income Advantage Select VUL                            94           (44)           50
   Platinum Choice VUL                                   197           (23)          174
   Protection Advantage Select VUL                     1,025        (1,158)         (133)
VALIC Company I International Equities Index Fund
   AG Income Advantage VUL                               653       (12,890)      (12,237)
   AG Legacy Plus                                         --          (133)         (133)
   Corporate America                                     220          (127)           93
   Income Advantage Select VUL                           519          (208)          311
   Platinum Choice VUL                                   672           (86)          586
   Platinum Investor IV VUL                            8,341          (480)        7,861
   Platinum Investor FlexDirector VUL                  9,994          (122)        9,872
   Platinum Investor FlexDirector VUL                     --            --            --
   Platinum Investor III VUL                           8,111        (4,339)        3,772
   Platinum Investor III VUL                              54        (2,034)       (1,980)
   Platinum Investor IV VUL                              412        (6,414)       (6,002)
   Platinum Investor Plus                              5,470          (570)        4,900
   Platinum Investor Plus                                 30        (2,275)       (2,245)
   Platinum Investor Survivor                          1,363        (1,244)          119
   Platinum Investor Survivor II                         278           (93)          185
   Platinum Investor VIP VUL                           5,183       (10,256)       (5,073)
   Platinum Investor VUL                              39,072       (18,856)       20,216
   Platinum Investor VUL                                  --        (6,266)       (6,266)
   Protection Advantage Select VUL                       531          (722)         (191)
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                               400        (1,206)         (806)
   AG Legacy Plus                                         59          (355)         (296)
   AG Legacy Plus                                         --            --            --
   Corporate America                                      --           (30)          (30)
   Corporate America - Andesa                             --           (83)          (83)
   Income Advantage Select VUL                           304           (96)          208
   Platinum Choice VUL                                   447          (134)          313
   Platinum Investor IV VUL                           15,888        (1,017)       14,871
   Platinum Investor FlexDirector VUL                     14           (11)            3

                                   VL-R - 55

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                           Accumulation  Accumulation  Net Increase
Divisions                                  Units Issued Units Redeemed  (Decrease)
---------                                  ------------ -------------- ------------
   Platinum Investor III VUL                  19,790        (27,417)      (7,627)
   Platinum Investor III VUL                     189         (8,646)      (8,457)
   Platinum Investor IV VUL                      773        (13,302)     (12,529)
   Platinum Investor Plus                      8,872         (5,168)       3,704
   Platinum Investor Plus                         78         (4,258)      (4,180)
   Platinum Investor Survivor                    786         (1,156)        (370)
   Platinum Investor Survivor II                 269         (2,602)      (2,333)
   Platinum Investor VIP VUL                   1,751         (8,127)      (6,376)
   Platinum Investor VIP VUL                      13             (3)          10
   Platinum Investor VUL                       6,109        (48,420)     (42,311)
   Platinum Investor VUL                          --             --           --
   Protection Advantage Select VUL             1,304           (339)         965
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                    12,382         (8,050)       4,332
   AG Income Advantage VUL                        --            (37)         (37)
   AG Legacy Plus                              1,386         (1,248)         138
   Corporate America                           1,176         (1,331)        (155)
   Income Advantage Select VUL                 3,604           (475)       3,129
   Platinum Investor FlexDirector VUL             --            (11)         (11)
   Platinum Investor FlexDirector VUL             61            (95)         (34)
   Platinum Investor III VUL                  99,721        (94,643)       5,078
   Platinum Investor III VUL                   1,076        (18,218)     (17,142)
   Platinum Investor IV VUL                   24,185         (3,249)      20,936
   Platinum Investor IV VUL                    9,184        (22,297)     (13,113)
   Platinum Investor Plus                     12,853         (5,575)       7,278
   Platinum Investor Plus                         93         (2,378)      (2,285)
   Platinum Investor Survivor                 19,895        (15,194)       4,701
   Platinum Investor Survivor                     --             --           --
   Platinum Investor Survivor II              12,759        (20,614)      (7,855)
   Platinum Investor VIP VUL                  13,582        (10,637)       2,945
   Platinum Investor VIP VUL                      90           (266)        (176)
   Platinum Investor VUL                     173,511       (171,682)       1,829
   Platinum Investor VUL                          25            (50)         (25)
   Protection Advantage Select VUL            15,620         (2,233)      13,387
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                       158         (1,384)      (1,226)
   Income Advantage Select VUL                   845           (136)         709
   Platinum Investor FlexDirector VUL          1,566           (112)       1,454
   Platinum Investor FlexDirector VUL            190             (1)         189
   Platinum Investor VIP VUL                   1,668            (96)       1,572
   Platinum Choice VUL                           191            (14)         177
   Platinum Investor IV VUL                    3,158           (275)       2,883
   Platinum Investor III VUL                  34,739        (19,566)      15,173
   Platinum Investor III VUL                     193        (10,087)      (9,894)
   Platinum Investor IV VUL                      383         (3,001)      (2,618)
   Platinum Investor Plus                      1,897         (2,216)        (319)
   Platinum Investor Plus                         21           (763)        (742)
   Platinum Investor Survivor                    227           (272)         (45)
   Platinum Investor Survivor II                 258         (1,160)        (902)
   Platinum Investor VIP VUL                   1,208         (5,044)      (3,836)
   Platinum Investor VUL                      14,666         (4,510)      10,156
   Platinum Investor VUL                          45            (10)          35
   Protection Advantage Select VUL             1,557           (538)       1,019
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                        96             (9)          87
   Income Advantage Select VUL                    67            (39)          28
   Platinum Choice VUL                           934           (100)         834
   Platinum Investor IV VUL                    4,219            (46)       4,173
   Platinum Investor FlexDirector VUL          6,840           (118)       6,722
   Platinum Investor FlexDirector VUL            379             (4)         375
   Platinum Investor III VUL                   8,941         (7,065)       1,876

                                   VL-R - 56

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                        Accumulation  Accumulation  Net Increase
Divisions                               Units Issued Units Redeemed  (Decrease)
---------                               ------------ -------------- ------------
   Platinum Investor III VUL                   84        (3,232)       (3,148)
   Platinum Investor IV VUL                   256        (3,434)       (3,178)
   Platinum Investor Plus                   1,003          (637)          366
   Platinum Investor Plus                       6           (84)          (78)
   Platinum Investor Survivor                 123           (63)           60
   Platinum Investor Survivor II              274          (129)          145
   Platinum Investor VIP VUL                  534          (387)          147
   Platinum Investor VUL                    5,394        (2,757)        2,637
   Platinum Investor VUL                       --            --            --
   Protection Advantage Select VUL          1,008          (898)          110
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                  3,578        (1,144)        2,434
   Corporate America                           --        (1,725)       (1,725)
   Corporate Investor Select                   --           (78)          (78)
   Income Advantage Select VUL              1,150          (182)          968
   Platinum Choice VUL                      1,073          (161)          912
   Platinum Investor IV VUL                 8,691          (788)        7,903
   Platinum Investor FlexDirector VUL          --        (1,796)       (1,796)
   Platinum Investor FlexDirector VUL           6            (8)           (2)
   Platinum Investor III VUL                9,368       (24,209)      (14,841)
   Platinum Investor III VUL                  322        (4,506)       (4,184)
   Platinum Investor IV VUL                 1,117        (8,333)       (7,216)
   Platinum Investor Plus                   5,738        (5,588)          150
   Platinum Investor Plus                      64        (3,308)       (3,244)
   Platinum Investor Survivor                 776          (663)          113
   Platinum Investor Survivor II              807        (1,612)         (805)
   Platinum Investor VIP VUL                3,199       (10,848)       (7,649)
   Platinum Investor VUL                    2,444       (69,690)      (67,246)
   Platinum Investor VUL                       --            --            --
   Protection Advantage Select VUL          1,773          (586)        1,187
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                    486        (4,064)       (3,578)
   AG Legacy Plus                              35          (345)         (310)
   AG Legacy Plus                              --            --            --
   Corporate America                           19        (3,500)       (3,481)
   Corporate America - Andesa                  --          (169)         (169)
   Corporate Investor Select                   --           (79)          (79)
   Income Advantage Select VUL                306           (91)          215
   Platinum Investor IV VUL                27,160        (3,531)       23,629
   Platinum Choice VUL                      1,117           (87)        1,030
   Platinum Investor FlexDirector VUL         427           (38)          389
   Platinum Investor FlexDirector VUL           9          (539)         (530)
   Platinum Investor III VUL               24,983       (37,670)      (12,687)
   Platinum Investor III VUL                   98        (7,632)       (7,534)
   Platinum Investor IV VUL                   851       (23,675)      (22,824)
   Platinum Investor Plus                  13,195        (7,234)        5,961
   Platinum Investor Plus                      89        (6,033)       (5,944)
   Platinum Investor Survivor               3,052       (41,916)      (38,864)
   Platinum Investor Survivor II            1,755        (6,641)       (4,886)
   Platinum Investor VIP VUL                5,652       (16,192)      (10,540)
   Platinum Investor VUL                   42,011       (76,782)      (34,771)
   Platinum Investor VUL                       --            --            --
   Protection Advantage Select VUL          1,171          (420)          751
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                    587        (1,548)         (961)
   Corporate America                        1,145        (2,817)       (1,672)
   Corporate Investor Select                   --           (64)          (64)
   Platinum Investor IV VUL                22,020        (2,654)       19,366
   Corporate America                            9            (1)            8
   Income Advantage Select VUL                223          (162)           61
   Platinum Investor FlexDirector VUL          --            (2)           (2)

                                   VL-R - 57

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2015.

                                        Accumulation  Accumulation  Net Increase
Divisions                               Units Issued Units Redeemed  (Decrease)
---------                               ------------ -------------- ------------
   Platinum Investor FlexDirector VUL           5            (7)           (2)
   Platinum Investor III VUL               16,969       (23,092)       (6,123)
   Platinum Investor III VUL                  352        (8,969)       (8,617)
   Platinum Investor IV VUL                   685       (23,367)      (22,682)
   Platinum Investor Plus                   3,072        (3,386)         (314)
   Platinum Investor Plus                      38        (1,787)       (1,749)
   Platinum Investor Survivor               3,821       (13,934)      (10,113)
   Platinum Investor Survivor II            3,977       (30,255)      (26,278)
   Platinum Investor VIP VUL                3,442        (4,290)         (848)
   Platinum Investor VIP VUL                   33          (100)          (67)
   Platinum Investor VUL                    2,245        (9,572)       (7,327)
   Platinum Investor VUL                       26            (5)           21
   Protection Advantage Select VUL            476          (174)          302
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                  1,228        (2,760)       (1,532)
   AG Income Advantage VUL                     --            (7)           (7)
   Corporate America                          479        (3,959)       (3,480)
   Corporate America                        4,038           (13)        4,025
   Income Advantage Select VUL                353          (467)         (114)
   Income Advantage Select VUL                 30           (39)           (9)
   Platinum Investor FlexDirector VUL         957          (114)          843
   Platinum Investor FlexDirector VUL          18        (1,328)       (1,310)
   Platinum Investor III VUL               41,787       (45,522)       (3,735)
   Platinum Investor III VUL                  583       (13,039)      (12,456)
   Platinum Investor IV VUL                47,781        (2,060)       45,721
   Platinum Investor IV VUL                 1,424       (38,920)      (37,496)
   Platinum Investor Plus                   8,180        (7,022)        1,158
   Platinum Investor Plus                      62        (2,836)       (2,774)
   Platinum Investor Survivor                 531          (686)         (155)
   Platinum Investor Survivor II            1,734        (1,570)          164
   Platinum Investor VIP VUL                6,895       (12,038)       (5,143)
   Platinum Investor VIP VUL                  131          (218)          (87)
   Platinum Investor VUL                   15,348       (18,083)       (2,735)
   Platinum Investor VUL                       --            --            --
   Protection Advantage Select VUL          2,076        (1,793)          283

                                   VL-R - 58

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units

Summary of Changes in Units for the year ended December 31, 2014.

                                                         Accumulation  Accumulation  Net Increase
Divisions                                                Units Issued Units Redeemed  (Decrease)
---------                                                ------------ -------------- ------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                   2,017          (753)        1,264
   Corporate America                                           174          (124)           50
   Income Advantage Select VUL                               3,965          (999)        2,966
   Platinum Investor FlexDirector VUL                        7,397           (55)        7,342
   Platinum Investor FlexDirector VUL                           12        (4,544)       (4,532)
   Platinum Investor III VUL                                46,740       (14,394)       32,346
   Platinum Investor III VUL                                 1,408       (21,663)      (20,255)
   Platinum Investor IV VUL                                  3,174        (1,779)        1,395
   Platinum Investor Plus                                    9,947          (436)        9,511
   Platinum Investor Plus                                      871        (5,538)       (4,667)
   Platinum Investor Survivor                                  140          (129)           11
   Platinum Investor Survivor II                               872          (745)          127
   Platinum Investor VIP VUL                                 2,949        (2,729)          220
   Platinum Investor VIP VUL                                 1,078          (200)          878
   Platinum Investor VUL                                        19        (2,981)       (2,962)
   Protection Advantage Select VUL                           2,168          (696)        1,472
Alger Mid Cap Growth Portfolio - Class I-2 Shares
   AG Income Advantage VUL                                   5,493        (2,940)        2,553
   AG Income Advantage VUL                                      --           (17)          (17)
   Corporate America                                            35          (997)         (962)
   Income Advantage Select VUL                                  78          (204)         (126)
   Platinum Investor FlexDirector VUL                           16            (6)           10
   Platinum Investor III VUL                                39,795       (11,142)       28,653
   Platinum Investor III VUL                                   615       (19,663)      (19,048)
   Platinum Investor IV VUL                                  1,887        (1,919)          (32)
   Platinum Investor Plus                                   13,398        (1,083)       12,315
   Platinum Investor Plus                                      163        (6,526)       (6,363)
   Platinum Investor Survivor                                1,378        (1,035)          343
   Platinum Investor Survivor II                               263           (94)          169
   Platinum Investor VIP VUL                                 4,131        (2,746)        1,385
   Platinum Investor VUL                                       545        (9,517)       (8,972)
   Platinum Investor VUL                                         9          (274)         (265)
   Protection Advantage Select VUL                             394          (301)           93
American Century VP Value Fund - Class I
   AG Income Advantage VUL                                     586          (241)          345
   AG Legacy Plus                                            1,145        (3,682)       (2,537)
   AG Legacy Plus                                                1          (633)         (632)
   Corporate America                                           352          (535)         (183)
   Income Advantage Select VUL                               1,347           (50)        1,297
   Platinum Investor FlexDirector VUL                          135           (53)           82
   Platinum Investor FlexDirector VUL                           16          (120)         (104)
   Platinum Investor III VUL                                76,515       (33,629)       42,886
   Platinum Investor III VUL                                 1,704       (49,246)      (47,542)
   Platinum Investor IV VUL                                  3,294        (5,900)       (2,606)
   Platinum Investor Plus                                   17,495        (3,447)       14,048
   Platinum Investor Plus                                      339       (14,224)      (13,885)
   Platinum Investor Survivor                                  693        (1,820)       (1,127)
   Income Advantage Select VUL                               5,622          (108)        5,514
   Protection Advantage Select VUL                             188           (17)          171
American Funds IS Growth Fund Class 2
   Platinum Investor Survivor II                             1,021        (1,368)         (347)
   Platinum Investor VIP VUL                                 6,227        (6,748)         (521)
   Platinum Investor VUL                                    14,271       (12,171)        2,100
   Platinum Investor VUL                                         1        (5,212)       (5,211)
   Protection Advantage Select VUL                             482          (571)          (89)

                                   VL-R - 59

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                                     Accumulation  Accumulation  Net Increase
Divisions                                                            Units Issued Units Redeemed  (Decrease)
---------                                                            ------------ -------------- ------------
American Funds IS Asset Allocation Fund Class 2
   Income Advantage Select VUL                                             132             (9)         123
   Protection Advantage Select VUL                                       6,784           (105)       6,679
American Funds IS Global Growth Fund Class 2
   Income Advantage Select VUL                                             512            (68)         444
   Protection Advantage Select VUL                                         580           (125)         455
American Funds IS Growth-Income Fund Class 2
   Income Advantage Select VUL                                           3,820            (35)       3,785
   Protection Advantage Select VUL                                       2,011           (122)       1,889
American Funds IS High-Income Bond Fund Class 2
   Income Advantage Select VUL                                           2,408            (22)       2,386
   Protection Advantage Select VUL                                         234             (3)         231
American Funds IS International Fund Class 2
   Income Advantage Select VUL                                             167            (19)         148
   Protection Advantage Select VUL                                         357           (105)         252
Anchor Series Trust Capital Appreciation Portfolio - Class 3
   Income Advantage Select VUL                                             833            (18)         815
   Protection Advantage Select VUL                                         216             (8)         208
Anchor Series Trust Government and Quality Bond Portfolio - Class 3
   Income Advantage Select VUL                                             358            (21)         337
Dreyfus IP MidCap Stock Portfolio - Initial Shares
   Platinum Investor FlexDirector VUL                                    8,136             (5)       8,131
   Platinum Investor FlexDirector VUL                                       --         (6,490)      (6,490)
   Platinum Investor III VUL                                            28,581        (19,780)       8,801
   Platinum Investor III VUL                                               431        (24,096)     (23,665)
   Platinum Investor IV VUL                                              1,623         (2,121)        (498)
   Platinum Investor Plus                                                6,500         (1,820)       4,680
   Platinum Investor Plus                                                  190         (4,265)      (4,075)
   Platinum Investor Survivor                                           33,728         (1,288)      32,440
   Platinum Investor Survivor II                                            22           (195)        (173)
   Platinum Investor VUL                                                 1,731         (3,819)      (2,088)
Dreyfus VIF International Value Portfolio - Initial Shares
   AG Income Advantage VUL                                               1,544           (244)       1,300
   AG Income Advantage VUL                                                  --            (18)         (18)
   Income Advantage Select VUL                                             466           (578)        (112)
   Protection Advantage Select VUL                                         770           (891)        (121)
   Corporate America - Andesa                                               29           (137)        (108)
   Platinum Investor III VUL                                            39,883        (20,186)      19,697
   Platinum Investor III VUL                                             1,110        (42,930)     (41,820)
   Platinum Investor IV VUL                                              2,734         (2,410)         324
   Platinum Investor Plus                                                9,765         (2,286)       7,479
   Platinum Investor Plus                                                  209         (8,920)      (8,711)
   Platinum Investor Survivor                                              555         (2,276)      (1,721)
   Platinum Investor Survivor II                                           108           (511)        (403)
   Platinum Investor VUL                                                 3,753       (103,642)     (99,889)
   Platinum Investor VUL                                                    --             --           --
Dreyfus VIF Quality Bond Portfolio - Initial Shares
   Corporate America                                                       270           (630)        (360)
   Corporate America - Andesa                                               16            (77)         (61)
   Platinum Investor III VUL                                            26,860        (20,551)       6,309
   Platinum Investor III VUL                                               746        (20,624)     (19,878)
   Platinum Investor IV VUL                                              1,296        (10,463)      (9,167)
   Platinum Investor Plus                                                4,030           (495)       3,535
   Platinum Investor Plus                                                  129         (2,993)      (2,864)
   Platinum Investor Survivor                                              960         (1,628)        (668)
   Platinum Investor Survivor II                                           820           (379)         441
   Platinum Investor VUL                                                 2,450        (32,418)     (29,968)
   Platinum Investor VUL                                                     1             (5)          (4)
Fidelity VIP Asset Manager Portfolio - Service Class 2

                                   VL-R - 60

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                        Accumulation  Accumulation  Net Increase
Divisions                                               Units Issued Units Redeemed  (Decrease)
---------                                               ------------ -------------- ------------
   AG Income Advantage VUL                                    385         (1,774)       (1,389)
   AG Legacy Plus                                           4,420         (1,289)        3,131
   AG Legacy Plus                                              --         (3,353)       (3,353)
   Corporate America                                           --           (329)         (329)
   Income Advantage Select VUL                                 64            (18)           46
   Platinum Investor FlexDirector VUL                           8            (58)          (50)
   Platinum Investor III VUL                               35,910        (24,775)       11,135
   Platinum Investor III VUL                                3,666        (32,923)      (29,257)
   Platinum Investor IV VUL                                   360           (835)         (475)
   Platinum Investor Plus                                   6,819         (2,965)        3,854
   Platinum Investor Plus                                     247         (4,619)       (4,372)
   Platinum Investor Survivor                                 549           (322)          227
   Platinum Investor Survivor II                              551            (77)          474
   Platinum Investor VIP VUL                                1,738           (732)        1,006
   Platinum Investor VUL                                    7,305         (5,630)        1,675
   Protection Advantage Select VUL                          2,183         (1,878)          305
Fidelity VIP Contrafund Portfolio - Service Class 2
   AG Income Advantage VUL                                  1,529         (7,252)       (5,723)
   AG Legacy Plus                                           1,680         (2,681)       (1,001)
   AG Legacy Plus                                               1         (1,046)       (1,045)
   Corporate America                                          986         (2,457)       (1,471)
   Income Advantage Select VUL                              5,988         (1,065)        4,923
   Platinum Investor FlexDirector VUL                         781            (58)          723
   Platinum Investor FlexDirector VUL                         525           (741)         (216)
   Platinum Investor III VUL                              151,071        (54,099)       96,972
   Platinum Investor III VUL                                1,618       (121,512)     (119,894)
   Platinum Investor IV VUL                                 4,624        (18,115)      (13,491)
   Platinum Investor Plus                                  53,326         (4,685)       48,641
   Platinum Investor Plus                                     516        (33,658)      (33,142)
   Platinum Investor Survivor                             106,069         (7,777)       98,292
   Platinum Investor Survivor II                              912         (3,281)       (2,369)
   Platinum Investor VIP VUL                               11,643        (14,532)       (2,889)
   Platinum Investor VIP VUL                                   15            (45)          (30)
   Platinum Investor VUL                                   10,806        (66,718)      (55,912)
   Platinum Investor VUL                                      128         (1,254)       (1,126)
   Protection Advantage Select VUL                          3,931         (2,145)        1,786
Fidelity VIP Equity-Income Portfolio - Service Class 2
   AG Income Advantage VUL                                    737         (1,457)         (720)
   AG Legacy Plus                                           2,117         (2,767)         (650)
   AG Legacy Plus                                               1         (1,727)       (1,726)
   Corporate America                                          835         (1,601)         (766)
   Corporate Investor Select                                   --             (9)           (9)
   Income Advantage Select VUL                              3,723           (705)        3,018
   Platinum Investor FlexDirector VUL                      12,066            (49)       12,017
   Platinum Investor FlexDirector VUL                          30         (9,661)       (9,631)
   Platinum Investor III VUL                              116,925        (32,898)       84,027
   Platinum Investor III VUL                                  960        (98,973)      (98,013)
   Platinum Investor IV VUL                                 5,018         (6,292)       (1,274)
   Platinum Investor Plus                                  28,348         (3,905)       24,443
   Platinum Investor Plus                                   1,777        (23,941)      (22,164)
   Platinum Investor Survivor                               2,526         (2,607)          (81)
   Platinum Investor Survivor II                            2,236         (3,499)       (1,263)
   Platinum Investor VIP VUL                                8,786         (6,570)        2,216
   Platinum Investor VIP VUL                                  144           (263)         (119)
   Platinum Investor VUL                                    9,025        (59,676)      (50,651)
   Platinum Investor VUL                                      137           (135)            2
   Protection Advantage Select VUL                          2,482         (1,200)        1,282
Fidelity VIP Freedom 2020 Portfolio - Service Class 2
   AG Income Advantage VUL                                  1,007           (552)          455
   Corporate America                                        1,167             (9)        1,158
   Corporate Investor Select                                    1            (11)          (10)
   Income Advantage Select VUL                                 58            (14)           44

                                   VL-R - 61

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                       Accumulation  Accumulation  Net Increase
Divisions                                              Units Issued Units Redeemed  (Decrease)
---------                                              ------------ -------------- ------------
   Platinum Investor FlexDirector VUL                         47            (33)           14
   Platinum Investor III VUL                               3,253         (4,719)       (1,466)
   Platinum Investor III VUL                                 141           (435)         (294)
   Platinum Investor IV VUL                                   42           (219)         (177)
   Platinum Investor VIP VUL                                 761           (348)          413
   Protection Advantage Select VUL                           423           (535)         (112)
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
   AG Income Advantage VUL                                    --         (1,421)       (1,421)
   Corporate America                                         900         (7,967)       (7,067)
   Income Advantage Select VUL                                 1             (3)           (2)
   Platinum Investor III VUL                                 314         (1,226)         (912)
   Platinum Investor III VUL                                  32            (33)           (1)
   Platinum Investor IV VUL                                   19             (6)           13
   Platinum Investor Survivor II                           1,871           (684)        1,187
   Platinum Investor VIP VUL                               1,173           (123)        1,050
   Platinum Investor VUL                                      --         (1,698)       (1,698)
   Protection Advantage Select VUL                            78           (131)          (53)
Fidelity VIP Freedom 2030 Portfolio - Service Class 2
   AG Income Advantage VUL                                 1,545           (145)        1,400
   Income Advantage Select VUL                               615            (37)          578
   Platinum Investor III VUL                               2,036           (774)        1,262
   Platinum Investor III VUL                                 117         (1,341)       (1,224)
   Platinum Investor IV VUL                                  276           (125)          151
   Platinum Investor Plus                                    354           (133)          221
   Platinum Investor Plus                                     26           (303)         (277)
   Platinum Investor Survivor II                              --            (25)          (25)
   Platinum Investor VIP VUL                               3,694         (6,529)       (2,835)
   Platinum Investor VIP VUL                                  25             (2)           23
   Protection Advantage Select VUL                           429           (166)          263
Fidelity VIP Growth Portfolio - Service Class 2
   AG Income Advantage VUL                                   532           (992)         (460)
   AG Legacy Plus                                          1,829         (1,011)          818
   AG Legacy Plus                                              3         (1,806)       (1,803)
   Corporate America                                         629           (777)         (148)
   Income Advantage Select VUL                             1,115           (246)          869
   Platinum Investor FlexDirector VUL                         21            (21)           --
   Platinum Investor III VUL                              94,726        (27,479)       67,247
   Platinum Investor III VUL                                 993       (124,386)     (123,393)
   Platinum Investor IV VUL                                2,308         (4,892)       (2,584)
   Platinum Investor Plus                                 39,037         (8,651)       30,386
   Platinum Investor Plus                                    769        (30,075)      (29,306)
   Platinum Investor Survivor                              1,531         (1,302)          229
   Platinum Investor Survivor II                             550         (3,425)       (2,875)
   Platinum Investor VIP VUL                               5,300         (8,420)       (3,120)
   Platinum Investor VUL                                   8,519        (11,747)       (3,228)
   Platinum Investor VUL                                      16             --            16
   Protection Advantage Select VUL                         1,635         (1,051)          584
Fidelity VIP Mid Cap Portfolio - Service Class 2
   AG Income Advantage VUL                                 2,715         (5,311)       (2,596)
   Corporate America                                         523           (421)          102
   Corporate Investor Select                                  --             (9)           (9)
   Income Advantage Select VUL                             5,862           (674)        5,188
   Income Advantage Select VUL                                17             (2)           15
   Platinum Investor FlexDirector VUL                        140            (50)           90
   Platinum Investor FlexDirector VUL                         32           (311)         (279)
   Platinum Investor III VUL                              82,864        (21,690)       61,174
   Platinum Investor III VUL                               1,012        (32,893)      (31,881)
   Platinum Investor IV VUL                                4,501         (7,467)       (2,966)
   Platinum Investor Plus                                 19,418         (1,199)       18,219
   Platinum Investor Plus                                    187         (8,411)       (8,224)
   Platinum Investor Survivor                              1,101         (1,250)         (149)
   Platinum Investor Survivor II                             282           (439)         (157)

                                   VL-R - 62

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                                           Accumulation  Accumulation  Net Increase
Divisions                                                                  Units Issued Units Redeemed  (Decrease)
---------                                                                  ------------ -------------- ------------
   Platinum Investor VIP VUL                                                   6,926        (7,512)         (586)
   Platinum Investor VIP VUL                                                      75          (164)          (89)
   Platinum Investor VUL                                                       5,082        (4,513)          569
   Platinum Investor VUL                                                           5        (2,070)       (2,065)
   Protection Advantage Select VUL                                             2,133          (462)        1,671
Fidelity VIP Money Market Portfolio - Service Class 2
   Income Advantage Select VUL                                                74,836       (74,712)          124
   Protection Advantage Select VUL                                            35,646       (33,407)        2,239
Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
   AG Income Advantage VUL                                                     3,423          (563)        2,860
   Corporate America                                                             999          (389)          610
   Income Advantage Select VUL                                                 1,952          (829)        1,123
   Income Advantage Select VUL                                                     6           (18)          (12)
   Platinum Investor FlexDirector VUL                                            543           (12)          531
   Platinum Investor FlexDirector VUL                                             21          (411)         (390)
   Platinum Investor III VUL                                                  49,844        (9,712)       40,132
   Platinum Investor III VUL                                                     445       (24,500)      (24,055)
   Platinum Investor IV VUL                                                    4,734        (7,769)       (3,035)
   Platinum Investor Plus                                                     21,391        (1,431)       19,960
   Platinum Investor Plus                                                        198       (11,915)      (11,717)
   Platinum Investor Survivor                                                  1,617          (751)          866
   Platinum Investor Survivor II                                                 377          (756)         (379)
   Platinum Investor VIP VUL                                                   6,670        (6,899)         (229)
   Platinum Investor VIP VUL                                                      54          (135)          (81)
   Platinum Investor VUL                                                       4,246        (9,710)       (5,464)
   Platinum Investor VUL                                                           6        (2,094)       (2,088)
   Protection Advantage Select VUL                                             2,134          (464)        1,670
Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
   AG Legacy Plus                                                                196          (305)         (109)
   AG Legacy Plus                                                                  2          (196)         (194)
Franklin Templeton Franklin U.S. Government Securities VIP Fund - Class 2
   Corporate America                                                           3,920       (34,228)      (30,308)
   Platinum Investor FlexDirector VUL                                             17           (15)            2
   Platinum Investor III VUL                                                  19,755        (7,928)       11,827
   Platinum Investor III VUL                                                     535       (21,430)      (20,895)
   Platinum Investor IV VUL                                                    1,706       (13,431)      (11,725)
   Platinum Investor Plus                                                      6,184        (2,101)        4,083
   Platinum Investor Plus                                                        259        (7,073)       (6,814)
   Platinum Investor Survivor                                                    448          (394)           54
   Platinum Investor Survivor II                                                 480           (97)          383
   Platinum Investor VIP VUL                                                   1,406        (6,697)       (5,291)
   Platinum Investor VUL                                                       4,007       (15,087)      (11,080)
   Platinum Investor VUL                                                          19          (980)         (961)
Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
   AG Income Advantage VUL                                                       745          (290)          455
   Corporate America                                                           1,275           (86)        1,189
   Income Advantage Select VUL                                                 1,059          (119)          940
   Platinum Investor FlexDirector VUL                                            635            (3)          632
   Platinum Investor FlexDirector VUL                                             51          (763)         (712)
   Platinum Investor III VUL                                                  51,939       (13,717)       38,222
   Platinum Investor III VUL                                                     687       (38,193)      (37,506)
   Platinum Investor IV VUL                                                    3,233        (8,308)       (5,075)
   Platinum Investor Plus                                                      8,294        (3,643)        4,651
   Platinum Investor Plus                                                        548        (7,419)       (6,871)
   Platinum Investor Survivor                                                    690        (1,150)         (460)
   Platinum Investor Survivor II                                                 434        (2,169)       (1,735)
   Platinum Investor VIP VUL                                                   5,932        (4,913)        1,019
   Platinum Investor VIP VUL                                                      65           (26)           39
   Platinum Investor VUL                                                       4,514       (11,108)       (6,594)
   Platinum Investor VUL                                                          --        (1,387)       (1,387)
   Protection Advantage Select VUL                                             4,222        (2,069)        2,153

                                   VL-R - 63

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                                Accumulation  Accumulation  Net Increase
Divisions                                                       Units Issued Units Redeemed  (Decrease)
---------                                                       ------------ -------------- ------------
Franklin Templeton Templeton Foreign VIP Fund - Class 2
   AG Legacy Plus                                                     799         (1,941)       (1,142)
   AG Legacy Plus                                                       2         (1,337)       (1,335)
   Corporate America                                                  411         (2,922)       (2,511)
   Platinum Investor FlexDirector VUL                               8,940            (39)        8,901
   Platinum Investor FlexDirector VUL                                   4         (5,706)       (5,702)
   Platinum Investor III VUL                                       65,344         (8,911)       56,433
   Platinum Investor III VUL                                          774        (39,317)      (38,543)
   Platinum Investor IV VUL                                         1,509         (4,434)       (2,925)
   Platinum Investor Plus                                          19,043         (3,302)       15,741
   Platinum Investor Plus                                           1,410        (15,449)      (14,039)
   Platinum Investor Survivor                                       6,316         (6,179)          137
   Platinum Investor Survivor II                                    7,090         (2,678)        4,412
   Platinum Investor VIP VUL                                        9,352         (5,342)        4,010
   Platinum Investor VUL                                               --         (1,016)       (1,016)
Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
   Platinum Investor III VUL                                            6           (387)         (381)
   Platinum Investor Plus                                              --             (2)           (2)
   Platinum Investor Survivor                                          --       (268,589)     (268,589)
   Platinum Investor Survivor II                                       --           (358)         (358)
   Platinum Investor VUL                                               --           (117)         (117)
Invesco V.I. Core Equity Fund - Series I
   Corporate America                                                  742           (516)          226
   Corporate America - Andesa                                          27           (133)         (106)
   Platinum Investor III VUL                                       23,584        (19,537)        4,047
   Platinum Investor III VUL                                          625        (18,282)      (17,657)
   Platinum Investor IV VUL                                         1,508           (892)          616
   Platinum Investor Plus                                           7,667           (845)        6,822
   Platinum Investor Plus                                             204         (6,385)       (6,181)
   Platinum Investor Survivor                                       1,120         (2,230)       (1,110)
   Platinum Investor Survivor II                                      100            (30)           70
   Platinum Investor VUL                                            9,195        (46,472)      (37,277)
   Platinum Investor VUL                                               --         (4,258)       (4,258)
Invesco V.I. Global Real Estate Fund - Series I
   AG Income Advantage VUL                                            235            (75)          160
   Income Advantage Select VUL                                      5,552           (425)        5,127
   Protection Advantage Select VUL                                  1,501           (116)        1,385
Invesco V.I. Government Securities Fund - Series I
   AG Legacy Plus                                                     853         (3,665)       (2,812)
   AG Legacy Plus                                                      --           (510)         (510)
Invesco V.I. High Yield Fund - Series I
   Platinum Investor III VUL                                       11,248         (3,025)        8,223
   Platinum Investor III VUL                                          818        (10,811)       (9,993)
   Platinum Investor IV VUL                                            87         (1,504)       (1,417)
   Platinum Investor Plus                                           2,504            (35)        2,469
   Platinum Investor Plus                                             108         (2,424)       (2,316)
   Platinum Investor Survivor                                          --            (22)          (22)
   Platinum Investor Survivor II                                    7,145           (131)        7,014
   Platinum Investor VUL                                            2,512         (6,855)       (4,343)
Invesco V.I. International Growth Fund - Series I
   AG Income Advantage VUL                                            759         (1,452)         (693)
   AG Legacy Plus                                                   1,347           (741)          606
   AG Legacy Plus                                                       2         (1,053)       (1,051)
   Corporate America                                                   --         (1,068)       (1,068)
   Corporate America - Andesa                                          21           (100)          (79)
   Corporate Investor Select                                           --            (11)          (11)
   Income Advantage Select VUL                                      2,402           (518)        1,884
   Platinum Investor FlexDirector VUL                                  31           (615)         (584)
   Platinum Investor III VUL                                       47,672        (30,379)       17,293
   Platinum Investor III VUL                                        1,092        (37,268)      (36,176)
   Platinum Investor IV VUL                                         1,707         (4,705)       (2,998)
   Platinum Investor Plus                                          11,455         (3,540)        7,915

                                   VL-R - 64

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                   Accumulation  Accumulation  Net Increase
Divisions                                          Units Issued Units Redeemed  (Decrease)
---------                                          ------------ -------------- ------------
   Platinum Investor Plus                                173        (7,707)       (7,534)
   Platinum Investor Survivor                            673        (2,530)       (1,857)
   Platinum Investor Survivor II                       1,347        (2,235)         (888)
   Platinum Investor VIP VUL                           6,802        (4,860)        1,942
   Platinum Investor VIP VUL                             199          (237)          (38)
   Platinum Investor VUL                               4,295       (55,351)      (51,056)
   Platinum Investor VUL                                  88           (39)           49
   Protection Advantage Select VUL                     4,347          (413)        3,934
Invesco V.I. American Franchise Fund - Series I
   AG Legacy Plus                                         --          (123)         (123)
Invesco V.I. Growth and Income Fund - Series I
   AG Income Advantage VUL                               593          (318)          275
   AG Income Advantage VUL                                --           (18)          (18)
   Corporate America                                      76           (58)           18
   Income Advantage Select VUL                           445          (112)          333
   Platinum Investor FlexDirector VUL                      4           (90)          (86)
   Platinum Investor III VUL                          49,556       (11,159)       38,397
   Platinum Investor III VUL                           1,384       (39,941)      (38,557)
   Platinum Investor IV VUL                            2,994        (9,873)       (6,879)
   Platinum Investor Plus                             10,244        (2,940)        7,304
   Platinum Investor Plus                                319        (7,081)       (6,762)
   Platinum Investor Survivor                            186        (1,691)       (1,505)
   Platinum Investor Survivor II                       4,567        (1,824)        2,743
   Platinum Investor VIP VUL                           5,642        (3,287)        2,355
   Platinum Investor VUL                               8,005       (14,031)       (6,026)
   Platinum Investor VUL                                  --        (2,091)       (2,091)
   Protection Advantage Select VUL                     7,760        (1,207)        6,553
Janus Aspen Enterprise Portfolio - Service Shares
   AG Income Advantage VUL                               957          (995)          (38)
   Corporate America                                     459          (468)           (9)
   Income Advantage Select VUL                           254           (75)          179
   Platinum Investor FlexDirector VUL                     10            (4)            6
   Platinum Investor III VUL                          21,126       (22,911)       (1,785)
   Platinum Investor III VUL                           1,393       (26,744)      (25,351)
   Platinum Investor IV VUL                            1,136          (852)          284
   Platinum Investor Plus                              5,900        (1,589)        4,311
   Platinum Investor Plus                                 91        (2,797)       (2,706)
   Platinum Investor Survivor                            214          (118)           96
   Platinum Investor Survivor II                         126           (58)           68
   Platinum Investor VIP VUL                           2,664        (1,510)        1,154
   Platinum Investor VUL                               1,428        (1,243)          185
   Protection Advantage Select VUL                       258          (654)         (396)
Janus Aspen Forty Portfolio - Service Shares
   AG Income Advantage VUL                             5,441        (2,924)        2,517
   AG Income Advantage VUL                                 1           (16)          (15)
   Income Advantage Select VUL                           816          (165)          651
   Protection Advantage Select VUL                       939        (1,255)         (316)
Janus Aspen Overseas Portfolio - Service Shares
   AG Income Advantage VUL                             9,491          (792)        8,699
   Corporate America                                   1,441          (209)        1,232
   Platinum Investor FlexDirector VUL                  1,203          (120)        1,083
   Platinum Investor FlexDirector VUL                     12          (927)         (915)
   Platinum Investor III VUL                          84,801       (40,593)       44,208
   Platinum Investor III VUL                           1,482       (46,941)      (45,459)
   Platinum Investor IV VUL                            2,848        (5,601)       (2,753)
   Platinum Investor Plus                             11,332        (3,531)        7,801
   Platinum Investor Plus                                290        (4,333)       (4,043)
   Platinum Investor Survivor                         10,221        (8,476)        1,745
   Platinum Investor Survivor II                         701          (735)          (34)
   Platinum Investor VIP VUL                          12,787        (8,949)        3,838
   Platinum Investor VIP VUL                             466        (2,313)       (1,847)
   Platinum Investor VUL                               5,650       (12,918)       (7,268)

                                   VL-R - 65

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                                   Accumulation  Accumulation  Net Increase
Divisions                                                          Units Issued Units Redeemed  (Decrease)
---------                                                          ------------ -------------- ------------
   Platinum Investor VUL                                                  75        (1,284)       (1,209)
   Protection Advantage Select VUL                                     2,611          (528)        2,083
Janus Aspen Global Research Portfolio - Service Shares
   Corporate America                                                      --           (42)          (42)
   Platinum Investor III VUL                                          23,808       (14,849)        8,959
   Platinum Investor III VUL                                             764       (26,781)      (26,017)
   Platinum Investor IV VUL                                              828        (1,441)         (613)
   Platinum Investor Plus                                              4,561          (679)        3,882
   Platinum Investor Plus                                                 67        (3,541)       (3,474)
   Platinum Investor Survivor                                            407          (810)         (403)
   Platinum Investor Survivor II                                         265           (97)          168
   Platinum Investor VUL                                               4,200        (5,991)       (1,791)
JPMorgan Insurance Trust Core Bond Portfolio - Class 1
   AG Income Advantage VUL                                               118          (106)           12
   Income Advantage Select VUL                                         5,498          (107)        5,391
   Protection Advantage Select VUL                                     1,829          (358)        1,471
JPMorgan Insurance Trust International Equity Portfolio - Class 1
   AG Income Advantage VUL                                               192        (1,163)         (971)
   AG Income Advantage VUL                                                --          (374)         (374)
   Income Advantage Select VUL                                           352        (1,786)       (1,434)
   Protection Advantage Select VUL                                     1,379        (3,709)       (2,330)
JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
   Platinum Investor III VUL                                           3,124          (293)        2,831
   Platinum Investor III VUL                                              --        (3,364)       (3,364)
   Platinum Investor IV VUL                                               --          (245)         (245)
   Platinum Investor Plus                                                999          (114)          885
   Platinum Investor Plus                                                  1        (1,114)       (1,113)
   Platinum Investor Survivor                                             --            (7)           (7)
   Platinum Investor Survivor II                                          --          (104)         (104)
   Platinum Investor VUL                                               1,658          (953)          705
   Platinum Investor VUL                                                  --        (1,287)       (1,287)
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
   Platinum Investor FlexDirector VUL                                    520           (11)          509
   Platinum Investor III VUL                                          22,032        (3,861)       18,171
   Platinum Investor III VUL                                           1,742       (19,353)      (17,611)
   Platinum Investor IV VUL                                            3,382        (2,668)          714
   Platinum Investor Plus                                              3,822        (1,195)        2,627
   Platinum Investor Plus                                                773        (3,437)       (2,664)
   Platinum Investor Survivor                                         11,217          (489)       10,728
   Platinum Investor VIP VUL                                           4,402        (6,938)       (2,536)
   Platinum Investor VUL                                               2,829        (2,505)          324
   Platinum Investor VUL                                                  33        (1,016)         (983)
MFS VIT Core Equity Series - Initial Class
   Corporate America                                                      --            --            --
   Platinum Investor III VUL                                          25,437       (10,831)       14,606
   Platinum Investor III VUL                                             262       (20,478)      (20,216)
   Platinum Investor IV VUL                                              523          (890)         (367)
   Platinum Investor Plus                                             14,903          (900)       14,003
   Platinum Investor Plus                                                287       (11,497)      (11,210)
   Platinum Investor Survivor                                          1,002          (766)          236
   Platinum Investor Survivor II                                          --        (1,301)       (1,301)
   Platinum Investor VUL                                               1,827        (2,705)         (878)
   Platinum Investor VUL                                                  17            (1)           16
MFS VIT Growth Series - Initial Class
   AG Legacy Plus                                                      3,291          (652)        2,639
   Corporate America                                                      --           (13)          (13)
   Platinum Investor FlexDirector VUL                                  8,104           (37)        8,067
   Platinum Investor FlexDirector VUL                                     --        (5,656)       (5,656)
   Platinum Investor III VUL                                          34,683       (24,463)       10,220
   Platinum Investor III VUL                                           2,025       (46,678)      (44,653)
   Platinum Investor IV VUL                                              474          (969)         (495)
   Platinum Investor Plus                                             14,694        (3,875)       10,819

                                   VL-R - 66

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                              Accumulation  Accumulation  Net Increase
Divisions                                                     Units Issued Units Redeemed  (Decrease)
---------                                                     ------------ -------------- ------------
   Platinum Investor Plus                                           380       (10,073)       (9,693)
   Platinum Investor Survivor                                       485        (4,683)       (4,198)
   Platinum Investor Survivor II                                     12        (1,286)       (1,274)
   Platinum Investor VUL                                          6,879       (35,979)      (29,100)
   Platinum Investor VUL                                             --            --            --
MFS VIT New Discovery Series - Initial Class
   AG Income Advantage VUL                                          129          (142)          (13)
   AG Legacy Plus                                                    17        (3,457)       (3,440)
   AG Legacy Plus                                                    --           (40)          (40)
   Corporate America                                                 41           (93)          (52)
   Income Advantage Select VUL                                      875          (207)          668
   Platinum Investor FlexDirector VUL                             1,901           (46)        1,855
   Platinum Investor FlexDirector VUL                                 4        (2,101)       (2,097)
   Platinum Investor III VUL                                     27,844       (12,451)       15,393
   Platinum Investor III VUL                                        576       (33,018)      (32,442)
   Platinum Investor IV VUL                                       2,057        (3,340)       (1,283)
   Platinum Investor Plus                                           181        (3,985)       (3,804)
   Platinum Investor Survivor                                       140          (182)          (42)
   Platinum Investor Survivor II                                  1,750        (3,160)       (1,410)
   Platinum Investor VIP VUL                                      1,720        (3,076)       (1,356)
   Platinum Investor VIP VUL                                          2           (57)          (55)
   Platinum Investor VUL                                          2,568        (2,173)          395
   Platinum Investor VUL                                             35        (1,121)       (1,086)
   Protection Advantage Select VUL                                2,205          (754)        1,451
MFS VIT Research Series - Initial Class
   AG Income Advantage VUL                                          255          (256)           (1)
   Income Advantage Select VUL                                      414          (346)           68
   Platinum Investor III VUL                                     19,948        (8,598)       11,350
   Platinum Investor III VUL                                        205       (20,944)      (20,739)
   Platinum Investor IV VUL                                         260          (771)         (511)
   Platinum Investor Plus                                         1,867        (1,081)          786
   Platinum Investor Plus                                            93        (1,434)       (1,341)
   Platinum Investor Survivor                                       756          (784)          (28)
   Platinum Investor Survivor II                                     18        (1,237)       (1,219)
   Platinum Investor VIP VUL                                        957        (1,876)         (919)
   Platinum Investor VUL                                            564        (1,006)         (442)
   Protection Advantage Select VUL                                2,001          (185)        1,816
MFS VIT Total Return Series - Initial Class
   AG Legacy Plus                                                 5,874        (3,518)        2,356
   AG Legacy Plus                                                    22       (14,028)      (14,006)
Neberger Berman AMT Mid-Cap Growth Portfolio - Class I
   AG Income Advantage VUL                                           79           (79)           --
   Corporate America                                                 --        (1,086)       (1,086)
   Income Advantage Select VUL                                      757           (50)          707
   Platinum Investor FlexDirector VUL                                 1            (1)           --
   Platinum Investor III VUL                                     25,818       (14,160)       11,658
   Platinum Investor III VUL                                        867       (29,830)      (28,963)
   Platinum Investor IV VUL                                       1,232        (2,417)       (1,185)
   Platinum Investor Plus                                        23,289        (1,337)       21,952
   Platinum Investor Plus                                           122       (14,176)      (14,054)
   Platinum Investor Survivor                                     2,234          (747)        1,487
   Platinum Investor Survivor II                                    149           (62)           87
   Platinum Investor VIP VUL                                      4,097        (2,523)        1,574
   Platinum Investor VUL                                          1,400        (2,792)       (1,392)
   Platinum Investor VUL                                             15            (1)           14
   Protection Advantage Select VUL                                  537          (692)         (155)
Neubeger Berman AMT Large Cap Value Portfolio - Class 1
   AG Legacy Plus                                                   206          (301)          (95)
   AG Legacy Plus                                                    --          (104)         (104)
Neuberger Berman AMT Socially Responsive Portfolio - Class I
   AG Income Advantage VUL                                            3          (276)         (273)
   Corporate America                                                457           (18)          439

                                   VL-R - 67

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                                         Accumulation  Accumulation  Net Increase
Divisions                                                                Units Issued Units Redeemed  (Decrease)
---------                                                                ------------ -------------- ------------
   Income Advantage Select VUL                                                  10            --            10
   Protection Advantage Select VUL                                              24            (3)           21
Oppenheimer Capital Income Fund A
   AG Income Advantage VUL                                                     217           (58)          159
   Income Advantage Select VUL                                                 102           (59)           43
   Platinum Investor FlexDirector VUL                                           35           (34)            1
   Platinum Investor III VUL                                                21,572        (2,855)       18,717
   Platinum Investor III VUL                                                   678       (14,975)      (14,297)
   Platinum Investor IV VUL                                                    692       (26,623)      (25,931)
   Platinum Investor Plus                                                    2,819          (201)        2,618
   Platinum Investor Plus                                                      259        (2,308)       (2,049)
   Platinum Investor Survivor                                                  161          (323)         (162)
   Platinum Investor Survivor II                                               434          (195)          239
   Platinum Investor VIP VUL                                                 2,401        (2,808)         (407)
   Platinum Investor VUL                                                       264          (505)         (241)
   Protection Advantage Select VUL                                             152          (389)         (237)
Oppenheimer Global Fund/VA - Non-Service Shares
   AG Income Advantage VUL                                                   1,042          (315)          727
   Corporate America                                                           246          (203)           43
   Corporate Investor Select                                                    --           (14)          (14)
   Income Advantage Select VUL                                                 500          (550)          (50)
   Platinum Investor FlexDirector VUL                                           85            --            85
   Platinum Investor FlexDirector VUL                                           21           (68)          (47)
   Platinum Investor III VUL                                                78,541       (25,892)       52,649
   Platinum Investor III VUL                                                   745       (28,875)      (28,130)
   Platinum Investor IV VUL                                                  5,497        (3,697)        1,800
   Platinum Investor Plus                                                   17,012        (2,155)       14,857
   Platinum Investor Plus                                                      432        (7,368)       (6,936)
   Platinum Investor Survivor                                                  450          (275)          175
   Platinum Investor Survivor II                                             2,223        (1,803)          420
   Platinum Investor VIP VUL                                                 7,739        (5,999)        1,740
   Platinum Investor VIP VUL                                                    17            (1)           16
   Platinum Investor VUL                                                     9,859        (1,170)        8,689
   Platinum Investor VUL                                                        29        (4,528)       (4,499)
   Protection Advantage Select VUL                                             564        (1,060)         (496)
Oppenheimer Global Strategic Income Fund/VA (Non-Service)
   AG Legacy Plus                                                              304          (352)          (48)
   AG Legacy Plus                                                                1           (20)          (19)
PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative Class
   AG Income Advantage VUL                                                   1,507          (219)        1,288
   AG Income Advantage VUL                                                      --           (10)          (10)
   Corporate America                                                           235        (1,233)         (998)
   Income Advantage Select VUL                                               1,159          (673)          486
   Platinum Investor FlexDirector VUL                                        7,366           (69)        7,297
   Platinum Investor FlexDirector VUL                                            1        (5,175)       (5,174)
   Platinum Investor III VUL                                                17,051       (14,413)        2,638
   Platinum Investor III VUL                                                 1,533        (8,763)       (7,230)
   Platinum Investor IV VUL                                                  1,755        (3,769)       (2,014)
   Platinum Investor Plus                                                    1,440          (478)          962
   Platinum Investor Plus                                                      947        (1,523)         (576)
   Platinum Investor Survivor II                                               412           (34)          378
   Platinum Investor VIP VUL                                                 4,666        (2,481)        2,185
   Platinum Investor VIP VUL                                                   186           (84)          102
   Platinum Investor VUL                                                        37       (13,998)      (13,961)
   Protection Advantage Select VUL                                           3,308          (365)        2,943
PIMCO VIT Global Bond Portfolio (Unhedged) - Administrative Class
   AG Income Advantage VUL                                                      43           (39)            4
   Income Advantage Select VUL                                               3,837          (396)        3,441
   Protection Advantage Select VUL                                           1,934          (351)        1,583
PIMCO VIT Real Return Portfolio - Administrative Class
   AG Income Advantage VUL                                                     419        (4,015)       (3,596)
   AG Legacy Plus                                                              847        (4,358)       (3,511)

                                   VL-R - 68

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                         Accumulation  Accumulation  Net Increase
Divisions                                                Units Issued Units Redeemed  (Decrease)
---------                                                ------------ -------------- ------------
   AG Legacy Plus                                               44          (855)         (811)
   Corporate America                                           316          (966)         (650)
   Income Advantage Select VUL                               1,732          (116)        1,616
   Platinum Investor FlexDirector VUL                          490            (3)          487
   Platinum Investor FlexDirector VUL                           --          (419)         (419)
   Platinum Investor III VUL                                83,078       (50,733)       32,345
   Platinum Investor III VUL                                 1,669       (40,329)      (38,660)
   Platinum Investor IV VUL                                  1,624        (6,229)       (4,605)
   Platinum Investor Plus                                   12,397        (2,242)       10,155
   Platinum Investor Plus                                      351        (9,204)       (8,853)
   Platinum Investor Survivor                                3,910        (5,065)       (1,155)
   Platinum Investor Survivor II                               718        (3,273)       (2,555)
   Platinum Investor VIP VUL                                 2,457        (8,392)       (5,935)
   Platinum Investor VUL                                     5,898       (22,668)      (16,770)
   Platinum Investor VUL                                        49          (434)         (385)
   Protection Advantage Select VUL                             559          (146)          413
PIMCO VIT Short-Term Portfolio - Administrative Class
   AG Income Advantage VUL                                     872          (456)          416
   AG Income Advantage VUL                                      --           (14)          (14)
   Corporate America                                         3,759          (101)        3,658
   Income Advantage Select VUL                               1,686           (53)        1,633
   Platinum Investor FlexDirector VUL                       17,266           (28)       17,238
   Platinum Investor FlexDirector VUL                            5       (15,861)      (15,856)
   Platinum Investor III VUL                                55,338       (18,667)       36,671
   Platinum Investor III VUL                                 1,211       (47,084)      (45,873)
   Platinum Investor IV VUL                                  3,076        (2,819)          257
   Platinum Investor Plus                                   10,640        (1,050)        9,590
   Platinum Investor Plus                                      774       (21,210)      (20,436)
   Platinum Investor Survivor                                  561        (6,942)       (6,381)
   Platinum Investor Survivor II                             3,119        (2,103)        1,016
   Platinum Investor VIP VUL                                 4,544        (6,849)       (2,305)
   Platinum Investor VIP VUL                                   362          (228)          134
   Platinum Investor VUL                                     6,587        (6,530)           57
   Protection Advantage Select VUL                             790          (256)          534
PIMCO VIT Total Return Portfolio - Administrative Class
   AG Income Advantage VUL                                   1,328          (701)          627
   AG Income Advantage VUL                                      --           (12)          (12)
   AG Legacy Plus                                            1,380        (2,331)         (951)
   AG Legacy Plus                                                2        (1,765)       (1,763)
   Corporate America                                         3,027        (2,186)          841
   Income Advantage Select VUL                               7,965          (409)        7,556
   Platinum Investor FlexDirector VUL                          488          (838)         (350)
   Platinum Investor III VUL                               100,865       (52,885)       47,980
   Platinum Investor III VUL                                   885       (61,613)      (60,728)
   Platinum Investor IV VUL                                  3,979        (9,300)       (5,321)
   Platinum Investor Plus                                   26,790        (6,264)       20,526
   Platinum Investor Plus                                      661       (31,127)      (30,466)
   Platinum Investor Survivor                                1,655        (7,309)       (5,654)
   Platinum Investor Survivor II                             2,504        (1,577)          927
   Platinum Investor VIP VUL                                13,596       (18,163)       (4,567)
   Platinum Investor VIP VUL                                   370          (333)           37
   Platinum Investor VUL                                     8,707       (38,914)      (30,207)
   Platinum Investor VUL                                       128          (481)         (353)
   Protection Advantage Select VUL                           9,140        (1,181)        7,959
Pioneer Fund VCT Portfolio - Class I
   Platinum Investor III VUL                                 1,194        (2,361)       (1,167)
   Platinum Investor III VUL                                    --          (175)         (175)
   Platinum Investor Plus                                      328          (377)          (49)
   Platinum Investor Plus                                      404          (404)           --
   Platinum Investor Survivor                                  130          (125)            5
   Platinum Investor Survivor II                                --           (18)          (18)
   Platinum Investor VUL                                     2,413       (12,536)      (10,123)

                                   VL-R - 69

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                       Accumulation  Accumulation  Net Increase
Divisions                                              Units Issued Units Redeemed  (Decrease)
---------                                              ------------ -------------- ------------
Pioneer Select Mid Cap Growth VCT Portfolio - Class I
   Corporate America - Andesa                                 17           (83)          (66)
   Platinum Investor III VUL                               1,752        (6,054)       (4,302)
   Platinum Investor III VUL                                   6          (349)         (343)
   Platinum Investor Plus                                  1,557           (58)        1,499
   Platinum Investor Plus                                     43        (1,404)       (1,361)
   Platinum Investor Survivor                                140           (40)          100
   Platinum Investor Survivor II                              --           (10)          (10)
   Platinum Investor VUL                                   1,896       (12,825)      (10,929)
Pioneer Mid Cap Value VCT Portfolio - Class I
   AG Income Advantage VUL                                   292           (86)          206
   Corporate America                                          --          (582)         (582)
   Income Advantage Select VUL                                92          (186)          (94)
   Platinum Investor FlexDirector VUL                      8,626           (33)        8,593
   Platinum Investor FlexDirector VUL                         41        (8,052)       (8,011)
   Platinum Investor III VUL                               5,467        (6,578)       (1,111)
   Platinum Investor III VUL                               1,043        (3,081)       (2,038)
   Platinum Investor IV VUL                                1,192          (225)          967
   Platinum Investor Plus                                  2,149           (61)        2,088
   Platinum Investor Plus                                     80        (1,612)       (1,532)
   Platinum Investor Survivor II                             208        (1,553)       (1,345)
   Platinum Investor VIP VUL                               3,229        (2,171)        1,058
   Platinum Investor VIP VUL                               1,510           (41)        1,469
   Platinum Investor VUL                                       1           (14)          (13)
   Platinum Investor VUL                                      19            (4)           15
   Protection Advantage Select VUL                           311          (284)           27
Putnam VT Diversified Income Fund - Class IB
   AG Income Advantage VUL                                   117        (2,163)       (2,046)
   AG Legacy Plus                                          1,015        (1,200)         (185)
   AG Legacy Plus                                             21        (1,516)       (1,495)
   Corporate America                                         501        (2,050)       (1,549)
   Corporate America - Andesa                                 --        (6,188)       (6,188)
   Income Advantage Select VUL                                81           (33)           48
   Income Advantage Select VUL                               114            (3)          111
   Platinum Investor FlexDirector VUL                         24           (23)            1
   Platinum Investor FlexDirector VUL                          4           (26)          (22)
   Platinum Investor III VUL                              13,065       (20,952)       (7,887)
   Platinum Investor III VUL                               1,050        (5,736)       (4,686)
   Platinum Investor IV VUL                                  654        (1,214)         (560)
   Platinum Investor Plus                                  3,872        (1,061)        2,811
   Platinum Investor Plus                                    420        (2,598)       (2,178)
   Platinum Investor Survivor                                256           (90)          166
   Platinum Investor Survivor II                           7,296          (203)        7,093
   Platinum Investor VIP VUL                               3,113          (929)        2,184
   Platinum Investor VUL                                   8,858        (5,779)        3,079
   Platinum Investor VUL                                      --        (4,141)       (4,141)
   Protection Advantage Select VUL                           127          (144)          (17)
Putnam VT Growth and Income Fund - Class IB
   Corporate America                                         729          (676)           53
   Corporate America - Andesa                                  1        (7,519)       (7,518)
   Platinum Investor III VUL                                 671       (47,377)      (46,706)
   Platinum Investor IV VUL                                2,234        (2,253)          (19)
   Platinum Investor Plus                                 11,827        (4,243)        7,584
   Platinum Investor Plus                                    425       (10,007)       (9,582)
   Platinum Investor Survivor                                594        (2,700)       (2,106)
   Platinum Investor Survivor II                             910          (970)          (60)
   Platinum Investor VUL                                   3,439       (12,766)       (9,327)
   Platinum Investor VUL                                      --            --            --
Putnam VT International Value Fund - Class IB
   Corporate America                                       1,769          (121)        1,648
   Platinum Investor FlexDirector VUL                          7            (9)           (2)
   Platinum Investor III VUL                              37,004       (14,924)       22,080

                                   VL-R - 70

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                  Accumulation  Accumulation  Net Increase
Divisions                                         Units Issued Units Redeemed  (Decrease)
---------                                         ------------ -------------- ------------
   Platinum Investor III VUL                          1,035       (19,754)      (18,719)
   Platinum Investor IV VUL                           1,672        (3,381)       (1,709)
   Platinum Investor Plus                            11,276        (1,660)        9,616
   Platinum Investor Plus                               430        (5,486)       (5,056)
   Platinum Investor Survivor                           296        (1,117)         (821)
   Platinum Investor Survivor II                      2,018          (719)        1,299
   Platinum Investor VIP VUL                          9,137        (7,225)        1,912
   Platinum Investor VIP VUL                             97            (2)           95
   Platinum Investor VUL                              3,741        (8,501)       (4,760)
   Platinum Investor VUL                                 35            (8)           27
Putnam VT Multi-Cap Growth Fund - Class IB
   AG Legacy Plus                                        33          (668)         (635)
Putnam VT Small Cap Value Fund - Class IB
   AG Income Advantage VUL                              260        (1,440)       (1,180)
   AG Legacy Plus                                        77        (1,669)       (1,592)
   AG Legacy Plus                                        --          (418)         (418)
   Income Advantage Select VUL                           27           (15)           12
   Protection Advantage Select VUL                       54           (34)           20
Putnam VT Voyager Fund - Class IB
   AG Legacy Plus                                     1,551        (1,292)          259
   AG Legacy Plus                                        --        (2,592)       (2,592)
SunAmerica Aggressive Growth Portfolio - Class 1
   AG Income Advantage VUL                               88           (71)           17
   Income Advantage Select VUL                           47           (37)           10
   Platinum Investor FlexDirector VUL                     1            (2)           (1)
   Platinum Investor III VUL                         10,709       (17,026)       (6,317)
   Platinum Investor III VUL                            415        (9,493)       (9,078)
   Platinum Investor IV VUL                           1,075        (2,066)         (991)
   Platinum Investor Plus                             4,492          (407)        4,085
   Platinum Investor Plus                               123        (3,083)       (2,960)
   Platinum Investor Survivor II                         14            --            14
   Platinum Investor VIP VUL                          4,587        (2,107)        2,480
   Platinum Investor VUL                                106          (741)         (635)
   Protection Advantage Select VUL                       52          (579)         (527)
SunAmerica Balanced Portfolio - Class 1
   AG Income Advantage VUL                              114           (34)           80
   Corporate America                                  1,024            (8)        1,016
   Income Advantage Select VUL                        2,324          (105)        2,219
   Platinum Investor FlexDirector VUL                     3            (2)            1
   Platinum Investor III VUL                         23,663       (31,240)       (7,577)
   Platinum Investor III VUL                            406       (19,608)      (19,202)
   Platinum Investor IV VUL                           1,157        (1,714)         (557)
   Platinum Investor Plus                             6,293        (1,381)        4,912
   Platinum Investor Plus                               308        (4,790)       (4,482)
   Platinum Investor Survivor                           255        (2,205)       (1,950)
   Platinum Investor Survivor II                         93           (46)           47
   Platinum Investor VIP VUL                            508          (558)          (50)
   Platinum Investor VUL                              1,251        (1,069)          182
   Protection Advantage Select VUL                      250           (40)          210
UIF Capital Growth Portfolio - Class I Shares
   Platinum Investor III VUL                         10,419        (4,580)        5,839
   Platinum Investor III VUL                          1,874       (11,155)       (9,281)
   Platinum Investor Plus                             2,279          (581)        1,698
   Platinum Investor Plus                                98        (1,483)       (1,385)
   Platinum Investor Survivor                           345        (1,493)       (1,148)
   Platinum Investor Survivor II                         --           (25)          (25)
   Platinum Investor VUL                              3,895       (18,341)      (14,446)
   Platinum Investor VUL                                 --            --            --
VALIC Company I Dynamic Allocation Fund
   Income Advantage Select VUL                          215           (21)          194
   Protection Advantage Select VUL                    1,607           (92)        1,515
VALIC Company I Emerging Economies Fund

                                   VL-R - 71

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                                   Accumulation  Accumulation  Net Increase
Divisions                                          Units Issued Units Redeemed  (Decrease)
---------                                          ------------ -------------- ------------
   Income Advantage Select VUL                           565           (15)          550
   Protection Advantage Select VUL                       150           (24)          126
VALIC Company I Foreign Value Fund
   Protection Advantage Select VUL                       138            (4)          134
VALIC Company II Mid Cap Value
   Income Advantage Select VUL                           133           (13)          120
   Protection Advantage Select VUL                        68            (8)           60
VALIC Company II Strategic Bond Fund
   Income Advantage Select VUL                         4,228           (46)        4,182
   Protection Advantage Select VUL                       762           (20)          742
VALIC Company II Socially Responsible Fund
   Income Advantage Select VUL                            79           (19)           60
   Protection Advantage Select VUL                     1,026           (10)        1,016
VALIC Company I International Equities Index Fund
   AG Income Advantage VUL                            11,309          (238)       11,071
   AG Legacy Plus                                         --          (325)         (325)
   Corporate America                                     224          (111)          113
   Income Advantage Select VUL                           309          (118)          191
   Platinum Investor FlexDirector VUL                    447           (21)          426
   Platinum Investor FlexDirector VUL                     --          (306)         (306)
   Platinum Investor III VUL                          19,126        (5,173)       13,953
   Platinum Investor III VUL                             359       (12,710)      (12,351)
   Platinum Investor IV VUL                              855          (298)          557
   Platinum Investor Plus                              3,837          (627)        3,210
   Platinum Investor Plus                                156        (4,972)       (4,816)
   Platinum Investor Survivor                            258          (193)           65
   Platinum Investor Survivor II                         165           (93)           72
   Platinum Investor VIP VUL                           5,961        (1,927)        4,034
   Platinum Investor VUL                               1,329        (8,241)       (6,912)
   Platinum Investor VUL                                  --          (127)         (127)
   Protection Advantage Select VUL                       663          (103)          560
VALIC Company I Mid Cap Index Fund
   AG Income Advantage VUL                               290          (275)           15
   AG Legacy Plus                                      1,471          (856)          615
   AG Legacy Plus                                          2        (1,322)       (1,320)
   Corporate America                                      --           (27)          (27)
   Corporate America - Andesa                             20           (98)          (78)
   Income Advantage Select VUL                           337          (281)           56
   Platinum Investor FlexDirector VUL                     19           (14)            5
   Platinum Investor III VUL                          50,356       (25,277)       25,079
   Platinum Investor III VUL                           1,320       (33,884)      (32,564)
   Platinum Investor IV VUL                            2,529        (4,946)       (2,417)
   Platinum Investor Plus                             21,125        (2,842)       18,283
   Platinum Investor Plus                                145       (13,271)      (13,126)
   Platinum Investor Survivor                            688        (2,291)       (1,603)
   Platinum Investor VIP VUL                           7,801        (4,738)        3,063
   Platinum Investor VIP VUL                              13           (26)          (13)
   Platinum Investor VUL                               2,728       (53,314)      (50,586)
   Platinum Investor VUL                                  --            --            --
   Protection Advantage Select VUL                       395          (219)          176
VALIC Company I Money Market I Fund
   AG Income Advantage VUL                             9,040        (2,163)        6,877
   AG Income Advantage VUL                               336           (13)          323
   AG Legacy Plus                                     14,783       (15,036)         (253)
   Corporate America                                   1,014        (1,131)         (117)
   Income Advantage Select VUL                         6,154          (262)        5,892
   Platinum Investor FlexDirector VUL                  2,943           (12)        2,931
   Platinum Investor FlexDirector VUL                     26        (2,659)       (2,633)
   Platinum Investor III VUL                          83,023       (42,660)       40,363
   Platinum Investor III VUL                           1,528       (91,645)      (90,117)
   Platinum Investor IV VUL                           11,521       (80,055)      (68,534)
   Platinum Investor Plus                             25,867        (5,499)       20,368

                                   VL-R - 72

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                           Accumulation  Accumulation  Net Increase
Divisions                                  Units Issued Units Redeemed  (Decrease)
---------                                  ------------ -------------- ------------
   Platinum Investor Plus                     17,240        (39,949)     (22,709)
   Platinum Investor Survivor                 16,624         (8,800)       7,824
   Platinum Investor Survivor                     --             --           --
   Platinum Investor Survivor II              17,061        (40,269)     (23,208)
   Platinum Investor VIP VUL                  23,235        (29,519)      (6,284)
   Platinum Investor VIP VUL                     179           (106)          73
   Platinum Investor VUL                     179,508       (199,991)     (20,483)
   Platinum Investor VUL                       2,220         (4,365)      (2,145)
   Protection Advantage Select VUL            79,686        (67,437)      12,249
VALIC Company I Nasdaq-100 Index Fund
   AG Income Advantage VUL                       213            (31)         182
   Income Advantage Select VUL                   958            (15)         943
   Platinum Investor FlexDirector VUL             87             --           87
   Platinum Investor FlexDirector VUL              2            (71)         (69)
   Platinum Investor III VUL                  27,126        (25,820)       1,306
   Platinum Investor III VUL                     721        (36,120)     (35,399)
   Platinum Investor IV VUL                    1,259           (775)         484
   Platinum Investor Plus                      7,888         (3,616)       4,272
   Platinum Investor Plus                         63         (4,565)      (4,502)
   Platinum Investor Survivor                    116           (158)         (42)
   Platinum Investor Survivor II                 707           (231)         476
   Platinum Investor VIP VUL                   2,905         (1,907)         998
   Platinum Investor VUL                       7,263         (6,797)         466
   Platinum Investor VUL                          53           (645)        (592)
   Protection Advantage Select VUL               902           (437)         465
VALIC Company I Science & Technology Fund
   AG Income Advantage VUL                       131           (736)        (605)
   Income Advantage Select VUL                   360            (11)         349
   Platinum Investor FlexDirector VUL            136            (47)          89
   Platinum Investor FlexDirector VUL            246           (121)         125
   Platinum Investor III VUL                  14,335         (4,003)      10,332
   Platinum Investor IV VUL                      769           (520)         249
   Platinum Investor Plus                      3,644         (1,115)       2,529
   Platinum Investor Plus                         38         (2,240)      (2,202)
   Platinum Investor Survivor                    140            (89)          51
   Platinum Investor Survivor II               3,608         (1,687)       1,921
   Platinum Investor VIP VUL                     800           (394)         406
   Platinum Investor VUL                       1,088           (426)         662
   Platinum Investor VUL                          --           (788)        (788)
   Protection Advantage Select VUL             1,431            (69)       1,362
VALIC Company I Small Cap Index Fund
   AG Income Advantage VUL                       210           (304)         (94)
   Corporate America                             116         (1,279)      (1,163)
   Corporate Investor Select                      --             (8)          (8)
   Income Advantage Select VUL                 2,589            (74)       2,515
   Platinum Investor FlexDirector VUL          1,803             (7)       1,796
   Platinum Investor FlexDirector VUL              5         (1,460)      (1,455)
   Platinum Investor III VUL                  37,998        (26,427)      11,571
   Platinum Investor III VUL                   1,081        (24,296)     (23,215)
   Platinum Investor IV VUL                    1,819         (4,747)      (2,928)
   Platinum Investor Plus                     13,950           (460)      13,490
   Platinum Investor Survivor                    517           (789)        (272)
   Platinum Investor Survivor II                 849           (439)         410
   Platinum Investor VIP VUL                   8,703         (6,212)       2,491
   Platinum Investor VUL                      61,244         (5,614)      55,630
   Platinum Investor VUL                          43            (43)          --
   Protection Advantage Select VUL             1,050           (206)         844
VALIC Company I Stock Index Fund
   AG Income Advantage VUL                       993           (779)         214
   AG Legacy Plus                              2,020           (500)       1,520
   AG Legacy Plus                                 --         (2,068)      (2,068)
   Corporate America                             394         (4,190)      (3,796)

                                   VL-R - 73

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 6 - Summary of Changes in Units - Continued

Summary of Changes in Units for the year ended December 31, 2014.

                                        Accumulation  Accumulation  Net Increase
Divisions                               Units Issued Units Redeemed  (Decrease)
---------                               ------------ -------------- ------------
   Corporate America - Andesa                    41          (203)         (162)
   Corporate Investor Select                      1            (9)           (8)
   Income Advantage Select VUL                  131        (8,477)       (8,346)
   Platinum Investor FlexDirector VUL         8,987            (5)        8,982
   Platinum Investor FlexDirector VUL           312        (7,407)       (7,095)
   Platinum Investor III VUL                 70,053       (41,985)       28,068
   Platinum Investor IV VUL                   3,034        (5,289)       (2,255)
   Platinum Investor Plus                    33,967        (4,248)       29,719
   Platinum Investor Plus                       940       (28,159)      (27,219)
   Platinum Investor Survivor                 1,936        (7,450)       (5,514)
   Platinum Investor Survivor II              1,070        (2,963)       (1,893)
   Platinum Investor VIP VUL                 16,844        (5,663)       11,181
   Platinum Investor VUL                      6,377       (81,571)      (75,194)
   Platinum Investor VUL                         49           (49)           --
   Protection Advantage Select VUL              824          (479)          345
Vanguard VIF High Yield Bond Portfolio
   AG Income Advantage VUL                      552          (376)          176
   Corporate America                          2,420          (198)        2,222
   Corporate Investor Select                     --           (10)          (10)
   Income Advantage Select VUL                  236          (134)          102
   Platinum Investor FlexDirector VUL            48           (46)            2
   Platinum Investor FlexDirector VUL             6           (49)          (43)
   Platinum Investor III VUL                 40,758       (10,073)       30,685
   Platinum Investor III VUL                    882       (28,717)      (27,835)
   Platinum Investor IV VUL                   5,559        (4,529)        1,030
   Platinum Investor Plus                       570        (7,684)       (7,114)
   Platinum Investor Survivor                 3,811        (3,396)          415
   Platinum Investor Survivor II              5,275          (298)        4,977
   Platinum Investor VIP VUL                  5,602        (6,266)         (664)
   Platinum Investor VIP VUL                     36           (40)           (4)
   Platinum Investor VUL                      8,167        (8,040)          127
   Platinum Investor VUL                         27          (909)         (882)
   Protection Advantage Select VUL              610          (265)          345
Vanguard VIF REIT Index Portfolio
   AG Income Advantage VUL                    2,964        (4,548)       (1,584)
   AG Income Advantage VUL                       --            (8)           (8)
   Corporate America                         806.00       (203.00)       603.00
   Income Advantage Select VUL               668.00       (739.00)       (71.00)
   Income Advantage Select VUL                 8.00        (84.00)       (76.00)
   Platinum Investor FlexDirector VUL      4,465.00        (72.00)     4,393.00
   Platinum Investor FlexDirector VUL        262.00     (2,865.00)    (2,603.00)
   Platinum Investor III VUL             138,959.00    (20,803.00)   118,156.00
   Platinum Investor III VUL                 857.00    (48,095.00)   (47,238.00)
   Platinum Investor IV VUL                4,339.00     (7,040.00)    (2,701.00)
   Platinum Investor Plus                 24,977.00     (4,688.00)    20,289.00
   Platinum Investor Plus                    476.00    (13,200.00)   (12,724.00)
   Platinum Investor Survivor                615.00       (741.00)      (126.00)
   Platinum Investor Survivor II           2,494.00     (1,724.00)       770.00
   Platinum Investor VIP VUL               9,054.00     (8,672.00)       382.00
   Platinum Investor VIP VUL                 131.00       (166.00)       (35.00)
   Platinum Investor VUL                   4,773.00     (9,404.00)    (4,631.00)
   Platinum Investor VUL                       0.00     (1,172.00)    (1,172.00)
   Protection Advantage Select VUL         1,172.00       (563.00)       609.00

                                   VL-R - 74

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                               At December 31                           For the year ended December 31
                                    -------------------------------------------  -------------------------------------------
                                                                                  Investment
                                                                                    Income        Expense
                                                                                    Ratio          Ratio         Total Return
                                               Unit Value                         Lowest to      Lowest to        Lowest to
                                     Units  Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/    Highest /(3)/
                                    ------- -----------------------  ----------- ------------  -------------   ---------------
Alger Capital Appreciation Portfolio - Class I-2 Shares
---------------------------------------------------------------------------------
2015                                306,548 $14.22    to    $24.01   $ 6,405,391     0.09%     0.20% to  1.45%  4.66% to   5.98%
2014                                274,166  22.94    to     28.79     5,759,903     0.10%     0.20% to  1.45% 12.12% to  13.53%
2013                                249,000  16.25    to     20.46     5,171,060     0.36%     0.20% to  1.45% 33.24% to  34.92%
2012                                210,287  10.89    to     24.88     3,881,078     1.10%     0.20% to  1.45% 16.59% to  18.31%
2011                                194,548   9.22    to     21.73     3,304,011     0.11%     0.20% to  1.45% -1.73% to  -0.50%

Alger Mid Cap Growth Portfolio - Class I-2 Shares
---------------------------------------------------------------------------------
2015                                182,860 $13.03    to    $13.83   $ 2,669,937     0.00%     0.20% to  1.45% -2.98% to  -1.76%
2014                                192,686  11.46    to     14.25     2,958,031     0.00%     0.20% to  1.45%  6.46% to   7.80%
2013                                182,950  10.63    to     13.39     2,968,985     0.34%     0.20% to  1.45% 33.89% to  35.57%
2012                                178,218   7.54    to     18.44     2,301,200     0.00%     0.20% to  1.45% 14.53% to  16.22%
2011                                197,175   6.55    to     15.98     2,444,510     0.35%     0.20% to  1.45% -9.59% to  -8.46%

American Century VP Value Fund - Class I
---------------------------------------------------------------------------------
2015                                870,970 $16.86    to    $24.05   $14,908,764     2.13%     0.20% to  0.75% -4.60% to  -4.08%
2014                                919,159  12.57    to     28.62    16,723,661     1.54%     0.20% to  0.75% 12.23% to  12.85%
2013                                933,185  20.51    to     22.46    15,724,871     1.69%     0.20% to  0.75% 30.74% to  31.46%
2012                                934,942  10.69    to     21.59    12,587,820     2.00%     0.20% to  0.75% 13.72% to  14.58%
2011                                888,449   9.35    to     18.99    11,755,714     2.04%     0.20% to  0.75%  0.26% to   0.81%

American Funds IS Asset Allocation Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                 45,797 $11.53    to    $11.68   $   482,133     2.40%     0.20% to  0.70%  0.69% to   1.20%
2014                                  6,802  11.45    to     11.54        77,912     2.40%     0.20% to  0.70%  4.66% to   5.19%

American Funds IS Global Growth Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                  9,466 $12.46    to    $12.62   $   112,003     1.15%     0.20% to  0.70%  6.19% to   6.72%
2014                                  5,685  11.73    to     11.83        67,216     0.68%     0.20% to  0.70%  1.60% to   2.11%

American Funds IS Growth Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                 10,934 $13.09    to    $13.27   $   123,244     0.92%     0.20% to  0.70%  6.11% to   6.64%
2014                                    899  12.34    to     12.44        11,137     0.01%     0.20% to  0.70%  7.75% to   8.29%

American Funds IS Growth-Income Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                 25,944 $10.36    to    $12.96   $   284,389     1.75%     0.20% to  0.70%  0.75% to   1.25%
2014                                  5,674  12.70    to     12.80        72,411     0.02%     0.20% to  0.70%  9.86% to  10.41%

American Funds IS High-Income Bond Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                  6,865 $ 8.95    to    $ 9.35   $    62,767     7.96%     0.20% to  0.70% -6.14% to  -8.86%
2014                                  2,617  10.17    to     10.26        26,459     0.08%     0.20% to  0.70% -0.07% to   0.43%

American Funds IS International Fund Class 2 /(6)/
---------------------------------------------------------------------------------
2015                                  5,694 $ 9.13    to    $10.30   $    53,220     2.32%     0.20% to  0.70% -5.03% to  -5.09%
2014                                    400  10.76    to     10.85         4,308     2.60%     0.20% to  0.70% -3.33% to  -2.85%

Anchor Series Trust Capital Appreciation Portfolio - Class 3 /(6)/
---------------------------------------------------------------------------------
2015                                  4,639 $14.43    to    $14.62   $    57,172     0.00%     0.20% to  0.70%  7.70% to   8.24%
2014                                  1,023  13.40    to     13.51        13,792     0.00%     0.20% to  0.70% 14.15% to  14.73%

Anchor Series Trust Government and Quality Bond Portfolio - Class 3 /(6)/
---------------------------------------------------------------------------------
2015                                  2,574 $10.13    to    $10.26   $    26,013     2.41%     0.20% to  0.70% -0.41% to   0.09%
2014                                    337  10.17    to     10.25         3,454     3.42%     0.20% to  0.70%  4.18% to   4.70%

Seasons ST Mid Cap Value Portfolio - Class 3 /(6)/
---------------------------------------------------------------------------------
2015                                    973 $11.61    to    $11.61   $     9,593     0.60%     0.70% to  0.70% -6.69% to  -6.69%

                                   VL-R - 75

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                           At December 31                             For the year ended December 31
                               ---------------------------------------------  ---------------------------------------------
                                                                               Investment
                                                                                 Income        Expense
                                                                                 Ratio          Ratio          Total Return
                                            Unit Value                         Lowest to      Lowest to         Lowest to
                                 Units   Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                               --------- -----------------------  ----------- ------------  -------------   -----------------
Dreyfus IP MidCap Stock Portfolio - Initial Shares
------------------------------------------------------------------------------
2015                             271,786 $17.75    to    $27.57   $ 4,828,014     0.63%     0.20% to  0.75%  -3.02% to   -2.48%
2014                             301,137  18.20    to     28.43     5,588,214     0.93%     0.20% to  0.75%  11.25% to   11.87%
2013                             284,074  16.27    to     25.55     4,936,230     1.36%     0.20% to  0.75%  33.98% to   34.72%
2012                             278,365  11.91    to     19.07     3,735,622     0.46%     0.20% to  0.75%  18.78% to   19.44%
2011                             275,176  10.00    to     16.05     3,371,455     0.52%     0.20% to  0.75%  -0.35% to    0.19%

Dreyfus VIF International Value Portfolio - Initial Shares
------------------------------------------------------------------------------
2015                              14,834 $ 7.61    to    $13.78   $   143,386     2.24%     0.20% to  0.95%  -3.64% to   -2.91%
2014                              14,043   7.90    to      8.34       139,628     1.65%     0.20% to  0.95% -10.18% to   -9.50%
2013                              12,994   8.80    to      9.21       145,715     1.83%     0.20% to  0.95%  21.83% to   22.75%
2012                              10,563   7.22    to     12.78        99,312     2.75%     0.20% to  0.95%  11.60% to   12.44%
2011                               9,931   6.47    to     11.37        83,245     2.19%     0.20% to  0.95% -19.25% to  -18.64%

Dreyfus VIF Opportunistic Small Cap Portfolio - Initial Shares
------------------------------------------------------------------------------
2015                             424,523 $16.19    to    $19.77   $ 6,796,573     0.00%     0.20% to  0.75%  -3.01% to   -2.47%
2014                             467,865  16.60    to     20.39     7,676,329     0.00%     0.20% to  0.75%   0.84% to    1.39%
2013                             593,017  16.37    to     18.27     9,596,389     0.00%     0.20% to  0.75%  47.44% to   48.25%
2012                             675,020  10.06    to     13.71     7,380,409     0.00%     0.20% to  0.75%  19.66% to   20.32%
2011                             657,563   8.40    to     11.46     5,990,689     0.41%     0.20% to  0.75% -14.49% to  -14.02%

Dreyfus VIF Quality Bond Portfolio - Initial Shares
------------------------------------------------------------------------------
2015                             394,856 $13.65    to    $18.83   $ 5,385,617     2.05%     0.20% to  0.75%  -2.38% to   -1.85%
2014                             400,797  13.90    to     19.29     5,594,333     2.14%     0.20% to  0.75%   4.01% to    4.58%
2013                             453,482  13.29    to     15.64     6,157,970     2.80%     0.20% to  0.75%  -2.28% to   -1.74%
2012                             494,395  13.34    to     19.64     7,079,426     2.98%     0.20% to  0.75%   6.20% to    6.78%
2011                             517,075  12.53    to     18.42     7,255,389     3.80%     0.20% to  0.75%   6.23% to    6.82%

Fidelity VIP Asset Manager Portfolio - Service Class 2
------------------------------------------------------------------------------
2015                             309,899 $18.50    to    $18.99   $ 4,248,819     1.36%     0.20% to  0.75%  -0.81% to   -0.26%
2014                             327,100  18.65    to     19.04     4,533,991     1.26%     0.20% to  0.75%   4.75% to    5.33%
2013                             344,472  16.80    to     18.07     4,672,189     1.34%     0.20% to  0.75%  14.48% to   15.11%
2012                             349,745  10.99    to     16.00     4,353,982     1.29%     0.20% to  0.75%  11.39% to   12.24%
2011                             357,178   9.84    to     14.35     4,255,781     1.72%     0.20% to  0.75%  -3.54% to   -3.01%

Fidelity VIP Contrafund Portfolio - Service Class 2
------------------------------------------------------------------------------
2015                           1,897,435 $16.51    to    $24.95   $31,784,963     0.80%     0.20% to  1.45%  -1.03% to    0.21%
2014                           1,992,046  16.68    to     24.89    34,117,348     0.74%     0.20% to  1.45%  10.05% to   11.43%
2013                           1,979,018  15.16    to     22.34    31,814,973     0.83%     0.20% to  1.45%  29.07% to   30.69%
2012                           2,017,400   9.79    to     19.92    25,979,429     1.15%     0.20% to  1.45%  14.46% to   16.15%
2011                           2,026,207   8.45    to     17.28    24,026,115     0.75%     0.20% to  1.45%  -4.18% to   -2.98%

Fidelity VIP Equity-Income Portfolio - Service Class 2
------------------------------------------------------------------------------
2015                           1,099,574 $13.55    to    $13.91   $15,777,973     2.93%     0.20% to  1.45%  -5.62% to   -4.43%
2014                           1,176,181  14.36    to     23.15    17,933,840     2.62%     0.20% to  1.45%   6.92% to    8.26%
2013                           1,236,243  13.43    to     21.38    17,985,957     2.32%     0.20% to  1.45%  25.99% to   27.57%
2012                           1,295,583   9.34    to     17.73    15,225,678     2.97%     0.20% to  1.45%  15.37% to   17.06%
2011                           1,305,804   7.99    to     15.25    13,694,352     2.27%     0.20% to  1.45%  -0.79% to    0.45%

Fidelity VIP Freedom 2020 Portfolio - Service Class 2
------------------------------------------------------------------------------
2015                              27,297 $14.47    to    $18.87   $   370,220     1.66%     0.20% to  0.70%  -1.15% to   -0.66%
2014                              26,350  14.64    to     19.00       362,588     1.45%     0.20% to  0.70%   3.87% to    4.39%
2013                              26,325  14.09    to     18.20       348,635     1.26%     0.20% to  0.70%  14.83% to   15.40%
2012                              31,878  10.57    to     16.62       369,414     1.89%     0.20% to  0.70%  12.28% to   13.08%
2011                              30,850   9.36    to     14.80       319,985     2.49%     0.20% to  0.70%  -1.93% to   -1.44%

                                   VL-R - 76

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                             At December 31                             For the year ended December 31
                                 ---------------------------------------------  ---------------------------------------------
                                                                                 Investment
                                                                                   Income        Expense
                                                                                   Ratio          Ratio          Total Return
                                              Unit Value                         Lowest to      Lowest to         Lowest to
                                   Units   Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                                 --------- -----------------------  ----------- ------------  -------------   -----------------
Fidelity VIP Freedom 2025 Portfolio - Service Class 2
--------------------------------------------------------------------------------
2015                                44,989 $14.98    to    $19.97   $   640,820     1.66%     0.20% to  0.75%  -1.25% to   -0.70%
2014                                44,417  15.17    to     20.12       637,712     1.32%     0.20% to  0.75%   4.07% to    4.64%
2013                                53,321  14.58    to     19.22       722,900     1.78%     0.20% to  0.75%  18.82% to   19.48%
2012                                44,775  10.55    to     16.09       515,350     1.96%     0.20% to  1.45%  13.14% to   14.80%
2011                                30,833   9.21    to     14.04       315,809     2.16%     0.20% to  1.45%  -3.75% to   -2.54%

Fidelity VIP Freedom 2030 Portfolio - Service Class 2
--------------------------------------------------------------------------------
2015                               154,093 $12.57    to    $14.04   $ 2,147,681     2.06%     0.20% to  1.45%  -1.96% to   -0.73%
2014                                68,363  12.66    to     14.32     1,009,535     1.36%     0.20% to  1.45%   3.24% to    4.53%
2013                                68,826  13.87    to     19.55       979,103     1.59%     0.20% to  1.45%  19.66% to   21.17%
2012                                61,498   9.99    to     16.14       724,478     1.88%     0.20% to  1.45%  13.52% to   15.19%
2011                                69,384   8.69    to     14.04       716,899     2.01%     0.20% to  1.45%  -4.23% to   -3.02%

Fidelity VIP Growth Portfolio - Service Class 2
--------------------------------------------------------------------------------
2015                               964,228 $16.37    to    $19.47   $16,073,318     0.03%     0.20% to  0.75%   6.11% to    6.69%
2014                             1,073,695  15.34    to     15.47    16,916,744     0.00%     0.20% to  0.75%  10.18% to   10.79%
2013                             1,140,463  12.28    to     16.66    16,170,061     0.05%     0.20% to  0.75%  34.98% to   35.73%
2012                             1,243,384   8.66    to     15.89    12,864,156     0.36%     0.20% to  0.75%  13.55% to   14.41%
2011                             1,440,145   7.62    to     13.91    13,001,802     0.13%     0.20% to  0.75%  -0.78% to   -0.23%

Fidelity VIP Mid Cap Portfolio - Service Class 2
--------------------------------------------------------------------------------
2015                               564,487 $12.33    to    $16.66   $ 9,995,340     0.26%     0.20% to  1.45%  -3.05% to   -1.83%
2014                               564,784  12.56    to     17.18    10,828,585     0.02%     0.20% to  1.45%   4.51% to    5.82%
2013                               526,757  15.36    to     16.44    10,683,514     0.28%     0.20% to  1.45%  33.91% to   35.60%
2012                               507,869  10.48    to     28.61     8,103,313     0.40%     0.20% to  1.45%  12.91% to   14.57%
2011                               509,887   9.17    to     25.07     7,535,192     0.02%     0.20% to  1.45% -12.13% to  -11.03%

Fidelity VIP Government Money Market Portfolio - Service Class 2 /(6)/
--------------------------------------------------------------------------------
2015                                90,441 $ 9.82    to    $ 9.95   $   894,457     0.00%     0.20% to  0.70%  -0.69% to   -0.19%
2014                                 2,363   9.89    to      9.97        23,368     0.03%     0.20% to  0.70%  -0.69% to   -0.19%

Franklin Templeton Franklin Small Cap Value VIP Fund - Class 2
--------------------------------------------------------------------------------
2015                               408,261 $14.67    to    $14.70   $ 6,935,707     0.63%     0.20% to  1.45%  -8.72% to   -7.57%
2014                               430,935  16.08    to     25.01     8,238,202     0.62%     0.20% to  1.45%  -0.88% to    0.37%
2013                               410,633  16.22    to     16.44     8,569,689     1.28%     0.20% to  1.45%  34.28% to   35.97%
2012                               424,063  11.66    to     24.93     6,804,660     0.79%     0.20% to  1.45%  16.68% to   18.39%
2011                               425,994   9.87    to     21.14     6,139,109     0.71%     0.20% to  1.45%  -5.14% to   -3.95%

Franklin Templeton Franklin Small-Mid Cap Growth VIP Fund - Class 2
--------------------------------------------------------------------------------
2015                                 2,534 $16.01                   $    40,559     0.00%     0.50%            -3.14%
2014                                 2,703  16.52                        44,664     0.00%     0.50%             6.94%
2013                                 3,006  12.75    to     15.45        45,932     0.00%     0.50% to  0.75%  37.12% to   37.47%
2012                                 2,951   9.30    to     11.24        31,091     0.00%     0.50% to  0.75%  10.02% to   10.30%
2011                                 3,203   8.45    to     10.19        29,625     0.00%     0.50% to  0.75%  -5.54% to   -5.30%

Franklin Templeton Franklin U.S. Government Securities VIP
  Fund - Class 2
--------------------------------------------------------------------------------
2015                               232,614 $12.32    to    $15.20   $ 2,995,988     2.86%     0.20% to  0.75%  -0.28% to    0.27%
2014                               229,369  12.29    to     15.25     3,005,162     2.50%     0.20% to  0.75%   2.61% to    3.18%
2013                               300,094  11.91    to     14.86     3,878,306     2.77%     0.20% to  0.75%  -2.97% to   -2.43%
2012                               306,687  12.04    to     15.40     4,173,166     2.67%     0.20% to  0.75%   1.12% to    1.89%
2011                               315,613  11.88    to     15.68     4,319,906     3.15%     0.20% to  0.75%   4.89% to    5.47%

Franklin Templeton Franklin Mutual Shares VIP Fund - Class 2
--------------------------------------------------------------------------------
2015                               454,155 $13.34    to    $12.35   $ 6,270,133     3.13%     0.20% to  1.45%  -6.31% to   -5.13%
2014                               470,937  14.24    to     20.61     7,010,955     2.05%     0.20% to  1.45%   5.58% to    6.91%
2013                               481,977  13.35    to     13.49     7,065,970     2.11%     0.20% to  1.45%  26.42% to   28.00%
2012                               521,354   9.51    to     16.07     6,241,600     2.07%     0.20% to  1.45%  12.60% to   14.25%
2011                               522,459   8.34    to     14.12     5,923,738     2.04%     0.20% to  1.45%  -2.46% to   -1.24%

                                   VL-R - 77

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                         At December 31                            For the year ended December 31
                               ------------------------------------------  ---------------------------------------------
                                                                            Investment
                                                                              Income        Expense
                                                                              Ratio          Ratio          Total Return
                                          Unit Value                        Lowest to      Lowest to         Lowest to
                                Units  Lowest to Highest /(4)/  Net Assets Highest /(1)/ Highest /(2)/     Highest /(3)/
                               ------- -----------------------  ---------- ------------  -------------   -----------------
Franklin Templeton Templeton Foreign VIP Fund - Class 2
---------------------------------------------------------------------------
2015                           454,864 $ 9.94    to    $16.89   $5,101,290     3.37%     0.20% to  0.75%  -7.19% to   -6.68%
2014                           478,259  10.65    to     18.20    5,837,832     2.01%     0.20% to  0.75% -11.80% to  -11.31%
2013                           483,045  12.01    to     20.63    7,138,619     2.33%     0.20% to  0.75%  22.05% to   22.72%
2012                           488,547   9.65    to     17.00    6,170,381     3.03%     0.20% to  0.75%  17.35% to   18.24%
2011                           489,882   8.20    to     14.92    5,610,443     1.80%     0.20% to  0.75% -11.30% to  -10.81%

Goldman Sachs VIT Strategic Growth Fund - Institutional Shares
---------------------------------------------------------------------------
2015                           187,977 $17.39    to    $19.29   $3,341,287     0.36%     0.20% to  0.75%   2.62% to    3.19%
2014                           192,544  16.85    to     18.80    3,320,170     0.23%     0.20% to  0.75%  12.79% to   13.41%
2013                           461,991  14.86    to     16.67    6,936,211     0.41%     0.20% to  0.75%  31.43% to   32.16%
2012                           492,233  11.09    to     14.67    5,592,047     0.72%     0.20% to  0.75%  18.99% to   19.65%
2011                           521,266   9.30    to     12.32    4,950,598     0.46%     0.20% to  0.75%  -3.34% to   -2.81%

Invesco V.I. Core Equity Fund - Series I
---------------------------------------------------------------------------
2015                           526,582 $14.71    to    $16.16   $7,610,942     1.12%     0.20% to  0.75%  -6.47% to   -5.96%
2014                           578,270  15.64    to     17.27    8,957,278     0.85%     0.20% to  0.75%   7.34% to    7.93%
2013                           633,078  14.49    to     16.09    9,154,360     1.39%     0.20% to  0.75%  28.28% to   28.99%
2012                           686,192  11.08    to     12.88    7,754,263     0.97%     0.20% to  0.75%  13.03% to   13.65%
2011                           751,569   9.78    to     11.35    7,627,790     0.98%     0.20% to  0.75%  -0.81% to   -0.26%

Invesco V.I. Global Real Estate Fund - Series I
---------------------------------------------------------------------------
2015                            19,199 $10.46    to    $10.60   $  256,355     3.83%     0.20% to  0.70%  -2.17% to   -1.68%
2014                            15,016  12.10    to     19.75      210,658     1.52%     0.20% to  0.70%  13.82% to   14.39%
2013                             8,344  10.63    to     17.27      116,994     4.19%     0.20% to  0.70%   2.00% to    2.51%
2012                             7,245   8.99    to     16.84       97,299     0.60%     0.20% to  0.70%  27.22% to   27.86%
2011                             6,702   7.03    to     13.17       70,034     4.37%     0.20% to  0.70%  -7.16% to   -6.69%

Invesco V.I. Government Securities Fund - Series I
---------------------------------------------------------------------------
2015                             3,342 $10.89                   $   36,400     2.21%     0.50%            -0.16%
2014                             3,486  10.91                       38,030     2.39%     0.50%             3.62%
2013                             6,808  10.46    to     10.53       71,645     3.23%     0.50% to  0.75%  -3.35% to   -3.11%
2012                             8,468  10.82    to     10.87       91,887     3.08%     0.50% to  0.75%   1.71% to    1.96%
2011                             9,242  10.64    to     10.66       98,397     0.00%     0.50% to  0.75%   6.31% to    6.49%

Invesco V.I. High Yield Fund - Series I
---------------------------------------------------------------------------
2015                           161,859 $11.51    to    $11.81   $1,874,637     4.77%     0.20% to  0.75%  -3.89% to   -3.36%
2014                           215,634  11.98    to     12.22    2,592,381     4.73%     0.20% to  0.75%   0.97% to    1.52%
2013                           216,019  11.87    to     12.04    2,569,236     4.98%     0.20% to  0.75%   6.21% to    6.79%
2012                           202,848  11.17    to     11.28    2,269,149     5.11%     0.20% to  0.75%  16.30% to   16.94%
2011                           205,753   9.61    to      9.63    1,977,610     0.00%     0.40% to  0.75%  -4.12% to   -3.89%

Invesco V.I. International Growth Fund - Series I
---------------------------------------------------------------------------
2015                           575,992 $10.91    to    $13.66   $7,464,549     1.51%     0.20% to  1.45%  -3.75% to   -2.54%
2014                           602,190  11.19    to     14.19    8,210,933     1.55%     0.20% to  1.45%  -1.11% to    0.13%
2013                           672,600  14.35    to     19.41    9,422,146     1.20%     0.20% to  1.45%  17.30% to   18.78%
2012                           680,010   9.12    to     21.69    8,335,300     1.46%     0.20% to  1.45%  13.87% to   15.54%
2011                           695,171   7.91    to     18.91    7,717,734     1.53%     0.20% to  1.45%  -8.08% to   -6.93%

Invesco V.I. American Franchise Fund - Series I
---------------------------------------------------------------------------
2015                               298 $17.14                   $    5,116     0.00%     0.50%             4.48%
2014                               315  16.41                        5,172     0.05%     0.50%             7.90%
2013                               438  15.21                        6,664     0.42%     0.50%            39.44%
2012                               626   6.29    to     10.91        5,234     0.00%     0.50% to  0.75%  12.88% to   13.16%
2011                               804   5.58    to      9.64        5,393     0.00%     0.50% to  0.75%  -6.88% to   -6.64%

                                   VL-R - 78

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                            At December 31                            For the year ended December 31
                                 -------------------------------------------  ---------------------------------------------
                                                                               Investment      Expense
                                                                              Income Ratio      Ratio          Total Return
                                            Unit Value                         Lowest to      Lowest to         Lowest to
                                  Units  Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                                 ------- -----------------------  ----------- ------------  -------------   -----------------
Invesco V.I. Growth and Income Fund - Series I
------------------------------------------------------------------------------
2015                             573,664 $13.58    to    $15.92   $ 9,397,249     2.88%     0.20% to  0.95%  -3.98% to   -3.26%
2014                             604,758  14.15    to     16.46    10,490,134     1.79%     0.20% to  0.95%   9.24% to   10.06%
2013                             608,704  12.95    to     14.95     9,952,150     1.52%     0.20% to  0.95%  32.81% to   33.81%
2012                             617,841   9.75    to     16.38     7,796,561     1.53%     0.20% to  0.95%  13.55% to   14.64%
2011                             644,693   8.59    to     14.35     7,472,579     1.08%     0.20% to  0.95%  -2.93% to   -2.20%

Janus Aspen Enterprise Portfolio - Service Shares
------------------------------------------------------------------------------
2015                             282,411 $17.67    to    $30.97   $ 5,309,566     0.53%     0.20% to  0.75%   2.99% to    3.56%
2014                             285,729  17.06    to     30.07     5,329,079     0.03%     0.20% to  0.75%  11.40% to   12.02%
2013                             309,731  15.07    to     26.99     5,081,183     0.37%     0.20% to  0.75%  31.05% to   31.77%
2012                             335,792   8.86    to     23.16     4,068,669     0.00%     0.20% to  0.75%  16.11% to   16.99%
2011                             388,019   7.63    to     19.94     3,861,188     0.00%     0.20% to  0.75%  -2.39% to   -1.85%

Janus Aspen Forty Portfolio - Service Shares
------------------------------------------------------------------------------
2015                              25,998 $14.25    to    $14.41   $   445,910     0.00%     0.20% to  0.95%  10.88% to   11.71%
2014                              32,828  12.75    to     12.99       492,985     0.03%     0.20% to  0.95%   7.44% to    8.25%
2013                              29,991  12.09    to     12.67       416,706     0.56%     0.20% to  0.95%  29.65% to   30.62%
2012                              29,377   9.33    to     16.36       309,675     0.62%     0.20% to  0.95%  22.68% to   23.61%
2011                              28,303   7.60    to     13.23       240,224     0.26%     0.20% to  0.95%  -7.82% to   -7.13%

Janus Aspen Overseas Portfolio - Service Shares
------------------------------------------------------------------------------
2015                             843,160 $ 7.01    to    $10.91   $ 7,496,099     0.54%     0.20% to  1.45% -10.12% to   -8.99%
2014                             823,066   8.23    to     12.14     8,434,733     3.17%     0.20% to  1.45% -13.37% to  -12.28%
2013                             815,905   9.38    to     14.01    10,039,056     3.00%     0.20% to  1.45%  12.64% to   14.05%
2012                             842,700   7.70    to     24.09     9,503,268     0.60%     0.20% to  1.45%  11.55% to   13.19%
2011                             877,463   6.81    to     21.43     9,363,997     0.38%     0.20% to  1.45% -33.31% to  -32.47%

Janus Aspen Global Research Portfolio - Service Shares
------------------------------------------------------------------------------
2015                             226,554 $12.79    to    $14.92   $ 2,857,036     0.55%     0.20% to  0.75%  -3.26% to   -2.73%
2014                             244,595  13.15    to     15.43     3,195,683     0.97%     0.20% to  0.75%   6.38% to    6.97%
2013                             263,926  12.30    to     14.50     3,174,577     1.08%     0.20% to  0.75%  27.12% to   27.82%
2012                             290,208   7.49    to     12.87     2,642,859     0.77%     0.20% to  0.75%  18.96% to   19.62%
2011                             348,837   6.29    to     10.81     2,528,689     0.49%     0.20% to  0.75% -14.63% to  -14.16%

JPMorgan Insurance Trust Core Bond Portfolio - Class 1
------------------------------------------------------------------------------
2015                              24,910 $10.11    to    $10.38   $   278,198     2.31%     0.20% to  0.70%   0.41% to    0.92%
2014                              13,975  10.20    to     13.43       166,280     2.80%     0.20% to  0.70%   4.19% to    4.71%
2013                               7,101  12.53    to     12.83        89,709     4.33%     0.20% to  0.70%  -2.16% to   -1.67%
2012                               6,314  12.81    to     13.05        81,396     4.29%     0.20% to  0.70%   4.60% to    5.12%
2011                               6,254  12.25    to     12.41        76,968     5.25%     0.20% to  0.70%   6.71% to    7.24%

JPMorgan Insurance Trust International Equity Portfolio - Class 1
  /(7)/
------------------------------------------------------------------------------
2015                                  -- $   --    to    $   --   $        --     0.00%     0.00%     0.00%   0.00% to    0.00%
2014                                  --     --    to        --            --     3.53%     0.00%     0.00%  -3.92% to   -3.23%
2013                               5,109   9.55    to     10.00        63,788     1.84%     0.20% to  0.95%  14.36% to   15.22%
2012                               5,001   8.35    to     15.37        54,352     2.15%     0.20% to  0.95%  19.91% to   20.82%
2011                               4,991   6.96    to     12.72        45,198     1.83%     0.20% to  0.95% -12.29% to  -11.63%

JPMorgan Insurance Trust Mid Cap Value Portfolio - Class 1
------------------------------------------------------------------------------
2015                              26,415 $27.87    to    $28.91   $   747,190     1.02%     0.20% to  0.75%  -3.38% to   -2.85%
2014                              28,625  28.84    to     29.76       834,494     0.78%     0.20% to  0.75%  14.25% to   14.88%
2013                              30,324  25.25    to     25.90       770,690     1.11%     0.20% to  0.75%  31.31% to   32.04%
2012                              36,790  19.23    to     19.62       710,812     1.08%     0.20% to  0.75%  19.48% to   20.14%
2011                              40,043  16.09    to     16.33       645,733     1.49%     0.20% to  0.75%   1.40% to    1.96%

                                   VL-R - 79

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                            At December 31                            For the year ended December 31
                                 -------------------------------------------  ---------------------------------------------
                                                                               Investment
                                                                                 Income        Expense
                                                                                 Ratio          Ratio          Total Return
                                            Unit Value                         Lowest to      Lowest to         Lowest to
                                  Units  Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                                 ------- -----------------------  ----------- ------------  -------------   -----------------
JPMorgan Insurance Trust Small Cap Core Portfolio - Class 1
------------------------------------------------------------------------------
2015                             201,877 $17.67    to    $27.04   $ 3,491,842     0.15%     0.20% to  0.75%  -5.99% to   -5.47%
2014                             214,401  18.70    to     28.76     3,980,905     0.13%     0.20% to  0.75%   8.78% to    9.38%
2013                             204,643  17.09    to     20.58     3,563,217     0.56%     0.20% to  0.75%  41.23% to   42.01%
2012                             218,178  11.44    to     18.72     2,763,083     0.21%     0.20% to  0.75%  18.83% to   19.73%
2011                             222,041   9.56    to     15.76     2,444,450     0.13%     0.20% to  0.75%  -5.48% to   -4.96%

MFS VIT Core Equity Series - Initial Class /(8)/
------------------------------------------------------------------------------
2015                                  -- $   --    to    $   --   $        --     1.90%     0.20% to  0.75%   0.00%       0.00%
2014                             253,650  12.96    to     16.81     4,227,249     0.76%     0.20% to  0.75%  10.41% to   11.02%
2013                             258,761  15.15    to     18.17     3,894,856     1.00%     0.20% to  0.75%  33.60% to   34.33%
2012                             284,309   8.78    to     14.99     3,169,925     0.79%     0.20% to  0.75%  15.36% to   16.00%
2011                             329,447   7.61    to     12.99     3,025,430     0.97%     0.20% to  0.75%  -1.76% to   -1.22%

MFS VIT Growth Series - Initial Class
------------------------------------------------------------------------------
2015                             592,534 $18.63    to    $25.59   $10,847,200     0.16%     0.20% to  0.75%   6.76% to    7.34%
2014                             639,531  17.36    to     23.97    10,962,846     0.10%     0.20% to  0.75%   8.13% to    8.73%
2013                             702,868  15.96    to     21.26    11,066,832     0.23%     0.20% to  0.75%  35.83% to   36.58%
2012                             751,222   7.95    to     18.27     8,544,313     0.00%     0.20% to  0.75%  16.51% to   17.15%
2011                             869,874   6.80    to     15.67     8,216,438     0.20%     0.20% to  0.75%  -1.07% to   -0.52%

MFS VIT New Discovery Series - Initial Class
------------------------------------------------------------------------------
2015                             249,507 $17.83    to    $18.97   $ 4,696,667     0.00%     0.20% to  1.45%  -3.30% to   -2.08%
2014                             262,079  18.44    to     19.37     5,102,989     0.00%     0.20% to  1.45%  -8.59% to   -7.44%
2013                             286,857  19.10    to     20.17     6,071,770     0.00%     0.20% to  1.45%  39.48% to   41.24%
2012                             303,535  13.22    to     23.29     4,558,624     0.00%     0.20% to  1.45%  19.48% to   21.23%
2011                             329,080  10.99    to     19.25     4,069,214     0.00%     0.20% to  1.45% -11.56% to  -10.45%

MFS VIT Research Series - Initial Class
------------------------------------------------------------------------------
2015                             151,314 $12.60    to    $22.64   $ 2,574,658     0.72%     0.20% to  0.75%   0.05% to    0.60%
2014                             159,337  12.52    to     22.63     2,760,517     0.81%     0.20% to  0.75%   9.38% to    9.98%
2013                             170,517  15.29    to     20.69     2,692,142     0.33%     0.20% to  0.75%  31.30% to   32.02%
2012                             168,723  10.74    to     17.07     2,043,000     0.80%     0.20% to  0.75%  16.39% to   17.28%
2011                             183,039   9.23    to     14.58     1,878,628     0.49%     0.20% to  0.75%  -1.19% to   -0.65%

MFS VIT Total Return Series - Initial Class
------------------------------------------------------------------------------
2015                              25,915 $14.53                   $   376,652     2.60%     0.50%            -0.87%
2014                              28,197  14.66                       413,403     1.79%     0.50%             7.96%
2013                              39,847   9.51    to     13.58       484,088     1.78%     0.50% to  0.75%  18.16% to   18.45%
2012                              47,066   8.05    to     11.47       446,828     2.86%     0.50% to  0.75%  10.42% to   10.70%
2011                              60,064   7.29    to     10.36       474,549     2.60%     0.50% to  0.75%   1.01% to    1.27%

MFS VIT II Core Equity Portfolio - Initial Class /(8)/
------------------------------------------------------------------------------
2015                             398,790 $ 9.73    to    $ 9.69   $ 3,874,431     1.18%     0.20% to  0.75%  -3.14% to   -2.73%

Neberger Berman AMT Mid-Cap Growth Portfolio - Class I
------------------------------------------------------------------------------
2015                             322,635 $16.66    to    $17.89   $ 5,601,819     0.00%     0.20% to  1.45%  -0.18% to    1.07%
2014                             340,994  12.60    to     14.70     5,935,633     0.00%     0.20% to  0.75%   6.78% to    7.37%
2013                             350,350  13.77    to     15.35     5,795,972     0.00%     0.20% to  0.75%  31.62% to   32.35%
2012                             366,791  10.21    to     19.25     4,618,123     0.00%     0.20% to  1.45%  10.79% to   12.42%
2011                             380,475   9.10    to     17.24     4,242,671     0.00%     0.20% to  1.45%  -0.97% to    0.27%

Neubeger Berman AMT Large Cap Value Portfolio - Class 1
------------------------------------------------------------------------------
2015                               2,629 $10.84                   $    28,491     0.78%     0.50%           -12.24%
2014                               2,860  12.35                        35,318     0.74%     0.50%             9.30%
2013                               3,059  11.30    to     17.88        35,254     1.21%     0.50% to  0.75%  30.16% to   30.48%
2012                               3,123   8.66    to     13.74        28,183     0.42%     0.50% to  0.75%  15.73% to   16.02%
2011                               3,480   7.46    to     11.87        26,986     0.00%     0.50% to  0.75% -12.02% to  -11.80%

Neuberger Berman AMT Socially Responsive Portfolio - Class I
------------------------------------------------------------------------------
2015                               5,802 $15.67    to    $24.21   $    90,687     0.59%     0.20% to  0.70%  -1.16% to   -0.66%
2014                               5,345  15.86    to     24.37        84,617     0.37%     0.20% to  0.70%   9.61% to   10.16%
2013                               5,148  14.16    to     14.46        74,333     0.73%     0.20% to  0.70%  36.64% to   37.33%
2012                               4,558  10.21    to     16.11        48,236     0.24%     0.20% to  0.70%  10.20% to   10.76%
2011                               3,830   9.26    to     14.54        36,936     0.37%     0.20% to  0.70%  -3.76% to   -3.27%

                                   VL-R - 80

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                           At December 31                             For the year ended December 31
                               ---------------------------------------------  ---------------------------------------------
                                                                               Investment
                                                                                 Income        Expense
                                                                                 Ratio          Ratio          Total Return
                                            Unit Value                         Lowest to      Lowest to         Lowest to
                                 Units   Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                               --------- -----------------------  ----------- ------------  -------------   -----------------
Oppenheimer Conservative Balanced Fund/V A - Non-Service Shares
------------------------------------------------------------------------------
2015                             116,211 $15.87    to    $15.56   $ 1,309,698     2.27%     0.20% to  0.75%   0.08% to    0.63%
2014                             112,858  10.30    to     15.55     1,313,231     2.24%     0.20% to  0.75%   7.39% to    7.98%
2013                             134,405   9.54    to     14.48     1,540,831     2.35%     0.20% to  0.75%  12.32% to   12.94%
2012                             130,271   8.45    to     12.96     1,389,796     1.30%     0.20% to  1.45%  10.72% to   12.35%
2011                             127,186   7.53    to     11.61     1,240,903     2.27%     0.20% to  1.45%  -0.73% to    0.52%

Oppenheimer Global Fund/VA - Non-Service Shares
------------------------------------------------------------------------------
2015                             430,410 $12.02    to    $15.11   $ 6,918,180     1.36%     0.20% to  1.45%   2.45% to    3.74%
2014                             428,197  13.10    to     14.75     7,020,158     1.12%     0.20% to  1.45%   0.82% to    2.09%
2013                             387,168  12.83    to     14.63     6,979,241     1.39%     0.20% to  1.45%  25.47% to   27.05%
2012                             369,438  10.10    to     25.26     5,596,885     2.17%     0.20% to  1.45%  19.52% to   21.27%
2011                             336,286   8.35    to     20.92     4,894,747     1.36%     0.20% to  1.45%  -9.61% to   -8.47%

Oppenheimer High Income Fund/VA - Non-Service Shares /(5)/
------------------------------------------------------------------------------
2011                              15,334   2.93    to      3.98        59,238     5.70%     0.50% to  0.75%  -3.07% to   -2.82%

Oppenheimer Global Strategic Income Fund/VA (Non-Service) /(5)/
------------------------------------------------------------------------------
2015                                 119 $ 9.98    to    $10.06   $     1,192    54.19%     0.50% to  0.75%  -2.99% to   -2.75%
2014                                 435 $10.28    to    $10.34   $     4,497     6.00%     0.50% to  0.75%   2.07% to    2.33%
2013                                 502 $10.08    to    $10.11   $     5,071    87.83%     0.50% to  0.75%  -0.88% to   -0.63%
2012                               4,341 $10.17    to    $10.17   $    44,134     0.00%     0.50% to  0.75%   1.66% to    1.70%

PIMCO VIT CommodityRealReturn Strategy Portfolio - Administrative
  Class
------------------------------------------------------------------------------
2015                             157,941 $ 5.45    to    $ 5.45   $   748,201     4.72%     0.20% to  1.45% -26.78% to  -25.85%
2014                             141,574   7.35    to      7.45       939,699     0.39%     0.20% to  1.45% -19.60% to  -18.59%
2013                             153,258   8.49    to      9.26     1,261,795     1.75%     0.20% to  1.45% -15.93% to  -14.87%
2012                             152,437   7.71    to     13.88     1,542,031     2.78%     0.20% to  1.45%   3.87% to    5.40%
2011                             160,205   7.35    to     13.20     1,638,541    16.05%     0.20% to  1.45%  -8.89% to   -7.74%

PIMCO VIT Global Bond Portfolio(Unhedged) - Administrative Class
------------------------------------------------------------------------------
2015                               9,924 $12.22    to    $ 9.43   $   112,453     1.84%     0.20% to  0.70%  -4.69% to   -4.22%
2014                               9,366  12.82    to     14.72       109,767     2.02%     0.20% to  0.70%   1.55% to    2.06%
2013                               4,338  12.63    to     14.42        58,532     1.05%     0.20% to  0.70%  -9.12% to   -8.66%
2012                               3,695  13.89    to     15.79        54,581     1.68%     0.20% to  0.70%   6.19% to    6.73%
2011                               3,551  13.08    to     14.79        49,556     2.57%     0.20% to  0.70%   6.81% to    7.35%

PIMCO VIT Real Return Portfolio - Administrative Class
------------------------------------------------------------------------------
2015                             768,137 $12.46    to    $19.29   $ 9,823,635     3.98%     0.20% to  0.75%  -3.43% to   -2.90%
2014                             846,961  12.83    to     19.98    11,432,689     1.46%     0.20% to  0.75%   2.32% to    2.89%
2013                             889,857  13.82    to     19.53    12,132,852     1.65%     0.20% to  0.75%  -9.90% to   -9.40%
2012                             892,900  13.57    to     24.63    14,799,219     1.09%     0.20% to  0.75%   7.94% to    8.76%
2011                             849,220  12.54    to     22.74    14,253,301     2.12%     0.20% to  0.75%  10.83% to   11.44%

PIMCO VIT Short-Term Portfolio - Administrative Class
------------------------------------------------------------------------------
2015                             356,593 $10.93    to    $11.32   $ 4,051,596     0.97%     0.20% to  1.45%  -0.34% to    0.91%
2014                             389,111  10.97    to     11.22     4,444,798     0.70%     0.20% to  1.45%  -0.74% to    0.51%
2013                             408,791  11.05    to     11.20     4,804,840     0.71%     0.20% to  1.45%  -0.88% to    0.36%
2012                             555,092  10.86    to     13.83     6,644,323     0.73%     0.20% to  1.45%   1.29% to    2.78%
2011                             818,523  10.66    to     13.51     9,813,692     1.42%     0.20% to  1.45%  -0.93% to    0.31%

PIMCO VIT Total Return Portfolio - Administrative Class
------------------------------------------------------------------------------
2015                             960,916 $10.17    to    $14.72   $14,091,840     4.94%     0.20% to  1.45%  -0.98% to    0.27%
2014                           1,018,466  14.81    to     14.87    15,298,326     2.21%     0.20% to  1.45%   2.78% to    4.07%
2013                           1,071,774  14.23    to     14.47    16,119,465     2.18%     0.20% to  1.45%  -3.37% to   -2.16%
2012                           1,116,915  13.88    to     21.72    17,972,323     2.63%     0.20% to  1.45%   8.01% to    9.60%
2011                           1,056,839  12.73    to     19.90    16,584,031     2.72%     0.20% to  1.45%   2.12% to    3.40%

                                   VL-R - 81

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                             At December 31                            For the year ended December 31
                                  -------------------------------------------  ---------------------------------------------
                                                                                Investment
                                                                                  Income        Expense
                                                                                  Ratio          Ratio          Total Return
                                             Unit Value                         Lowest to      Lowest to         Lowest to
                                   Units  Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                                  ------- -----------------------  ----------- ------------  -------------   -----------------
Pioneer Fund VCT Portfolio - Class I
-------------------------------------------------------------------------------
2015                              105,109 $15.12    to    $18.23   $ 1,558,132     1.08%     0.20% to  0.75%  -0.81% to   -0.26%
2014                              112,417  15.16    to     18.38     1,675,091     1.19%     0.20% to  0.75%  10.20% to   10.81%
2013                              123,944  13.68    to     16.67     1,671,452     1.28%     0.20% to  0.75%  32.29% to   33.02%
2012                              148,553  10.14    to     12.65     1,516,410     1.60%     0.20% to  0.75%   9.42% to   10.02%
2011                              158,191   9.25    to     11.81     1,500,448     1.57%     0.20% to  0.75%  -5.02% to   -4.49%

Pioneer Select Mid Cap Growth VCT Portfolio - Class I
-------------------------------------------------------------------------------
2015                              138,650 $19.05    to    $19.57   $ 2,660,062     0.00%     0.20% to  0.75%   0.87% to    1.43%
2014                              159,076  18.89    to     19.30     3,016,671     0.00%     0.20% to  0.75%   8.61% to    9.21%
2013                              174,488  17.39    to     17.67     3,037,831     0.00%     0.20% to  0.75%  41.39% to   42.17%
2012                              193,725  12.26    to     12.70     2,379,278     0.00%     0.20% to  0.75%   6.22% to    6.81%
2011                              214,885  11.51    to     11.91     2,482,486     0.00%     0.20% to  0.75%  -2.99% to   -2.45%

Pioneer Mid Cap Value VCT Portfolio - Class I
-------------------------------------------------------------------------------
2015                               67,069 $22.14    to    $15.55   $ 1,034,676     0.79%     0.20% to  0.75%  -6.84% to   -6.33%
2014                               78,736  14.69    to     16.04     1,295,160     0.86%     0.20% to  1.45%  13.43% to   14.86%
2013                               79,039  12.79    to     14.14     1,145,657     0.93%     0.20% to  1.45%  31.19% to   32.84%
2012                               79,635   9.63    to     15.49       873,297     1.06%     0.20% to  1.45%   9.51% to   11.12%
2011                               81,710   8.68    to     13.97       820,496     0.74%     0.20% to  1.45%  -6.99% to   -5.82%

Putnam VT Diversified Income Fund - Class IB
-------------------------------------------------------------------------------
2015                              353,185 $13.76    to    $15.72   $ 6,043,586     9.47%     0.20% to  0.95%  -3.26% to   -2.54%
2014                              373,499  14.12    to     16.25     6,577,843     8.12%     0.20% to  0.95%  -0.60% to    0.15%
2013                              388,960  16.35    to     17.00     6,887,646     3.16%     0.20% to  0.95%   6.79% to    7.60%
2012                              402,710  12.92    to     20.32     6,829,890     5.59%     0.20% to  0.95%  10.47% to   11.53%
2011                              391,271  11.63    to     18.28     6,267,641    10.17%     0.20% to  0.95%  -4.08% to   -3.36%

Putnam VT Growth and Income Fund - Class IB
-------------------------------------------------------------------------------
2015                              714,172 $15.45    to    $17.53   $11,296,683     1.87%     0.20% to  0.75%  -8.22% to   -7.71%
2014                              753,606  16.75    to     19.09    12,972,211     1.32%     0.20% to  0.75%   9.91% to   10.51%
2013                              791,936  15.15    to     17.37    12,432,215     1.66%     0.20% to  0.75%  34.66% to   35.41%
2012                              829,395  11.04    to     13.20     9,733,019     1.73%     0.20% to  0.75%  18.24% to   18.90%
2011                              889,651   9.31    to     11.16     8,894,899     1.26%     0.20% to  0.75%  -5.35% to   -4.83%

Putnam VT International Value Fund - Class IB
-------------------------------------------------------------------------------
2015                              454,450 $ 8.45    to    $ 9.28   $ 4,218,894     1.37%     0.20% to  1.45%  -3.41% to   -2.20%
2014                              472,647   8.64    to      9.61     4,609,199     1.38%     0.20% to  1.45% -10.79% to   -9.67%
2013                              467,037   9.56    to     10.77     5,206,801     2.51%     0.20% to  1.45%  20.45% to   21.97%
2012                              478,649   7.73    to     16.30     4,530,628     2.94%     0.20% to  1.45%  19.95% to   21.71%
2011                              484,622   6.39    to     13.50     4,000,551     2.75%     0.20% to  1.45% -15.02% to  -13.95%

Putnam VT Multi-Cap Growth Fund - Class IB
-------------------------------------------------------------------------------
2015                                2,141 $18.64    to    $18.89   $    40,437     0.51%     0.50% to  0.75%  -1.03% to   -0.79%
2014                                2,290  18.83    to     19.04        43,591     0.34%     0.50% to  0.75%  12.64% to   12.92%
2013                                2,925  16.72    to     16.86        49,309     0.44%     0.50% to  0.75%  35.42% to   35.76%
2012                                2,557  12.35    to     12.42        31,738     0.25%     0.50% to  0.75%  15.89% to   16.18%
2011                                2,873  10.65    to     10.69        30,636     0.38%     0.50% to  0.75%  -5.79% to   -5.56%

Putnam VT Small Cap Value Fund - Class IB
-------------------------------------------------------------------------------
2015                               13,733 $31.09    to    $24.26   $   214,083     0.86%     0.20% to  0.75%  -4.95% to   -4.43%
2014                               13,863  32.71    to     14.61       227,886     0.48%     0.20% to  0.75%   2.66% to    3.23%
2013                               17,021  14.15    to     31.86       276,055     0.79%     0.20% to  0.75%  38.56% to   39.33%
2012                               15,566  10.16    to     22.99       186,076     0.45%     0.20% to  0.75%  16.61% to   17.25%
2011                               13,404   8.66    to     19.72       166,983     0.63%     0.20% to  0.75%  -5.44% to   -4.92%

Putnam VT Voyager Fund - Class IB
-------------------------------------------------------------------------------
2015                               10,278 $17.58                   $   180,671     1.14%     0.50%            -6.58%
2014                               10,716  18.82                       201,633     0.75%     0.50%             9.17%
2013                               13,049  10.64    to     17.24       207,795     0.63%     0.50% to  0.75%  42.65% to   43.01%
2012                               12,707   7.46    to     12.05       114,313     0.40%     0.50% to  0.75%  13.37% to   13.66%
2011                               20,042   6.58    to     10.60       143,379     0.00%     0.50% to  0.75% -18.46% to  -18.26%

                                   VL-R - 82

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                           At December 31                             For the year ended December 31
                               ---------------------------------------------  ---------------------------------------------
                                                                               Investment
                                                                                 Income        Expense
                                                                                 Ratio          Ratio          Total Return
                                            Unit Value                         Lowest to      Lowest to         Lowest to
                                 Units   Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/     Highest /(3)/
                               --------- -----------------------  ----------- ------------  -------------   -----------------
SunAmerica Aggressive Growth Portfolio - Class 1
------------------------------------------------------------------------------
2015                              95,675 $24.65    to    $12.10   $ 1,276,068     0.00%     0.20% to  1.45%  -2.61% to   -1.38%
2014                              93,919  11.81    to     17.37     1,296,355     0.00%     0.20% to  0.75%  -0.20% to    0.35%
2013                             107,822  11.77    to     17.41     1,538,347     0.00%     0.20% to  0.75%  41.87% to   42.65%
2012                             101,251   8.25    to     17.46     1,081,476     0.00%     0.20% to  0.75%  15.35% to   16.23%
2011                             122,598   7.11    to     15.06     1,139,542     0.00%     0.20% to  0.75%  -2.71% to   -2.17%

SunAmerica Balanced Portfolio - Class 1
------------------------------------------------------------------------------
2015                             137,230 $18.62    to    $12.01   $ 2,184,924     1.81%     0.20% to  0.75%  -0.72% to   -0.17%
2014                             127,688  18.75    to     12.03     2,073,068     1.34%     0.20% to  0.75%  10.61% to   11.22%
2013                             152,839  16.95    to     18.85     2,306,189     1.61%     0.20% to  0.75%  18.58% to   19.24%
2012                             127,008  11.47    to     15.81     1,698,860     1.39%     0.20% to  0.75%  12.28% to   13.14%
2011                             125,848  10.16    to     14.01     1,584,195     1.78%     0.20% to  0.75%   1.51% to    2.07%

UIF Growth Portfolio - Class I Shares
------------------------------------------------------------------------------
2015                             154,144 $20.76    to    $26.62   $ 3,154,713     0.00%     0.20% to  0.75%  11.40% to   12.01%
2014                             164,298  18.53    to     23.89     3,024,443     0.00%     0.20% to  0.75%   5.57% to    6.15%
2013                             183,354  17.46    to     22.63     3,189,301     0.43%     0.20% to  0.75%  46.97% to   47.78%
2012                             214,963  10.74    to     17.51     2,534,261     0.00%     0.20% to  0.75%  13.52% to   14.15%
2011                             232,463   9.43    to     15.42     2,388,116     0.12%     0.20% to  0.75%  -3.52% to   -2.99%

VALIC Company I Dynamic Allocation Fund /(5)/
------------------------------------------------------------------------------
2015                              44,433 $10.40    to    $10.53   $   426,336     0.00%     0.20% to  0.70%  -5.22% to   -4.74%
2014                               1,709 $10.97    to    $11.06   $    18,755     2.66%     0.20% to  0.70%   3.51% to    4.03%

VALIC Company I Emerging Economies Fund /(5)/
------------------------------------------------------------------------------
2015                               1,266 $ 7.74    to    $ 7.84   $     9,783     1.64%     0.20% to  0.70% -15.14% to  -14.71%
2014                                 676 $ 9.12    to    $ 9.20   $     6,209     0.00%     0.20% to  0.70%  -6.23% to   -5.76%

VALIC Company I Foreign Value Fund /(5)/
------------------------------------------------------------------------------
2015                               3,100 $ 9.43                   $    25,424     0.49%     0.70%            -7.95%
2014                                 134 $10.25                   $     1,369     0.00%     0.70%           -12.25%

VALIC Company II Mid Cap Value /(5)/
------------------------------------------------------------------------------
2015                               1,425 $10.00    to    $12.26   $    15,590     0.18%     0.20% to  0.70%  -2.10% to   -1.61%
2014                                 180 $12.36    to    $12.46   $     2,227     0.00%     0.20% to  0.70%   5.98% to    6.51%

VALIC Company II Strategic Bond Fund /(5)/
------------------------------------------------------------------------------
2015                              10,346 $ 9.86    to    $ 9.99   $   101,212     3.38%     0.20% to  0.70%  -2.62% to   -2.13%
2014                               4,924 $10.13    to    $10.21   $    50,223     0.00%     0.20% to  0.70%   3.22% to    3.74%

VALIC Company II Socially Responsible Fund /(5)/
------------------------------------------------------------------------------
2015                               1,167 $13.20    to    $13.37   $    15,000     0.92%     0.20% to  0.70%   0.41% to    0.91%
2014                               1,076 $13.15    to    $13.25   $    14,158     0.00%     0.20% to  0.70%  14.72% to   15.30%

VALIC Company I International Equities Index Fund
------------------------------------------------------------------------------
2015                             261,372 $13.69    to    $10.28   $ 2,498,488     3.69%     0.20% to  0.75%  -1.74% to   -1.20%
2014                             247,583  10.86    to     15.70     2,483,499     2.51%     0.20% to  0.75%  -6.15% to   -5.63%
2013                             238,168   9.89    to     17.48     2,621,512     0.00%     0.20% to  0.75%  18.10% to   18.76%
2012                             246,412   7.54    to     14.80     2,344,533     2.78%     0.20% to  0.75%  16.15% to   17.03%
2011                             237,562   6.45    to     12.74     2,085,235     2.46%     0.20% to  0.75% -13.75% to  -13.27%

VALIC Company I Mid Cap Index Fund
------------------------------------------------------------------------------
2015                             767,547 $17.50    to    $17.54   $13,632,876     1.04%     0.20% to  1.45%  -3.90% to   -2.69%
2014                             832,872  12.36    to     18.26    15,463,977     1.11%     0.20% to  1.45%   7.84% to    9.19%
2013                             887,398  16.93    to     25.70    15,589,772     0.00%     0.20% to  1.45%  31.20% to   32.84%
2012                             926,155  12.03    to     30.28    12,752,712     1.01%     0.20% to  1.45%  15.83% to   17.53%
2011                             971,265  10.25    to     25.96    12,207,470     0.89%     0.20% to  1.45%  -3.41% to   -2.20%

VALIC Company I Money Market I Fund
------------------------------------------------------------------------------
2015                           1,157,120 $ 9.70    to    $ 9.99   $11,540,062     0.01%     0.20% to  1.45%  -1.43% to   -0.19%
2014                           1,134,201   9.84    to     10.01    11,413,517     0.01%     0.20% to  1.45%  -1.43% to   -0.19%
2013                           1,273,784   9.98    to     10.20    13,099,199     0.01%     0.20% to  1.45%  -1.43% to   -0.19%
2012                           1,335,241   9.83    to     12.60    13,944,313     0.01%     0.20% to  1.45%  -1.43% to    0.02%
2011                           1,626,173   9.93    to     12.69    17,189,014     0.01%     0.20% to  1.45%  -1.43% to   -0.19%

                                   VL-R - 83

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

A summary of units outstanding, unit values, and net assets for the variable life policies and the investment income ratios, expense ratios (excluding expenses of the underlying Divisions) and total returns for the years ended December 31, 2015, 2014, 2013, 2012, and 2011 are as follows:

                                           At December 31                            For the year ended December 31
                               ---------------------------------------------  -------------------------------------------
                                                                               Investment
                                                                                 Income        Expense
                                                                                 Ratio          Ratio         Total Return
                                            Unit Value                         Lowest to      Lowest to        Lowest to
                                 Units   Lowest to Highest /(4)/  Net Assets  Highest /(1)/ Highest /(2)/    Highest /(3)/
                               --------- -----------------------  ----------- ------------  -------------   ---------------
VALIC Company I Nasdaq-100 Index Fund
------------------------------------------------------------------------------
2015                             278,122 $15.56    to    $24.79   $ 6,538,380     0.86%     0.20% to  1.45%  7.62% to   8.97%
2014                             264,337  14.28    to     25.69     5,678,276     0.78%     0.20% to  0.75% 17.80% to  18.45%
2013                             295,262  10.29    to     18.29     5,132,899     0.00%     0.20% to  0.75% 35.21% to  35.96%
2012                             327,323   7.51    to     21.52     3,855,505     0.48%     0.20% to  0.75% 17.06% to  17.95%
2011                             405,865   6.41    to     18.38     3,611,343     0.36%     0.20% to  0.75%  2.20% to   2.76%

VALIC Company I Science & Technology Fund
------------------------------------------------------------------------------
2015                             122,249 $21.85    to    $15.52   $ 2,513,308     0.00%     0.20% to  0.75%  7.07% to   7.66%
2014                             111,094  20.41    to     30.27     2,117,057     0.12%     0.20% to  0.75% 13.57% to  14.20%
2013                             122,558   7.79    to     16.92     1,829,945     0.00%     0.20% to  0.75% 41.42% to  42.20%
2012                             130,357   5.49    to     18.64     1,294,304     0.00%     0.20% to  0.75% 11.30% to  12.15%
2011                             153,668   4.93    to     16.65     1,189,330     0.00%     0.20% to  0.75% -6.69% to  -6.18%

VALIC Company I Small Cap Index Fund
------------------------------------------------------------------------------
2015                             356,597 $16.75    to    $27.01   $ 6,123,899     1.02%     0.20% to  0.75% -5.19% to  -4.67%
2014                             451,716  17.57    to     28.49     8,200,643     1.14%     0.20% to  0.75%  3.98% to   4.55%
2013                             402,209  15.11    to     27.40     7,347,965     0.00%     0.20% to  0.75% 37.60% to  38.36%
2012                             406,952  10.92    to     19.92     5,593,379     1.21%     0.20% to  0.75% 15.19% to  16.07%
2011                             478,080   9.43    to     17.29     6,058,863     0.99%     0.20% to  0.75% -5.02% to  -4.50%

VALIC Company I Stock Index Fund
------------------------------------------------------------------------------
2015                           1,174,358 $12.89    to    $21.57   $19,822,358     1.66%     0.20% to  0.75%  0.30% to   0.85%
2014                           1,288,580  12.78    to     21.51    21,735,503     1.60%     0.20% to  0.75% 12.44% to  13.06%
2013                           1,404,065  13.32    to     19.13    21,199,509     0.00%     0.20% to  0.75% 30.93% to  31.65%
2012                           1,538,212  10.12    to     17.06    17,797,241     1.75%     0.20% to  0.75% 14.71% to  15.59%
2011                           1,685,382   8.77    to     14.85    16,944,543     1.50%     0.20% to  0.75%  1.06% to   1.62%

Vanguard VIF High Yield Bond Portfolio
------------------------------------------------------------------------------
2015                             377,721 $15.03    to    $15.42   $ 6,281,947     5.53%     0.20% to  1.45% -3.00% to  -1.77%
2014                             444,782  15.49    to     15.70     7,720,929     5.45%     0.20% to  1.45%  2.90% to   4.20%
2013                             433,735  15.06    to     15.07     7,457,681     5.28%     0.20% to  1.45%  2.84% to   4.14%
2012                             445,329  14.33    to     21.12     7,537,292     5.50%     0.20% to  1.45% 12.65% to  14.30%
2011                             431,505  12.60    to     18.55     6,717,411     7.40%     0.20% to  1.45%  5.40% to   6.72%

Vanguard VIF REIT Index Portfolio
------------------------------------------------------------------------------
2015                             814,685 $24.97    to    $15.95   $14,170,899     1.81%     0.20% to  1.45%  0.75% to   2.02%
2014                             833,523  15.35    to     15.83    14,892,265     3.38%     0.20% to  1.45% 28.24% to  29.85%
2013                             761,290  11.82    to     12.34    11,900,404     2.15%     0.20% to  1.45%  0.86% to   2.13%
2012                             743,005  11.13    to     35.59    12,444,603     2.02%     0.20% to  1.45% 15.77% to  17.47%
2011                             674,328   9.57    to     30.42    11,391,819     1.67%     0.20% to  1.45%  6.88% to   8.22%

/(1)/ These amounts represent the dividends, excluding distributions of capital gains, received by the variable account from the underlying investment portfolio, net of management fees assessed by the portfolio manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the variable account is affected by the timing of the declaration of dividends by the underlying investment portfolio in which the variable account invests. The average net assets are calculated by adding ending net asset balances at the end of each month of the year and dividing it by the number of months that the portfolio had an ending asset balance during the year.

/(2)/ These amounts represent the annualized contract expenses of the variable account, consisting of distribution, mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying investment portfolios have been excluded. For additional information on charges and deductions, see footnote 4. The minimum and maximum ratios shown include subaccounts that may not have net assets.

                                   VL-R - 84

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 7 - Financial Highlights - Continued

/(3)/ These amounts represent the total return for the periods indicated, including changes in the value of the underlying investment portfolio, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Because the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

/(4)/ Because the unit values are presented as a range of lowest to highest, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract unit values are not within the ranges presented.

/(5)/ The Oppenheimer High Income Fund/VA merged into the Oppenheimer Global
      Strategic Income Fund/VA on October 26, 2012.

/(6)/ Fund commenced operations on May 1, 2013.

/(7)/ Fund closed on December 12, 2014.

/(8)/ MFS VIT Core Equity Series - Intial Class merged into MFS VIT II Core
      Equity Portfolio - Initial Class on March 27, 2015.

                                   VL-R - 85

AMERICAN GENERAL LIFE INSURANCE COMPANY
SEPARATE ACCOUNT VL-R
NOTES TO FINANCIAL STATEMENTS - CONTINUED

Note 8 - Subsequent Events

Management has evaluated Separate Account related events and transactions that occurred during the period from the date of the Statement of Assets and Liabilities through April 28, 2016. There were no events or transactions that occurred during the period that materially impacted the amounts or disclosures in the Separate Account's financial statements.

                                   VL-R - 86

American General Life
Insurance Company

Audited GAAP Financial Statements
At December 31, 2015 and 2014 and for each of the three years ended December 31, 2015

AMERICAN GENERAL LIFE INSURANCE COMPANY

TABLE OF CONTENTS

                                                                           Page
                                                                           ----
CONSOLIDATED FINANCIAL STATEMENTS

Independent Auditor's Report                                                 2

Consolidated Balance Sheet at December 31, 2015 and 2014                     3

Consolidated Statements of Income for each of the years ended                4
  December 31, 2015, 2014 and 2013

Consolidated Statements of Comprehensive Income (Loss) for each of the       5
  years ended December 31, 2015, 2014 and 2013

Consolidated Statements of Equity for each of the years ended                6
  December 31, 2015, 2014 and 2013

Consolidated Statements of Cash Flows for each of the years ended            7
  December 31, 2015, 2014 and 2013

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Basis of Presentation                                                   8

2.   Summary of Significant Accounting Policies                             12

3.   Fair Value Measurements                                                15

4.   Investments                                                            33

5.   Lending Activities                                                     43

6.   Reinsurance                                                            45

7.   Derivatives and Hedge Accounting                                       46

8.   Deferred Policy Acquisition Costs and Deferred Sales Inducements       48

9.   Variable Interest Entities                                             51

10.  Insurance Liabilities                                                  54

11.  Variable Life and Annuity Contracts                                    56

12.  Debt                                                                   58

13.  Commitments and Contingencies                                          59

14.  Equity                                                                 61

15.  Statutory Financial Data and Restrictions                              62

16.  Benefit Plans                                                          63

17.  Income Taxes                                                           63

18.  Related Party Transactions                                             66

19.  Subsequent Events                                                      68

Independent Auditor's Report

To the Board of Directors and Shareholder of American General Life Insurance Company

We have audited the accompanying consolidated financial statements of American General Life Insurance Company and its subsidiaries (the Company), an indirect, wholly owned subsidiary of American International Group, Inc., which comprise the consolidated balance sheets as of December 31, 2015 and 2014, and the related consolidated statements of income, comprehensive income (loss), equity and cash flows for each of the three years in the period ended December 31, 2015.

Management's Responsibility for the Consolidated Financial Statements

Management is responsible for the preparation and fair presentation of the consolidated financial statements in accordance with accounting principles generally accepted in the United States of America; this includes the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of consolidated financial statements that are free from material misstatement, whether due to fraud or error.

Auditor's Responsibility

Our responsibility is to express an opinion on the consolidated financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the consolidated financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the consolidated financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company's preparation and fair presentation of the consolidated financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Opinion

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of American General Life Insurance Company and its subsidiaries as of December 31, 2015 and 2014, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2015 in accordance with accounting principles generally accepted in the United States of America.

/s/ PricewaterhouseCoopers LLP

Houston, TX
April 28, 2016

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED BALANCE SHEETS


                                                                                                December 31,
                                                                                            -------------------
                                                                                                 2015       2014
(in millions, except for share data)                                                        --------  ---------
                                                                                                       (Revised)
Assets:
   Investments:
       Fixed maturity securities:
          Bonds available for sale, at fair value (amortized cost: 2015 - $96,119;
            2014 - $94,559)                                                                 $ 99,086  $ 102,743
          Other bond securities, at fair value                                                 3,545      2,934
   Equity securities:
          Common and preferred stock, available for sale, at fair value
            (cost: 2015 - $15; 2014 - $19)                                                        18         26
       Mortgage and other loans receivable, net of allowance                                  14,598     11,911
       Other invested assets (portion measured at fair value: 2015 - $2,684;
         2014 - $3,176)                                                                        5,687      6,894
       Short-term investments (portion measured at fair value: 2015 - $1,625;
         2014 - $558)                                                                          1,850      1,381
                                                                                            --------  ---------
          Total investments                                                                  124,784    125,889
   Cash                                                                                          317        263
   Accrued investment income                                                                   1,055      1,042
   Amounts due from related parties                                                              520         82
   Premiums and other receivables - net of allowance                                             698        602
   Reinsurance assets, net of allowance                                                        1,665      1,616
   Deferred policy acquisition costs                                                           6,401      5,661
   Current income tax receivable                                                                 121        561
   Deferred income taxes                                                                         445         --
   Other assets (including restricted cash of $4 in 2015 and $396 in 2014)                     2,186      2,196
   Separate account assets, at fair value                                                     41,894     40,627
                                                                                            --------  ---------
Total assets                                                                                $180,086  $ 178,539
                                                                                            ========  =========
Liabilities:
   Future policy benefits for life and accident and health insurance contracts              $ 31,576  $  30,847
   Policyholder contract deposits (portion measured at fair value: 2015 - $2,104;
     2014 - $1,351)                                                                           75,642     72,903
   Policy claims and benefits payable                                                            685        646
   Other policyholder funds                                                                    2,090      2,069
   Deferred income taxes                                                                          --         35
   Notes payable - to affiliates, net (portion measured at fair value: 2015 - $474;
     2014 - $514)                                                                                717        658
   Notes payable - to third parties, net                                                         406        617
   Amounts due to related parties                                                                792      1,709
   Securities lending payable                                                                    962         --
   Other liabilities                                                                           3,864      3,754
   Separate account liabilities                                                               41,894     40,627
                                                                                            --------  ---------
Total liabilities                                                                            158,628    153,865
                                                                                            --------  ---------
Commitments and contingencies (see Note 13)
American General Life Insurance Company (AGL) shareholder's equity:
   Preferred stock, $100 par value; 8,500 shares authorized, issued and outstanding                1          1
   Common stock, $10 par value; 600,000 shares authorized, issued and outstanding                  6          6
   Additional paid-in capital                                                                 18,546     18,514
   Retained earnings                                                                             575        218
   Accumulated other comprehensive income                                                      2,333      5,935
                                                                                            --------  ---------
Total AGL shareholder's equity                                                                21,461     24,674
Noncontrolling interests                                                                          (3)        --
                                                                                            --------  ---------
Total equity                                                                                  21,458     24,674
                                                                                            --------  ---------
Total liabilities and equity                                                                $180,086  $ 178,539
                                                                                            ========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF INCOME


                                                                                                    Years Ended December 31,
                                                                                                 -----------------------------
(in millions)                                                                                      2015      2014       2013
-------------                                                                                    -------  ---------  ---------
                                                                                                           (Revised)  (Revised)
Revenues:
 Premiums                                                                                        $ 2,628  $   1,666  $   1,783
 Policy fees                                                                                       2,090      1,985      1,766
 Net investment income                                                                             6,118      6,925      6,709
 Net realized capital gains (losses):
   Total other-than-temporary impairments on available for sale securities                          (197)       (81)       (74)
   Portion of other-than-temporary impairments on available for sale fixed maturity securities
     recognized in other comprehensive income (loss)                                                 (22)       (23)        (1)
                                                                                                 -------  ---------  ---------
   Net other-than-temporary impairments on available for sale securities recognized in net
     income                                                                                         (219)      (104)       (75)
   Other realized capital gains                                                                      141         30      2,157
                                                                                                 -------  ---------  ---------
   Total net realized capital gains (losses)                                                         (78)       (74)     2,082
   Other income                                                                                    2,268      2,580      2,878
                                                                                                 -------  ---------  ---------
Total revenues                                                                                    13,026     13,082     15,218
                                                                                                 -------  ---------  ---------
Benefits and expenses:
 Policyholder benefits                                                                             5,276      4,224      4,874
 Interest credited to policyholder account balances                                                2,178      2,234      2,257
 Amortization of deferred policy acquisition costs                                                   787        658        586
 General operating and other expenses                                                              3,087      3,014      2,966
                                                                                                 -------  ---------  ---------
Total benefits and expenses                                                                       11,328     10,130     10,683
                                                                                                 -------  ---------  ---------
Income before income tax expense (benefit)                                                         1,698      2,952      4,535
Income tax expense (benefit):
 Current                                                                                             549        401         81
 Deferred                                                                                           (111)       533       (368)
                                                                                                 -------  ---------  ---------
Income tax expense (benefit)                                                                         438        934       (287)
                                                                                                 -------  ---------  ---------
Net income                                                                                         1,260      2,018      4,822
Less:
Net income attributable to noncontrolling interests                                                   --         --          1
                                                                                                 -------  ---------  ---------
Net income attributable to AGL                                                                   $ 1,260  $   2,018  $   4,821
                                                                                                 =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME (LOSS)


                                                                                                     Years Ended December 31,
                                                                                                  -----------------------------
(in millions)                                                                                       2015      2014       2013
-------------                                                                                     -------  ---------  ---------
                                                                                                            (Revised)  (Revised)
Net income                                                                                        $ 1,260  $   2,018  $   4,822
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss), net of tax
 Change in unrealized appreciation (depreciation) of fixed maturity investments on which other-
   than-temporary credit impairments were recognized                                                 (225)        48        242
 Change in unrealized appreciation (depreciation) of all other investments                         (4,368)     3,900     (5,299)
 Adjustments to deferred policy acquisition costs, value of business acquired and deferred sales
   inducements                                                                                        442       (152)       542
 Change in unrealized insurance loss recognition                                                      551       (556)     1,325
 Change in foreign currency translation adjustments                                                    (2)        (5)        (3)
                                                                                                  -------  ---------  ---------
Other comprehensive income (loss)                                                                  (3,602)     3,235     (3,193)
                                                                                                  -------  ---------  ---------
Comprehensive income (loss)                                                                        (2,342)     5,253      1,629
Comprehensive income attributable to noncontrolling interests                                          --         --          1
                                                                                                  -------  ---------  ---------
Comprehensive income (loss) attributable to AGL                                                   $(2,342) $   5,253  $   1,628
                                                                                                  =======  =========  =========

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF EQUITY


                                                                       Retained    Accumulated  Total AGL
                                                          Additional   Earnings       Other      Share-      Non-
                                         Preferred Common  Paid-in   (Accumulated Comprehensive holder's  controlling  Total
(in millions)                              Stock   Stock   Capital     Deficit)      Income      Equity    Interests   Equity
-------------                            --------- ------ ---------- ------------ ------------- --------- ----------- -------
Balance, January 1, 2013 (Revised)          $ 1     $ 6    $25,363     $(5,078)      $ 5,893     $26,185     $ 167    $26,352
                                            ---     ---    -------     -------       -------     -------     -----    -------
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       4,821            --       4,821         1      4,822
Other comprehensive loss                     --      --         --          --        (3,193)     (3,193)       --     (3,193)
Capital contributions from Parent            --      --        368          --            --         368        --        368
Return of capital                            --      --     (2,553)         --            --      (2,553)       --     (2,553)
Other                                        --      --        (15)          5            --         (10)       (4)       (14)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2013 (Revised)        $ 1     $ 6    $23,163     $  (252)      $ 2,700     $25,618     $ 164    $25,782
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       2,018            --       2,018        --      2,018
Dividends                                    --      --         --      (1,548)           --      (1,548)       --     (1,548)
Other comprehensive income                   --      --         --          --         3,235       3,235        --      3,235
Capital contributions from Parent            --      --         58          --            --          58        --         58
Deconsolidation of VIEs                      --      --         --          --            --          --      (167)      (167)
Return of capital                            --      --     (4,707)         --            --      (4,707)       --     (4,707)
Other                                        --      --         --          --            --          --         3          3
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2014 (Revised)        $ 1     $ 6    $18,514     $   218       $ 5,935     $24,674     $  --    $24,674
                                            ===     ===    =======     =======       =======     =======     =====    =======
Net income attributable to AGL or other
 noncontrolling interests                    --      --         --       1,260            --       1,260        --      1,260
Dividends                                    --      --         --        (903)           --        (903)       --       (903)
Other comprehensive loss                     --      --         --          --        (3,602)     (3,602)       --     (3,602)
Capital contributions from Parent            --      --         32          --            --          32        --         32
Other                                        --      --         --          --            --          --        (3)        (3)
                                            ---     ---    -------     -------       -------     -------     -----    -------
Balance, December 31, 2015                  $ 1     $ 6    $18,546     $   575       $ 2,333     $21,461     $  (3)   $21,458
                                            ===     ===    =======     =======       =======     =======     =====    =======

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
CONSOLIDATED STATEMENTS OF CASH FLOWS


                                                                                                Years Ended December 31,
                                                                                             ------------------------------
(in millions)                                                                                  2015       2014       2013
-------------                                                                                --------  ---------  ---------
                                                                                                        (Revised)  (Revised)
Cash flows from operating activities:
 Net income                                                                                  $  1,260  $   2,018  $   4,822
                                                                                             --------  ---------  ---------
 Adjustments to reconcile net income to net cash provided by operating activities:
   Interest credited to policyholder account balances                                           2,178      2,234      2,257
   Amortization of deferred policy acquisition costs                                              787        658        586
   Fees charged for policyholder contract deposits                                             (1,203)    (1,172)      (946)
   Net realized capital losses (gains)                                                             78         74     (2,082)
   Unrealized losses (gains) in earnings, net                                                      25       (280)       153
   Equity in income of partnerships and other invested assets                                     (32)      (459)      (141)
   Accretion of net premium/discount on investments                                              (710)      (760)      (631)
   Capitalized interest                                                                           (59)       (82)      (531)
   Provision for deferred income taxes                                                           (111)       533       (368)
 Changes in operating assets and liabilities:
   Accrued investment income                                                                      (13)        32         43
   Amounts due to/from related parties                                                             62        473        533
   Reinsurance assets                                                                             (49)        58         83
   Deferred policy acquisition costs                                                             (983)      (875)      (790)
   Current income tax receivable/payable                                                          448        200         24
   Future policy benefits and other policyholder funds                                          1,193        675      1,537
   Other, net                                                                                    (220)        64       (112)
                                                                                             --------  ---------  ---------
 Total adjustments                                                                              1,391      1,373       (385)
                                                                                             --------  ---------  ---------
Net cash provided by operating activities                                                       2,651      3,391      4,437
                                                                                             ========  =========  =========
Cash flows from investing activities:
Proceeds from (payments for)
 Sales or distribution of:
   Available for sale investments                                                               7,514      5,852     22,532
   Other investments, excluding short-term investments                                          2,670      1,310        671
 Redemption and maturities of fixed maturity securities available for sale                      7,837      7,833      9,093
 Principal payments received on sales and maturities of mortgage and other loans receivable     2,094      1,747      1,411
 Redemption and maturities of other investments, excluding short-term investments                 196        178        178
 Purchase of:
   Available for sale investments                                                             (17,431)   (13,290)   (30,112)
   Mortgage and other loans receivable                                                         (4,932)    (3,572)    (1,899)
   Other investments, excluding short-term investments                                         (2,442)      (930)    (2,396)
 Net change in restricted cash                                                                    392       (213)      (111)
 Net change in short-term investments                                                            (469)     2,515        884
 Other, net                                                                                      (179)        46          7
                                                                                             --------  ---------  ---------
Net cash provided by (used in) investing activities                                            (4,750)     1,476        258
                                                                                             ========  =========  =========
Cash flows from financing activities:
 Policyholder contract deposits                                                                10,208      9,524      7,334
 Policyholder contract withdrawals                                                             (7,112)    (7,006)    (9,018)
 Net exchanges to/from separate accounts                                                       (1,239)    (1,525)    (1,291)
 Change in repurchase agreements                                                                  281        225         --
 Repayment of notes payable                                                                      (221)        --       (259)
 Issuance of notes payable                                                                        100        494        230
 Change in securities lending payable                                                             962     (2,514)     1,048
 Dividends and return of capital paid to Parent Company, net of cash contributions               (824)    (4,017)    (2,532)
 Other, net                                                                                        (2)        21       (228)
                                                                                             --------  ---------  ---------
Net cash provided by (used in) financing activities                                             2,153     (4,798)    (4,716)
                                                                                             ========  =========  =========
Net increase (decrease) in cash                                                                    54         69        (21)
Cash at beginning of year                                                                         263        194        215
                                                                                             --------  ---------  ---------
Cash at end of year                                                                          $    317  $     263  $     194
                                                                                             ========  =========  =========
Supplementary Disclosure of Consolidated Cash Flow Information
Cash paid during the period for:
 Interest                                                                                    $      9  $       7  $      32
 Taxes                                                                                             91        194        161
Non-cash investing/financing activities:
 Sales inducements credited to policyholder contract deposits                                      13         20         39
 Non-cash dividends                                                                               237      2,238         --
 Settlement of non-cash dividends payable                                                       1,292         --         --
 Non-cash contributions from Parent                                                                32         58        348

See accompanying Notes to Consolidated Financial Statements.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1. BASIS OF PRESENTATION

American General Life Insurance Company, including its wholly owned subsidiaries, is a wholly owned subsidiary of AGC Life Insurance Company (AGC Life or the Parent), an indirect, wholly owned subsidiary of American International Group, Inc. (AIG Parent). Unless the context indicates otherwise, the terms "AGL," "the Company," "we," "us" or "our" mean American General Life Insurance Company and its consolidated entities, and the term "AIG Parent" means American International Group, Inc. and not any of AIG Parent's consolidated subsidiaries.

We are a leading provider of individual term and universal life insurance solutions to middle-income and high net worth customers, as well as a leading provider of fixed and variable annuities. Our primary products include term life insurance, universal, variable universal and whole life insurance, accident and health insurance, single- and flexible-premium deferred fixed and variable annuities, fixed index deferred annuities, single-premium immediate and delayed-income annuities, private placement variable annuities, structured settlements, corporate- and bank-owned life insurance, terminal funding annuities, guaranteed investment contracts (GICs) and funding agreements, stable value wrap products and group benefits. We distribute our products through independent marketing organizations, independent insurance agents and financial advisors, banks, broker dealers, structured settlement brokers and benefit consultants, and direct-to-consumer through AIG Direct. We also provide support services to certain affiliated insurance companies through our subsidiaries, AIG Enterprise Services LLC (AIGES) and SunAmerica Asset Management LLC (SAAMCo).

SAAMCo and its wholly owned distributor, AIG Capital Services, Inc. (AIGCS), and its wholly owned servicing agent, SunAmerica Fund Services, Inc. (SFS), represent our asset management operations. These companies earn fee income by managing, distributing and administering a diversified family of mutual funds and variable subaccounts offered within our variable annuity and variable universal life products, and by distributing retail mutual funds and providing professional management of individual, corporate and pension plan portfolios.

Our operations are influenced by many factors, including general economic conditions, financial condition of AIG Parent, monetary and fiscal policies of the United States federal government and policies of state and other regulatory authorities. The level of sales of our insurance and financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets and terms and conditions of competing products. We are exposed to the risks normally associated with a portfolio of fixed income securities, which include interest rate, option, liquidity and credit risks. We control our exposure to these risks by, among other things, closely monitoring and managing the duration and cash flows of our assets and liabilities, monitoring and limiting prepayments and extension risk in our portfolio, maintaining a large percentage of our portfolio in highly liquid securities, engaging in a disciplined process of underwriting, and reviewing and monitoring credit risk. We are also exposed to market risk, policyholder behavior risk and mortality/longevity risk. Market volatility and other equity market conditions may affect our exposure to risks related to guaranteed death benefits and guaranteed living benefits on variable annuity products, and may reduce fee income on variable product assets held in separate accounts. Such guaranteed benefits are sensitive to equity and interest rate market conditions.

The accompanying consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States
(GAAP). All significant intercompany accounts and transactions have been eliminated. Certain prior period items have been reclassified to conform to the current period's presentation.

The consolidated financial statements include the accounts of the Company, our controlled subsidiaries (generally through a greater than 50 percent ownership of voting right and voting interests), and variable interest entities (VIEs) for which we are the primary beneficiary. Equity investments in entities that we do not consolidate, including corporate entities in which we have significant influence, and partnership and partnership-like entities in which we have more than minor influence over operating and financial policies, are accounted for under the equity method unless we have elected the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Revision of Prior Period Consolidated Financial Statements

The Consolidated Balance Sheet at December 31, 2014 and the Consolidated Statements of Income, Comprehensive Income (Loss), Equity and Cash Flows for each of the years ended December 31, 2014 and 2013 have been revised to correct the following:

    . Increase deferred tax assets by $219 million at December 31, 2014 and reduce deferred tax expense in 2014 by the same amount, related to the treatment of certain capital loss carryovers;

    . Increase retained earnings at January 1, 2013 in the Consolidated Statements of Equity to record a reduction in deferred tax valuation allowance related to the tax treatment of deferred losses recognized in 2008 to 2012 from the sale of bonds to affiliates in 2008, which had previously been reflected as a $206 million out-of-period increase to 2013 net income and comprehensive income;

    . Revise amounts in the Consolidated Balance Sheet as of December 31, 2014 to correct the consolidation treatment of certain investments;

    . Revise the valuation of certain future policy benefits, DAC and embedded derivative liabilities within policyholder contract deposits;

    . Adjustments to net investment income related to certain investments for which the fair value option has been elected, and adjustments to other financial statement line items to correct various other less significant items.

After evaluating the quantitative and qualitative aspects of these corrections, they were not considered to be material, individually or in aggregate, to the previously issued consolidated financial statements. The net effects on the consolidated financial statements for the respective periods resulting from these revisions were as follows:

                                                                                     As
                                                                                 Previously Effect of
(in millions)                                                                     Reported   Change   As Revised
-------------                                                                    ---------- --------- ----------
Consolidated Balance Sheet at December 31, 2014:
Assets:
   Mortgage and other loans receivable, net of allowance                          $ 11,812    $  99    $ 11,911
   Other invested assets                                                             7,082     (188)      6,894
   Cash                                                                                277      (14)        263
   Deferred policy acquisition costs                                                 5,643       18       5,661
   Current income tax receivable                                                       547       14         561
   Other assets                                                                      2,330     (134)      2,196
   Total assets                                                                    178,744     (205)    178,539
Liabilities:
   Future policy benefits for life and accident and health insurance contracts      30,854       (7)     30,847
   Policyholder contract deposits                                                   72,898        5      72,903
   Other policyholder funds                                                          2,079      (10)      2,069
   Deferred income tax liabilities                                                     255     (220)         35
   Notes payable--to third parties, net                                                627      (10)        617
   Amounts due to related parties                                                    1,745      (36)      1,709
   Other liabilities                                                                 3,908     (154)      3,754
   Total liabilities                                                               154,297     (432)    153,865
Shareholder's equity:
   Retained earnings                                                                    --      218         218
   Accumulated other comprehensive income                                            5,926        9       5,935
   Total shareholder's equity                                                       24,447      227      24,674
   Total shareholder's equity attributable to AGL                                   24,447      227      24,674
   Total liabilities and equity                                                    178,744     (205)    178,539
Consolidated Statement of Income for the year ended December 31, 2014:
   Policy fees                                                                       1,976        9       1,985
   Net investment income                                                             6,942      (17)      6,925
   Other realized capital gains                                                         37       (7)         30
   Total net realized capital losses                                                   (67)      (7)        (74)
   Total revenues                                                                   13,097      (15)     13,082
   Policyholder benefits                                                             4,228       (4)      4,224
   Interest credited to policyholder account balances                                2,210       24       2,234
   Amortization of deferred policy acquisition costs                                   623       35         658
   General operating and other expenses                                              3,023       (9)      3,014
   Total benefits and expenses                                                      10,084       46      10,130
   Income before income tax expense (benefit)                                        3,013      (61)      2,952
   Income tax expense (benefit):
       Deferred                                                                        727     (194)        533
   Income tax expense                                                                1,128     (194)        934
   Net income                                                                        1,885      133       2,018
   Net income attributable to AGL                                                    1,885      133       2,018

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                                          As
                                                                                      Previously Effect of
(in millions)                                                                          Reported   Change   As Revised
-------------                                                                         ---------- --------- ----------
Consolidated Statement of Comprehensive Income for the year ended December 31, 2014:
   Net income                                                                          $ 1,885     $ 133    $ 2,018
   Change in unrealized appreciation of all other investments                            3,866        34      3,900
   Change in foreign currency translation adjustments                                      (11)        6         (5)
   Other comprehensive income                                                            3,195        40      3,235
   Comprehensive income                                                                  5,080       173      5,253
   Comprehensive income attributable to AGL                                              5,080       173      5,253
Consolidated Statement of Equity for the year ended December 31, 2014:
   Retained earnings (accumulated deficit):
       Beginning accumulated deficit                                                      (337)       85       (252)
       Net income attributable to AGL                                                    1,885       133      2,018
       Ending retained earnings                                                             --       218        218
   Accumulated other comprehensive income:
       Beginning accumulated other comprehensive income                                  2,731       (31)     2,700
       Other comprehensive income                                                        3,195        40      3,235
       Ending accumulated other comprehensive income                                     5,926         9      5,935
Consolidated Statement of Cash Flows for the year ended December 31, 2014
   Cash flows from operating activities:
       Net income                                                                        1,885       133      2,018
       Interest credited to policyholder account balances                                2,210        24      2,234
       Amortization of deferred policy acquisition costs                                   623        35        658
       Fees charged for policyholder contract deposits                                  (1,163)       (9)    (1,172)
       Net realized capital losses                                                          67         7         74
       Equity in income of partnerships and other invested assets                         (476)       17       (459)
       Provision for deferred income taxes                                                 727      (194)       533
       Changes in operating assets and liabilities:
          Future policy benefits and other policyholder funds                              679        (4)       675
          Other, net                                                                        69        (5)        64
       Net cash provided by operating activities                                         3,387         4      3,391
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments, excluding
         short-term investments                                                          1,320       (10)     1,310
       Net cash provided by investing activities                                         1,486       (10)     1,476
   Net increase in cash                                                                     75        (6)        69
   Cash at beginning of year                                                               202        (8)       194
   Cash at end of year                                                                     277       (14)       263
Consolidated Statement of Income for the year ended December 31, 2013:
   Net investment income                                                                 6,692        17      6,709
   Other realized capital gains                                                          2,092        65      2,157
   Total net realized capital gains                                                      2,017        65      2,082
   Total revenues                                                                       15,136        82     15,218
   Policyholder benefits                                                                 4,864        10      4,874
   Interest credited to policyholder account balances                                    2,277       (20)     2,257
   Amortization of deferred policy acquisition costs                                       535        51        586
   Total benefits and expenses                                                          10,642        41     10,683
   Income before income tax expense (benefit)                                            4,494        41      4,535
   Income tax expense (benefit):
       Current                                                                              95       (14)        81
       Deferred                                                                           (543)      175       (368)
   Income tax benefit                                                                     (448)      161       (287)
   Net income                                                                            4,942      (120)     4,822
   Net income attributable to AGL                                                        4,941      (120)     4,821
Consolidated Statement of Comprehensive Income for the year ended December 31, 2013:
   Net income                                                                            4,942      (120)     4,822
   Change in unrealized appreciation of all other investments                           (5,265)      (34)    (5,299)
   Change in foreign currency translation adjustments                                       (6)        3         (3)
   Other comprehensive loss                                                             (3,162)      (31)    (3,193)
   Comprehensive income                                                                  1,780      (151)     1,629
   Comprehensive income attributable to AGL                                              1,779      (151)     1,628

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

                                                                               As
                                                                           Previously Effect of
(in millions)                                                               Reported   Change   As Revised
-------------                                                              ---------- --------- ----------
Consolidated Statement of Equity for the year ended December 31, 2013:
   Accumulated deficit:
       Beginning accumulated deficit                                        $(5,283)    $ 205    $(5,078)
       Net income attributable to AGL                                         4,941      (120)     4,821
       Ending accumulated deficit                                              (337)       85       (252)
   Accumulated other comprehensive income:
       Other comprehensive loss                                              (3,162)      (31)    (3,193)
       Ending accumulated other comprehensive income                          2,731       (31)     2,700
Consolidated Statement of Cash Flows for the year ended December 31, 2013
   Cash flows from operating activities:
       Net income                                                             4,942      (120)     4,822
       Interest credited to policyholder account balances                     2,277       (20)     2,257
       Amortization of deferred policy acquisition costs                        535        51        586
       Net realized capital gains                                            (2,017)      (65)    (2,082)
       Equity in income of partnerships and other invested assets              (124)      (17)      (141)
       Provision for deferred income taxes                                     (543)      175       (368)
       Changes in operating assets and liabilities:
          Current income tax receivable/payable                                  38       (14)        24
          Future policy benefits and other policyholder funds                 1,527        10      1,537
          Other, net                                                            (93)      (19)      (112)
   Net cash provided by operating activities                                  4,456       (19)     4,437
   Cash flows from investing activities:
       Proceeds from sales or distribution of other investments,
         excluding short-term investments                                       655        16        671
       Net cash provided by investing activities                                242        16        258
   Net decrease in cash                                                         (18)       (3)       (21)
   Cash at beginning of year                                                    220        (5)       215
   Cash at end of year                                                          202        (8)       194

Use of Estimates

The preparation of financial statements in accordance with GAAP requires the application of accounting policies that often involve a significant degree of judgment. Accounting policies that we believe are most dependent on the application of estimates and assumptions are considered our critical accounting estimates and are related to the determination of:

.. income tax assets and liabilities, including recoverability of our net deferred tax asset and the predictability of future tax operating profitability of the character necessary to realize the net deferred tax asset;

..  reinsurance assets;

.. valuation of future policy benefit liabilities and timing and extent of loss recognition;

.. valuation of liabilities for guaranteed benefit features of variable annuity products;

..  estimated gross profits (EGP) to value deferred policy acquisition costs
   (DAC) for investment-oriented products;

.. impairment charges, including other-than-temporary impairments on available for sale securities and impairment on other invested assets;

..  liability for legal contingencies; and

..  fair value measurements of certain financial assets and liabilities.

These accounting estimates require the use of assumptions about matters, some of which are highly uncertain at the time of estimation. To the extent actual experience differs from the assumptions used, our consolidated financial condition, results of operations and cash flows could be materially affected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The following table identifies our significant accounting policies presented in other Notes to these Consolidated Financial Statements, with a reference to the Note where a detailed description can be found:

                Note 4.   Investments
                              .  Fixed maturity and equity
                                 securities
                              .  Other invested assets
                              .  Short-term investments
                              .  Net investment income
                              .  Net realized capital gains
                                 (losses)
                              .  Other-than-temporary
                                 impairments
                Note 5.   Lending Activities
                              .  Mortgage and other loans
                                 receivable - net of allowance
                Note 6.   Reinsurance
                              .  Reinsurance assets, net of
                                 allowance
                Note 7.   Derivatives and Hedge Accounting
                              .  Derivative assets and
                                 liabilities, at fair value
                Note 8. Deferred Policy Acquisition Costs and Deferred Sales Inducements
                              .  Deferred policy acquisition
                                 costs
                              .  Amortization of deferred
                                 policy acquisition costs
                              .  Deferred sales inducements
                Note 10.  Insurance Liabilities
                              .  Future policy benefits
                              .  Policyholder contract deposits
                              .  Other policyholder funds
                Note 11.  Variable Life and Annuity Contracts
                Note 12.  Debt
                              .  Long-term debt
                Note 13.  Commitments and Contingencies
                              .  Legal contingencies
                Note 17.  Income Taxes

Other significant accounting policies

Premiums for long-duration life insurance products and life contingent annuities are recognized as revenues when due. Estimates for premiums due but not yet collected are accrued. For limited-payment contracts, net premiums are recorded as revenue. The difference between the gross premium received and the net premium is deferred and recognized in policyholder benefits in the Consolidated Statements of Income.

Premiums on accident and health policies are earned primarily on a pro rata basis over the term of the related coverage. The reserves for unearned premiums include the portion of premiums written relating to the unexpired terms of coverage.

Reinsurance premiums ceded are recognized as a reduction in revenues over the period the reinsurance coverage is provided in proportion to the risks to which the premiums relate.

Policy fees represent fees recognized from universal life and investment-type products consisting of policy charges for cost of insurance or mortality and expense charges, policy administration charges, surrender charges and amortization of unearned revenue reserves. Policy fees are recognized as revenues in the period in which they are assessed against policyholders, unless the fees are designed to compensate us for services to be provided in the future. Fees deferred as unearned revenue are amortized in relation to the incidence of EGP to be realized over the estimated lives of the contracts, similar to DAC.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other income primarily includes advisory fees and commissions from the broker dealer business, ceded commission and expense allowances and income from legal settlements.

Cash represents cash on hand and non-interest bearing demand deposits.

Short-term investments consist of interest-bearing cash equivalents, time deposits, securities purchased under agreements to resell, and investments, such as commercial paper, with original maturities within one year from the date of purchase.

Premiums and other receivables - net of allowance include premium balances receivable, amounts due from agents and brokers and policyholders, and other receivables.

Other assets consist of prepaid expenses, deposits, other deferred charges, real estate, other fixed assets, capitalized software costs, deferred sales inducements, restricted cash and freestanding derivative assets.

Separate accounts represent funds for which investment income and investment gains and losses accrue directly to the contract holders who bear the investment risk. Each account has specific investment objectives and the assets are carried at fair value. The assets of each account are legally segregated and are not subject to claims that arise from any of our other businesses. The liabilities for these accounts are equal to the account assets. Separate accounts may also include deposits for funds held under stable value wrap funding agreements, although the majority of stable value wrap sales are measured based on the notional amount included in assets under management and do not include the receipt of funds. For a more detailed discussion of separate accounts, see Note 11.

Other liabilities include other funds on deposit, other payables, securities sold under agreements to repurchase and freestanding derivative liabilities.

Accounting Standards Adopted During 2015

Reclassification of Residential Real Estate Collateralized Consumer Mortgage Loans upon Foreclosure

In January 2014, the Financial Accounting Standards Board (FASB) issued an accounting standard that clarifies that a creditor is considered to have received physical possession of residential real estate property collateralizing a consumer mortgage loan, so that the loan is derecognized and the real estate property is recognized, when either (i) the creditor obtains legal title to the residential real estate property upon completion of a foreclosure or (ii) the borrower conveys all interest in the residential real estate property to the creditor to satisfy the loan through completion of a deed in lieu of foreclosure or through a similar legal agreement.

We adopted the standard on its required effective date of January 1, 2015. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

Repurchase-to-Maturity Transactions, Repurchase Financings and Disclosures

In June 2014, the FASB issued an accounting standard that changes the accounting for repurchase-to-maturity transactions and repurchase financing arrangements. It also requires additional disclosures about repurchase agreements and other similar transactions. The standard aligns the accounting for repurchase-to-maturity transactions and repurchase agreements executed as repurchase financings with the accounting for other typical repurchase agreements such that they all will be accounted for as secured borrowings. The standard eliminates sale accounting for repurchase-to-maturity transactions and supersedes the standard under which a transfer of a financial asset and a contemporaneous repurchase financing could be accounted for on a combined basis as a forward agreement.

We adopted the standard on its required effective date of January 1, 2015 on a prospective basis. The adoption of this standard had no material effect on our consolidated financial condition, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Future Application of Accounting Standards

Revenue Recognition

In May 2014, the FASB issued an accounting standard that supersedes most existing revenue recognition guidance. The standard excludes from its scope the accounting for insurance contracts, leases, financial instruments, and other agreements that are governed under other GAAP guidance, but could affect the revenue recognition for certain of our other activities.

The standard is effective for interim and annual reporting periods beginning after December 15, 2017 and may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. Early adoption is permitted only as of annual periods beginning after December 15, 2016, including interim periods within that reporting period. We plan to adopt the standard on its required effective date of January 1, 2018 and are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

Measuring the Financial Assets and the Financial Liabilities of a Consolidated Collateralized Financing Entity

In August 2014, the FASB issued an accounting standard that allows a reporting entity to measure the financial assets and financial liabilities of a qualifying consolidated collateralized financing entity using the fair value of either its financial assets or financial liabilities, whichever is more observable.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings at the date of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Consolidation: Amendments to the Consolidation Analysis

In February 2015, the FASB issued an accounting standard that affects reporting entities that are required to evaluate whether they should consolidate certain legal entities. Specifically, the amendments modify the evaluation of whether limited partnerships and similar legal entities are VIEs or voting interest entities; eliminate the presumption that a general partner should consolidate a limited partnership; affect the consolidation analysis of reporting entities that are involved with VIEs, particularly those that have fee arrangements and related party relationships; and provide a scope exception from consolidation guidance for reporting entities with interests in legal entities that are required to comply with or operate in accordance with requirements that are similar to those in Rule 2a-7 of the Investment Company Act of 1940 for registered money market funds.

The standard is effective for interim and annual reporting periods beginning after December 15, 2015. Early adoption is permitted, including adoption in an interim period. The standard may be applied retrospectively or through a cumulative effect adjustment to retained earnings as of the beginning of the year of adoption. We plan to adopt the standard on its required effective date of January 1, 2016 and do not expect the adoption of the standard to have a material effect on our consolidated financial condition, results of operations and cash flows.

Recognition and Measurement of Financial Assets and Financial Liabilities

In January 2016, the FASB issued an accounting standard that affects the recognition, measurement, presentation, and disclosure of financial instruments. Specifically, under the new standard, equity investments (other than those accounted for using the equity method of accounting or those subject to consolidation) will be measured at fair value with changes in fair value recognized in earnings. Also, for those financial liabilities for which fair value option accounting has been elected, the new standard requires changes in fair value due to instrument-specific credit risk to be presented separately in other comprehensive income. The standard updates certain fair value disclosure requirements for financial instruments carried at amortized cost.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The standard is effective for interim and annual reporting periods beginning after December 15, 2017. Early adoption of certain provisions is permitted. We are assessing the impact of the standard on our consolidated financial condition, results of operations and cash flows.

3. FAIR VALUE MEASUREMENTS

Fair Value Measurements on a Recurring Basis

We carry certain financial instruments at fair value. We define the fair value of a financial instrument as the amount that would be received from the sale of an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. We are responsible for the determination of the value of the investments carried at fair value and the supporting methodologies and assumptions.

The degree of judgment used in measuring the fair value of financial instruments generally inversely correlates with the level of observable valuation inputs. We maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Financial instruments with quoted prices in active markets generally have more pricing observability and less judgment is used in measuring fair value. Conversely, financial instruments for which no quoted prices are available have less observability and are measured at fair value using valuation models or other pricing techniques that require more judgment. Pricing observability is affected by a number of factors, including the type of financial instrument, whether the financial instrument is new to the market and not yet established, the characteristics specific to the transaction, liquidity and general market conditions.

Fair Value Hierarchy

Assets and liabilities recorded at fair value in the Consolidated Balance Sheets are measured and classified in accordance with a fair value hierarchy consisting of three "levels" based on the observability of valuation inputs:

.. Level 1: Fair value measurements based on quoted prices (unadjusted) in active markets that we have the ability to access for identical assets or liabilities. Market price data generally is obtained from exchange or dealer markets. We do not adjust the quoted price for such instruments.

.. Level 2: Fair value measurements based on inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. Level 2 inputs include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not active, and inputs other than quoted prices that are observable for the asset or liability, such as interest rates and yield curves that are observable at commonly quoted intervals.

.. Level 3: Fair value measurements based on valuation techniques that use significant inputs that are unobservable. Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3. The circumstances for using these measurements include those in which there is little, if any, market activity for the asset or liability. Therefore, we must make certain assumptions as to the inputs a hypothetical market participant would use to value that asset or liability. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In those cases, the level in the fair value hierarchy within which the fair value measurement in its entirety falls is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a description of the valuation methodologies used for instruments carried at fair value. These methodologies are applied to assets and liabilities across the levels discussed above, and it is the observability of the inputs used that determines the appropriate level in the fair value hierarchy for the respective asset or liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Valuation Methodologies of Financial Instruments Measured at Fair Value

Incorporation of Credit Risk in Fair Value Measurements

.. Our Own Credit Risk. Fair value measurements for certain freestanding derivatives incorporate our own credit risk by determining the explicit cost for each counterparty to protect against its net credit exposure to us at the balance sheet date by reference to observable AIG credit default swap
   (CDS) or cash bond spreads. We calculate the effect of credit spread changes using discounted cash techniques that incorporate current market interest rates. A derivative counterparty's net credit exposure to us is determined based on master netting agreements, when applicable, which take into consideration all derivative positions with us, as well as collateral we post with the counterparty at the balance sheet date. For a description of how we incorporate our own credit risk in the valuation of embedded derivatives related to certain annuity and life insurance products, see Embedded Derivatives within Policyholder Contract Deposits, below.

.. Counterparty Credit Risk. Fair value measurements for freestanding derivatives incorporate counterparty credit risk by determining the explicit cost for us to protect against our net credit exposure to each counterparty at the balance sheet date by reference to observable counterparty CDS spreads, when available. When not available, other directly or indirectly observable credit spreads will be used to derive the best estimates of the counterparty spreads. Our net credit exposure to a counterparty is determined based on master netting agreements, which take into consideration all derivative positions with the counterparty, as well as collateral posted by the counterparty at the balance sheet date.

Fair values for fixed maturity securities based on observable market prices for identical or similar instruments implicitly incorporate counterparty credit risk. Fair values for fixed maturity securities based on internal models incorporate counterparty credit risk by using discount rates that take into consideration cash issuance spreads for similar instruments or other observable information.

For fair values measured based on internal models, the cost of credit protection is determined under a discounted present value approach considering the market levels for single name CDS spreads for each specific counterparty, the mid-market value of the net exposure (reflecting the amount of protection required) and the weighted average life of the net exposure. CDS spreads are provided to us by an independent third party. We utilize an interest rate based on the benchmark London Inter-Bank Offered Rate (LIBOR) curve to derive our discount rates.

While this approach does not explicitly consider all potential future behavior of the derivative transactions or potential future changes in valuation inputs, management believes this approach provides a reasonable estimate of the fair value of the assets and liabilities, including consideration of the impact of non-performance risk.

Fixed Maturity Securities

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure fixed maturity securities at fair value. Market price data is generally obtained from dealer markets.

We employ independent third-party valuation service providers to gather, analyze, and interpret market information to derive fair value estimates for individual investments based upon market-accepted methodologies and assumptions. The methodologies used by these independent third-party valuation service providers are reviewed and understood by management, through periodic discussion with and information provided by the independent third-party valuation service providers. In addition, as discussed further below, control processes are applied to the fair values received from independent third-party valuation service providers to ensure the accuracy of these values.

Valuation service providers typically obtain data about market transactions and other key valuation model inputs from multiple sources and, through the use of market accepted valuation methodologies, which may utilize matrix pricing, financial models, accompanying model inputs and various assumptions, provide a single fair value measurement for individual securities. The inputs used by the valuation service providers include, but are not limited to, market prices from completed transactions for identical securities and transactions for comparable securities, benchmark yields, interest rate yield curves, credit spreads, prepayment rates, default rates, recovery assumptions, currency rates, quoted prices for similar securities and other market- observable information, as applicable. If fair value is determined using financial models, these models generally take into account, among other things, market observable information as of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

the measurement date as well as the specific attributes of the security being valued, including its term, interest rate, credit rating, industry sector, and when applicable, collateral quality and other security or issuer-specific information. When market transactions or other market observable data is limited, the extent to which judgment is applied in determining fair value is greatly increased.

We have control processes designed to ensure that the fair values received from independent third-party valuation service providers are accurately recorded, that their data inputs and valuation techniques are appropriate and consistently applied and that the assumptions used appear reasonable and consistent with the objective of determining fair value. We assess the reasonableness of individual security values received from independent third-party valuation service providers through various analytical techniques, and have procedures to escalate related questions internally and to the independent third-party valuation service providers for resolution. To assess the degree of pricing consensus among various valuation service providers for specific asset types, we conduct comparisons of prices received from available sources. We use these comparisons to establish a hierarchy for the fair values received from independent third-party valuation service providers to be used for particular security classes. We also validate prices for selected securities through reviews by members of management who have relevant expertise and who are independent of those charged with executing investing transactions.

When our independent third-party valuation service providers are unable to obtain sufficient market observable information upon which to estimate the fair value for a particular security, fair value is determined either by requesting brokers who are knowledgeable about these securities to provide a price quote, which is generally non-binding, or by employing market accepted valuation models. Broker prices may be based on an income approach, which converts expected future cash flows to a single present value amount, with specific consideration of inputs relevant to particular security types. For structured securities, such inputs may include ratings, collateral types, geographic concentrations, underlying loan vintages, loan delinquencies and defaults, loss severity assumptions, prepayments, and weighted average coupons and maturities. When the volume or level of market activity for a security is limited, certain inputs used to determine fair value may not be observable in the market. Broker prices may also be based on a market approach that considers recent transactions involving identical or similar securities. Fair values provided by brokers are subject to similar control processes to those noted above for fair values from independent third-party valuation service providers, including management reviews. For those corporate debt instruments (for example, private placements) that are not traded in active markets or that are subject to transfer restrictions, valuations reflect illiquidity and non-transferability, and such adjustments generally are based on available market evidence. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of comparable securities, adjusted for illiquidity and structure. Fair values determined internally are also subject to management review to ensure that valuation models and related inputs are reasonable.

The methodology above is relevant for all fixed maturity securities including residential mortgage-backed securities (RMBS), commercial mortgage-backed securities (CMBS), collateralized debt obligations (CDO), other asset-backed securities (ABS) and fixed maturity securities issued by government sponsored entities and corporate entities.

Equity Securities Traded in Active Markets

Whenever available, we obtain quoted prices in active markets for identical assets at the balance sheet date to measure equity securities at fair value. Market price data is generally obtained from exchanges or dealer markets.

Other Invested Assets

We initially estimate the fair value of investments in certain hedge funds, private equity funds and other investment partnerships by reference to the transaction price. Subsequently, we generally obtain the fair value of these investments from net asset value information provided by the general partner or manager of the investments, the financial statements of which are generally audited annually. We consider observable market data and perform certain control procedures to validate the appropriateness of using the net asset value as a fair value measurement. The fair values of other investments carried at fair value, such as direct private equity holdings, are initially determined based on transaction price and are subsequently estimated based on available evidence such as market transactions in similar instruments, other financing transactions of the issuer and other available financial information for the issuer, with adjustments made to reflect illiquidity as appropriate.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Short-term Investments

For short-term investments that are measured at fair value, the carrying values of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

Separate Account Assets

Separate account assets are composed primarily of registered and unregistered open-end mutual funds that generally trade daily and are measured at fair value in the manner discussed above for equity securities traded in active markets.

Freestanding Derivatives

Derivative assets and liabilities can be exchange-traded or traded over-the-counter (OTC). We generally value exchange-traded derivatives, such as futures and options, using quoted prices in active markets for identical derivatives at the balance sheet date.

OTC derivatives are valued using market transactions and other observable market evidence whenever possible, including market-based inputs to models, model calibration to market clearing transactions, broker or dealer quotations or alternative pricing sources with reasonable levels of price transparency. When models are used, the selection of a particular model to value an OTC derivative depends on the contractual terms of, and specific risks inherent in the instrument, as well as the availability of pricing information in the market. We generally use similar models to value similar instruments. Valuation models require a variety of inputs, including contractual terms, market prices and rates, yield curves, credit curves, measures of volatility, prepayment rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, such as generic forwards, swaps and options, model inputs can generally be corroborated by observable market data by correlation or other means, and model selection does not involve significant management judgment.

For certain OTC derivatives that trade in less liquid markets, where we generally do not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, the transaction price may provide the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so the model value at inception equals the transaction price. We will update valuation inputs in these models only when corroborated by evidence such as similar market transactions, independent third-party valuation service providers and/or broker or dealer quotations, or other empirical market data. When appropriate, valuations are adjusted for various factors such as liquidity, bid/offer spreads and credit considerations. Such adjustments are generally based on available market evidence. In the absence of such evidence, management's best estimate is used.

Embedded Derivatives within Policyholder Contract Deposits

Certain variable annuity and equity-index annuity and life contracts contain embedded policy derivatives that we bifurcate from the host contracts and account for separately at fair value, with changes in fair value recognized in earnings. These embedded derivatives are classified within policyholder contract deposits. We have concluded these contracts contain either (i) a written option that guarantees a minimum accumulation value at maturity, (ii) a written option that guarantees annual withdrawals regardless of underlying market performance for a specific period or for life, or (iii) equity-indexed written options that meet the criteria of derivatives and must be bifurcated.

The fair value of embedded policy derivatives contained in certain variable annuity and equity-index annuity and life contracts is measured based on actuarial and capital market assumptions related to projected cash flows over the expected lives of the contracts. These discounted cash flow projections primarily include benefits and related fees assessed, when applicable. In some instances, the projected cash flows from fees may exceed projected cash flows related to benefit payments and therefore, at a point in time, the carrying value of the embedded derivative may be in a net asset position. The projected cash flows incorporate best estimate assumptions for policyholder behavior (including mortality, lapses, withdrawals and benefit utilization), along with an explicit risk margin to reflect a market participant's estimates of projected cash flows and policyholder behavior. Estimates of future policyholder behavior are subjective and based primarily on our historical experience.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Because of the dynamic and complex nature of the projected cash flows with respect to embedded derivatives in our variable annuity contracts, risk-neutral valuations are used which are calibrated to observable interest rate and equity option prices. Estimating the underlying cash flows for these products involves judgments regarding expected market rates of return, market volatility, credit spreads, correlations of certain market variables, fund performance, discount rates and policyholder behavior. The portion of fees attributable to the fair value of expected benefit payments are included within the fair value measurement of these embedded policy derivatives and related fees are classified in net realized gains (losses) as earned, consistent with other changes in the fair value of these embedded policy derivatives. Any portion of the fees not attributed to the embedded derivative are excluded from the fair value measurement and classified in policy fees as earned.

With respect to embedded policy derivatives in our equity-indexed annuity and life contracts, option pricing models are used to estimate fair value, taking into account assumptions for future equity index growth rates, volatility of the equity index, future interest rates, and determinations on adjusting the participation rate and the cap on equity-indexed credited rates in light of market conditions and policyholder behavior assumptions.

Projected cash flows are discounted using the interest rate swap curve (swap curve), which is commonly viewed as being consistent with the credit spreads for highly rated financial institutions (S&P AA-rated or above). A swap curve shows the fixed-rate leg of a non-complex swap against the floating rate (for example, LIBOR) leg of a related tenor. We also incorporate our own risk of non-performance in the valuation of the embedded policy derivatives associated with variable annuity and equity-indexed annuity and life contracts. The non-performance risk adjustment reflects a market participant's view of our claims-paying ability by incorporating an additional spread to the swap curve used to discount projected benefit cash flows in the valuation of these embedded derivatives. The non-performance risk adjustment is calculated by constructing forward rates based on a weighted average of observable corporate credit indices to approximate our claims-paying ability rating.

Notes Payable

Certain VIEs that we consolidate have each elected the fair value option for certain tranches of their structured securities, which are included in notes payable - to affiliates, net. The fair value of the structured securities is determined using a mark-to-model approach, discounting cash flows produced by an internally validated model. Cash flows are discounted based on current market spreads for U.S. collateralized loan obligations (CLOs), adjusted for structural specific attributes. The market spreads are adjusted to include a spread premium to compensate for the complexity and perceived illiquidity of the structured securities. The spread premiums were derived on the respective issuance dates of the structured securities, with reference to the issuance spread on tranches of structured securities issued by the same entities that were purchased by independent, non-affiliated third parties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Assets and Liabilities Measured at Fair Value on a Recurring Basis

The following table presents information about assets and liabilities measured at fair value on a recurring basis, and indicates the level of the fair value measurement based on the observability of the inputs used:

December 31, 2015                                                                Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
-----------------                                        ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   376 $    --    $  --       $  --    $    376
   Obligations of states, municipalities and political
     subdivisions                                             --   2,320     993       --          --       3,313
   Non-U.S. governments                                       --   2,637      --       --          --       2,637
   Corporate debt                                             --  66,236     733       --          --      66,969
   RMBS                                                       --   7,439   7,233       --          --      14,672
   CMBS                                                       --   3,704   1,194       --          --       4,898
   CDO/ABS                                                    --   2,070   4,151       --          --       6,221
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  84,782  14,304       --          --      99,086
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   Non-U.S. governments                                       --      39      --       --          --          39
   Corporate debt                                             --   1,375      --       --          --       1,375
   RMBS                                                       --     134     727       --          --         861
   CMBS                                                       --     133      60       --          --         193
   CDO/ABS                                                    --      31   1,046       --          --       1,077
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,712   1,833       --          --       3,545
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                3      --      --       --          --           3
   Preferred stock                                            15      --      --       --          --          15
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    18      --      --       --          --          18
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,457   1,225       --          --       2,684
Short-term investments                                       503   1,122      --       --          --       1,625
Other assets - Investment in AIG                               7      --      --       --          --           7
Derivative assets:
   Interest rate contracts                                    --     908      --       --          --         908
   Foreign exchange contracts                                 --     418      --       --          --         418
   Equity contracts                                           50      24      53       --          --         127
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (273)       (298)       (571)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       50   1,350      66     (273)       (298)        895
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   39,773   2,121      --       --          --      41,894
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $40,353 $92,544 $17,428    $(273)      $(298)   $149,754
                                                         ------- ------- -------    -----       -----    --------
Liabilities:
Policyholder contract deposits                           $    -- $   109 $ 1,995    $  --       $  --    $  2,104
Notes payable - to affiliates, net                            --      --     474       --          --         474
Derivative liabilities:
   Interest rate contracts                                    --     267      --       --          --         267
   Foreign exchange contracts                                 --     397      --       --          --         397
   Other contracts                                            --      --       8       --          --           8
   Counterparty netting and cash collateral                   --      --      --     (273)        (36)       (309)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     664       8     (273)        (36)        363
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   773 $ 2,477    $(273)      $ (36)   $  2,941
                                                         ------- ------- -------    -----       -----    --------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

December 31, 2014 (Revised)                                                      Counterparty    Cash
(in millions)                                            Level 1 Level 2 Level 3   Netting*   Collateral   Total
---------------------------                              ------- ------- ------- ------------ ---------- --------
Assets:
Bonds available for sale:
   U.S. government and government sponsored entities     $    -- $   395 $    --    $  --       $  --    $    395
   Obligations of states, municipalities and political
     subdivisions                                             --   2,068     951       --          --       3,019
   Non-U.S. governments                                       --   2,887      --       --          --       2,887
   Corporate debt                                             --  69,416     959       --          --      70,375
   RMBS                                                       --   8,218   7,240       --          --      15,458
   CMBS                                                       --   3,411   1,294       --          --       4,705
   CDO/ABS                                                    --   2,329   3,575       --          --       5,904
                                                         ------- ------- -------    -----       -----    --------
Total bonds available for sale                                --  88,724  14,019       --          --     102,743
                                                         ------- ------- -------    -----       -----    --------
Other bond securities:
   U.S. government and government sponsored entities          --   1,135      --       --          --       1,135
   RMBS                                                       --     109     275       --          --         384
   CMBS                                                       --     105      48       --          --         153
   CDO/ABS                                                    --      31   1,231       --          --       1,262
                                                         ------- ------- -------    -----       -----    --------
Total other bond securities                                   --   1,380   1,554       --          --       2,934
                                                         ------- ------- -------    -----       -----    --------
Equity securities available for sale:
   Common stock                                                4       2       1       --          --           7
   Preferred stock                                            19      --      --       --          --          19
                                                         ------- ------- -------    -----       -----    --------
Total equity securities available for sale                    23       2       1       --          --          26
                                                         ------- ------- -------    -----       -----    --------
Other invested assets                                          2   1,372   1,802       --          --       3,176
Short-term investments                                       298     260      --       --          --         558
Other assets - Investment in AIG                               6      --      --       --          --           6
Derivative assets:
   Interest rate contracts                                     2     568      --       --          --         570
   Foreign exchange contracts                                 --     523      --       --          --         523
   Equity contracts                                           53       4      51       --          --         108
   Other contracts                                            --      --      13       --          --          13
   Counterparty netting and cash collateral                   --      --      --     (198)       (287)       (485)
                                                         ------- ------- -------    -----       -----    --------
Total derivative assets                                       55   1,095      64     (198)       (287)        729
                                                         ------- ------- -------    -----       -----    --------
Separate account assets                                   38,369   2,258      --       --          --      40,627
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $38,753 $95,091 $17,440    $(198)      $(287)   $150,799
                                                         ======= ======= =======    =====       =====    ========
Liabilities:
Policyholder contract deposits                           $    -- $   125 $ 1,226    $  --       $  --    $  1,351
Notes payable - to affiliates, net                            --      --     514       --          --         514
Derivative liabilities:
   Interest rate contracts                                    --     224      --       --          --         224
   Foreign exchange contracts                                 --     439      --       --          --         439
   Other contracts                                            --      --       7       --          --           7
   Counterparty netting and cash collateral                   --      --      --     (198)        (14)       (212)
                                                         ------- ------- -------    -----       -----    --------
Total derivative liabilities                                  --     663       7     (198)        (14)        458
                                                         ------- ------- -------    -----       -----    --------
Total                                                    $    -- $   788 $ 1,747    $(198)      $ (14)   $  2,323
                                                         ======= ======= =======    =====       =====    ========

* Represents netting of derivative exposures covered by qualifying master netting agreements.

Transfers of Level 1 and Level 2 Assets and Liabilities

Our policy is to record transfers of assets and liabilities between Level 1 and Level 2 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. Assets are transferred out of Level 1 when they are no longer transacted with sufficient frequency and volume in an active market. Conversely, assets are transferred from Level 2 to Level 1 when transaction volume and frequency are indicative of an active market. We had no significant transfers between Level 1 and Level 2 during 2015. In 2014, we transferred $13 million of preferred stock from Level 2 to Level 1 and had no significant transfers from Level 1 to Level 2.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Changes in Level 3 Recurring Fair Value Measurements

The following tables present changes during 2015 and 2014 in Level 3 assets (liabilities) measured at fair value on a recurring basis, and the realized and unrealized gains (losses) related to the Level 3 assets (liabilities) in the Consolidated Balance Sheets at December 31, 2015 and 2014:

                                                                                                                  Changes in
                                              Net                                                                 Unrealized
                                           Realized                                                                 Gains
                                              and                    Purchases,                                    (Losses)
                                          Unrealized                   Sales,                                    Included in
                                             Gains                   Issuances                                    Income on
                               Fair Value  (Losses)       Other         and        Gross     Gross   Fair Value  Instruments
                               Beginning  Included in Comprehensive Settlements, Transfers Transfers   End of   Held at End of
(in millions)                   of Year     Income    Income (Loss)     Net         In        Out       Year         Year
-------------                  ---------- ----------- ------------- ------------ --------- --------- ---------- --------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   951      $  (1)       $ (78)       $ 191      $   --    $   (70)  $   993        $ --
   Corporate debt                   959         10          (59)         (94)        735       (818)      733          --
   RMBS                           7,240        443         (206)        (244)         --         --     7,233          --
   CMBS                           1,294         68          (79)          45          --       (134)    1,194          --
   CDO/ABS                        3,575         84          (82)         593           7        (26)    4,151          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   14,019        604         (504)         491         742     (1,048)   14,304          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             275         20           --          432          --         --       727          10
   CMBS                              48         (1)          --            9           4         --        60          (1)
   CDO/ABS                        1,231        (24)          --         (161)         --         --     1,046         (55)
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,554         (5)          --          280           4         --     1,833         (46)
                                -------      -----        -----        -----      ------    -------   -------        ----
Equity securities available
  for sale:
   Common stock                       1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                  1         --           --           (1)         --         --        --          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             1,802         94         (271)        (263)         17       (154)    1,225          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,376      $ 693        $(775)       $ 507      $  763    $(1,202)  $17,362        $(46)
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $(1,226)     $(336)       $  --        $(433)     $   --    $    --   $(1,995)       $ --
Notes payable - to
  affiliates, net                  (514)        18           --           22          --         --      (474)         --
Derivative assets, net:
   Equity contracts                  51         (5)          --            7          --         --        53           6
   Other contracts                    6         68           --          (69)         --         --         5          11
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        57         63           --          (62)         --         --        58          17
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $(1,683)     $(255)       $  --        $(473)     $   --    $    --   $(2,411)       $ 17
                                =======      =====        =====        =====      ======    =======   =======        ====
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states,
     municipalities and
     political subdivisions     $   754      $  (1)       $ 171        $ 183      $   --    $  (156)  $   951        $ --
   Corporate debt                   724          3           35         (236)        720       (287)      959          --
   RMBS                           6,587        422           78          197          11        (55)    7,240          --
   CMBS                           2,448         94           63          (69)         31     (1,273)    1,294          --
   CDO/ABS                        3,405         79           (2)         602         998     (1,507)    3,575          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total bonds available for sale   13,918        597          345          677       1,760     (3,278)   14,019          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other bond securities:
   RMBS                             213         15           --           47          --         --       275          11
   CMBS                             126         (2)          --           (1)         --        (75)       48           1
   CDO/ABS                        1,031         56           --          144          --         --     1,231          29
                                -------      -----        -----        -----      ------    -------   -------        ----
Total other bond securities       1,370         69           --          190          --        (75)    1,554          41
                                -------      -----        -----        -----      ------    -------   -------        ----
   Common stock                      --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total equity securities
  available for sale                 --         --           --           --           1         --         1          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Other invested assets             2,310         20          (36)        (132)         49       (409)    1,802          --
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $17,598      $ 686        $ 309        $ 735      $1,810    $(3,762)  $17,376        $ 41
                                =======      =====        =====        =====      ======    =======   =======        ====
Liabilities:
Policyholder contract deposits  $  (231)     $(944)       $  --        $ (51)     $   --    $    --   $(1,226)       $ --
Notes payable - to
  affiliates, net                  (211)       (13)          --         (290)         --         --      (514)         --
Derivative assets, net:
   Interest rate contracts            6          1           --           (7)         --         --        --          --
   Equity contracts                  47         14           --          (10)         --         --        51           9
   Other contracts                   10         58           --          (62)         --         --         6          56
                                -------      -----        -----        -----      ------    -------   -------        ----
Total derivative assets, net*        63         73           --          (79)         --         --        57          65
                                -------      -----        -----        -----      ------    -------   -------        ----
Total                           $  (379)     $(884)       $  --        $(420)     $   --    $    --   $(1,683)       $ 65
                                =======      =====        =====        =====      ======    =======   =======        ====

* Total Level 3 derivative exposures have been netted in these tables for presentation purposes only.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Net realized and unrealized gains and losses included in income related to Level 3 assets and liabilities shown above were reported in the Consolidated Statements of Income as follows:

                                                            Net
                                                          Realized
                                                  Net     Capital
                                        Policy Investment  Gains   Other
(in millions)                            Fees    Income   (Losses) Income Total
-------------                           ------ ---------- -------- ------ -----
December 31, 2015
   Bonds available for sale              $--      $620     $ (16)   $ --  $ 604
   Other bond securities                  --        (3)       (2)     --     (5)
   Other invested assets                  --        36        58      --     94
   Policyholder contract deposits         --        --      (336)     --   (336)
   Notes payable - to affiliates, net     --        --        18      --     18
   Derivative assets, net                 68        --        (5)     --     63
                                         ---      ----     -----    ----  -----
December 31, 2014 (Revised)
   Bonds available for sale              $--      $610     $ (13)   $ --  $ 597
   Other bond securities                  --        69        --      --     69
   Other invested assets                  --        32       (12)     --     20
   Policyholder contract deposits         --        --      (944)     --   (944)
   Notes payable - to affiliates, net     --        --        --     (13)   (13)
   Derivative assets, net                 62        --        11      --     73

The following table presents the gross components of purchases, sales, issues and settlements, net, shown above:

                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                              Issuances
                                                                                                                 and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements     Net
-------------                                                         --------- -----  --------- ----------- ------------
December 31, 2015
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  191   $  --     $--      $    --      $ 191
   Corporate debt                                                          90      (3)     --         (181)       (94)
   RMBS                                                                 1,104    (128)     --       (1,220)      (244)
   CMBS                                                                    93     (22)     --          (26)        45
   CDO/ABS                                                              1,422     (50)     --         (779)       593
                                                                       ------   -----     ---      -------      -----
Total bonds available for sale                                          2,900    (203)     --       (2,206)       491
                                                                       ------   -----     ---      -------      -----
Other bond securities:
   RMBS                                                                   498      --      --          (66)       432
   CMBS                                                                    23      --      --          (14)         9
   CDO/ABS                                                                 --     (65)     --          (96)      (161)
                                                                       ------   -----     ---      -------      -----
Total other bond securities                                               521     (65)     --         (176)       280
                                                                       ------   -----     ---      -------      -----
Equity securities available for sale:
   Common stock                                                            --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Total equity securities available for sale                                 --      --      --           (1)        (1)
                                                                       ------   -----     ---      -------      -----
Other invested assets                                                     266    (316)     --         (213)      (263)
                                                                       ------   -----     ---      -------      -----
Total assets                                                           $3,687   $(584)    $--      $(2,596)     $ 507
                                                                       ======   =====     ===      =======      =====
Liabilities:
Policyholder contract deposits                                         $   --   $(439)    $--      $     6      $(433)
Notes payable - to affiliates, net                                         --      --      --           22         22
Derivative assets, net:
   Equity contracts                                                        19      --      --          (12)         7
   Other contracts                                                         --      --      --          (69)       (69)
                                                                       ------   -----     ---      -------      -----
Total derivative assets, net                                               19      --      --          (81)       (62)
                                                                       ------   -----     ---      -------      -----
Total liabilities                                                      $   19   $(439)    $--      $   (53)     $(473)
                                                                       ======   =====     ===      =======      =====

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                                                                                              Purchases,
                                                                                                                Sales,
                                                                                                             Issuances and
                                                                                                             Settlements,
(in millions)                                                         Purchases Sales  Issuances Settlements      Net
-------------                                                         --------- -----  --------- ----------- -------------
December 31, 2014 (Revised)
Assets:
Bonds available for sale:
   Obligations of states, municipalities and political subdivisions    $  189   $  (4)   $  --     $    (2)      $ 183
   Corporate debt                                                          53      (3)      --        (286)       (236)
   RMBS                                                                 1,350    (105)      --      (1,048)        197
   CMBS                                                                   146    (100)      --        (115)        (69)
   CDO/ABS                                                              1,709     (38)      --      (1,069)        602
                                                                       ------   -----    -----     -------       -----
Total bonds available for sale                                          3,447    (250)      --      (2,520)        677
                                                                       ------   -----    -----     -------       -----
Other bond securities:
   RMBS                                                                    66      --       --         (19)         47
   CMBS                                                                    --      (5)      --           4          (1)
   CDO/ABS                                                                 --      --       --         144         144
                                                                       ------   -----    -----     -------       -----
Total other bond securities                                                66      (5)      --         129         190
                                                                       ------   -----    -----     -------       -----
Other invested assets                                                     242      --       --        (374)       (132)
                                                                       ------   -----    -----     -------       -----
Total assets                                                           $3,755   $(255)   $  --     $(2,765)      $ 735
                                                                       ======   =====    =====     =======       =====
Liabilities:
Policyholder contract deposits                                         $   --   $(173)   $  --     $   122       $ (51)
Notes payable - to affiliates, net                                         --      --     (290)         --        (290)
Derivative assets, net:
   Interest rate contracts                                                 --      --       --          (7)         (7)
   Equity contracts                                                        --      --       --         (10)        (10)
   Other contracts                                                         --      --       --         (62)        (62)
                                                                       ------   -----    -----     -------       -----
Total derivative assets, net                                               --      --       --         (79)        (79)
                                                                       ------   -----    -----     -------       -----
Total liabilities                                                      $   --   $(173)   $(290)    $    43       $(420)
                                                                       ======   =====    =====     =======       =====

Both observable and unobservable inputs may be used to determine the fair values of positions classified in Level 3 in the tables above. As a result, the unrealized gains (losses) on instruments held at December 31, 2015 and 2014 may include changes in fair value that were attributable to both observable inputs (e.g., changes in market interest rates) and unobservable inputs (e.g., changes in unobservable long-dated volatilities).

Transfers of Level 3 Assets and Liabilities

We record transfers of assets and liabilities into or out of Level 3 at their fair values as of the end of each reporting period, consistent with the date of the determination of fair value. The net realized and unrealized gains (losses) included in income (loss) or other comprehensive income (loss) and as shown in the table above excludes $5 million of net losses related to assets transferred into Level 3 in 2015 and includes $14 million of net losses related to assets transferred out of Level 3 in 2015. The net realized and unrealized gains (losses) included and excluded in income (loss) or other comprehensive income
(loss) related to 2014 Level 3 transfers were not significant.

Transfers of Level 3 Assets

During 2015 and 2014, transfers into Level 3 assets primarily included certain investments in private placement corporate debt, RMBS, CMBS, CDO/ABS, and investments in hedge funds and private equity funds. Transfers of private placement corporate debt and certain ABS into Level 3 assets were primarily the result of limited market pricing information that required us to determine fair value for these securities based on inputs that are adjusted to better reflect our own assumptions regarding the characteristics of a specific security or associated market liquidity. The transfers of investments in RMBS, CMBS and CDO and certain ABS into Level 3 assets were due to decreases in market transparency and liquidity for individual security types. Certain investments in hedge funds were transferred into Level 3 due to these investments now being carried at fair value and no longer being accounted for using the equity method of accounting due to a change in percentage ownership, or as a result of limited market activity due to fund-imposed redemption restrictions.

During 2015 and 2014, transfers out of Level 3 assets primarily included CMBS, CDO/ABS, RMBS, certain investments in municipal securities, private placement and other corporate debt, and investments in hedge funds. Transfers of certain investments in municipal securities, corporate debt, RMBS, CMBS and CDO/ABS out of Level 3 assets were based on consideration of market liquidity as well as related transparency of pricing and associated observable inputs for these investments. Transfers of certain investments in private placement corporate debt and certain ABS out of

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

Level 3 assets were primarily the result of using observable pricing information that reflects the fair value of those securities without the need for adjustment based on our own assumptions regarding the characteristics of a specific security or the current liquidity in the market. The transfers of certain hedge fund investments out of Level 3 assets were primarily the result of easing of certain fund-imposed redemption restrictions.

Transfers of Level 3 Liabilities

There were no significant transfers of derivative or other liabilities into or out of Level 3 during 2015 or 2014.

Quantitative Information about Level 3 Fair Value Measurements

The table below presents information about the significant unobservable inputs used for recurring fair value measurements for certain Level 3 instruments, and includes only those instruments for which information about the inputs is reasonably available to us, such as data from independent third-party valuation service providers and from internal valuation models. Because input information from third-parties with respect to certain Level 3 instruments (primarily CDO/ABS) may not be reasonably available to us, balances shown below may not equal total amounts reported for such Level 3 assets and liabilities:

                               Fair Value at
                               December 31,
(in millions)                      2015      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                  ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states,
  municipalities and
  political subdivisions          $  966     Discounted cash flow                     Yield     4.31% - 5.11%(4.71%)
Corporate debt                       335     Discounted cash flow                     Yield     4.23% -11.00%(7.61%)
RMBS/(a)/                          7,664     Discounted cash flow  Constant prepayment rate     1.01% - 9.08%(5.04%)
                                                                              Loss severity  49.30% - 79.54%(64.42%)
                                                                      Constant default rate     3.86% - 9.35%(6.60%)
                                                                                      Yield     3.44% - 6.06%(4.75%)
CMBS                               1,136     Discounted cash flow                     Yield    0.78% - 10.56%(5.67%)
CDO/ABS/(a)/                       1,279     Discounted cash flow                     Yield     3.38% - 4.94%(4.16%)
---------------------------------------------------------------------------------------------------------------------
Liabilities:
Embedded derivatives within
  Policyholder contract
  deposits:
   GMWB and GMAB                  $1,031     Discounted cash flow         Equity volatility          15.00% - 50.00%
                                                                            Base lapse rate           1.00% - 17.00%
                                                                         Dynamic lapse rate           0.20% - 25.50%
                                                                  Mortality multiplier/(c)/         82.52% - 104.27%
                                                                           Utilization rate           0.00% - 45.00%
                                                                     Equity / interest-rate
                                                                           correlation/(d)/          20.00% - 40.00%
   Index annuities                   624     Discounted cash flow                Lapse rate           0.75% - 66.00%
                                                                  Mortality multiplier/(c)/          50.00% - 75.00%
   Indexed life                      325     Discounted cash flow         Equity volatility          13.25% - 22.00%
                                                                            Base lapse rate           2.00% - 19.00%
                                                                             Mortality rate           0.00% - 40.00%
---------------------------------------------------------------------------------------------------------------------

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


                                       Fair Value at
                                       December 31,
(in millions)                              2014      Valuation Technique   Unobservable Input/(b)/   Range (Weighted Average)
-------------                          ------------- -------------------- -------------------------- ------------------------
Assets:
Obligations of states, municipalities
  and political subdivisions              $  923     Discounted cash flow                     Yield     3.96% - 4.61%(4.28%)
Corporate debt                               934     Discounted cash flow                     Yield        0% - 5.53%(2.80%)
RMBS/(a)/                                  7,295     Discounted cash flow  Constant prepayment rate     0.64% - 9.69%(5.16%)
                                                                                      Loss severity  47.82% - 79.71%(63.77%)
                                                                              Constant default rate     4.06% - 9.86%(6.96%)
                                                                                              Yield     3.22% - 6.46%(4.84%)
CMBS                                       1,280     Discounted cash flow                     Yield     0.13% - 9.61%(4.87%)
CDO/ABS/(a)/                               1,151     Discounted cash flow                     Yield     2.61% - 4.09%(3.35%)
-----------------------------------------------------------------------------------------------------------------------------
Liabilities (Revised):
Embedded derivatives within
  Policyholder contract deposits:
   GMWB and GMAB                          $  706     Discounted cash flow         Equity volatility           6.00% - 39.00%
                                                                                    Base lapse rate           1.00% - 40.00%
                                                                                 Dynamic lapse rate           0.20% - 60.00%
                                                                                     Mortality rate           0.10% - 35.00%
                                                                                   Utilization rate           0.50% - 30.00%
   Index annuities                           250     Discounted cash flow            Mortality rate           0.10% - 35.00%
                                                                                         Lapse rate           1.00% - 40.00%
   Indexed life                              255     Discounted cash flow Equity implied volatility          10.00% - 25.00%
                                                                                    Base lapse rate           2.00% - 19.00%
                                                                                     Mortality rate           0.00% - 20.00%
-----------------------------------------------------------------------------------------------------------------------------

(a)Information received from third-party valuation service providers. The ranges of the unobservable inputs for the constant prepayment rate, loss severity and constant default rate relate to each of the individual underlying mortgage loans that comprise the entire portfolio of securities in the RMBS and CDO securitization vehicles and not necessarily to the securitization vehicle bonds (tranches) purchased by us. The ranges of these inputs do not directly correlate to changes in the fair values of the tranches purchased by us because there are other factors relevant to the fair values of specific tranches owned by us including, but not limited to, purchase price, position in the waterfall, senior versus subordinated position and attachment points.
(b)Represents discount rates, estimates and assumptions that we believe would be used by market participants when valuing these assets and liabilities.
(c)Mortality inputs are shown as multipliers of the 2012 Individual Annuity Mortality Basic table for GMWB and GMAB, and the 1975-1980 Modified Basic table for index annuities.
(d)An equity / interest rate correlation factor was added to the valuation model in 2015.

The ranges of reported inputs for Corporate debt, RMBS, CMBS and CDO/ABS valued using a discounted cash flow technique consist of plus/minus one standard deviation in either direction from the value-weighted average. The preceding table does not give effect to our risk management practices that might offset risks inherent in these investments.

Sensitivity to Changes in Unobservable Inputs

We consider unobservable inputs to be those for which market data is not available and that are developed using the best information available to us about the assumptions that market participants would use when pricing the asset or liability. Relevant inputs vary depending on the nature of the instrument being measured at fair value. The following paragraphs provide a general description of sensitivities of significant unobservable inputs along with interrelationships between and among the significant unobservable inputs and their impact on the fair value measurements. The effect of a change in a particular assumption in the sensitivity analysis below is considered independently of changes in any other assumptions. In practice, simultaneous changes in assumptions may not always have a linear effect on the inputs discussed below. Interrelationships may also exist between observable and unobservable inputs. Such relationships have not been included in the discussion below. For each of the individual relationships described below, the inverse relationship would also generally apply.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Obligations of States, Municipalities and Political Subdivisions

The significant unobservable input used in the fair value measurement of certain investments in obligations of states, municipalities and political subdivisions is yield. In general, increases in the yield would decrease the fair value of investments in obligations of states, municipalities and political subdivisions.

Corporate Debt

Corporate debt securities included in Level 3 are primarily private placement issuances that are not traded in active markets or that are subject to transfer restrictions. Fair value measurements consider illiquidity and non-transferability. When observable price quotations are not available, fair value is determined based on discounted cash flow models using discount rates based on credit spreads, yields or price levels of publicly-traded debt of the issuer or other comparable securities, considering illiquidity and structure. The significant unobservable input used in the fair value measurement of corporate debt is the yield. The yield is affected by the market movements in credit spreads and U.S. Treasury yields. In addition, the migration in credit quality of a given security generally has a corresponding effect on the fair value measurement of the security. For example, a downward migration of credit quality would increase spreads. Holding U.S. Treasury rates constant, an increase in corporate credit spreads would decrease the fair value of corporate debt.

RMBS and CDO/ABS

The significant unobservable inputs used in fair value measurements of RMBS and certain CDO/ABS valued by independent third-party valuation service providers are constant prepayment rates (CPR), loss severity, constant default rates
(CDR), and yield. A change in the assumptions used for the probability of default will generally be accompanied by a corresponding change in the assumption used for the loss severity and an inverse change in the assumption used for prepayment rates. In general, increases in CPR, loss severity, CDR and yield, in isolation, would result in a decrease in the fair value measurement. Changes in fair value based on variations in assumptions generally cannot be extrapolated because the relationship between the directional change of each input is not usually linear.

CMBS

The significant unobservable input used in fair value measurements for CMBS is the yield. Prepayment assumptions for each mortgage pool are factored into the yield. CMBS generally feature a lower degree of prepayment risk than RMBS because commercial mortgages generally contain a penalty for prepayment. In general, increases in the yield would decrease the fair value of CMBS.

Embedded derivatives within Policyholder contract deposits

Embedded derivatives reported within policyholder contract deposits include guaranteed minimum withdrawal benefits (GMWB) and guaranteed minimum accumulation benefits (GMAB) within variable annuity products, and certain enhancements to interest crediting rates based on market indices within index annuities, indexed life and guaranteed investment contracts (GICs). For any given contract, assumptions for unobservable inputs vary throughout the period over which cash flows are projected for purposes of valuing the embedded derivative. The following unobservable inputs are used for valuing embedded derivatives measured at fair value:

    . Long-term equity volatilities represent equity volatility beyond the period for which observable equity volatilities are available. Increases in assumed volatility will generally increase the fair value of both the projected cash flows from rider fees as well as the projected cash flows related to benefit payments. Therefore, the net change in the fair value of the liability may either decrease or increase, depending on the relative changes in projected rider fees and projected benefit payments. In 2015, the calculations used to measure equity volatilities for the GMWB and GMAB were updated to provide greater emphasis on current expected market-based volatilities versus historical market volatilities. The implementation of this change reduced the fair value of the GMWB and GMAB liabilities, net of related adjustments to DAC, by approximately $125 million at December 31, 2015, which was offset by the addition of an equity / interest rate correlation factor to the valuation model in 2015, as described below. Long-term equity volatility and equity / interest rate correlation are both key inputs in our economic scenario modeling used to value the embedded derivatives.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


    . Equity / interest rate correlation estimates the relationship between changes in equity returns and interest rates in the economic scenario generator used to value our GMWB and GMAB embedded derivatives. In general, a higher positive correlation assumes that equity markets and interest rates move in a more correlated fashion, which generally increases the fair value of the liability. Prior to 2015, an assumption of zero correlation was used based on historical data that was mixed as to the direction of this correlation over a long period of time. In 2015, we added a positive correlation factor based on current market conditions and expected views of market participants. This change increased the GMWB and GMAB fair value liabilities, net of related adjustments to DAC, by approximately $127 million at December 31, 2015, which was largely offset by an update to equity volatility assumptions, as described above.

    . Base lapse rate assumptions are determined by company experience and are adjusted at the contract level using a dynamic lapse function, which reduces the base lapse rate when the contract is in-the-money (when the contract holder's guaranteed value is worth more than their underlying account value). Lapse rates are also generally assumed to be lower in periods when a surrender charge applies. Increases in assumed lapse rates will generally decrease the fair value of the liability, as fewer policyholders would persist to collect guaranteed withdrawal amounts, but in certain scenarios, increases in assumed lapse rates may increase the fair value of the liability.

    . Mortality rate assumptions, which vary by age and gender, are based on company experience and include a mortality improvement assumption. Increases in assumed mortality rates will decrease the fair value of the liability, while lower mortality rate assumptions will generally increase the fair value of the liability, because guaranteed payments will be made for a longer period of time.

    . Utilization rate assumptions estimate the timing when policyholders with a GMWB will elect to utilize their benefit and begin taking withdrawals. The assumptions may vary by the type of guarantee, tax-qualified status, the contract's withdrawal history and the age of the policyholder. Utilization rate assumptions are based on company experience, which includes partial withdrawal behavior. Increases in assumed utilization rates will generally increase the fair value of the liability.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Investments in Certain Entities Carried at Fair Value Using Net Asset Value per Share

The following table includes information related to our investments in certain other invested assets, including private equity funds, hedge funds and other alternative investments that calculate net asset value per share (or its equivalent). For these investments, which are measured at fair value on a recurring basis, we use the net asset value per share as a practical expedient to measure fair value.

                                                                        December 31, 2015           December 31, 2014
                                                                   --------------------------- ---------------------------
                                                                     Fair Value                  Fair Value
                                                                      Using Net                   Using Net
                                                                     Asset Value                 Asset Value
                                                                    Per Share (or   Unfunded    Per Share (or   Unfunded
(in millions)                   Investment Category Includes       its equivalent) Commitments its equivalent) Commitments
-------------               -------------------------------------- --------------- ----------- --------------- -----------
Investment Category
Private equity funds:
   Leveraged buyout         Debt and/or equity investments
                            made as part of a transaction in
                            which assets of mature companies
                            are acquired from the current
                            shareholders, typically with the use
                            of financial leverage                      $  480         $117         $  983         $155
   Real Estate /            Investments in real estate properties
   Infrastructure           and infrastructure positions,
                            including power plants and other
                            energy generating facilities                   56           27            100            5
   Venture capital          Early-stage, high-potential, growth
                            companies expected to generate a
                            return through an eventual
                            realization event, such as an initial
                            public offering or sale of the
                            company                                        33            8             35            3
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection,
                            or troubled                                    44           20             78           28
   Other                    Includes multi-strategy, mezzanine,
                            and other strategies                           23           11             11           35
                                                                       ------         ----         ------         ----
Total private equity funds                                                636          183          1,207          226
                                                                       ------         ----         ------         ----
Hedge funds:
   Event-driven             Securities of companies undergoing
                            material structural changes,
                            including mergers, acquisitions and
                            other reorganizations                         367           --            416           --
   Long-short               Securities that the manager believes
                            are undervalued, with corresponding
                            short positions to hedge market risk        1,130           25            951            1
   Distressed               Securities of companies that are in
                            default, under bankruptcy protection
                            or troubled                                   392            8            413            3
   Emerging markets         Investments in the financial markets
                            of developing countries                        30           --             56           --
   Other                    Includes multi-strategy and other
                            strategies                                     97           --            119           --
                                                                       ------         ----         ------         ----
Total hedge funds                                                       2,016           33          1,955            4
                                                                       ------         ----         ------         ----
Total                                                                  $2,652         $216         $3,162         $230
                                                                       ======         ====         ======         ====

Private equity fund investments included above are not redeemable, because distributions from the funds will be received when underlying investments of the funds are liquidated. Private equity funds are generally expected to have 10-year lives at their inception, but these lives may be extended at the fund manager's discretion, typically in one or two-year increments.

The hedge fund investments included above may be redeemable monthly, quarterly, semi-annually and annually, as shown below, with redemption notices ranging from one day to 180 days. Certain hedge fund investments are currently not redeemable, either in whole or in part, because such investments include various contractual restrictions. The majority of these contractual restrictions, which may have been put in place at a fund's inception or thereafter, have pre-defined end dates and are generally expected to be lifted by the end of 2016. The fund investments for which redemption is restricted only in part generally relate to certain hedge funds that hold at least one investment that the fund manager deems to be illiquid.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents information regarding the expected remaining lives of our investments in private equity funds, assuming average original expected lives of 10 years for the funds, and information regarding redemptions and contractual restrictions related to our hedge fund investments:

December 31,                                                                          2015
------------                                                                          ----
Percentage of private equity fund investments with remaining lives of:
   Three years or less                                                                 87%
   Between four and six years                                                           2
   Between seven and 10 years                                                          11
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments redeemable:
   Monthly                                                                              8%
   Quarterly                                                                           38
   Semi-annually                                                                        9
   Annually                                                                            45
                                                                                      ---
       Total                                                                          100%
                                                                                      ---
Percentage of hedge fund investments' fair value subject to contractual restrictions   40%
                                                                                      ===

Fair Value Option

Under the fair value option, we may elect to measure at fair value financial assets and financial liabilities that are not otherwise required to be measured at fair value. Subsequent changes in fair value for designated items are reported in earnings. We elect the fair value option for certain hybrid securities given the complexity of bifurcating the economic components associated with the embedded derivatives. Refer to Note 7 for information related to embedded derivatives.

Additionally, we elect the fair value option for certain alternative investments when such investments are eligible for this election. We believe this measurement basis is consistent with the applicable accounting guidance used by the respective investment company funds themselves. Refer to Note 4 for additional information.

Certain VIEs, which are securitization vehicles that we consolidate, have elected the fair value option for a tranche of their structured securities, which are included in notes payable - to affiliates, net. Refer to Notes 9 and 18 for additional information on these VIEs.

The following table presents the difference between fair values and the aggregate contractual principal amounts of notes payable for which the fair value option was elected:

                                                December 31, 2015            December 31, 2014 (Revised)
                                        --------------------------------  --------------------------------
                                                   Outstanding                       Outstanding
                                                    Principal                         Principal
(in millions)                           Fair Value   Amount    Difference Fair Value   Amount    Difference
-------------                           ---------- ----------- ---------- ---------- ----------- ----------
Liabilities:
   Notes payable - to affiliates, net      $474       $939       $(465)      $514       $957       $(443)

We assumed GIC liabilities, which are reported in policyholder contract deposits on the Consolidated Balance Sheets, from an affiliate, AIG Matched Funding Corp. (AIGMFC). AIGMFC had elected the fair value option for these GIC liabilities and we have maintained this election. The change in the value of each of the GIC liabilities is partially offset by a swap used to economically hedge the changes in the fair value of the GICs. See Note 18 for additional information on the GIC assumption and the related swaps.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gains or losses recorded related to the eligible instruments for which we elected the fair value option:

Years Ended December 31,                                      Gain (Loss)
------------------------                               ------------------------
(in millions)                                          2015    2014      2013
-------------                                          ----  --------- ---------
                                                             (Revised) (Revised)
Assets:
   Other bond securities - certain hybrid securities   $(19)   $368      $(58)
   Other invested assets                                 29     100       194
                                                       ----    ----      ----
Liabilities:
   Policyholder contract deposits                        (1)     15       (17)
   Notes payable - to affiliates, net                     5     (17)      (12)
                                                       ----    ----      ----
Total gain                                             $ 14    $466      $107
                                                       ====    ====      ====

Interest income, dividend income and net unrealized gains (losses) on assets measured under the fair value option are recognized and included in net investment income in the Consolidated Statements of Income. Interest on liabilities measured under the fair value option is recognized in other income in the Consolidated Statements of Income. See Note 4 herein for additional information about our policies for recognition, measurement, and disclosure of interest, dividend and other income.

FAIR VALUE MEASUREMENTS ON A NON-RECURRING BASIS

We measure the fair value of certain assets on a non-recurring basis, generally quarterly, annually, or when events or changes in circumstances indicate that the carrying amount of the assets may not be recoverable. These assets include cost and equity-method investments and mortgage and other loans. See Notes 4 and 5 herein for additional information about how we test various asset classes for impairment.

Impairments for other invested assets primarily relate to certain investments in affordable housing partnerships, the fair values of which are determined based on remaining tax credits and other residual benefits due from the respective partnerships. Residual benefits include consideration of the fair value of underlying real estate properties, which is determined based on market-appropriate capitalization rates applied to net operating income of the properties.

The following table presents assets measured at fair value on a non-recurring basis at the time of impairment and the related impairment charges recorded during the periods presented:

                                   Assets at Fair Value      Impairment Charges
                               ----------------------------- ------------------
                                    Non-Recurring Basis          December 31,
                               ----------------------------- ------------------
    (in millions)              Level 1 Level 2 Level 3 Total 2015   2014  2013
    -------------              ------- ------- ------- ----- ----   ----  ----
    December 31, 2015
       Other invested assets     $--     $--    $308   $308  $10     $2   $19

    December 31, 2014
       Other invested assets     $--     $--    $  2   $  2

FAIR VALUE INFORMATION ABOUT FINANCIAL INSTRUMENTS NOT MEASURED AT FAIR VALUE

Information regarding the estimation of fair value for financial instruments not carried at fair value (excluding insurance contracts) is discussed below.

.. Mortgage and other loans receivable: Fair values of loans on real estate and other loans receivable were estimated for disclosure purposes using discounted cash flow calculations based on discount rates that we believe market participants would use in determining the price that they would pay for such assets. For certain loans, our current incremental lending rates for similar types of loans are used as the discount rates, because we believe this rate approximates the rates market participants would use. The carrying amount of policy loans, which approximates fair value, is generally estimated based on unpaid principal amount as of each reporting date. No consideration is given to credit risk because policy loans are effectively collateralized by the cash surrender value of the policies.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Other invested assets that are not measured at fair value represent our investments in FHLB stock. These investments are carried at amortized cost, which approximates fair value.

.. Cash and short-term investments: The carrying amounts of these assets approximate fair values because of the relatively short period of time between origination and expected realization, and their limited exposure to credit risk.

..  Policyholder contract deposits associated with investment-type contracts:
   Fair values for policyholder contract deposits associated with investment-type contracts not accounted for at fair value are estimated using discounted cash flow calculations based on interest rates currently being offered for similar contracts with maturities consistent with those of the contracts being valued. When no similar contracts are being offered, the discount rate is the appropriate swap rate (if available) or current risk-free interest rate consistent with the currency in which the cash flows are denominated. To determine fair value, other factors include current policyholder account values and related surrender charges and other assumptions include expectations about policyholder behavior and an appropriate risk margin.

.. Notes Payable: Fair values of these obligations were estimated based on discounted cash flow calculations using a discount rate that is indicative of the current market for securities with similar risk characteristics.

The following table presents the carrying values and estimated fair values of our financial instruments not measured at fair value, and indicates the level in the fair value hierarchy of the estimated fair value measurement based on the observability of the inputs used:

                                                  Estimated Fair Value
                                            -------------------------------- Carrying
(in millions)                               Level 1 Level 2 Level 3   Total   Value
-------------                               ------- ------- -------  ------- --------
December 31, 2015
Assets:
   Mortgage and other loans receivable       $ --    $ 79   $14,867  $14,946 $14,598
   Other invested assets                       --       8        --        8       8
   Short-term investments                      --     225        --      225     225
   Cash                                       317      --        --      317     317
Liabilities:
   Policyholder contract deposits/(a)/         --     290    61,644   61,934  59,122
   Note payable - to affiliates, net/(b)/      --      --       243      243     243
   Note payable - to third parties, net        --      --       405      405     406
                                             ----    ----   -------  ------- -------
December 31, 2014 (Revised)
Assets:
   Mortgage and other loans receivable       $ --    $ --   $12,718  $12,718 $11,911
   Other invested assets                       --      14        --       14      14
   Short-term investments                      --     823        --      823     823
   Cash                                       277      --       (14)     263     263
Liabilities:
   Policyholder contract deposits/(a)/         --     224    61,771   61,995  56,951
   Note payable - to affiliates, net/(b)/      --      --       140      140     144
   Note payable - to third parties, net        --      --       616      616     617
                                             ----    ----   -------  ------- -------

(a)Excludes embedded policy derivatives which are carried at fair value on a recurring basis.
(b)Excludes notes for which the fair value option has been elected.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


4. INVESTMENTS

Fixed Maturity and Equity Securities

Bonds held to maturity are carried at amortized cost when we have the ability and positive intent to hold these securities until maturity. When we do not have the ability or positive intent to hold bonds until maturity, these securities are classified as available for sale or are measured at fair value at our election. None of our fixed maturity securities met the criteria for held to maturity classification at December 31, 2015 or 2014.

Fixed maturity and equity securities classified as available-for-sale are carried at fair value. Unrealized gains and losses from available for sale investments in fixed maturity and equity securities are reported as a separate component of accumulated other comprehensive income (AOCI), net of DAC, deferred sales inducements and deferred income taxes, in shareholder's equity. Realized and unrealized gains and losses from fixed maturity and equity securities measured at fair value at our election are reflected in net investment income. Investments in fixed maturity and equity securities are recorded on a trade-date basis.

Premiums and discounts arising from the purchase of bonds classified as available for sale are treated as yield adjustments over their estimated holding periods, until maturity, or call date, if applicable. For investments in certain RMBS, CMBS, CDO/ABS, (collectively, structured securities), recognized yields are updated based on current information regarding the timing and amount of expected undiscounted future cash flows. For high credit quality structured securities, effective yields are recalculated based on actual payments received and updated prepayment expectations, and the amortized cost is adjusted to the amount that would have existed had the new effective yield been applied since acquisition with a corresponding charge or credit to net investment income. For structured securities that are not high credit quality, effective yields are recalculated and adjusted prospectively based on changes in expected undiscounted future cash flows. For purchased credit impaired (PCI) securities, at acquisition, the difference between the undiscounted expected future cash flows and the recorded investment in the securities represents the initial accretable yield, which is to be accreted into net investment income over the securities' remaining lives on a level-yield basis. Subsequently, effective yields recognized on PCI securities are recalculated and adjusted prospectively to reflect changes in the contractual benchmark interest rates on variable rate securities and any significant increases in undiscounted expected future cash flows arising due to reasons other than interest rate changes.

Other Bond Securities and Other Common and Preferred Stock

Securities for which we have elected the fair value option are carried at fair value and reported in other bond securities or other common and preferred stocks in the Consolidated Balance Sheets. Changes in fair value of these assets are reported in net investment income. Interest income and dividend income on assets measured under the fair value option are recognized and included in net investment income. See Note 3 for additional information on financial assets designated under the fair value option.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale

The following table presents the amortized cost or cost and fair value of our available for sale securities:

                                                                                                                 Other-Than-
                                                                      Amortized   Gross      Gross                Temporary
                                                                       Cost or  Unrealized Unrealized            Impairments
(in millions)                                                           Cost      Gains      Losses   Fair Value in AOCI/(a)/
-------------                                                         --------- ---------- ---------- ---------- -----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities                   $   331    $   50    $    (5)   $    376    $   --
   Obligations of states, municipalities and political subdivisions      3,147       215        (49)      3,313         2
   Non-U.S. governments                                                  2,717       104       (184)      2,637        --
   Corporate debt                                                       65,479     3,868     (2,378)     66,969       (20)
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             13,714     1,151       (193)     14,672       515
       CMBS                                                              4,581       350        (33)      4,898       185
       CDO/ABS                                                           6,150       145        (74)      6,221         8
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,445     1,646       (300)     25,791       708
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     96,119     5,883     (2,916)     99,086       690
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              2         1         --           3        --
   Preferred stock                                                          13         2         --          15        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  15         3         --          18        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (5)          7        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $96,143    $5,889    $(2,921)   $ 99,111    $  690
                                                                       =======    ======    =======    ========    ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities                   $   333    $   63    $    (1)   $    395    $   --
   Obligations of states, municipalities and political subdivisions      2,699       325         (5)      3,019         2
   Non-U.S. governments                                                  2,782       167        (62)      2,887        --
   Corporate debt                                                       64,605     6,412       (642)     70,375        37
   Mortgage-backed, asset-backed and collateralized:
       RMBS                                                             14,169     1,433       (144)     15,458       739
       CMBS                                                              4,226       488         (9)      4,705       232
       CDO/ABS                                                           5,745       197        (38)      5,904         6
                                                                       -------    ------    -------    --------    ------
   Total mortgage-backed, asset-backed and collateralized               24,140     2,118       (191)     26,067       977
                                                                       -------    ------    -------    --------    ------
Total bonds available for sale/(b)/                                     94,559     9,085       (901)    102,743     1,016
                                                                       -------    ------    -------    --------    ------
Equity securities available for sale:
   Common stock                                                              3         4         --           7        --
   Preferred stock                                                          16         3         --          19        --
                                                                       -------    ------    -------    --------    ------
Total equity securities available for sale                                  19         7         --          26        --
                                                                       -------    ------    -------    --------    ------
Other assets - Investment in AIG                                             9         3         (6)          6        --
                                                                       -------    ------    -------    --------    ------
Total                                                                  $94,587    $9,095    $  (907)   $102,775    $1,016
                                                                       =======    ======    =======    ========    ======

(a)Represents the amount of other-than-temporary impairments recognized in accumulated other comprehensive income. Amount includes unrealized gains and losses on impaired securities relating to changes in the value of such securities subsequent to the impairment measurement date.
(b)At December 31, 2015 and 2014, bonds available for sale held by us that were below investment grade or not rated totaled $14.8 billion and $15.3 billion, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Securities Available for Sale in a Loss Position

The following table summarizes the fair value and gross unrealized losses on our available for sale securities, aggregated by major investment category and length of time that individual securities have been in a continuous unrealized loss position:

                                                        Less than 12 Months    12 Months or More           Total
                                                       --------------------- --------------------- ---------------------
                                                                    Gross                 Gross                 Gross
                                                                  Unrealized            Unrealized            Unrealized
(in millions)                                          Fair Value   Losses   Fair Value   Losses   Fair Value   Losses
-------------                                          ---------- ---------- ---------- ---------- ---------- ----------
December 31, 2015
Bonds available for sale:
   U.S. government and government sponsored entities    $    76     $    5     $   --     $   --    $    76     $    5
   Obligations of states, municipalities and
     political subdivisions                                 934         46         27          3        961         49
   Non-U.S. governments                                   1,241         87        325         97      1,566        184
   Corporate debt                                        20,782      1,493      3,027        885     23,809      2,378
   RMBS                                                   2,410         52      2,131        141      4,541        193
   CMBS                                                   1,126         31         28          2      1,154         33
   CDO/ABS                                                2,282         30        692         44      2,974         74
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                           28,851      1,744      6,230      1,172     35,081      2,916
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          3          5          3          5
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $28,851     $1,744     $6,233     $1,177    $35,084     $2,921
                                                        =======     ======     ======     ======    =======     ======
December 31, 2014
Bonds available for sale:
   U.S. government and government sponsored entities    $    --     $   --     $   24     $    1    $    24     $    1
   Obligations of states, municipalities and
     political subdivisions                                  47          1        171          4        218          5
   Non-U.S. governments                                     357         14        607         48        964         62
   Corporate debt                                         5,476        247      6,447        395     11,923        642
   RMBS                                                   1,664         42      1,879        102      3,543        144
   CMBS                                                      53         --        331          9        384          9
   CDO/ABS                                                1,742         16        399         22      2,141         38
                                                        -------     ------     ------     ------    -------     ------
Total bonds available for sale                            9,339        320      9,858        581     19,197        901
                                                        -------     ------     ------     ------    -------     ------
Other assets - Investment in AIG                             --         --          6          6          6          6
                                                        -------     ------     ------     ------    -------     ------
Total                                                   $ 9,339     $  320     $9,864     $  587    $19,203     $  907
                                                        =======     ======     ======     ======    =======     ======

At December 31, 2015, we held 5,086 and 7 individual fixed maturity and equity securities, respectively, that were in an unrealized loss position, of which 885 individual fixed maturity securities were in a continuous unrealized loss position for 12 months or more. We did not recognize the unrealized losses in earnings on these fixed maturity securities at December 31, 2015 because we neither intend to sell the securities nor do we believe that it is more likely than not that we will be required to sell these securities before recovery of their amortized cost basis. For fixed maturity securities with significant declines, we performed fundamental credit analyses on a security-by-security basis, which included consideration of credit enhancements, expected defaults on underlying collateral, review of relevant industry analyst reports and forecasts and other available market data.

Contractual Maturities of Fixed Maturity Securities Available for Sale

The following table presents the amortized cost and fair value of fixed maturity securities available for sale by contractual maturity:

                                                  Total Fixed Maturity Securities Fixed Maturity Securities in a Loss
                                                       Available for Sale             Position Available for Sale
                                                  ------------------------------- -----------------------------------
(in millions)                                     Amortized Cost    Fair Value    Amortized Cost      Fair Value
-------------                                     --------------    ----------    --------------      ----------
December 31, 2015
Due in one year or less                              $ 1,494         $ 1,518         $   117           $   114
Due after one year through five years                 14,751          15,573           2,280             2,146
Due after five years through ten years                20,359          20,418           9,066             8,397
Due after ten years                                   35,070          35,786          17,566            15,755
Mortgage-backed, asset-backed and collateralized      24,445          25,791           8,968             8,669
                                                     -------         -------         -------           -------
Total                                                $96,119         $99,086         $37,997           $35,081
                                                     =======         =======         =======           =======

Actual maturities may differ from contractual maturities because certain borrowers have the right to call or prepay certain obligations with or without call or prepayment penalties.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the gross realized gains and gross realized losses from sales or maturities of our available for sale securities:

                                         Years Ended December 31,
                           -----------------------------------------------------
                                 2015              2014              2013
                           ----------------- ----------------- -----------------
                            Gross    Gross    Gross    Gross    Gross    Gross
                           Realized Realized Realized Realized Realized Realized
(in millions)               Gains    Losses   Gains    Losses   Gains    Losses
-------------              -------- -------- -------- -------- -------- --------
Fixed maturity securities    $205     $206     $259     $49     $1,863    $76
Equity securities               2        1        5      --         28     --
                             ----     ----     ----     ---     ------    ---
Total                        $207     $207     $264     $49     $1,891    $76
                             ====     ====     ====     ===     ======    ===

In 2015, 2014, and 2013, the aggregate fair value of available for sale securities sold was $16.7 billion, $6.1 billion and $22.5 billion, respectively.

Other Securities Measured at Fair Value

The following table presents the fair value of other securities measured at fair value at our election of the fair value option:

                                                        December 31, 2015           December 31, 2014
                                                   --------------------------  --------------------------
(in millions)                                      Fair Value Percent of Total Fair Value Percent of Total
-------------                                      ---------- ---------------- ---------- ----------------
U.S. government and government sponsored entities    $   --         -- %         $1,135          39%
Non-U.S. governments                                     39           1              --          --
Corporate debt                                        1,375          39              --          --
Mortgage-backed, asset-backed and collateralized:
   RMBS                                                 861          24             384          13
   CMBS                                                 193           6             153           5
   CDO/ABS                                            1,077          30           1,262          43
                                                     ------         ---          ------         ---
Total other bond securities                          $3,545         100%         $2,934         100%
                                                     ======         ===          ======         ===

Other Invested Assets

The following table summarizes the carrying values of other invested assets:

                                                        December 31,
                                                      ----------------
          (in millions)                                2015    2014
          -------------                               ------ ---------
                                                             (Revised)
          Alternative investments/(a)/                $5,433  $6,678
          Investment real estate/(b)/                    246     202
          Federal Home Loan Bank (FHLB) common stock       8      14
                                                      ------  ------
          Total                                       $5,687  $6,894
                                                      ======  ======

(a)Includes primarily hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.
(b)Net of accumulated depreciation of $158 million and $148 million at December 31, 2015 and 2014, respectively.

Other Invested Assets Carried at Fair Value

Certain hedge funds, private equity funds and other investment partnerships for which we have elected the fair value option are reported at fair value with changes in fair value recognized in net investment income. Other investments in hedge funds, private equity funds and other investment partnerships in which AIG's insurance operations do not hold aggregate interests sufficient to exercise more than minor influence over the respective partnerships are reported at fair value with changes in fair value recognized as a component of accumulated other comprehensive income. These investments are subject to other-than-temporary impairment evaluations (see discussion below on evaluating equity investments for other-than-temporary impairment).

The gross unrealized loss recorded in accumulated other comprehensive income on such investments was $15 million and $26 million at December 31, 2015 and 2014, respectively, the majority of which pertains to investments in private equity funds and hedge funds that have been in continuous unrealized loss positions for less than 12 months.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Other Invested Assets - Equity Method Investments

We account for hedge funds, private equity funds, affordable housing partnerships and other investment partnerships using the equity method of accounting unless our interest is so minor that we may have virtually no influence over partnership operating and financial policies, or we have elected the fair value option. Under the equity method of accounting, our carrying amount generally is our share of the net asset value of the funds or the partnerships, and changes in our share of the net asset values are recorded in net investment income. In applying the equity method of accounting, we consistently use the most recently available financial information provided by the general partner or manager of each of these investments, which is one to three months prior to the end of our reporting period. The financial statements of these investees are generally audited annually.

Summarized Financial Information of Equity Method Investees

The following is the aggregated summarized financial information of our equity method investees, including those for which the fair value option has been elected:

                                       Years ended December 31,
                                     ---------------------------
              (in millions)            2015     2014      2013
              -------------          -------  --------  --------
              Operating results:
                 Total revenues      $ 7,323  $ 11,281  $  8,668
                 Total expenses       (1,427)   (1,831)   (1,428)
                                     -------  --------  --------
              Net income             $ 5,896  $  9,450  $  7,240
                                     =======  ========  ========

                                                 December 31,
                                              ------------------
              (in millions)                     2015      2014
              -------------                   --------  --------
              Balance sheet:
                 Total assets                 $ 76,483  $ 77,328
                 Total liabilities             (15,685)  (13,428)

The following table presents the carrying amount and ownership percentage of equity method investments at December 31, 2015 and 2014:

                                             2015                      2014
                                   ------------------------- -------------------------
                                                  Ownership                 Ownership
(in millions, except percentages)  Carrying Value Percentage Carrying Value Percentage
---------------------------------  -------------- ---------- -------------- ----------
   Equity method investments           $4,052      Various       $4,457      Various

Other Investments

Also included in other invested assets are real estate held for investment or held for sale, based on management's intent. Real estate held for investment is carried at cost, less accumulated depreciation and subject to impairment review. Properties acquired through foreclosure and held for sale are carried at the lower of carrying amount or fair value less estimated costs to sell the property.

We are members of the FHLB of Dallas and such membership requires members to own stock in the FHLB. Our FHLB stock is carried at amortized cost, which approximates fair value, and is included in other invested assets.

Net Investment Income

Net investment income represents income primarily from the following sources:

.. Interest income and related expenses, including amortization of premiums and accretion of discounts on bonds with changes in the timing and the amount of expected principal and interest cash flows reflected in the yield, as applicable.

.. Dividend income from common and preferred stock and distributions from other investments, including distributions from private equity funds and hedge funds that are not accounted for under the equity method.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


.. Realized and unrealized gains and losses from investments in other securities and investments for which we elected the fair value option.

..  Earnings from alternative investments.

..  Interest income on mortgage, policy and other loans.

The following table presents the components of net investment income:

                                                              Years Ended December 31,
                                                             --------------------------
(in millions)                                                 2015     2014      2013
-------------                                                ------  --------- ---------
                                                                     (Revised) (Revised)
Fixed maturity securities, including short-term investments  $5,154   $5,686    $5,275
Equity securities                                                 2      (51)      (20)
Interest on mortgage and other loans                            706      645       626
Investment real estate                                           57       61        79
Alternative investments/*/                                      426      761       936
Other investments                                                (1)      70        55
                                                             ------   ------    ------
Total investment income                                       6,344    7,172     6,951
Investment expenses                                             226      247       242
                                                             ------   ------    ------
Net investment income                                        $6,118   $6,925    $6,709
                                                             ======   ======    ======

* Includes hedge funds, private equity funds, affordable housing partnerships and other investment partnerships.

Net Realized Capital Gains and Losses

Net realized capital gains and losses are determined by specific identification. The net realized capital gains and losses are generated primarily from the following sources:

.. Sales or full redemptions of available for sale fixed maturity and equity securities, real estate, alternative investments and other types of investments.

.. Reductions to the cost basis of available for sale fixed maturity and equity securities and certain other invested assets for other-than-temporary impairments.

.. Changes in fair value of derivatives except for those instruments that are designated as hedging instruments when the change in the fair value of the hedged item is not reported in net realized capital gains and losses.

..  Exchange gains and losses resulting from foreign currency transactions.

The following table presents the components of net realized capital gains (losses):

                                              Years Ended December 31,
                                             -------------------------
        (in millions)                         2015    2014      2013
        -------------                        -----  --------- ---------
                                                    (Revised) (Revised)
        Sales of fixed maturity securities   $  (1)   $ 210    $1,787
        Sales of equity securities               1        5        28
        Mortgage and other loans               (50)     (46)      (57)
        Investment real estate                  (2)     116        73
        Alternative investments                 90       51         2
        Derivatives                            170     (430)      410
        Other                                  (37)     139       (34)
        Other-than-temporary impairments      (249)    (119)     (127)
                                             -----    -----    ------
        Net realized capital (losses) gains  $ (78)   $ (74)   $2,082
                                             =====    =====    ======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Evaluating Investments for Other-Than-Temporary Impairments

Fixed Maturity Securities

If we intend to sell a fixed maturity security or it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis and the fair value of the security is below amortized cost, an other-than-temporary impairment has occurred and the amortized cost is written down to current fair value, with a corresponding charge to realized capital losses. When assessing our intent to sell a fixed maturity security, or whether it is more likely than not that we will be required to sell a fixed maturity security before recovery of its amortized cost basis, management evaluates relevant facts and circumstances including, but not limited to, decisions to reposition our investment portfolio, sales of securities to meet cash flow needs and sales of securities to take advantage of favorable pricing.

For fixed maturity securities for which a credit impairment has occurred, the amortized cost is written down to the estimated recoverable value with a corresponding charge to realized capital losses. The estimated recoverable value is the present value of cash flows expected to be collected, as determined by management. The difference between fair value and amortized cost that is not related to a credit impairment is presented in unrealized appreciation (depreciation) of fixed maturity securities on which other-than-temporary credit impairments were recognized (a separate component of accumulated other comprehensive income).

When estimating future cash flows for structured fixed maturity securities (e.g., RMBS, CMBS, CDO, ABS), management considers historical performance of underlying assets and available market information as well as bond-specific structural considerations, such as credit enhancement and priority of payment structure of the security. In addition, the process of estimating future cash flows includes, but is not limited to, the following critical inputs, which vary by asset class:

..  Current delinquency rates;

..  Expected default rates and the timing of such defaults;

..  Loss severity and the timing of any recovery; and

..  Expected prepayment speeds.

For corporate, municipal and sovereign fixed maturity securities determined to be credit impaired, management considers the fair value as the recoverable value when available information does not indicate that another value is more relevant or reliable. When management identifies information that supports a recoverable value other than the fair value, the determination of a recoverable value considers scenarios specific to the issuer and the security, and may be based upon estimates of outcomes of corporate restructurings, political and macroeconomic factors, stability and financial strength of the issuer, the value of any secondary sources of repayment and the disposition of assets.

We consider severe price declines in our assessment of potential credit impairments. We may also modify our model inputs when we determine that price movements in certain sectors are indicative of factors not captured by the cash flow models.

In periods subsequent to the recognition of an other-than-temporary impairment charge for available for sale fixed maturity securities that is not foreign exchange related, we prospectively accrete into earnings the difference between the new amortized cost and the expected undiscounted recoverable value over the remaining expected holding period of the security.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Credit Impairments

The following table presents a rollforward of the cumulative credit losses in other-than-temporary impairments recognized in earnings for available for sale fixed maturity securities:

                                                                                    Years Ended December 31,
                                                                                    ----------------------
(in millions)                                                                        2015     2014    2013
-------------                                                                       ------   ------  ------
Balance, beginning of year                                                          $1,324   $1,585  $2,126
   Increases due to:
       Credit impairments on new securities subject to impairment losses                71       22      15
       Additional credit impairments on previously impaired securities                  32       40      31
   Reductions due to:
       Credit impaired securities fully disposed for which there was no prior intent or
         requirement to sell                                                          (114)    (153)   (184)
       Credit impaired securities for which there is a current intent or anticipated
         requirement to sell                                                             1       --      --
       Accretion on securities previously impaired due to credit/*/                   (221)    (170)   (403)
                                                                                    ------   ------  ------
Balance, end of year                                                                $1,093   $1,324  $1,585
                                                                                    ======   ======  ======

* Represents both accretion recognized due to changes in cash flows expected to be collected over the remaining expected term of the credit impaired securities and the accretion due to the passage of time.

Equity Securities

We evaluate our available for sale equity securities for impairment by considering such securities as candidates for other-than-temporary impairment if they meet any of the following criteria:

.. The security has traded at a significant (25 percent or more) discount to cost for an extended period of time (nine consecutive months or longer);

.. A discrete credit event has occurred resulting in (i) the issuer defaulting on a material outstanding obligation; (ii) the issuer seeking protection from creditors under the bankruptcy laws or any similar laws intended for court-supervised reorganization of insolvent enterprises; or (iii) the issuer proposing a voluntary reorganization pursuant to which creditors are asked to exchange their claims for cash or securities having a fair value substantially lower than par value of their claims; or

.. We have concluded that we may not realize a full recovery on our investment, regardless of the occurrence of one of the foregoing events.

The determination that an equity security is other-than-temporarily impaired requires the judgment of management and consideration of the fundamental condition of the issuer, its near-term prospects and all the relevant facts and circumstances. In addition to the above criteria, all equity securities that have been in a continuous decline in value below cost over 12 months are impaired. We also consider circumstances of a rapid and severe market valuation decline (50 percent or more discount to cost), in which we could not reasonably assert that the impairment period would be temporary (severity losses).

Other Invested Assets

Our equity and cost method investments in private equity funds, hedge funds and other entities are evaluated for impairment similar to the evaluation of equity securities for impairments as discussed above. Such evaluation considers market conditions, events and volatility that may impact the recoverability of the underlying investments within these private equity funds and hedge funds and is based on the nature of the underlying investments and specific inherent risks. Such risks may evolve based on the nature of the underlying investments.

Investments in real estate are periodically evaluated for recoverability whenever changes in circumstances indicate the carrying amount of an asset may be impaired. When impairment indicators are present, we compare expected investment cash flows to carrying amount. When the expected cash flows are less than the carrying amount, the investments are written down to fair value with a corresponding charge to earnings.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Purchased Credit Impaired (PCI) Securities

We purchase certain RMBS securities that have experienced deterioration in credit quality since their issuance. We determine, based on our expectations as to the timing and amount of cash flows expected to be received, whether it is probable at acquisition that we will not collect all contractually required payments for these PCI securities, including both principal and interest after considering the effects of prepayments. At acquisition, the timing and amount of the undiscounted future cash flows expected to be received on each PCI security is determined based on our best estimate using key assumptions, such as interest rates, default rates and prepayment speeds. At acquisition, the difference between the undiscounted expected future cash flows of the PCI securities and the recorded investment in the securities represents the initial accretable yield, which is accreted into net investment income over their remaining lives on a level-yield basis. Additionally, the difference between the contractually required payments on the PCI securities and the undiscounted expected future cash flows represents the non-accretable difference at acquisition. The accretable yield and the non-accretable difference will change over time, based on actual payments received and changes in estimates of undiscounted expected future cash flows, which are discussed further below.

On a quarterly basis, the undiscounted expected future cash flows associated with PCI securities are re-evaluated based on updates to key assumptions. Declines in undiscounted expected future cash flows due to further credit deterioration as well as changes in the expected timing of the cash flows can result in the recognition of an other-than-temporary impairment charge, as PCI securities are subject to our policy for evaluating investments for other-than-temporary impairment. Changes to undiscounted expected future cash flows due solely to the changes in the contractual benchmark interest rates on variable rate PCI securities will change the accretable yield prospectively. Significant increases in undiscounted expected future cash flows for reasons other than interest rate changes are recognized prospectively as adjustments to the accretable yield.

The following table presents information on our PCI securities, which are included in bonds available for sale:

                                                               At Date of
     (in millions)                                             Acquisition
     -------------                                             -----------
     Contractually required payments (principal and interest)    $13,467
     Cash flows expected to be collected/*/                       10,987
     Recorded investment in acquired securities                    7,357

* Represents undiscounted expected cash flows, including both principal and interest

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Outstanding principal balance  $7,175 $6,934
                  Amortized cost                  5,208  5,020
                  Fair value                      5,508  5,473

The following table presents activity for the accretable yield on PCI securities:

                                                                    Years Ended December 31,
                                                                    ----------------------
                                                                       2015         2014
                          (in millions)                             ----------   ----------
Balance, beginning of year                                          $    2,661   $    2,677
   Newly purchased PCI securities                                          404          545
   Disposals                                                               (13)          --
   Accretion                                                              (348)        (345)
   Effect of changes in interest rate indices                             (102)        (226)
   Net reclassification from non-accretable difference, including
     effects of prepayments                                                185           10
                                                                    ----------   ----------
Balance, end of year                                                $    2,787   $    2,661
                                                                    ==========   ==========

Pledged Investments

Secured Financing

We enter into secured financing transactions whereby certain securities are sold under agreements to repurchase (repurchase agreements), in which we transfer securities in exchange for cash, with an agreement by us to repurchase the same or substantially similar securities. At December 31, 2015, our secured financing transactions also include those that involve transfer of securities to financial institutions in exchange for cash (securities lending agreements). In

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

all of these secured financing transactions, the securities transferred by us (pledge collateral) may be sold or repledged by the counterparties. These agreements are recorded at their contracted amounts plus accrued interest, other than those that are accounted for at fair value.

Pledge collateral levels are monitored daily and are generally maintained at an agreed-upon percentage of the fair value of the amounts borrowed during the life of the transactions. In the event of a decline in the fair value of the pledged collateral under these secured financing transactions, we may be required to transfer cash or additional securities as pledged collateral under these agreements. At the termination of the transactions, we and our counterparties are obligated to return the amounts borrowed and the securities transferred, respectively.

The following table presents the fair value of securities pledged to counterparties under secured financing transactions:

                                                 December 31,
                                                 -------------
                  (in millions)                   2015    2014
                  -------------                  ------ ------
                  Securities available for sale  $  978 $   --
                  Other securities                1,414  1,135

At December 31, 2015, amounts borrowed under repurchases and securities lending agreements totaled $2.4 billion.

The following table presents information about the collateral pledged and the remaining contractual maturity of the secured financing transactions:

                                      Remaining Contractual Maturity of the Agreements
                                      ---------------------------------------------
                                      Overnight                         Greater
December 31, 2015                        and        Up to 30            Than 90
(in millions)                         Continuous      days   31-90 days  days   Total
-----------------                     ----------    -------- ---------- ------- ------
Other bond securities:
   Non U.S. government                   $--          $--      $   --   $   39  $   39
   Corporate debt                         --           33         325    1,017   1,375
                                         ---          ---      ------   ------  ------
Total repurchase agreements               --           33         325    1,056   1,414
                                         ---          ---      ------   ------  ------
Securities lending agreements:
   Bonds available for sale:
       Non U.S. government                --           --          43       --      43
       Corporate debt                     --           --         765       --     765
       RMBS                               --           --          --      124     124
                                         ---          ---      ------   ------  ------
Total securities lending agreements       --           --         808      124     932
                                         ---          ---      ------   ------  ------
Total secured financing transactions     $--          $33      $1,133   $1,180  $2,346
                                         ===          ===      ======   ======  ======

Insurance - Statutory and Other Deposits

Total carrying values of cash and securities we deposited under requirements of regulatory authorities were $56 million and $72 million at December 31, 2015 and 2014, respectively.

Other Pledges

We are members of FHLBs and such membership requires the members to own stock in these FHLBs. We owned an aggregate of $8 million and $14 million of stock in FHLBs at December 31, 2015 and 2014, respectively. Pursuant to the membership terms, we have elected to pledge such stock to the FHLB. In addition, we have pledged securities with a fair value of $739 million and $330 million at December 31, 2015 and 2014, respectively, to provide adequate collateral for potential advances from the FHLBs.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


5. LENDING ACTIVITIES

Mortgage and other loans receivable include commercial mortgages, residential mortgages, life insurance policy loans, commercial loans, and other loans and notes receivable. Commercial mortgages, residential mortgages, commercial loans, and other loans and notes receivable are carried at unpaid principal balances less allowance for credit losses and plus or minus adjustments for the accretion or amortization of discount or premium. Interest income on such loans is accrued as earned.

Direct costs of originating commercial mortgages, commercial loans, and other loans and notes receivable, net of nonrefundable points and fees, are deferred and included in the carrying amount of the related receivables. The amount deferred is amortized to income as an adjustment to earnings using the interest method. Premiums and discounts on purchased residential mortgages are also amortized to income as an adjustment to earnings using the interest method.

Life insurance policy loans are carried at unpaid principal balances. There is no allowance for policy loans because these loans serve to reduce the death benefit paid when the death claim is made and the balances are effectively collateralized by the cash surrender value of the policy.

The following table presents the composition of mortgages and other loans receivable:

                                                           December 31,
                                                        ------------------
    (in millions)                                         2015      2014
    -------------                                       -------  ---------
                                                                  (Revised)
    Commercial mortgages/*/                             $11,306  $   9,540
    Residential mortgages                                 1,003        110
    Life insurance policy loans                           1,451      1,501
    Commercial loans, other loans and notes receivable      975        854
                                                        -------  ---------
    Total mortgage and other loans receivable            14,735     12,005
    Allowance for losses                                   (137)       (94)
                                                        -------  ---------
    Mortgage and other loans receivable, net            $14,598  $  11,911
                                                        =======  =========

* Commercial mortgages primarily represent loans for office, retail, apartments and industrial properties, with exposures in New York and California representing the largest geographic concentrations (21 percent and 13 percent, respectively, at December 31, 2015 and both 15 percent at December 31, 2014).

Nonperforming loans are generally those loans where payment of contractual principal or interest is more than 90 days past due. Nonperforming mortgages were not significant for all periods presented.

The following table presents the credit quality indicators for commercial mortgage loans:

                                          Number                       Class                                   Percent
                                            of   --------------------------------------------------              of
(dollars in millions)                     Loans  Apartments Offices Retail Industrial Hotel  Others Total/(c)/ Total $
---------------------                     ------ ---------- ------- ------ ---------- ------ ------ ---------  -------
December 31, 2015
Credit Quality Indicator:
   In good standing                        817     $1,808   $3,782  $2,364   $1,021   $1,326  $816   $11,117      98%
   Restructured/(a)/                         6         --       75      18       --       --    --        93       1
   90 days or less delinquent                1         --       --      --       --       --     6         6      --
   >90 days delinquent or in process of
     foreclosure                             5         --       84      --        6       --    --        90       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 829     $1,808   $3,941  $2,382   $1,027   $1,326  $822   $11,306     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $   19   $   25  $   13   $    5   $   11  $  6   $    79       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
December 31, 2014
Credit Quality Indicator:
   In good standing                        610     $1,541   $3,164  $1,852   $  863   $1,057  $833   $ 9,310      97%
   Restructured/(a)/                         9         --      159      10       --       --    --       169       2
   90 days or less delinquent                3         --       --      --       --       --    --        --      --
   >90 days delinquent or in process of
     foreclosure                             3         --       61      --       --       --    --        61       1
                                           ---     ------   ------  ------   ------   ------  ----   -------     ---
Total/(b)/                                 625     $1,541   $3,384  $1,862   $  863   $1,057  $833   $ 9,540     100%
                                                   ======   ======  ======   ======   ======  ====   =======     ===
Allowance for losses                               $    2   $   41  $   16   $    2   $    3  $  9   $    73       1%
                                                   ======   ======  ======   ======   ======  ====   =======     ===

(a)Includes loans that have been modified in troubled debt restructurings and are performing according to their restructured terms. See discussion of troubled debt restructurings below.

(b)Does not reflect valuation allowances.

(c)Approximately 99 percent of the commercial mortgages held at such respective dates were current as to payments of principal and interest.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We hold mortgages with a carrying value of $87 million and $71 million on certain properties that are owned by an affiliate, AIG Global Real Estate Investment Corporation, as of December 31, 2015 and 2014, respectively.

Methodology Used to Estimate the Allowance for Losses

Mortgage and other loans receivable are considered impaired when collection of all amounts due under contractual terms is not probable. Impairment is measured using either i) the present value of expected future cash flows discounted at the loan's effective interest rate, ii) the loan's observable market price, if available, or iii) the fair value of the collateral if the loan is collateral dependent. Impairment of commercial mortgages is typically determined using the fair value of collateral while impairment of other loans is typically determined using the present value of cash flows or the loan's observable market price. An allowance is typically established for the difference between the impaired value of the loan and its current carrying amount. Additional allowance amounts are established for incurred but not specifically identified impairments, based on statistical models primarily driven by past due status, debt service coverage, loan-to-value ratio, property-type and location, loan term, profile of the borrower and of the major property tenants, and loan seasoning. When all or a portion of a loan is deemed uncollectible, the uncollectible portion of the carrying amount of the loan is charged off against the allowance.

Interest income is not accrued when payment of contractual principal and interest is not expected. Any cash received on impaired loans is generally recorded as a reduction of the current carrying amount of the loan. Accrual of interest income is generally resumed when delinquent contractual principal and interest is repaid or when a portion of the delinquent contractual payments are made and the ongoing required contractual payments have been made for an appropriate period.

A significant majority of commercial mortgages in the portfolio are non-recourse loans and, accordingly, the only guarantees are for specific items that are exceptions to the non-recourse provisions. It is therefore extremely rare for us to have cause to enforce the provisions of a guarantee on a commercial real estate or mortgage loan.

The following table presents a rollforward of the changes in the allowance for losses on mortgage and other loans receivable:

                                                  2015                   2014                   2013
                                         ---------------------  ---------------------  ---------------------
Years Ended December 31,                 Commercial Other       Commercial Other       Commercial Other
(in millions)                            Mortgages  Loans Total Mortgages  Loans Total Mortgages  Loans Total
------------------------                 ---------- ----- ----- ---------- ----- ----- ---------- ----- -----
Allowance, beginning of year                $ 73     $21  $ 94     $106    $ 33  $139     $ 68    $ 87  $155
   Additions (reductions) to allowance        14      37    51      (17)     11    (6)      49      10    59
   Charge-offs, net of recoveries             (8)     --    (8)     (16)    (23)  (39)     (11)    (64)  (75)
                                            ----     ---  ----     ----    ----  ----     ----    ----  ----
Allowance, end of year                      $ 79     $58  $137     $ 73    $ 21  $ 94     $106    $ 33  $139
                                            ====     ===  ====     ====    ====  ====     ====    ====  ====

The following table presents information on mortgage loans individually assessed for credit losses:

                                                   Years Ended December 31,
                                                   ----------------------
      (in millions)                                 2015     2014    2013
      -------------                                ------   ------  ------
      Impaired loans with valuation allowances     $  100   $  104  $  137
      Impaired loans without valuation allowances     110       --      --
                                                   ------   ------  ------
         Total impaired loans                         210      104     137
      Valuation allowances on impaired loans           (4)     (26)    (56)
                                                   ------   ------  ------
         Impaired loans, net                       $  206   $   78  $   81
                                                   ======   ======  ======
      Interest income on impaired loans            $   11   $    5  $    7
                                                   ======   ======  ======

Troubled Debt Restructurings

We modify loans to optimize their returns and improve their collectability, among other things. When we undertake such a modification with a borrower that is experiencing financial difficulty and the modification involves us granting a concession to the troubled debtor, the modification is a troubled debt restructuring (TDR). We assess whether a borrower is experiencing financial difficulty based on a variety of factors, including the borrower's current default on any of its outstanding debt, the probability of a default on any of its debt in the foreseeable future without the modification, the insufficiency of the borrower's forecasted cash flows to service any of its outstanding debt (including both principal and interest), and the borrower's inability to access alternative third-party financing at an interest rate that would be reflective of current market conditions for a non-troubled debtor. Concessions granted may include extended maturity dates, interest rate changes, principal or interest forgiveness, payment deferrals and easing of loan covenants.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


We held $30 million and $139 million of commercial mortgage loans that had been modified in a TDR at December 31, 2015 and 2014, respectively. We have no other loans that had been modified in a TDR. These commercial mortgage loans had no allowance for credit losses at December 31, 2015 and $13 million of allowance for credit losses at December 31, 2014. The commercial mortgage loans modified in a TDR are included among the restructured loans in the credit quality indicators table above, if they are performing according to the restructured terms.

6. REINSURANCE

In the ordinary course of business, we utilize internal and third-party reinsurance relationships to manage insurance risks and to facilitate capital management strategies. Long-duration reinsurance is effected principally under yearly renewable term treaties. Pools of highly-rated third party reinsurers are utilized to manage net amounts at risk in excess of retention limits. In addition, we assume reinsurance from other insurance companies. We generally limit our exposure to loss on any single life to $10 million by ceding additional risks through reinsurance contracts with other insurers. On an exception basis, we can increase our exposure to loss on any single life up to $15 million.

Amounts recoverable from reinsurers are estimated in a manner consistent with the assumptions used for the underlying policy benefits and are presented as a component of reinsurance assets. The premiums with respect to these treaties are earned over the contract period in proportion to the protection provided.

The following table presents the effect of reinsurance on our premiums:

                                     Years Ended December 31,
                                     ----------------------
                   (in millions)      2015     2014    2013
                   -------------     ------   ------  ------
                   Direct premiums   $3,535   $2,561  $2,661
                   Assumed premiums      20       22      22
                   Ceded premiums      (927)    (917)   (900)
                                     ------   ------  ------
                   Net               $2,628   $1,666  $1,783
                                     ======   ======  ======

Reinsurance recoveries, which reduced Policyholder benefits, were approximately $847 million, $641 million and $658 million during 2015, 2014 and 2013, respectively.

We manage the capital impact on our statutory reserve requirements of National Association of Insurance Commissioners (NAIC) Model Regulation "Valuation of Life Insurance Policies" (Regulation XXX) and NAIC Actuarial Guideline 38 (Guideline AXXX) through an intercompany reinsurance agreement. Regulation XXX and Guideline AXXX reserves related to new and in-force business (term and universal life) are ceded to our Parent, AGC Life, under a coinsurance/modified coinsurance agreement effective January 1, 2011. This agreement does not meet the criteria for reinsurance accounting under GAAP; therefore, deposit accounting is applied.

The agreement between us and AGC Life provides for an experience refund of all profits, less a reinsurance risk charge. The most significant impact of the agreement on our results of operations during 2015, 2014 and 2013 was a pre-tax expense of approximately $89 million, $81 million and $73 million, respectively, which represented the risk charge associated with the reinsurance agreement.

On October 1, 2003, we entered into a coinsurance/modified coinsurance agreement with AIG Life of Bermuda, Ltd. (AIGB). Under the agreement, AIGB reinsured 100 percent quota share of our liability on virtually all of our general account deferred annuity contracts with issue dates on or after January 1, 2003. The agreement was amended on September 25, 2007 to terminate the agreement for new business as of July 1, 2007. Under the agreement, we retain the assets supporting the reserves ceded to AIGB. The agreement also provides for an experience refund of all profits, less a reinsurance risk charge. This agreement does not meet the criteria for reinsurance accounting under GAAP, therefore, deposit accounting is applied.

Reinsurance Security

Our third-party reinsurance arrangements do not relieve us from our direct obligations to our beneficiaries. Thus, a credit exposure exists with respect to reinsurance ceded to the extent that any reinsurer fails to meet the obligations

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

assumed under any reinsurance agreement. We hold collateral as security under related reinsurance agreements in the form of funds, securities, and/or letters of credit. We believe that no exposure to a single reinsurer represents an inappropriate concentration of credit risk to the Company. Gross reinsurance assets with our three largest reinsurers aggregated to approximately $1.1 billion and $1.0 billion at December 31, 2015 and 2014, respectively, of which approximately $871 million and $830 million at December 31, 2015 and 2014, respectively, was not secured by collateral.

7. DERIVATIVES AND HEDGE ACCOUNTING

We use derivatives and other financial instruments as part of our financial risk management programs and as part of our investment operations. Interest rate derivatives (such as interest rate swaps) are used to manage interest rate risk associated with fixed maturity securities as well as other interest rate sensitive assets and liabilities. Foreign exchange derivatives (principally foreign exchange swaps and forwards) are used to economically mitigate risk associated with non U.S. dollar denominated transactions, primarily investments and GICs denominated in foreign currencies.

We hedge our economic exposure to market risk related to variable annuity products with riders that guarantee a certain level of benefits. Our variable annuity hedging program is designed to offset certain changes in the economic value of these guarantee features, within established thresholds. The hedging program is designed to provide additional protection against large and combined movements in interest rates, equity prices, credit spreads and market volatility under multiple scenarios. In addition to risk-mitigating features in our variable annuity product design, and the use of certain fixed income securities with a fair value option election to manage interest rate and credit spread exposures, our variable annuity hedging program utilizes various derivative instruments, including but not limited to equity options, futures contracts, interest rate swaps and swaption contracts, as well as other hedging instruments. Our exchange-traded index futures contracts have no recorded fair value as they are cash settled daily. In addition to hedging activities, we also enter into derivative instruments as a part of our investment operations, which may include, among other things, purchases of investments with embedded derivatives, such as equity-linked notes and convertible bonds.

Interest rate, currency and equity swaps, swaptions, options and forward transactions are accounted for as derivatives, recorded on a trade-date basis and carried at fair value. Unrealized gains and losses are reflected in income, when appropriate. Aggregate asset or liability positions are netted on the Consolidated Balance Sheets only to the extent permitted by qualifying master netting arrangements in place with each respective counterparty. Cash collateral posted with counterparties in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative liability, while cash collateral received in conjunction with transactions supported by qualifying master netting arrangements is reported as a reduction of the corresponding net derivative asset.

We have elected to present all derivative receivables and derivative payables, and the related cash collateral received and paid, on a net basis on our Consolidated Balance Sheets when a legally enforceable ISDA Master Agreement exists between us and our derivative counterparty. An ISDA Master Agreement is an agreement governing multiple derivative transactions between two counterparties. The ISDA Master Agreement generally provides for the net settlement of all, or a specified group, of these derivative transactions, as well as transferred collateral, through a single payment, and in a single currency, as applicable. The net settlement provisions apply in the event of a default on, or affecting any, one derivative transaction or a termination event affecting all, or a specified group of, derivative transactions governed by the ISDA Master Agreement.

Derivatives, excluding bifurcated embedded derivatives, are measured at fair value and presented within other assets and other liabilities in the Consolidated Balance Sheets. Embedded derivatives are generally presented with the host contract in the Consolidated Balance Sheets. A bifurcated embedded derivative is measured at fair value and accounted for in the same manner as a free standing derivative contract. The corresponding host contract is accounted for according to the accounting guidance applicable for that instrument. See Notes 3 and 11 for additional information on our embedded derivatives, which are primarily related to guarantee features in variable annuity products, and include equity and interest rate components.

We believe our economic hedging instruments have been and remain economically effective, but for the most part they have not been designated as hedges receiving hedge accounting treatment. Changes in the fair value of derivatives not

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

designated as hedges are reported within net realized capital gains and losses. Certain swaps associated with GIC liabilities and available for sale investments have been designated as fair value hedges. Changes in fair value hedges of GIC liabilities and available for sale securities are reported in net policyholder benefits and net realized capital gains (losses), respectively, along with changes in the hedged item.

The following table presents the notional amounts and the fair value of derivative assets and liabilities, excluding embedded derivatives:

                                                                December 31, 2015                 December 31, 2014
                                                         -------------------------------   -------------------------------
                                                         Gross Derivative Gross Derivative Gross Derivative Gross Derivative
                                                              Assets        Liabilities         Assets        Liabilities
                                                         ---------------  --------------   ---------------  --------------
                                                         Notional  Fair   Notional  Fair   Notional  Fair   Notional  Fair
(in millions)                                             Amount   Value   Amount   Value   Amount   Value   Amount   Value
-------------                                            -------- ------  --------  -----  -------- ------  --------  -----
Derivatives designated as hedging instruments:/(a)/
   Interest rate contracts                               $   279  $  194  $   209   $  --  $   243  $  172   $   --   $  --
   Foreign exchange contracts                                781      93       45       7      182      11       99      29
Derivatives not designated as hedging instruments:/(a)/
   Interest rate contracts                                22,489     714   21,762     267   24,499     398    2,848     224
   Foreign exchange contracts                              2,263     325    2,125     390    2,654     512    2,068     410
   Equity contracts                                        4,835     127    4,446      --    5,481     108    2,662      --
   Other contracts/(b)/                                   33,113      13       63       8   30,580      13       65       7
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Total derivatives, gross                                 $63,760   1,466  $28,650     672  $63,639   1,214   $7,742     670
                                                         -------  ------  -------   -----  -------  ------   ------   -----
Counterparty netting/(c)/                                           (273)            (273)            (198)            (198)
Cash collateral/(d)/                                                (298)             (36)            (287)             (14)
                                                                  ------            -----           ------            -----
Total derivatives included in Other Assets and Other
  Liabilities, respectively /(e)/                                 $  895            $ 363           $  729            $ 458
                                                                  ======            =====           ======            =====

(a)Fair value amounts are shown before the effects of counterparty netting adjustments and offsetting cash collateral.

(b)Consists primarily of stable value wrap contacts with multiple underlying exposures.

(c)Represents netting of derivative exposures covered by a qualifying master netting agreement.

(d)Represents cash collateral posted and received that is eligible for netting.

(e)Excludes embedded derivatives. Fair value of assets related to bifurcated embedded derivatives was zero at both December 31, 2015 and December 31, 2014. Fair value of liabilities related to bifurcated embedded derivatives was $2.0 billion and $1.3 billion, respectively, at December 31, 2015 and December 31, 2014.

The following table presents the changes in the fair value of derivative instruments and the classification of these changes in the Consolidated Statements of Income:

                                                                        Years Ended December 31,
                                                                        -----------------------
(in millions)                                                            2015    2014    2013
-------------                                                           -----   -----   ------
Derivative instruments in fair value hedging relationships:/*/
   Interest rate contracts                                              $   7   $  (7)  $   (1)
   Foreign exchange contracts                                              17      (4)      --
                                                                        -----   -----   ------
Total                                                                   $  24   $ (11)  $   (1)
                                                                        =====   =====   ======
Derivatives not designated as hedging instruments, by derivative type:
   Interest rate contracts                                              $ 261   $ 511   $ (193)
   Foreign exchange contracts                                              64     (33)      --
   Equity contracts                                                      (116)   (238)    (447)
   Other contracts                                                         67      57       39
   Embedded derivatives                                                   (62)   (645)   1,042
                                                                        -----   -----   ------
Total                                                                   $ 214   $(348)  $  441
                                                                        =====   =====   ======
By classification:
   Policy fees                                                          $  68   $  62   $   --
   Net investment income                                                   --      --       39
   Net realized capital gains (losses)                                    170    (430)     410
   Policyholder benefits                                                    6      17       (5)
   Interest credited to policyholder account balances                      (6)     (8)      (4)
                                                                        -----   -----   ------
Total                                                                   $ 238   $(359)  $  440
                                                                        =====   =====   ======

* The amounts presented do not include periodic net coupon settlements of derivative contract or coupon income (expense) related to the hedged item.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


8. DEFERRED POLICY ACQUISITION COSTS AND DEFERRED SALES INDUCEMENTS

Deferred Policy Acquisition Costs

Deferred policy acquisition costs (DAC) represent those costs that are incremental and directly related to the successful acquisition of new or renewal of existing insurance contracts. We defer incremental costs that result directly from, and are essential to, the acquisition or renewal of an insurance contract. Such deferred policy acquisition costs generally include agent or broker commissions and bonuses, premium taxes, and medical and inspection fees that would not have been incurred if the insurance contract had not been acquired or renewed. Each cost is analyzed to assess whether it is fully deferrable. We partially defer costs, including certain commissions, when we do not believe that the entire cost is directly related to the acquisition or renewal of insurance contracts.

We also defer a portion of employee total compensation and payroll-related fringe benefits directly related to time spent performing specific acquisition or renewal activities including costs associated with the time spent on underwriting, policy issuance and processing, and sales force contract selling. The amounts deferred are derived based on successful efforts for each distribution channel and/or cost center from which the cost originates.

Short-duration insurance contracts: Policy acquisition costs are deferred and amortized over the period in which the related premiums written are earned, generally 12 months. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the profitability of the underlying insurance contracts. Investment income is anticipated in assessing the recoverability of DAC. We assess the recoverability of DAC on an annual basis or more frequently if circumstances indicate an impairment may have occurred. This assessment is performed by comparing recorded net unearned premiums and anticipated investment income on in-force business to the sum of expected claims, claims adjustment expenses incurred, unamortized DAC and maintenance costs. If the sum of these costs exceeds the amount of recorded net unearned premiums and anticipated investment income, the excess is recognized as an offset against the asset established for DAC. This offset is referred to as a premium deficiency charge. Increases in expected claims and claims adjustment expenses incurred can have a significant impact on the likelihood and amount of a premium deficiency charge.

Long-duration insurance contracts: Policy acquisition costs for participating life, traditional life and accident and health insurance products are generally deferred and amortized, with interest, over the premium paying period. The assumptions used to calculate the benefit liabilities and DAC for these traditional products are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. These "locked-in" assumptions include mortality, morbidity, persistency, maintenance expenses and investment returns, and include margins for adverse deviation to reflect uncertainty given that actual experience might deviate from these assumptions. A loss recognition event occurs when there is a shortfall between the carrying amount of future policy benefit liabilities, net of DAC, and what the future policy benefit liabilities, net of DAC, would be when applying updated current assumptions. When we determine a loss recognition event has occurred, we first reduce any DAC related to that block of business through amortization of acquisition expense, and after DAC is depleted, we record additional liabilities through a charge to policyholder benefits. Groupings for loss recognition testing are consistent with our manner of acquiring, servicing and measuring the profitability of the business and applied by product groupings. We perform separate loss recognition tests for traditional life products, payout annuities and long-term care products. Once loss recognition has been recorded for a block of business, the old assumption set is replaced and the assumption set used for the loss recognition would then be subject to the lock-in principle.

Investment-oriented contracts: Policy acquisition costs and policy issuance costs related to universal life and investment-type products (collectively, investment-oriented products) are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the contracts. Estimated gross profits include net investment income and spreads, net realized investment gains and losses, fees, surrender charges, expenses, and mortality gains and losses. In each reporting period, current period amortization expense is adjusted to reflect actual gross profits. If estimated gross profits change significantly, DAC is recalculated using the new assumptions, and any resulting adjustment is included in income. If the new assumptions indicate that future estimated gross profits are higher than previously estimated, DAC will be increased resulting in a decrease in amortization expense and increase in income in the current period; if future estimated gross profits are lower than previously

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

estimated, DAC will be decreased resulting in an increase in amortization expense and decrease in income in the current period. Updating such assumptions may result in acceleration of amortization in some products and deceleration of amortization in other products. DAC is grouped consistent with the manner in which the insurance contracts are acquired, serviced and measured for profitability and is reviewed for recoverability based on the current and projected future profitability of the underlying insurance contracts.

To estimate future estimated gross profits for variable annuity products, a long-term annual asset growth assumption is applied to determine the future growth in assets and related asset-based fees. In determining the asset growth rate, the effect of short-term fluctuations in the equity markets is partially mitigated through the use of a "reversion to the mean" methodology whereby short-term asset growth above or below long-term annual rate assumptions impact the growth assumption applied to the five-year period subsequent to the current balance sheet date. The reversion to the mean methodology allows us to maintain our long-term growth assumptions, while also giving consideration to the effect of actual investment performance. When actual performance significantly deviates from the annual long-term growth assumption, as evidenced by growth assumptions in the five-year reversion to the mean period falling below a certain rate (floor) or above a certain rate (cap) for a sustained period, judgment may be applied to revise or "unlock" the growth rate assumptions to be used for both the five-year reversion to the mean period as well as the long-term annual growth assumption applied to subsequent periods.

Shadow DAC and Shadow Loss Recognition: DAC related to investment-oriented products is also adjusted to reflect the effect of unrealized gains or losses on fixed maturity and equity securities available for sale on estimated gross profits, with related changes recognized through other comprehensive income (shadow DAC). The adjustment is made at each balance sheet date, as if the securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. Similarly, for long-duration traditional insurance contracts, if the assets supporting the liabilities maintain a temporary net unrealized gain position at the balance sheet date, loss recognition testing assumptions are updated to exclude such gains from future cash flows by reflecting the impact of reinvestment rates on future yields. If a future loss is anticipated under this basis, any additional shortfall indicated by loss recognition tests is recognized as a reduction in accumulated other comprehensive income (shadow loss recognition). Similar to other loss recognition on long-duration insurance contracts, such shortfall is first reflected as a reduction in DAC and secondly as an increase in liabilities for future policy benefits. The change in these adjustments, net of tax, is included with the change in net unrealized appreciation of investments that is credited or charged directly to other comprehensive income.

Internal Replacements of Long-duration and Investment-oriented Products: For some products, policyholders can elect to modify product benefits, features, rights or coverages by exchanging a contract for a new contract or by amendment, endorsement, or rider to a contract, or by the election of a feature or coverage within a contract. These transactions are known as internal replacements. If the modification does not substantially change the contract, we do not change the accounting and amortization of existing DAC and related actuarial balances. If an internal replacement represents a substantial change, the original contract is considered to be extinguished and any related DAC or other policy balances are charged or credited to income, and any new deferrable costs associated with the replacement contract are deferred.

The following table presents a rollforward of DAC:

                                                                               Years Ended December 31,
                                                                             ----------------------------
(in millions)                                                                 2015      2014       2013
-------------                                                                ------  ---------  ---------
                                                                                      (Revised)  (Revised)
Balance, beginning of year                                                   $5,339  $   5,312  $   4,425
   Acquisition costs deferred                                                   983        875        790
   Accretion of interest/amortization                                          (778)      (695)      (632)
   Effect of unlocking assumptions used in estimating future gross profits       36         96        105
   Effect of realized gains/loss on securities                                    1        (45)       (37)
   Effect of unrealized gains/loss on securities                                525       (204)       661
                                                                             ------  ---------  ---------
Balance, end of year                                                         $6,106  $   5,339  $   5,312
                                                                             ======  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Value of Business Acquired (VOBA): VOBA is determined at the time of acquisition and is reported in the Consolidated Balance Sheets with DAC. This value is based on the present value of future pre-tax profits discounted at yields applicable at the time of purchase. For participating life, traditional life and accident and health insurance products, VOBA is amortized over the life of the business in a manner similar to that for DAC based on the assumptions at purchase. For investment-oriented products, VOBA is amortized in relation to estimated gross profits and adjusted for the effect of unrealized gains or losses on fixed maturity and equity securities available for sale in a manner similar to DAC.

The following table presents a rollforward of VOBA:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                  2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  322   $  348  $  339
   Accretion of interest/amortization                                           (24)     (24)    (27)
   Effect of unlocking assumptions used in estimating future gross profits      (22)      13      10
   Effect of realized gains/loss on securities                                   --       (3)     (5)
   Effect of unrealized gains/loss on securities                                 19      (12)     31
                                                                             ------   ------  ------
Balance, end of year                                                         $  295   $  322  $  348
                                                                             ======   ======  ======

VOBA amortization, net of accretion of interest, expected to be recorded in each of the next five years is $23 million, $21 million, $20 million, $20 million and $19 million, respectively. These projections are based on current estimates for investment income and spreads, persistency, mortality and morbidity assumptions.

Deferred Sales Inducements

We offer sales inducements, which include enhanced crediting rates or bonus payments to contract holders (bonus interest) on certain annuity and investment contract products. Sales inducements provided to the contract holder are recognized in policyholder contract deposits in the Consolidated Balance Sheets. Such amounts are deferred and amortized over the life of the contract using the same methodology and assumptions used to amortize DAC. To qualify for such accounting treatment, the bonus interest must be explicitly identified in the contract at inception. We must also demonstrate that such amounts are incremental to amounts we credit on similar contracts without bonus interest, and are higher than the contract's expected ongoing crediting rates for periods after the bonus period. The amortization expense associated with these assets is reported within interest credited to policyholder account balances in the Consolidated Statements of Income.

The following table presents a rollforward of deferred sales inducements:

                                                                             Years Ended December 31,
                                                                             ----------------------
(in millions)                                                                 2015     2014    2013
-------------                                                                ------   ------  ------
Balance, beginning of year                                                   $  442   $  502  $  354
   Acquisition costs deferred                                                    73       33      62
   Accretion of interest/amortization                                          (132)    (114)   (109)
   Effect of unlocking assumptions used in estimating future gross profits       53       60      65
   Effect of realized gains/loss on securities                                    4      (12)    (13)
   Effect of unrealized gains/loss on securities                                139      (27)    143
                                                                             ------   ------  ------
Balance, end of year                                                         $  579   $  442  $  502
                                                                             ======   ======  ======

The asset management operations defer distribution costs that are directly related to the sale of mutual funds that have a 12b-1 distribution plan and/or contingent deferred sales charge feature (collectively, Distribution Fee Revenue). We amortize these deferred distribution costs on a straight-line basis, adjusted for redemptions, over a period ranging from one year to eight years depending on share class. Amortization of these deferred distribution costs is increased if at any reporting period the value of the deferred amount exceeds the projected Distribution Fee Revenue. The projected Distribution Fee Revenue is impacted by estimated future withdrawal rates and the rates of market return. Management uses historical activity to estimate future withdrawal rates and average annual performance of the equity markets to estimate the rates of market return.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


DAC, VOBA and deferred sales inducements for insurance oriented and investment oriented products are reviewed for recoverability, which involves estimating the future profitability of current business. This review involves significant management judgment. If actual future profitability is substantially lower than estimated, our DAC, VOBA and deferred sales inducements may be subject to an impairment charge and our results of operations could be significantly affected in future periods.

9. VARIABLE INTEREST ENTITIES

A variable interest entity (VIE) is a legal entity that does not have sufficient equity at risk to finance its activities without additional subordinated financial support or is structured such that equity investors lack the ability to make significant decisions relating to the entity's operations through voting rights or do not substantively participate in the gains and losses of the entity. Consolidation of a VIE by its primary beneficiary is not based on majority voting interest, but is based on other criteria discussed below.

We enter into various arrangements with VIEs in the normal course of business and consolidate the VIEs when we determine we are the primary beneficiary. This analysis includes a review of the VIE's capital structure, related contractual relationships and terms, nature of the VIE's operations and purpose, nature of the VIE's interests issued and our involvement with the entity. When assessing the need to consolidate a VIE, we evaluate the design of the VIE as well as the related risks the entity was designed to expose the variable interest holders.

For VIEs with attributes consistent with that of an investment company or a money market fund, the primary beneficiary is the party or group of related parties that absorbs a majority of the expected losses of the VIE, receives the majority of the expected residual returns of the VIE, or both.

For all other VIEs, the primary beneficiary is the entity that has both (1) the power to direct the activities of the VIE that most significantly affect the entity's economic performance and (2) the obligation to absorb losses or the right to receive benefits that could be potentially significant to the VIE. While also considering these factors, the consolidation conclusion depends on the breadth of our decision-making ability and our ability to influence activities that significantly affect the economic performance of the VIE.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the total assets and total liabilities associated with our variable interests in consolidated VIEs, as classified in the Consolidated Balance Sheets:

                                           Securitization Affordable Housing
(in millions)                                 Vehicles       Partnerships    Total
-------------                              -------------- ------------------ ------
December 31, 2015
Assets:
   Bonds available for sale                    $6,124            $--         $6,124
   Other bond securities                          747             --            747
   Mortgage and other loans receivable          1,435             --          1,435
   Other/(a)/                                     429              6            435
                                               ------            ---         ------
Total assets/(b)/                              $8,735            $ 6         $8,741
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  617            $--         $  617
   Notes payable - to third parties, net          311             --            311
   Other/(c)/                                      20              3             23
                                               ------            ---         ------
Total liabilities/(d)/                         $  948            $ 3         $  951
                                               ======            ===         ======
December 31, 2014 (Revised)
Assets:
   Bonds available for sale                    $6,830            $--         $6,830
   Other bond securities                          777             --            777
   Mortgage and other loans receivable          1,753             --          1,753
   Other/(a)/                                     483              4            487
                                               ------            ---         ------
Total assets/(b)/                              $9,843            $ 4         $9,847
                                               ======            ===         ======
Liabilities:
   Notes payable - to affiliates, net          $  660            $--         $  660
   Notes payable - to third parties, net          488             --            488
   Other/(c)/                                       5              2              7
                                               ------            ---         ------
Total liabilities                              $1,153            $ 2         $1,155
                                               ======            ===         ======

(a)Comprised primarily of short-term investments and other assets at both December 31, 2015 and 2014.
(b)The assets of each VIE can be used only to settle specific obligations of that VIE.
(c)Comprised primarily of amounts due to related parties, derivative liabilities and other liabilities, at both December 31, 2015 and 2014.
(d)Includes the effect of deconsolidating previously consolidated partnerships.

We calculate our maximum exposure to loss to be (i) the amount invested in the debt or equity of the VIE, (ii) the notional amount of VIE assets or liabilities where we have also provided credit protection to the VIE with the VIE as the referenced obligation, and (iii) other commitments and guarantees to the VIE. Interest holders in VIEs sponsored by us generally have recourse only to the assets and cash flows of the VIEs and do not have recourse to us, except in limited circumstances, we have provided guarantee to the VIE's interest holders.

The following table presents total assets of unconsolidated VIEs in which we hold a variable interest, as well as our maximum exposure to loss associated with these VIEs:

                                                     Maximum Exposure to Loss
                                                   -----------------------------
                                         Total VIE On-Balance Off-Balance
(in millions)                             Assets    Sheet/*/     Sheet    Total
-------------                            --------- ---------- ----------- ------
December 31, 2015
   Real estate and investment entities    $4,828     $  562       $65     $  627
   Affordable housing partnerships         4,279        547        --        547
                                          ------     ------       ---     ------
Total                                     $9,107     $1,109       $65     $1,174
                                          ======     ======       ===     ======
December 31, 2014 (Revised)
   Real estate and investment entities    $4,180     $  528       $85     $  613
   Affordable housing partnerships         4,540        707        --        707
                                          ------     ------       ---     ------
Total                                     $8,720     $1,235       $85     $1,320
                                          ======     ======       ===     ======

* At December 31, 2015 and 2014, $785 million and $845 million, respectively, of our total unconsolidated VIE assets were recorded as other invested assets.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Real Estate and Investment Entities

We participate as a passive investor in the equity issued primarily by third party-managed hedge and private equity funds, and certain real estate entities managed by AIG Asset Management (US), LLC (AIG Investments), an affiliate that are VIEs. We are typically not involved in the design or establishment of these VIEs, nor do we actively participate in the management of the VIEs.

Securitization Vehicles

We created certain VIEs that hold investments, primarily in investment-grade debt securities and loans, and issued beneficial interests in these investments. We own the majority of these beneficial interests and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the entities that could potentially be significant to the entities. Accordingly, we consolidate these entities and those beneficial interests issued to third-parties are reported as notes payable to third parties, net.

Ambrose

During 2013 and 2014, we entered into securitization transactions that involved the transfer of portfolios of high grade corporate securities and structured securities acquired from AIG Parent, to newly formed special purpose entities (collectively referred to as the Ambrose entities), which are VIEs. We own the majority of the beneficial interests issued by the Ambrose entities and we maintain the power to direct the activities of the VIEs that most significantly impact their economic performance and bear the obligation to absorb losses or receive benefits from the VIEs that could potentially be significant to the VIEs, accordingly, we consolidate the Ambrose entities. See Note 18 for additional information on these securitization transactions.

Selkirk

During 2013 and 2014, we entered into securitization transactions in which portfolios of our commercial mortgage loans were transferred to special purpose entities, with us retaining a significant beneficial interest in the securitized loans. As consideration for the transferred loans, we received beneficial interests in certain special purpose entities and cash proceeds from the securitized notes issued to third party investors by other special purpose entities. We determined that we control or we are the primary beneficiary of certain special purpose entities in the securitization structures, and therefore we consolidate these entities, including those that are VIEs.

Affordable Housing Partnerships

SunAmerica Affordable Housing Partners, Inc. (SAAHP) organized and invested in limited partnerships that develop and operate affordable housing qualifying for federal, state, and historic tax credits, in addition to a few market rate properties across the United States. The operating partnerships are VIEs, whose debt is generally non-recourse in nature, and the general partners of which are mostly unaffiliated third-party developers. We account for our investments in operating partnerships using the equity method of accounting, unless they are required to be consolidated. We consolidate an operating partnership if the general partner is an affiliated entity or we otherwise have the power to direct activities that most significantly impact the entities' economic performance.

RMBS, CMBS, Other ABS and CDOs

We are passive investors in RMBS, CMBS, other ABS and CDOs, the majority of which are issued by domestic special purpose entities. We generally do not sponsor or transfer assets to, or act as the servicer to these asset backed structures, and were not involved in the design of these entities.

Our maximum exposure in these types of structures is limited to our investment in securities issued by these entities. Based on the nature of our investments and our passive involvement in these types of structures, we have determined

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

that we are not the primary beneficiary of these entities. We have not included these entities in the tables above; however, the fair values of our investments in these structures are reported in Note 3 and Note 4.

10. INSURANCE LIABILITIES

Future Policy Benefits

Future policy benefits primarily include reserves for traditional life and annuity payout contracts, which represent an estimate of the present value of future benefits less the present value of future net premiums. Included in future policy benefits are liabilities for annuities issued in structured settlement arrangements whereby a claimant has agreed to settle a general insurance claim in exchange for fixed payments over a fixed determinable period of time with a life contingency feature.

Future policy benefits also include certain guaranteed benefits of variable annuity products that are not considered embedded derivatives, primarily guaranteed minimum death benefits. See Note 11 for additional information on guaranteed minimum death benefits.

The liability for long-duration future policy benefits has been established including assumptions for interest rates which vary by year of issuance and product, and range from approximately 3.0 percent to 14.0 percent. Mortality and surrender rate assumptions are generally based on actual experience when the liability is established.

For long duration traditional business, a "lock-in" principle applies. The assumptions used to calculate the benefit liabilities and DAC are set when a policy is issued and do not change with changes in actual experience, unless a loss recognition event occurs. The assumptions include mortality, morbidity, persistency, maintenance expenses, and investment returns. These assumptions are typically consistent with pricing inputs. These assumptions include margins for adverse deviation principally for key assumptions such as mortality and interest rates used to discount cash flows, to reflect uncertainty given that actual experience might deviate from these assumptions. Establishing margins at contract inception requires management judgment. The extent of the margin for adverse deviation may vary depending on the uncertainty of the cash flows, which is affected by the volatility of the business and the extent of our experience with the product.

A loss recognition occurs if observed changes in actual experience or estimates result in projected future losses under loss recognition testing. To determine whether a loss recognition exists, we determine whether a future loss is expected based on updated current assumptions. If a loss recognition exists, we recognize the loss by first reducing DAC through amortization expense, and, if DAC is depleted, record additional liabilities through a charge to policyholder benefit expense. See Note 8 for additional information on loss recognition.

Sales of investment securities in connection with a program to utilize capital loss carryforwards, as well as other investment sales with subsequent reinvestment at lower yields, triggered loss recognition expense primarily on certain long-term payout annuity contracts of $21 million and $886 million in 2014 and 2013, respectively. No loss recognition was recorded in 2015 related to the utilization of capital loss carryforwards. We also recorded loss recognition expense of $28 million in 2015 and $87 million in 2014 to increase reserves for certain long-term care business.

Policyholder Contract Deposits

The liability for policyholder contract deposits is primarily recorded at accumulated value (deposits received and net transfers from separate accounts, plus accrued interest credited at rates ranging from 0.2 percent to 7.8 percent at December 31, 2015, less withdrawals and assessed fees). Deposits collected on investment-oriented products are not reflected as revenues, because they are recorded directly to policyholder contract deposits upon receipt. Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenues.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


In addition to liabilities for universal life, fixed annuities, fixed options within variable annuities, annuities without life contingencies, funding agreements and GICs, policyholder contract deposits also include our liability for (a) certain guaranteed benefits and indexed features accounted for as embedded derivatives at fair value, (b) annuities issued in a structured settlement arrangement with no life contingency and (c) certain contracts we have elected to account for at fair value. In addition, certain GIC contracts contain embedded derivatives that are bifurcated and carried at fair value in policyholder contract deposits with the change in fair value recorded in policyholder benefits. See Note 3 for discussion of the fair value measurement of embedded policy derivatives and Note 11 for additional discussions of guaranteed benefits accounted for as embedded derivatives.

For universal life policies with secondary guarantees, we recognize certain liabilities in addition to policyholder account balances. For universal life policies with secondary guarantees, as well as other universal life policies for which profits followed by losses are expected at contract inception, a liability is recognized based on a benefit ratio of (a) the present value of total expected payments, in excess of the account value, over the life of the contract, divided by (b) the present value of total expected assessments over the life of the contract. For universal life policies without secondary guarantees, for which profits followed by losses are first expected after contract inception, we establish a liability, in addition to policyholder account balances, so that expected future losses are recognized in proportion to the emergence of profits in the earlier (profitable) years. Universal life account balances as well as these additional liabilities related to universal life products are reported within policyholder contract deposits in the Consolidated Balance Sheets.

Under a funding agreement-backed notes issuance program, an unaffiliated, non-consolidated statutory trust issues medium-term notes to investors, which are secured by GICs we issued to the trust.

Policy Claims and Benefits Payable

Policy claims and benefits payable include amounts representing: (i) the actual in-force amounts for reported life claims and an estimate of incurred but not reported (IBNR) claims; and (ii) an estimate, based upon prior experience, for accident and health reported and IBNR losses. The methods of making such estimates and establishing the resulting reserves are continually reviewed and updated and any adjustments are reflected in current period income.

We are now taking enhanced measures to, among other things, routinely match policyholder records with the Social Security Administration Death Master File (SSDMF) to determine if insured parties, annuitants, or retained account holders have died and to locate beneficiaries when a claim is payable. If the beneficiary/account owner does not make contact with us within 120 days, we will conduct a "Thorough Search" to locate the beneficiary/account owner. A "Thorough Search" includes at least three attempts in writing to contact the beneficiary and if unsuccessful, at least one contact attempt using a phone number and/or email address in our records.

Other Policyholder Funds

Other policyholder funds include unearned revenue reserves (URR). URR consist of front-end loads on investment-oriented contracts, representing those policy loads that are non-level and typically higher in initial policy years than in later policy years. URR for investment-oriented contracts are generally deferred and amortized, with interest, in relation to the incidence of estimated gross profit to be realized over the estimated lives of the contracts and are subject to the same adjustments due to changes in the assumptions underlying EGPs as DAC. Amortization of URR is recorded in policy fees.

Other policyholder funds also include provisions for future dividends to participating policyholders, accrued in accordance with all applicable regulatory or contractual provisions. Participating policyholders are the policyholders who share in our earnings based on provisions within the policy contract. These dividends are declared annually by our Board of Directors and may be paid in cash, or they may be applied to reduce future premiums or purchase additional benefits, or they may be left to accumulate with interest until a later date. In addition, certain participating whole life insurance contracts are subject to unique participating policyholder dividend requirements that are imposed by state law. As such, we established an additional liability because it is required by statute to return 90 percent of the profits from the contracts to the policyholders in the form of policyholder dividends which will be paid in the future but are not yet payable. The profits used in the liability calculation consist of discrete components for operating income, realized

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

gains and losses and unrealized gains and losses pertaining to the policies and the assets supporting them. The impact of the unrealized gains and losses component is recorded through other comprehensive income.

Participating life business represented approximately 1.0 percent of the gross insurance in force at December 31, 2015 and 2.2 percent of gross premiums in 2015. Policyholder dividends were $22 million in 2015 and $28 million in both 2014 and 2013 and are included in policyholder benefits in the Consolidated Statements of Income.

Certain products are subject to experience adjustments. These include group life and group medical products, credit life contracts, accident and health insurance contracts/riders attached to life policies and, to a limited extent, reinsurance agreements with other direct insurers. Ultimate premiums from these contracts are estimated and recognized as revenue with the unearned portions of the premiums recorded as liabilities in other policyholder funds. Experience adjustments vary according to the type of contract and the territory in which the policy is in force and are subject to local regulatory guidance.

11. VARIABLE LIFE AND ANNUITY CONTRACTS

We report variable contracts within the separate accounts when investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contract holder and the separate account meets additional accounting criteria to qualify for separate account treatment. The assets supporting the variable portion of variable annuity and variable universal life contracts that qualify for separate account treatment are carried at fair value and reported as separate account assets, with an equivalent summary total reported as separate account liabilities.

Policy values for variable products and investment contracts are expressed in terms of investment units. Each unit is linked to an asset portfolio. The value of a unit increases or decreases based on the value of the linked asset portfolio. The current liability at any time is the sum of the current unit value of all investment units in the separate accounts, plus any liabilities for guaranteed minimum death benefits or guaranteed minimum withdrawal benefits included in future policy benefits or policyholder contract deposits, respectively.

Amounts assessed against the contract holders for mortality, administrative, and other services are included in revenue. Net investment income, net investment gains and losses, changes in fair value of assets, and policyholder account deposits and withdrawals related to separate accounts are excluded from the Consolidated Statements of Income, Comprehensive Income (Loss) and Cash Flows.

Variable annuity contracts may include certain contractually guaranteed benefits to the contract holder. These guaranteed features include guaranteed minimum death benefits (GMDB) that are payable in the event of death, and living benefits that are payable in the event of annuitization, or in other instances at specified dates during the accumulation period. Living benefits include guaranteed minimum income benefits (GMIB), guaranteed minimum withdrawal benefits (GMWB), and guaranteed minimum accumulation benefits
(GMAB). A variable annuity contract may include more than one type of guaranteed benefit feature; for example, it may have both a GMDB and a GMWB. However, a policyholder can only receive payout from one guaranteed feature on a contract containing a death benefit and a living benefit, because the features are mutually exclusive, so the exposure to the guaranteed amount for each feature is independent of the exposure from other features (except a surviving spouse who has a rider to potentially collect both a GMDB upon their spouse's death and a GMWB during their lifetime). A policyholder cannot purchase more than one living benefit on one contract. The net amount at risk for each feature is calculated irrespective of the existence of other features, and as a result the net amount at risk for each feature is not additive to that of other features.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Account balances of variable annuity contracts with guarantees were invested in separate account investment options as follows:

                                           December 31,
                                          ---------------
                      (in millions)        2015    2014
                      -------------       ------- -------
                      Equity funds        $15,038 $14,844
                      Bond funds            4,069   4,380
                      Balanced funds       19,175  16,856
                      Money market funds      324     295
                                          ------- -------
                      Total               $38,606 $36,375
                                          ======= =======

GMDB and GMIB

Depending on the contract, the GMDB feature may provide a death benefit of either (a) total deposits made to the contract less any partial withdrawals plus a minimum return (and in rare instances, no minimum return) or (b) the highest contract value attained, typically on any anniversary date minus any subsequent withdrawals following the contract anniversary. GMIB guarantees a minimum level of periodic income payments upon annuitization. GMDB is our most widely offered benefit. Our account values subject to guarantees also include GMIB to a lesser extent, which is no longer offered.

The liabilities for GMDB and GMIB, which are recorded in future policyholder benefits, represent the expected value of benefits in excess of the projected account value, with the excess recognized ratably over the accumulation period based on total expected assessments, through policyholder benefits. The net amount at risk for GMDB represents the amount of benefits in excess of account value if death claims were filed on all contracts on the balance sheet date.

The following table presents details concerning our GMDB exposures, by benefit type:

                                                December 31, 2015          December 31, 2014
-                                         ----------------------------- -----------------------
                                                                                       Highest
                                           Net Deposits     Highest      Net Deposits  Contract
                                          Plus a Minimum Contract Value Plus a Minimum  Value
(dollars in millions)                         Return        Attained        Return     Attained
---------------------                     -------------- -------------- -------------- --------
Account value                                $29,404        $15,045        $25,715     $14,373
Net amount at risk                             1,213            939            586         496
Average attained age of contract holders          67             69             66          68
Range of guaranteed minimum return rates       0%-4%                         0%-5%

The following table presents a rollforward of the GMDB and GMIB liabilities related to variable annuity contracts:

                                         Years Ended December 31,
                                        --------------------------
            (in millions)               2015     2014       2013
            -------------               ----  ---------  ---------
                                               (Revised)  (Revised)
            Balance, beginning of year  $363  $     361  $     390
               Reserve increase          150         65         26
               Benefits paid             (54)       (63)       (55)
                                        ----  ---------  ---------
            Balance, end of year        $459  $     363  $     361
                                        ====  =========  =========

Assumptions used to determine the GMDB and GMIB liability include interest rates, which vary by year of issuance and products; mortality and lapse rates, which are based upon actual experience modified to allow for variations in policy form; investment returns, using assumptions from a randomly generated model; and asset growth assumptions, which include a reversion to the mean methodology, similar to that applied for DAC.

We regularly evaluate estimates used to determine the GMDB liability and adjust the liability balance, with a related charge or credit to policyholder benefits, if actual experience or other evidence suggests that earlier assumptions should be revised.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


GMWB and GMAB

Certain guaranteed benefit and equity index features, which are recorded in policyholder contract deposits, are bifurcated from the host contract and accounted for separately as embedded policy derivatives at fair value, with changes in fair value recognized in net realized capital gains (losses). These include GMWB and GMAB as well as index annuities and indexed universal life contracts, which offer a guaranteed minimum interest rate plus a contingent return based on some internal or external equity index.

Certain of our variable annuity contracts contain optional GMWB benefits and, to a lesser extent, GMAB benefits, which are not currently offered. With a GMWB, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract only through a series of withdrawals that do not exceed a specific percentage per year of the guaranteed amount. If, after the series of withdrawals, the account value is exhausted, the contract holder will receive a series of annuity payments equal to the remaining guaranteed amount, and, for lifetime GMWB products, the annuity payments continue as long as the covered person(s) is living. With a GMAB benefit, the contract holder can monetize the excess of the guaranteed amount over the account value of the contract, provided the contract holder persists until the maturity date.

The liabilities for GMWB and GMAB, which are recorded in policyholder contract deposits, are accounted for as embedded derivatives measured at fair value, with changes in the fair value of the liabilities recorded in other net realized capital gains (losses). The fair value of these embedded derivatives was a net liability of $-1031.0 million and $-680.0 million at December 31, 2015 and 2014, respectively. See Note 3 for discussion of the fair value measurement of guaranteed benefits that are accounted for as embedded derivatives. We had account values subject to GMWB and GMAB that totaled $32.8 billion and $30.0 billion at December 31, 2015 and 2014, respectively. The net amount at risk for GMWB represents the present value of minimum guaranteed withdrawal payments, in accordance with contract terms, in excess of account value, assuming no lapses. The net amount at risk for GMAB represents the present value of minimum guaranteed account value in excess of the current account balance, assuming no lapses. In aggregate, the net amount at risk related to the GMWB and GMAB guarantees was $520 million and $269 million at December 31, 2015 and 2014, respectively. We use derivative instruments and other financial instruments to mitigate a portion of our exposure that arises from GMWB and GMAB benefits.

12. DEBT

Notes payable are carried at the principal amount borrowed, including unamortized discounts and fair value adjustments, when applicable, except for certain notes payable - to affiliates, for which we have elected the fair value option. The change in fair value of notes for which the fair value option has been elected is recorded in other income in the Consolidated Statements of Income. See Note 3 for discussion of fair value measurements.

The following table lists our total debt outstanding. The interest rates presented in the following table are the range of contractual rates in effect at December 31, 2015, including fixed and variable-rates:

                                                                                  Balance at December 31,
                                                           Range of     Maturity  ----------------------
(in millions)                                          Interest Rate(s) Date(s)      2015        2014
-------------                                          ---------------- ---------  --------   ---------
                                                                                              (Revised)
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                     0.00% - 6.51%      2041 $    143   $     144
   Notes payable of consolidated VIEs, at fair value     5.00% - 11.93% 2060-2061      474         514
   Intercompany loan facility                          LIBOR plus 0.15%      2016      100          --
                                                                                   --------   ---------
Total notes payable - to affiliates, net                                               717         658
                                                                                   --------   ---------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     1.33% - 5.60% 2018-2061      311         488
   FHLB borrowings                                                                      --          32
   Debt of consolidated investments                       5.77% - 7.68% 2016-2038       95          97
                                                                                   --------   ---------
Total notes payable - to third parties, net                                            406         617
                                                                                   --------   ---------
Total notes payable                                                               $  1,123   $   1,275
                                                                                   ========   =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents maturities of long-term debt, including fair value adjustments, when applicable:

                                                                          Year Ending
December 31, 2015                                             -----------------------------------
(in millions)                                          Total  2016 2017 2018 2019 2020 Thereafter
-------------                                          ------ ---- ---- ---- ---- ---- ----------
Notes payable - to affiliates, net:
   Notes payable of consolidated VIEs                  $  143 $ -- $--  $--  $--  $--    $  143
   Notes payable of consolidated VIEs, at fair value      474   --  --   --   --   --       474
   Intercompany loan facility                             100  100  --   --   --   --        --
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to affiliates, net               $  717 $100 $--  $--  $--  $--    $  617
                                                       ------ ---- ---  ---  ---  ---    ------
Notes payable - to third parties, net:
   Notes payable of consolidated VIEs                     311   --  --    3   --   --       308
   Debt of consolidated investments                        95   13  --   --   --   --        82
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable - to third parties, net               406   13  --    3   --   --       390
                                                       ------ ---- ---  ---  ---  ---    ------
Total notes payable                                    $1,123 $113 $--  $ 3  $--  $--    $1,007
                                                       ====== ==== ===  ===  ===  ===    ======

FHLB Borrowings

Membership with the FHLB provides us with collateralized borrowing opportunities, primarily as an additional source of contingent liquidity, or for other uses deemed appropriate by management. In 2015, we expanded the capacity of the FHLB Advance Facility operational plan. The purpose of this plan is to more effectively utilize the FHLB facility to manage short-term cash management and/or liquidity needs. Pursuant to the plan, we may periodically obtain cash advances on a same-day basis, up to an internally approved limit. To provide adequate collateral for potential advances under the Advance Facility, we increased the amount of securities pledged to the FHLBs. The fair value of all collateral pledged to secure advances from the FHLBs included the value of our pledged FHLB common stock. Upon any event of default, the FHLB's recovery would generally be limited to the amount of our liability under advances borrowed.

Intercompany Loan Facility

On January 1, 2015, we and certain of our affiliates entered into a revolving loan facility with AIG Parent, pursuant to which we and each such affiliate can, on a several basis, borrow monies from AIG Parent (as lender) subject to the terms and conditions stated therein. Principal amounts borrowed under this facility may be repaid and re-borrowed, in whole or in part, from time to time, without penalty. However, the total aggregate amount of loans borrowed by all borrowers under the facility cannot exceed $500 million. The loan facility also sets forth individual borrowing limits for each borrower, with our maximum borrowing limit being $500 million.

At December 31, 2015, we had $100 million outstanding under this facility.

13. COMMITMENTS AND CONTINGENCIES

Commitments

Leases

We occupy leased space in many locations under various long-term leases, and have entered into various leases covering long-term use of data processing equipment.

The following table presents the future minimum lease payments under operating leases at December 31, 2015:

                        (in millions)
                        -------------
                        2016                        $ 28
                        2017                          26
                        2018                          20
                        2019                          18
                        2020                          16
                        Remaining years after 2020    52
                                                    ----
                        Total                       $160
                                                    ====

Rent expense was $30 million, $29 million and $32 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Commitments to Fund Partnership Investments

In the normal course of business, we enter into commitments to invest in limited partnerships, private equity funds and hedge funds. These commitments totaled $472 million at December 31, 2015.

Mortgage Loan Commitments

We have $984 million and $143 million in commitments related to commercial and residential mortgage loans, respectively, at December 31, 2015.

Contingencies

Legal Matters

Various lawsuits against us have arisen in the ordinary course of business. Except as discussed below, we believe it is unlikely that contingent liabilities arising from litigation, income taxes and other matters will have a material adverse effect on our financial position, results of operations or cash flows.

Regulatory Matters

All fifty states and the District of Columbia have laws requiring solvent life insurance companies, through participation in guaranty associations, to pay assessments to protect the interests of policyholders of insolvent life insurance companies. These state insurance guaranty associations generally levy assessments, up to prescribed limits, on member insurers in a particular state based on the proportionate share of the premiums written by member insurers in the lines of business in which the impaired, insolvent or failed insurer is engaged. Such assessments are used to pay certain contractual insurance benefits owed pursuant to insurance policies issued by impaired, insolvent or failed insurers. Some states permit member insurers to recover assessments paid through full or partial premium tax offsets. We accrue liabilities for guaranty fund assessments (GFA) when an assessment is probable and can be reasonably estimated. We estimate the liability using the latest information available from the National Organization of Life and Health Insurance Guaranty Associations. While we cannot predict the amount and timing of any future GFA, we have established reserves we believe are adequate for assessments relating to insurance companies that are currently subject to insolvency proceedings. Our liability for these guaranty fund assessments was $11 million and $12 million at December 31, 2015 and 2014, respectively.

Various federal, state and other regulatory agencies may from time to time review, examine or inquire into our operations, practices and procedures, such as through financial examinations, market conduct exams or regulatory inquiries. Based on the current status of pending regulatory examinations and inquiries involving us, we believe it is not likely that these regulatory examinations or inquiries will have a material adverse effect on our consolidated financial position, results of operations or cash flows.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


14. EQUITY

Accumulated Other Comprehensive Income

The following table presents the components of accumulated other comprehensive income:

                                                                                        December 31,
                                                                                     -----------------
(in millions)                                                                         2015      2014
-------------                                                                        ------  ---------
                                                                                              (Revised)
Unrealized appreciation of fixed maturity and equity securities, available for sale  $2,968  $   8,188
Net unrealized gains on other invested assets                                           549        832
Adjustments to DAC, VOBA and deferred sales inducements                                (500)    (1,183)
Shadow loss recognition                                                                 (18)      (872)
Foreign currency translation adjustments                                                 (3)        (4)
Deferred income tax                                                                    (663)    (1,026)
                                                                                     ------  ---------
Accumulated other comprehensive income                                               $2,333  $   5,935
                                                                                     ======  =========

The following table presents the other comprehensive income (loss) reclassification adjustments:

                                               Unrealized
                                              Appreciation
                                             (Depreciation)
                                                of Fixed
                                                Maturity
                                              Investments
                                                on Which
                                              Other-Than-                  Adjustments
                                               Temporary      Unrealized     to DAC,
                                                 Credit      Appreciation   VOBA, and  Unrealized    Foreign
                                              Impairments   (Depreciation)  Deferred    Insurance   Currency
                                                  were       of All Other     Sales       Loss     Translation
(in millions)                                  Recognized    Investments   Inducements Recognition Adjustments  Total
-------------                                -------------- -------------- ----------- ----------- ----------- -------
December 31, 2013 (Revised)
Unrealized change arising during period          $ 461         $(6,597)       $ 885      $1,152       $ (9)    $(4,108)
Less: Reclassification adjustments included
  in net income                                     92           1,726           50        (886)        (5)        977
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)              369          (8,323)         835       2,038         (4)     (5,085)
Less: Income tax expense (benefit)                 127          (3,024)         293         713         (1)     (1,892)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $ 242         $(5,299)       $ 542      $1,325       $ (3)    $(3,193)
                                                 =====         =======        =====      ======       ====     =======
December 31, 2014 (Revised)
Unrealized change arising during period          $ 130         $ 4,261        $(183)     $ (963)      $(17)    $ 3,228
Less: Reclassification adjustments included
  in net income                                     52             163           60        (101)        (9)        165
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)               78           4,098         (243)       (862)        (8)      3,063
Less: Income tax expense (benefit)                  30             198          (91)       (306)        (3)       (172)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $  48         $ 3,900        $(152)     $ (556)      $ (5)    $ 3,235
                                                 =====         =======        =====      ======       ====     =======
Year ended December 31, 2015
Unrealized change arising during period          $(304)        $(5,202)       $ 688      $  854       $ 10     $(3,954)
Less: Reclassification adjustments included
  in net income                                     38             (39)           5          --         14          18
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  before income tax expense (benefit)             (342)         (5,163)         683         854         (4)     (3,972)
Less: Income tax expense (benefit)                (117)           (795)         241         303         (2)       (370)
                                                 -----         -------        -----      ------       ----     -------
Total other comprehensive income (loss),
  net of income tax expense (benefit)            $(225)        $(4,368)       $ 442      $  551       $ (2)    $(3,602)
                                                 =====         =======        =====      ======       ====     =======

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The following table presents the effect of the reclassification of significant items out of accumulated other comprehensive income on the respective line items in the Consolidated Statements of Income:

                                                     Amount Reclassified from
                                                       Accumulated Other
                                                     Comprehensive Income
                                                     -----------------------
                                                     December 31,
                                                     -----------------------  Affected Line Item in the
(in millions)                                         2015    2014     2013   Statements of Income
                                                     -----   -----   ------   --------------------------------------------------
Unrealized appreciation of fixed maturity
  investments on which other-than-temporary credit
  impairments were recognized                        $  38   $  52   $   92   Net realized capital gains (losses)
Unrealized appreciation (depreciation) of all other
  investments                                          (39)    163    1,726   Net realized capital gains (losses)
Adjustments to DAC, VOBA and deferred sales
  inducements                                            5      60       50   Amortization of deferred policy acquisition costs
Shadow loss recognition                                 --    (101)    (886)  Policyholder benefits
Foreign currency translation adjustments                14      (9)      (5)
                                                     -----   -----   ------
   Total reclassifications for the period            $  18   $ 165   $  977
                                                     =====   =====   ======

15. STATUTORY FINANCIAL DATA AND RESTRICTIONS

The following table presents our statutory net income and capital and surplus:

 (in millions)                                              2015   2014   2013
 -------------                                             ------ ------ ------
 Years Ended December 31,
 Statutory net income                                      $1,413 $1,862 $3,431

 At December 31,
 Statutory capital and surplus                              8,894  9,167
 Aggregate minimum required statutory capital and surplus   2,134  2,184

We file financial statements prepared in accordance with statutory accounting practices prescribed or permitted by state insurance regulatory authorities. The principal differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP are that statutory financial statements do not reflect DAC, some bond portfolios may be carried at amortized cost, investment impairments are determined in accordance with statutory accounting practices, assets and liabilities are presented net of reinsurance, policyholder liabilities are generally valued using more conservative assumptions and certain assets are non-admitted. In addition, state insurance regulatory authorities have the right to permit specific practices that deviate from prescribed statutory practices.

The aggregate minimum required statutory capital and surplus is based on the greater of the Risk-based Capital (RBC) level that would trigger regulatory action or minimum requirements per state insurance regulation. At both December 31, 2015 and 2014, we exceeded the minimum required statutory capital and surplus requirements and all RBC minimum required levels.

In 2015, we adopted a permitted statutory accounting practice to report derivatives used to hedge interest rate risk on product-related embedded derivatives at amortized cost instead of fair value. The initial adoption of the permitted practice resulted in a reduction to our statutory surplus of $366 million at December 31, 2015. Other than the adoption of this permitted practice in 2015, the use of prescribed or permitted statutory accounting practices did not result in reported statutory surplus or risk-based capital that is significantly different from the statutory surplus or risk-based capital that would have been reported had NAIC statutory accounting practices or the prescribed regulatory accounting practices been followed in all respects.

Dividend Restrictions

Dividends that we may pay to the Parent in any year without prior approval of the Texas Department of Insurance (TDI) are limited by statute. The maximum amount of dividends in a 12-month period, measured retrospectively from the date of payment, which can be paid over a rolling 12-month period to shareholders of Texas domiciled insurance companies

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

without obtaining the prior approval of the TDI is limited to the greater of:
(1) 10 percent of the preceding year's statutory surplus as regards to policyholders at the preceding December 31; or (2) the preceding year's statutory net gain from operations. Additionally, unless prior approval of the TDI is obtained, dividends can only be paid out of our unassigned surplus. Subject to the TDI requirements, the maximum dividend payout that may be made in 2016 without prior approval of the TDI is $1.4 billion. Dividend payments in excess of positive retained earnings in 2013 and 2014 were classified and reported as a return of capital.

16. BENEFIT PLANS

Effective January 1, 2002, our employees participate in various benefit plans sponsored by AIG Parent, including a noncontributory qualified defined benefit retirement plan, various stock option and purchase plans, a 401(k) plan and a post retirement benefit program for medical care and life insurance (the U.S. Plans). AIG's U.S. Plans do not separately identify projected benefit obligations and plan assets attributable to employees of participating affiliates.

On August 27, 2015, AIG Parent amended the defined benefit pension plans, to freeze benefit accruals effective January 1, 2016. Consequently, these plans were closed to new participants and current participants ceased earning additional benefits as of December 31, 2015. However, interest credits continue to accrue on the existing cash balance accounts and participants are continuing to accrue years of service for purposes of vesting and early retirement eligibility and subsidies as they continue to be employed by AIG Parent and its subsidiaries.

Effective January 1, 2016, AIG Parent provides participants in the AIG Incentive Savings Plan an additional fully vested, non-elective, non-discretionary employer contribution equal to three percent of the participant's annual base compensation for the plan year, paid each pay period regardless of whether the participant currently contributes to the plan, and subject to the Internal Revenue Service (IRS)-imposed limitations.

We are jointly and severally responsible with AIG Parent and other participating companies for funding obligations for the U.S. Plans, Employee Retirement Income Security Act (ERISA) qualified defined contribution plans and ERISA plans issued by other AIG subsidiaries (the ERISA Plans). If the ERISA Plans do not have adequate funds to pay obligations due participants, the Pension Benefit Guaranty Corporation or Department of Labor could seek payment of such amounts from the members of the AIG ERISA control group, including us. Accordingly, we are contingently liable for such obligations. We believe that the likelihood of payment under any of these plans is remote. Accordingly, we have not established any liability for such contingencies.

17. INCOME TAXES

The following table presents the income tax expense (benefit) attributable to pre-tax income (loss):

        Years Ended December 31,
        (in millions)                        2015     2014       2013
        -------------                       -----  ---------  ---------
                                                   (Revised)  (Revised)
        Current                             $ 549  $     401  $      81
        Deferred                             (111)       533       (368)
                                            -----  ---------  ---------
        Total income tax expense (benefit)  $ 438  $     934  $    (287)
                                            =====  =========  =========

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


The U.S. statutory income tax rate is 35 percent for 2015, 2014 and 2013. Actual income tax (benefit) expense differs from the statutory U.S. federal amount computed by applying the federal income tax rate, due to the following:

Years Ended December 31,
(in millions)                                                      2015     2014       2013
-------------                                                      ----  ---------  ---------
                                                                         (Revised)  (Revised)
U.S federal income tax expense at statutory rate                   $593  $   1,034  $   1,587
Adjustments:
   Reclassifications from accumulated other comprehensive income    (94)        19        (34)
   Dividends received deduction                                     (30)       (25)       (23)
   State income tax                                                  (5)        (1)        (6)
   Valuation allowance                                               --        (93)    (1,804)
   Other credits, taxes and settlements                             (26)        --         (7)
                                                                   ----  ---------  ---------
Total income tax expense (benefit)                                 $438  $     934  $    (287)
                                                                   ----  ---------  ---------

Deferred tax assets and liabilities are established for temporary differences between the financial reporting basis and the tax basis of assets and liabilities, at the enacted tax rates expected to be in effect when the temporary differences reverse. The effect of a tax rate change is recognized in income in the period of enactment. State income taxes are included in income tax expense.

The following table presents the components of the net deferred tax assets (liabilities):

Years Ended December 31,
(in millions)                                                                2015      2014
-------------                                                              -------  ---------
                                                                                    (Revised)
Deferred tax assets:
   Losses and tax credit carryforwards                                     $   259  $     258
   Basis differences on investments                                          2,516      2,063
   Policy reserves                                                           1,765      1,855
                                                                           -------  ---------
Total deferred tax assets                                                    4,540      4,176
                                                                           -------  ---------
Deferred tax liabilities:
   Deferred policy acquisition costs                                        (2,021)    (1,669)
   Net unrealized gains on debt and equity securities available for sale    (1,057)    (2,438)
   State deferred tax liabilities                                              (18)       (30)
   Capitalized EDP                                                             (52)       (44)
   Other                                                                       (27)       (30)
                                                                           -------  ---------
Total deferred tax liabilities                                              (3,175)    (4,211)
                                                                           -------  ---------
Net deferred tax asset (liability) before valuation allowance                1,365        (35)
Valuation allowance                                                           (920)        --
                                                                           -------  ---------
Net deferred tax asset (liability)                                         $   445  $     (35)
                                                                           =======  =========

The following table presents our tax losses and credit carryforwards on a tax return basis.

         December 31, 2015                            Tax   Expiration
         (in millions)                     Gross Effected      Periods
         -------------                     ----- -------- ------------
         Net operating loss carryforwards   $59    $ 21   2028 to 2032
         Foreign tax credit carryforwards    --      44   2016 to 2024
         Business credit carryforwards       --     194   2025 to 2034
                                                   ----
         Total carryforwards                       $259
                                                   ====

We are included in the consolidated federal income tax return of our ultimate parent, AIG Parent. Under the tax sharing agreement with AIG Parent, taxes are recognized and computed on a separate company basis. To the extent that benefits for net operating losses, tax credits or net capital losses are utilized on a consolidated basis, we will recognize tax benefits based upon the amount of the deduction and credits utilized in the consolidated federal income tax return.

We calculate current and deferred state income taxes using the actual apportionment and statutory rates for states in which we are required to file on a separate basis. In states that have a unitary regime, AIG Parent accrues and pays the taxes owed and does not allocate the provision or cash settle the expense with the members of the unitary group. Unlike for federal income tax purposes, AIG Parent does not have state tax sharing agreements. AIG Parent has determined that because the unitary tax expense will never be borne by the subsidiaries, the state tax unitary liability is not included in this separate company expense.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Assessment of Deferred Tax Asset Valuation Allowance

The evaluation of the recoverability of the deferred tax asset and the need for a valuation allowance requires us to weigh all positive and negative evidence to reach a conclusion that it is more likely than not that all or some portion of the deferred tax asset will not be realized. The weight given to the evidence is commensurate with the extent to which it can be objectively verified. The more negative evidence that exists, the more positive evidence is necessary and the more difficult it is to support a conclusion that a valuation allowance is not needed.

Our framework for assessing the recoverability of deferred tax assets requires us to consider all available evidence, including:

.. the nature, frequency and severity of cumulative financial reporting losses in recent years;

.. the predictability of future operating profitability of the character necessary to realize the net deferred tax asset;

.. the carryforward periods for the net operating loss, capital loss and foreign tax credit carryforwards, including the effect of reversing taxable temporary differences; and

.. prudent and feasible tax planning strategies that would be implemented, if necessary, to protect against the loss of deferred tax assets.

Estimates of future taxable income, including income generated from prudent and feasible actions and tax planning strategies, could change in the near term, perhaps materially, which may require us to consider any potential impact to our assessment of the recoverability of the deferred tax asset. Such potential impact could be material to our consolidated financial condition or results of operations for an individual reporting period.

At December 31, 2015, recent changes in market conditions, including rising interest rates, impacted the unrealized tax losses in our available for sale portfolio, resulting in an increase to the related deferred tax asset. The deferred tax asset relates to the unrealized losses for which the carryforward period has not yet begun, and as such, when assessing its recoverability, we consider our ability and intent to hold the underlying securities to recovery. As of December 31, 2015, based on all available evidence, we concluded that a valuation allowance should be established on a portion of the deferred tax asset related to unrealized losses that are not more-likely-than-not to be realized.

In 2015, we established $920 million of valuation allowance associated with unrealized tax losses, all of which was allocated to other comprehensive income. For the year ended December 31, 2014, we recognized a decrease of $1.4 billion in the capital loss carryforward valuation allowance of which $93 million was allocated to income from continuing operations and $1.3 billion was allocated to other comprehensive income. Included in the $1.4 billion was a decrease in the capital loss carryforward valuation allowance of $187 million related to capital loss carryforward previously treated as expired that was restored and utilized in 2014.

Accounting For Uncertainty in Income Taxes

The following table presents a reconciliation of the beginning and ending balances of the total amounts of gross unrecognized tax benefits, excluding interest and penalties:

                                                           Years Ended December 31,
                                                           -----------------------
       (in millions)                                         2015         2014
       -------------                                       ------       ------
       Gross unrecognized tax benefits, beginning of year  $  27        $  36
          Increases in tax position for prior years            6           --
          Decreases in tax position for prior years           --           (9)
                                                           -----        -----
       Gross unrecognized tax benefits, end of year        $  33        $  27
                                                           =====        =====

At December 31, 2015 and 2014, the amounts of unrecognized tax benefits that, if recognized, would favorably affect the effective tax rate were $33 million and $27 million, respectively.

Interest and penalties related to unrecognized tax benefits are recognized in income tax expense. At both December 31, 2015 and 2014, we had accrued liabilities of $7 million for the payment of interest (net of the federal benefit) and

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

penalties. In 2015, 2014 and 2013, we recognized expense of $1 million, income of $10 million and expense of $6 million respectively, for interest (net of the federal benefit) and penalties related to unrecognized tax benefits.

We regularly evaluate proposed adjustments by taxing authorities. At
December 31, 2015, such proposed adjustments would not have resulted in a material change to our consolidated financial condition, although it is possible that the effect could be material to our consolidated results of operations for an individual reporting period. Although it is reasonably possible that a change in the balance of unrecognized tax benefits may occur within the next twelve months, based on the information currently available, we do not expect any change to be material to our consolidated financial condition.

We are currently under IRS examination for the taxable years 2007 to 2010. Although the final outcome of possible issues raised in any future examination is uncertain, we believe that the ultimate liability, including interest, will not materially exceed amounts recorded in the consolidated financial statements. Taxable years 2001 to 2015 remain subject to examination by major tax jurisdictions.

18. RELATED PARTY TRANSACTIONS

Events Related to AIG Parent

AIG Parent is subject to regulation by the Board of Governors of the Federal Reserve System (the Federal Reserve) as a systemically important financial institution (SIFI) pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act. AIG Parent was subject to regulation by the Federal Reserve as a savings and loan holding company as of March 31, 2014.

As part of broad and on-going efforts to transform AIG Parent for long-term competitiveness, in the third quarter of 2015, AIG Parent finalized a series of initiatives focused on organizational simplification, operational efficiency, and business rationalization. On January 26, 2016, AIG Parent announced several actions designed to create a leaner, more profitable and focused insurer. These actions included a plan to reorganize its operating model into "modular," self-contained business units to enhance transparency and accountability. AIG Parent also introduced a new legacy portfolio, which aims to maximize value and release capital of certain run-off non-strategic assets and highlight progress on improving the return on equity of its operating portfolio.

Additional information on AIG Parent is publicly available in AIG Parent's regulatory filings with the U.S. Securities and Exchange Commission (SEC), which can be found at www.sec.gov. Information regarding AIG Parent as described herein is qualified by regulatory filings AIG Parent files from time to time with the SEC.

Operating Agreements

Pursuant to a cost allocation agreement, we purchase administrative, investment management, accounting, marketing and data processing services from AIG Parent or its subsidiaries. The allocation of costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated level of usage, transactions or time incurred in providing the respective services. We incurred approximately $315 million, $305 million and $297 million for such services in 2015, 2014 and 2013, respectively. Accounts payable for such services were $692 million and $240 million at December 31, 2015 and 2014, respectively. We rent facilities and provide services on an allocated cost basis to various affiliates. We also provide shared services, including technology, to a number of AIG's life insurance subsidiaries. We earned approximately $812 million, $813 million and $805 million for such services and rent in 2015, 2014 and 2013, respectively. Accounts receivable for rent and services were $457 million and $57 million at December 31, 2015 and 2014, respectively.

We pay commissions and fees, including support fees to defray marketing and training costs, to affiliated broker-dealers for distributing our annuity products and mutual funds. Amounts incurred related to the broker-dealer services totaled $50 million, $55 million and $50 million in 2015, 2014 and 2013, respectively.

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)


Selkirk Transactions

See Note 9 for discussion of Selkirk transactions.

Lighthouse VI

During 2013, we, along with an affiliate, executed three transactions in which a portfolio of securities was, in each transaction, transferred into a newly established Common Trust Fund (CTF) in exchange for proportionate interests in all assets within each CTF as evidenced by specific securities controlled by and included within our Representative Security Account (RSA).

In each transaction, a portion of our securities were transferred to the RSA of our affiliate, The Variable Annuity Life Insurance Company (VALIC), in exchange for other VALIC securities. During 2015, we transferred securities with a fair market value of $121 million to two of the CTFs, of which 20% were then transferred to the RSA of VALIC, and the remaining 80% of the securities were transferred to our RSA. The assets transferred to VALIC's RSA in 2015 and 2013 qualified for de-recognition treatment.

Ambrose Transactions

During 2013 and 2014, we entered into securitization transactions in which we transferred portfolios of high grade corporate securities, and structured securities acquired from AIG Parent, to newly formed special purpose entities (the Ambrose entities), which are VIEs that we consolidate. As consideration for the transferred securities, we received beneficial interests in tranches of structured securities (Class A1, B, C and X) issued by each Ambrose entity. The Class A1, B and C Notes were designed to closely replicate the interest and principal amortization payments of the transferred securities. The Class X notes were subsequently transferred to AIG Parent. Each Ambrose entity issued a tranche of Class A2 notes to third party investors. One of the Ambrose entities also issued notes to our affiliate, VALIC, as consideration for similar transferred financial assets.

The Ambrose entities received capital commitments from a non-U.S. subsidiary of AIG Parent, which are guaranteed by AIG Parent. Pursuant to these capital commitments, the promissor will contribute funds to the respective Ambrose entity upon demand. AIG Parent indirectly bears the first loss position in each transaction through its ownership of the Class X notes and its guarantee of the capital commitments.

These capital commitments received by the Ambrose entities range from $200 million to $400 million per entity.

American Home and National Union Guarantees

We have a General Guarantee Agreement with American Home Assurance Company (American Home), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed insurance policies we issued between March 3, 2003 and December 29, 2006.

We, as successor-in-interest to American General Life and Accident Insurance Company (AGLA) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by AGLA between March 3, 2003 and September 30, 2010.

We, as successor-in-interest to SunAmerica Annuity and Life Assurance Company
(SAAL) and SunAmerica Life Insurance Company (SALIC) have a General Guarantee Agreement with American Home. Pursuant to the terms of this agreement, American Home has unconditionally and irrevocably guaranteed policies of insurance issued by SAAL and SALIC between January 4, 1999 and December 29, 2006.

We, as successor-in-interest to American General Life Insurance Company of Delaware, formerly known as AIG Life Insurance Company (AIG Life), have a General Guarantee Agreement with National Union Fire Insurance Company of Pittsburg, Pa. (National Union), an indirect wholly owned subsidiary of AIG Parent. Pursuant to the terms of this

AMERICAN GENERAL LIFE INSURANCE COMPANY
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

agreement, National Union has unconditionally and irrevocably guaranteed insurance policies issued by AIG Life between July 13, 1998 and April 30, 2010.

American Home's and National Union's audited statutory financial statements are filed with the SEC in our registration statements for variable products we issued that are subject to the Guarantees.

Other

We purchase or sell securities, at fair market value, to or from our affiliates in the ordinary course of business.

During 2015, we transferred certain hedge fund and private equity investments at fair market value to American Home, in exchange for cash and marketable securities totaling approximately $507 million, as part of an initiative to improve asset-liability management in AIG's domestic life and property casualty insurance companies. The initial purchase price will be adjusted after receipt of the limited partnerships' 2015 audited financial statements.

We engage in structured settlement transactions, certain of which involve affiliated property and casualty insurers that are subsidiaries of AIG Parent. In a structured settlement arrangement, a property and casualty insurance policy claimant has agreed to settle a casualty insurance claim in exchange for fixed payments over either a fixed determinable period of time or a life-contingent period. In such claim settlement arrangements, a casualty insurance claim payment provides the funding for the purchase of a single premium immediate annuity (SPIA) issued by us for the ultimate benefit of the claimant. The portion of our liabilities related to structured settlements involving life contingencies is reported in future policy benefits, while the portion not involving life contingencies is reported in policyholder contract deposits. In certain structured settlement arrangements, the property and casualty insurance company remains contingently liable for the payments to the claimant.

We had liabilities of $1.3 billion at both December 31, 2015 and 2014 related to SPIAs issued by us in conjunction with structured settlement transactions involving affiliated property and casualty insurers where those members remained contingently liable for the payments to the claimant. In addition, we had liabilities for the structured settlement transactions where the affiliated property and casualty insurers were no longer contingently liable for the payments to the claimant.

19. SUBSEQUENT EVENTS

We consider events or transactions that occur after the balance sheet date, but before the financial statements are issued to provide additional evidence relative to certain estimates or to identify matters that require additional disclosures. We have evaluated subsequent events through April 28, 2016, the date the financial statements were issued.

AIG announced on January 26, 2016 that it has agreed to sell AIG Advisor Group, our network of independent broker-dealers, to investment funds affiliated with Lightyear Capital LLC and PSP Investments. The transaction is expected to close in the second quarter of 2016, subject to regulatory approvals. Our consolidated Balance Sheet at December 31, 2015 reflected the assets and liabilities of AIG Advisor Group, which included $69 million of receivables, $286 million of other assets, $56 million of cash, $45 million of invested assets, $17 million of deferred income tax assets and $104 million of other liabilities. Our consolidated statements of income included total revenues of AIG Advisor Group of $1.4 billion in both 2015 and 2014, and $1.3 billion in 2013, and total expenses of AIG Advisor Group of $1.3 billion in both 2015 and 2014, and $1.2 billion in 2013.

                           PART C: OTHER INFORMATION

ITEM 26. EXHIBITS

(a)  Board of Directors Resolution.

     (1) Resolutions of Board of Directors of American General Life Insurance Company authorizing the establishment of Separate Account VL-R. (1)

(b)  Custodian Agreements.   Inapplicable.

(c)  Underwriting Contracts.

     (1) Distribution Agreement between American General Life Insurance Company and American General Equity Services Corporation, effective October 1, 2002. (21)

     (2)      Form of Selling Group Agreement. (47)

     (3) Schedule of Commissions (Incorporated by reference from the text included under the heading "Distribution of the Policies" in the Statement of Additional Information that is filed as part of this amended Registration Statement).

(d)  Contracts.

     (1) Specimen form of "AG Platinum Choice VUL" Flexible Premium Variable Universal Life Insurance Policy, Interstate Insurance Compact Version, Policy Form No. ICC14-14904. (47)

     (2) Specimen form of "AG Platinum Choice VUL" Flexible Premium Variable Universal Life Insurance Policy, State Specific Version, Policy Form No. 14904. (47)

     (3) Specimen form of Monthly Guarantee Premium Rider for First 20 Years, Form No. 04720. (7)

     (4) Specimen form of Guaranteed Minimum Death Benefit Rider, Interstate Insurance Compact Version, Form No. ICC14-14291. (46)

     (5) Specimen form of Guaranteed Minimum Death Benefit Rider, State Specific Version, Form No. 14291. (46)

     (6)      Form of Accidental Death Benefit Rider, Form No. 82012. (29)

     (7) Form of Children's Insurance Benefit Rider, Term Life Insurance, Form No. 82410. (29)

     (8) Form of Term Life Insurance Benefit Rider, Providing Annually Renewable Term Insurance (Spouse Term Rider), Form No. 88390. (29)

     (9) Specimen form of Disclosure of Accelerated Death Benefits (also known as Terminal Illness Rider), Form No. AGLC102084 Rev0415. (Filed herewith)

     (10)     Form of Waiver of Monthly Deduction Rider, Form No. 82001. (29)

     (11)     Form of Overloan Protection Rider, Form No. 07620. (32)

     (12) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access
              Solution/sm/), Interstate Insurance Compact Version, Form No. ICC13-107422-2013 Rev0315. (Filed herewith)

     (13) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit Rider (Accelerated Access
              Solution/sm/), State Specific Version, Form No. AGLC107422-2013 Rev0315. (Filed herewith)

(e)  Applications.

     (1) Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No. ICC15-108087. (Filed herewith)

     (2) Specimen form of Life Insurance Application - Part B (Medical History), Form No. ICC15-108088. (Filed herewith)

     (3) Specimen Form of Variable Universal Life Insurance Supplemental Application, Form No. AGLC107631-2015 rev 1215. (Filed herewith)

     (4) Specimen Form of Variable Universal Life Insurance Supplemental Application, Form No. ICC15-107631 Rev1215. (Filed herewith)

     (5) Specimen form of Service Request Form, Form No. AGLC107952 Rev1115. (Filed herewith)

     (6) Specimen form of Absolute Assignment, Form No. AGLC0010-2011 Rev0315. (Filed herewith)

     (7) Specimen form of Collateral Assignment, Form No. AGLC0205 Rev1215. (Filed herewith)

     (8) Specimen form of Name and Address Change, Form No. AGLC0222 Rev0715. (Filed herewith)

     (9) Specimen form of Change of Ownership, Form No. AGLC0013 Rev0715. (Filed herewith)

     (10) Specimen form of Change of Beneficiary, Form No. AGLC0108 Rev0715. (Filed herewith)

     (11) Specimen form of New Business Reissue Supplemental Application for Individual Life Insurance, Form No. ICC15-108558. (Filed herewith)

     (12) Specimen form of Reinstatement Application for Individual Life Insurance, Form No. ICC15-108250. (Filed herewith)

     (13) Specimen form of In-Force Change Application for Individual Life Insurance, Form No. ICC15-108251 Rev1115. (Filed herewith)

     (14) Specimen form of Service Request, Form No. AGLC0107 Rev0216. (Filed herewith)

(f)  Depositor's Certificate of Incorporation and By-Laws.

     (1) Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective December 31, 1991. (2)

     (2) Amendment to the Amended and Restated Articles of Incorporation of American General Life Insurance Company, effective July 13, 1995. (5)

     (3) By-Laws of American General Life Insurance Company, restated as of June 8, 2005. (3)

(g)  Reinsurance Contracts.

     (1) Form of Reinsurance Agreement between American General Life Insurance Company and General & Cologne Life Re of America. (31)

     (2) Form of Reinsurance Agreement between American General Life Insurance Company and Munich American Reassurance Company. (31)

     (3) Form of Reinsurance Agreement between American General Life Insurance Company and RGA Reinsurance Company. (31)

     (4) Form of Reinsurance Agreement between American General Life Insurance Company and Swiss Re Life & Health America, Inc. (31)

     (5) Automatic and Facultative Reinsurance Agreement between American General Life Insurance Company and Generali USA Life Reinsurance Company. (45)

(h)  Participation Agreements.

     (1)(a) Form of Participation Agreement by and Among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (6)

     (1)(b) Form of Amendment No. 4 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (15)

     (1)(c) Form of Amendment No. 6 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Securities Incorporated. (23)

     (1)(d) Form of Amendment No. 10 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (34)

     (1)(e) Form of Amendment No. 12 to Participation Agreement by and among AIM Variable Insurance Funds, Inc., A I M Distributors, Inc., American General Life Insurance Company, on Behalf of Itself and its Separate Accounts, and American General Equity Services Corporation. (39)

     (1)(f) Form of Amendment No. 14 to Participation Agreement by and among AIM Variable Insurance Funds, Invesco Aim Distributors, Inc., American General Life Insurance Company and American General Equity Services Corporation, effective April 30, 2010. (42)

     (2)(a) Form of Participation Agreement by and among The Alger American Fund, American General Life Insurance Company and Fred Alger & Company, Incorporated. (14)

     (3)(a) Form of Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. (13)

     (3)(b) Form of Amendment No. 2 to Shareholder Services Agreement by and between American General Life Insurance Company and American Century Investment Management, Inc. and American Century Investment Services, Inc. (25)

     (4)(a) Form of Fund Participation Agreement among American General Life Insurance Company (successor by merger with AIG SunAmerica Life Assurance Company), American Funds Insurance Series and Capital Research and Management Company. (48)

     (4)(b) Form of Amendment No. 3 to the Fund Participation Agreement between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

     (4)(c) Form of Amendment No. 6 to the Fund Participation Agreement between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (47)

     (4)(d) Consent to Assign between American General Life Insurance Company (successor by merger to SunAmerica Annuity and Life Assurance Company and formerly known as AIG SunAmerica Life Assurance Company and as Anchor National Life Insurance Company), American Funds Insurance Series and Capital Research and Management Company. (44)

     (5)(a) Form of Participation Agreement by and between American General Life Insurance Company and Anchor Series Trust (44)

     (5)(b) Form of Amendment 1 to Participation Agreement by and between American General Life Insurance Company and Anchor Series Trust
              (47)

     (6)(a) Form of Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company dated April 27, 2012. (44)

     (6)(b) Form of Amendment No. 1 to Amended and Restated Participation Agreement among Variable Insurance Products Funds, Fidelity Distributors Corporation and American General Life Insurance Company. (47)

     (7)(a) Form of Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of October 1, 2002. (24)

     (7)(b) Form of Amendment No. 3 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc., dated as of March 31, 2006. (28)

     (7)(c) Form of Amendment No. 4 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (34)

     (7)(d) Form of Amendment No. 5 to Amended and Restated Participation Agreement by and among American General Life Insurance Company, American General Equity Services Corporation, Franklin Templeton Variable Insurance Products Trust and Franklin Templeton Distributors, Inc. (38)

     (7)(e) Form of Amendment No. 6 to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., SunAmerica Capital Services, Inc. and American General Life Insurance Company. (45)

     (7)(f) Form of Amendment to Amended and Restated Participation Agreement between Franklin Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., SunAmerica Capital Services, Inc. and American General Life Insurance Company. (47)

     (8)(a) Form of Fund Participation Agreement by and among American General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. effective as of April 24, 2009. (41)

     (8)(b) Form of Fund Amendment No. 3 to Participation Agreement by and among American General Life Insurance Company, JPMorgan Insurance Trust, JPMorgan Investment Advisors Inc., J. P. Morgan Investment Management Inc. and JPMorgan Funds Management, Inc. (47)

     (9)(a) Form of Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (16)

     (9)(b) Form of Amendment No. 8 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (39)

     (9)(c) Form of Amendment No. 11 to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (47)

     (9)(d) Form of Amendment to Fund Participation Agreement by and between American General Life Insurance Company and Janus Aspen Series. (Filed herewith)

     (10)(a) Form of Participation Agreement Among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (6)

     (10)(b) Form of Amendment No. 5 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (16)

     (10)(c) Form of Amendment No. 14 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (39)

     (10)(d) Form of Letter Amendment to the Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (31)

     (10)(e) Form of Amendment No. 16 to Participation Agreement by and among MFS Variable Insurance Trust, American General Life Insurance Company and Massachusetts Financial Services Company. (47)

     (11)(a) Sales Agreement by and between American General Life Insurance Company, Neuberger & Berman Advisors Management Trust and Neuberger & Berman Management Incorporated. (13)

     (11)(b) Form of Assignment and Modification Agreement to Fund Participation Agreement (formerly known as Sales Agreement) by and between Neuberger & Berman Management Incorporated and American General Life Insurance Company. (13)

     (11)(c) Form of Amendment to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (30)

     (11)(d) Form of Amendment No. 3 to Fund Participation Agreement by and between Neuberger Berman Management Inc., Neuberger Berman Advisers Management Trust and American General Life Insurance Company. (47)

     (12)(a) Form of Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (18)

     (12)(b) Form of Amendment No. 5 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (39)

     (12)(c) Form of Amendment No. 7 to Participation Agreement by and among American General Life Insurance Company, Oppenheimer Variable Account Funds, and OppenheimerFunds, Inc. (47)

     (13)(a) Form of Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Funds Distributor LLC. (16)

     (13)(b) Form of Amendment No. 1 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (27)

     (13)(c) Form of Amendment No. 2 to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and Allianz Global Investors Distributors LLC. (37)

     (13)(d) Form of Novation of and Amendment to Participation Agreement by and among Allianz Global Investors Distributors LLC, PIMCO Investments LLC, PIMCO Variable Insurance Trust, The United States Life Insurance Company in the City of New York, as successor to American International Life Assurance Company of New York, American General Life Insurance Company and American General Life Insurance Company of Delaware. (43)

     (13)(e) Form of Fourth Amendment to Participation Agreement by and between American General Life Insurance Company, PIMCO Variable Insurance Trust and PIMCO Investments LLC. (49)

     (14)(a) Form of Participation Agreement by and between American General Life Insurance Company and Seasons Series Trust. (44)

     (14)(b) Form of Amendment 1 to Participation Agreement by and between American General Life Insurance Company and Seasons Series Trust. (47)

     (15)(a) Form of Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company. (17)

     (15)(b) Form of Addendum to Fund Participation Agreement For Class A Shares by and between SunAmerica Series Trust and American General Life Insurance Company. (25)

     (15)(c) Form of Amendment to Participation Agreement by and between SunAmerica Series Trust and American General Life Insurance Company, dated July 2, 2003. (20)

     (16)(a) Form of Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (10)

     (16)(b) Amendment One to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company dated as of July 21, 1998. (8)

     (16)(c) Form of Amendment Two to Participation Agreement by and between The Variable Annuity Life Insurance Company, American General Series Portfolio Company, American General Securities Incorporated and American General Life Insurance Company. (16)

     (16)(d) Form of Amendment Three to Participation Agreement by and between The Variable Annuity Life Insurance Company, North American Funds Variable Product Series I (formerly American General Series Portfolio Company), American General Distributors, Inc. (formerly American General Securities Incorporated) and American General Life Insurance Company. (15)

     (16)(e) Form of Amendment Four to Participation Agreement by and between The Variable Annuity Life Insurance Company, VALIC Company I (formerly North American Funds Variable Product Series I), American General Equity Services Corporation (formerly American General Distributors, Inc.) and American General Life Insurance Company. (20)

     (16)(f) Form of Amendment Ninth to Participation Agreement by and between The Variable Annuity Life Insurance Company, AIG Retirement Company I (formerly VALIC Company I), American General Equity Services Corporation and American General Life Insurance
              Company. (39)

     (16)(g) Form of Amendment Eleventh to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I (formerly AIG Retirement Company I) and The Variable Annuity Life Insurance Company effective as of May 1, 2009. (41)

     (16)(h) Form of Twelfth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (42)

     (16)(i) Form of Thirteenth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (44)

     (16)(j) Form of Fourteenth Amendment to Participation Agreement among American General Life Insurance Company, American General Equity Services Corporation, VALIC Company I and The Variable Annuity Life Insurance Company. (47)

     (17)(a) Form of Participation Agreement among American General Life Insurance Company, The Variable Annuity Life Insurance Company, VALIC Company II and American General Distributors, Inc. (44)

     (17)(b) Form of Amendment 1 to Participation Agreement among American General Life Insurance Company, The Variable Annuity Life Insurance Company, VALIC Company II and American General Distributors, Inc. (47)

     (18)(a) Form of Amended and Restated Administrative Services Agreement between American General Life Insurance Company and A I M Advisors, Inc. (25)

     (19)(a) Form of Service Agreement Class O between Fred Alger Management, Inc. and American General Life Insurance Company. (14)

     (20)(a) Form of Shareholder Services Agreement by and between Anchor Series Trust and American General Life Insurance Company. (44)

     (21)(a) Form of Amended and Restated Service Contract among Fidelity Variable Insurance Products Funds, American General Life Insurance Company, American General Life Insurance Company of Delaware and The United States Life Insurance Company in the City of New York effective May 1, 2012. (44)

     (22)(a) Form of Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (16)

     (22)(b) Form of First Amendment to Service Agreement by and between Fidelity Investments Institutional Operations Company, Inc. and American General Life Insurance Company. (30)

     (23)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, Inc., dated as of July 1, 1999. (11)

     (23)(b) Form of Amendment to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC, effective November 1, 2001. (19)

     (23)(c) Form of Amendment No. 8 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (38)

     (23)(d) Form of Amendment No. 9 to Administrative Services Agreement by and among American General Life Insurance Company and Franklin Templeton Services, LLC. (47)

     (24)(a) Form of Distribution and Shareholder Services Agreement by and between Janus Distributors, Inc. and American General Life Insurance Company. (16)

     (25)(a) Form of Amended and Restated Administrative Services Agreement by and between American General Life Insurance Company and
              Neuberger & Berman Management Incorporated. (47)

     (26)(a) Form of Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (18)

     (26)(b) Form of Amendment No. 1 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (27)

     (26)(c) Form of Amendment No. 5 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (39)

     (26)(d) Form of Amendment No. 7 to Administrative Services Agreement by and among American General Life Insurance Company and OppenheimerFunds, Inc. (47)

     (27)(a) Form of Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (16)

     (27)(b) Form of Amendment No. 1 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (40)

     (27)(c) Form of Amendment No. 2 to Services Agreement by and between American General Life Insurance Company and Pacific Investment Management Company LLC. (49)

     (28)(a) Form of PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Variable Insurance Trust. (16)

     (28)(b) Form of Amendment No. 2 to PIMCO Variable Insurance Trust Services Agreement by and between American General Life Insurance Company and PIMCO Investments LLC. (49)

     (29)(a) Form of Shareholder Services Agreement by and between Seasons Series Trust and American General Life Insurance Company. (44)

     (30)(a) Form of Administrative Services Agreement by and between SunAmerica Asset Management Corp. and American General Life Insurance Company. (17)

     (30)(b) Form of Amendment No. 4 to Administrative Services Agreement by and between SunAmerica Asset Management, LLC and American General Life Insurance Company. (47)

     (31)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between AIM/Invesco and American General Life Insurance Company. (31)

     (32)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Alger and American General Life Insurance Company. (31)

     (33)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Century and American General Life Insurance Company. (31)

     (34)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between American Funds and American General Life Insurance Company. (49)

     (34)(b) Form of Amendment No. 2 to SEC Rule 22c-2 Information Sharing Agreement between American Funds and American General Life Insurance Company. (49)

     (35)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Anchor Series Trust and American General Life Insurance Company. (44)

     (36)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Fidelity and American General Life Insurance Company. (31)

     (37)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Franklin Templeton and American General Life Insurance Company. (31)

     (38)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between JPMorgan Insurance Trust and American General Life Insurance Company. (41)

     (39)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Janus and American General Life Insurance Company. (47)

     (40)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between MFS and American General Life Insurance Company. (31)

     (41)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Neuberger Berman and American General Life Insurance Company. (31)

     (42)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between Oppenheimer and American General Life Insurance Company. (31)

     (43)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (31)

     (43)(b) Form of Amendment No. 1 to SEC Rule 22c-2 Information Sharing Agreement between PIMCO and American General Life Insurance Company. (49)

     (44)(a) Form of SEC Rule 22c-2 Information sharing Agreement between Seasons Series Trust and American General Life Insurance Company. (44)

     (45)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between SunAmerica and American General Life Insurance Company. (31)

     (46)(a) Form of SEC Rule 22c-2 Information Sharing Agreement between VALIC Company I and American General Life Insurance Company. (31)

     (47)(a)  Form of SEC Rule 22c-2 Information Sharing Agreement between
              VALIC Company II and American General Life Insurance Company. (49)

     (48)(a) Form of Consent to Assignment of Fund Participation and other Agreements with regard to the change in distributor for the products to AIG Capital Services, Inc. (45)

(i)  Administrative Contracts.

     (1)(a) Form of Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company.
              (12)

     (1)(b) Form of Addendum No. 1 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated May 21, 1975. (12)

     (1)(c) Form of Addendum No. 2 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated September 23, 1975. (12)

     (1)(d) Form of Addendum No. 24 to Service and Expense Agreement dated February 1, 1974, between American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, dated December 30, 1998. (12)

     (1)(e) Form of Addendum No. 28 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, effective January 1, 2002. (12)

     (1)(f) Form of Addendum No. 30 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company and American General Life Companies, LLC, effective January 1, 2002. (12)

     (1)(g) Form of Addendum No. 32 to Service and Expense Agreement dated February 1, 1974, among American International Group, Inc. and various affiliate subsidiaries, including American General Life Insurance Company, American General Life Companies, LLC and American General Equity Services Corporation, effective May 1, 2004. (25)

(j)  Other Material Contracts.

     (1) Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (45)

     (2) Termination Agreement of the Amended and Restated Unconditional Capital Maintenance Agreement between American International Group, Inc. and American General Life Insurance Company. (Filed herewith)

(k)  Legal Opinion.

     (1)      Opinion of Counsel and Consent of Depositor. (47)

(l)  Actuarial Opinion.

     (1) Opinion and Consent of American General Life Insurance Company's actuary. (47)

(m)  Calculation. None

(n)  Other Opinions.

     (1) Consent of Independent Registered Public Accounting Firm, PricewaterhouseCoopers LLP. (Filed herewith)

(o)  Omitted Financial Statements.   None

(p)  Initial Capital Agreements.   None

(q)  Redeemability Exemption.

     (1) Description of American General Life Insurance Company's Issuance, Transfer and Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule
              6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 2, 2016. (Filed herewith)

(r)  Powers of Attorney.

     (1) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (45)

     (2) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (49)

     (3) Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance Company. (Filed herewith)
--------

(1) Incorporated by reference to initial filing of Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on December 18, 1997.
(2) Incorporated by reference to initial filing of Form N-4 Registration Statement (File No. 033-43390) of American General Life Insurance Company Separate Account D filed on October 16, 1991.
(3) Incorporated by reference to Post-Effective Amendment No. 11 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on August 12, 2005.
(4)  Intentionally left blank.
(5) Incorporated by reference to Pre-Effective Amendment No. 3 to Form S-6 Registration Statement (File No. 333-53909) of American General Life Insurance Company Separate Account VL-R filed on August 19, 1998.
(6) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on March 23, 1998.
(7) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 17, 2004.
(8) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-70667) of American General Life Insurance Company Separate Account D filed on March 18, 1999.
(9)  Intentionally left blank.
(10) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on February 12, 1998.
(11) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on October 10, 2000.
(12) Incorporated by reference to Post-Effective Amendment No. 8 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2004.

(13) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-89897) of American General Life Insurance Company Separate Account VL-R filed on January 21, 2000.
(14) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-43264) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2003.
(15) Incorporated by reference to Post-Effective Amendment No. 4 to Form S-6 Registration Statement (File No. 333-42567) of American General Life Insurance Company Separate Account VL-R filed on October 11, 2000.
(16) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on September 20, 2000.
(17) Incorporated by reference to Post-Effective Amendment No. 2 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on April 24, 2002.
(18) Incorporated by reference to Pre-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-87307) of American General Life Insurance Company Separate Account VL-R filed on January 20, 2000.
(19) Incorporated by reference to Post-Effective Amendment No. 1 to Form S-6 Registration Statement (File No. 333-65170) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2001.
(20) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-4 Registration Statement (File No. 333-109206) of American General Life Insurance Company Separate Account D filed on December 17, 2003.
(21) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-4 Registration Statement (File No. 333-40637) of American General Life Insurance Company Separate Account D filed on November 8, 2002.
(22) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-102299) of American General Life Insurance Company Separate Account VUL-2 filed on December 31, 2002.
(23) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-103361) of American General Life Insurance Company Separate Account VL-R filed on February 21, 2003.

(24) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-80191) of American General Life Insurance Company Separate Account VL-R filed on December 2, 2004.
(25) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2005.
(26) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on November 8, 2005.
(27) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on March 30, 2006.
(28) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-129552) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2006.
(29) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on December 12, 2006.
(30) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on December 14, 2006.
(31) Incorporated by reference to Post-Effective Amendment No. 7 to Form N-6 Registration Statement (File No. 333-118318) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(32) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-137817) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2007.
(33) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on July 16, 2007.
(34) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-143072) of American General Life Insurance Company Separate Account VL-R filed on August 22, 2007.
(35) Intentionally left blank.

(36) Intentionally left blank.
(37) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-144594) of American General Life Insurance Company Separate Account VL-R filed on October 2, 2007.
(38) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-153068) of American General Life Insurance Company Separate Account VL-R filed on December 3, 2008.
(39) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on August 28, 2008.
(40) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2009.
(41) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 3, 2010.
(42) Incorporated by reference to Post-Effective Amendment No. 3 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on May 2, 2011.
(43) Incorporated by reference to Post-Effective Amendment No. 4 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2012.
(44) Incorporated by reference to Post-Effective Amendment No. 5 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2013.
(45) Incorporated by reference to Post-Effective Amendment No. 6 to Form N-6 Registration Statement (File No. 333-151576) of American General Life Insurance Company Separate Account VL-R filed on April 30, 2014.
(46) Incorporated by reference to initial filing of Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 22, 2014
(47) Incorporated by reference to Pre-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on November 3, 2014.

(48) Incorporated by reference to Post-Effective Amendment No. 2 to Form N-4 Registration Statement (File No. 333-137892) of American General Life Insurance Company (formerly AIG SunAmerica Life Assurance Company) Variable Separate Account filed on April 26, 2007.

(49) Incorporated by reference to Post-Effective Amendment No. 1 to Form N-6 Registration Statement (File No. 333-196172) of American General Life Insurance Company Separate Account VL-R filed on May 1, 2015.

ITEM 27. DIRECTORS AND OFFICERS OF THE DEPOSITOR

The directors and principal officers of the Company are set forth below. The business address of each officer and director is 2919 Allen Parkway, Houston, Texas 77019, unless otherwise noted.

NAMES, POSITIONS AND OFFICES HELD WITH DEPOSITOR

       Kevin T. Hogan (4)                Director, Chairman of the Board, Chief Executive Officer, and President
       Jana W. Greer (2)                 Director, President, Individual Retirement
       Rodney E. Rishel                  Director, President, Life, Disability and Health
       Jonathan J. Novak (1)             Director, President, Institutional Markets
       Thomas J. Diemer                  Director, Executive Vice President and Chief Financial Officer
       Deborah A. Gero (1)               Director, Senior Vice President and Chief Investment Officer
       Stephen A. Maginn (1)             Director, Senior Vice President and Chief Distribution Officer
       Elias F. Habayeb (4)              Director
       Robert J. Scheinerman             Executive Vice President, Head of Individual Retirement
       Charles S. Shamieh (4)            Executive Vice President, Head of Legacy Portfolio
       Don W. Cummings (4)               Senior Vice President and Life Controller
       Michael P. Harwood                Director, Senior Vice President, Chief Actuary and Corporate Illustration Actuary
       Sabyasachi Ray (9)                Senior Vice President and Chief Operations Officer
       Christine A. Nixon (1)            Senior Vice President
       Yoav Tamir (2)                    Senior Vice President, Market Risk Management
       Kyle L. Jennings                  Senior Vice President and Chief Compliance Officer
       William C. Kolbert (5)            Senior Vice President and Business Information Officer
       Sai P. Raman (5)                  Senior Vice President, Institutional Markets
       Craig A. Buck (8)                 Senior Vice President, Capital Management
       Timothy M. Heslin                 Senior Vice President, Head of Global Life Sciences
       Justin J.W. Caulfield (4)         Vice President and Treasurer
       Charles E. Beam (3)               Vice President and Assistant Controller
       Mallary L. Reznik (1)             Vice President, General Counsel and Assistant Secretary
       Julie Cotton Hearne               Vice President and Secretary
       John B. Deremo (4)                Vice President, Distribution

       Leo W. Grace                   Vice President, Product Filing
       Tracey E. Harris               Vice President, Product Filing
       Daniel R. Cricks               Vice President and Tax Officer
       Josephine B. Lowman            Vice President and Tax Officer
       T. Clay Spires                 Vice President and Tax Officer
       Michael E. Treske (2)          Vice President, Distribution
       Frank Kophamel                 Vice President and Appointed Actuary
       Katherine L. Stoner            Vice President, 38a-1 Compliance Officer
       Christina M. Haley (2)         Vice President, Product Filing
       Marla S. Campagna (6)          Vice President
       Mary M. Newitt (3)             Vice President, Product Filing
       Manda Ghaferi (1)              Vice President
       Keith C. Honig (7)             Vice President
       Stewart P. Polakov (2)         Vice President
       Douglas S. Tymins (6)          Vice President
       Becky L. Strom                 Anti-Money Laundering and Economic Sanctions Compliance Officer
       Sarah J. VanBeck               Assistant Life Controller
       David J. Kumatz (3)            Assistant Secretary
       Virginia N. Puzon (1)          Assistant Secretary
       Rosemary Foster                Assistant Secretary
       Michael Plotkin (3)            Assistant Tax Officer
       Grace D. Harvey                Illustration Actuary
       Laszlo Kulin (7)               Investment Tax Officer
       Alireza Vaseghi (7)            Managing Director and Chief Operating Officer, Institutional Markets
       Melissa H. Cozart              Privacy Officer

     (1)    1999 Avenue of the Stars, Los Angeles, CA 90067
     (2)    21650 Oxnard Street, Woodland Hills, CA 91367
     (3)    2000 American General Way, Brentwood, TN 37027
     (4)    175 Water Street, New York, NY 10038
     (5)    50 Danbury Road, Wilton, CT 06897
     (6)    777 S. Figueroa Street, Los Angeles, CA 90017
     (7)    80 Pine Street, New York, NY 10005
     (8)    1650 Market Street, Philadelphia, PA 19139
     (9)    4-3-20 Toranomon, Minato-ku, Tokyo, Japan 105-0001

ITEM 28. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR THE REGISTRANT

The Depositor is an indirect wholly-owned subsidiary of American International Group, Inc. An organizational chart for American International Group, Inc. can be found as Exhibit 21 in American International Group, Inc.'s Form 10-K, SEC file Number 001-08787, accession number 0000005272-16-000035, filed
February 19, 2016. Exhibit 21 is incorporated herein by reference.

The Registrant is a separate account of American General Life Insurance Company (Depositor).

ITEM 29. INDEMNIFICATION

Insofar as indemnification for liability arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

AMERICAN GENERAL LIFE INSURANCE COMPANY

To the full extent authorized by law, the corporation shall indemnify any person made, or threatened to be made, a party to an action or proceeding, whether criminal or civil, by reason of the fact that he, his testator or intestate is or was a director or officer of the corporation or serves or served in any capacity in any other corporation at the request of the corporation. Nothing contained herein shall affect any rights to indemnification to which corporate personnel other than directors and officers may be entitled by contract or otherwise under law.

ITEM 30. PRINCIPAL UNDERWRITERS

(a) Other Activity. Registrant's principal underwriter, AIG Capital Services, Inc., also acts as principal underwriter for the following investment companies:

AMERICAN GENERAL LIFE INSURANCE COMPANY
Variable Separate Account
Variable Annuity Account One
Variable Annuity Account Two
Variable Annuity Account Four
Variable Annuity Account Five
Variable Annuity Account Seven
Variable Annuity Account Nine
Separate Account A
Separate Account D
Separate Account I
Separate Account II
Separate Account VA-1
Separate Account VA-2
Separate Account VUL

Separate Account VUL-2
AG Separate Account A

THE UNITED STATES LIFE INSURANCE COMPANY IN THE CITY OF NEW YORK
FS Variable Separate Account
FS Variable Annuity Account One
FS Variable Annuity Account Two
FS Variable Annuity Account Five
Separate Account USL VA-R
Separate Account USL VL-R
Separate Account USL A
Separate Account USL B

THE VARIABLE ANNUITY LIFE INSURANCE COMPANY
Separate Account A

(b) Management.

The following information is provided for each director and officer of the principal underwriter.

      NAME AND PRINCIPAL     POSITIONS AND OFFICES WITH UNDERWRITER
       BUSINESS ADDRESS*     AIG CAPITAL SERVICES, INC.
       ------------------    ------------------------------------------------

    Peter A. Harbeck         Director

    Stephen A. Maginn (2)    Director, Senior Vice President

    James T. Nichols         Director, Chief Executive Officer and President

    Frank Curran             Vice President, Chief Financial Officer,
                             Treasurer, Controller and Financial Operation
                             Officer

    Rebecca Snider           Chief Compliance Officer

    John T. Genoy            Vice President

    Mallary L. Reznik (2)    Vice President

    Christine A. Nixon (2)   Secretary

    Julie Cotton Hearne (3)  Assistant Secretary

    Rosemary Foster (3)      Assistant Secretary

    Virginia N. Puzon (2)    Assistant Secretary

    Thomas Clayton Spires    Vice President, Tax Officer

    Michael E. Treske (1)    Chief Distribution Officer, Mutual Funds and
                             Variable Annuities

* Unless otherwise indicated, the principal business address of AIG Capital Services, Inc. and of each of the above individuals is Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311.

(1) Principal business address is 21650 Oxnard Street, Suite 750, Woodland Hills, CA 91367-4901.
(2) Principal business address is 1999 Avenue of the Stars, Los Angeles, CA 90067-6121.
(3)  Principal business address is 2919 Allen Parkway, Houston, TX 77019.

(c) Compensation From the Registrant.

NAME OF     NET UNDERWRITING COMPENSATION ON EVENTS
PRINCIPAL   DISCOUNTS AND    OCCASIONING THE DEDUCTION BROKERAGE   OTHER
UNDERWRITER COMMISSIONS      OF A DEFERRED SALES LOAD  COMMISSIONS COMPENSATION

AIG
Capital
Services,
Inc.               0                     0                  0           0

ITEM 31. LOCATION OF ACCOUNTS AND RECORDS

All records referenced under Section 31(a) of the 1940 Act, and Rules 31a-1 through 31a-3 thereunder, are maintained and in the custody of American General Life Insurance Company at its principal executive office located at 2727-A Allen Parkway, Houston, Texas 77019-2191 or at American General Life Insurance Company's Administrative Office located at 2 American General Center, Nashville, Tennessee 37250-0001.

ITEM 32. MANAGEMENT SERVICES   Not applicable.

ITEM 33. FEE REPRESENTATION

American General Life Insurance Company hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and risks assumed by American General Life Insurance Company.

                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, American General Life Insurance Company Separate Account VL-R, certifies that it meets all the requirements for effectiveness of this amended Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this amended Registration Statement to be signed on its behalf, by the undersigned, duly authorized, in the City of Houston, and State of Texas on this 28th day of April, 2016.

                                    AMERICAN GENERAL LIFE INSURANCE COMPANY
                                    SEPARATE ACCOUNT VL-R
                                    (Registrant)

                                    BY:  AMERICAN GENERAL LIFE INSURANCE COMPANY
                                         (On behalf of the Registrant and
                                         itself)

                                    BY:  SARAH J. VANBECK
                                         ---------------------------------------
                                         SARAH J. VANBECK
                                         ASSISTANT LIFE CONTROLLER

                                    AGL - 1

Pursuant to the requirements of the Securities Act of 1933, this amended Registration Statement has been signed below by the following persons, on behalf of the Depositor and Registrant, in the capacities and on the dates indicated.

Signature                                Title                       Date
---------                                -----                       ----

*KEVIN T. HOGAN          Chairman of the Board, Chief           April 28, 2016
-----------------------  Executive Officer, and President
KEVIN T. HOGAN

* THOMAS J. DIEMER       Director, Executive Vice President     April 28, 2016
-----------------------  and Chief Financial Officer
THOMAS J. DIEMER

*DEBORAH A. GERO         Director, Senior Vice President and    April 28, 2016
-----------------------  Chief Investment Officer
DEBORAH A. GERO

*JANA W. GREER           Director and President, Group          April 28, 2016
-----------------------  Retirement
JANA W. GREER

* ELIAS F. HABAYEB       Director                               April 28, 2016
-----------------------
ELIAS F. HABAYEB

*MICHAEL P. HARWOOD      Director, Senior Vice President,       April 28, 2016
-----------------------  Chief Actuary and Corporate
MICHAEL P. HARWOOD       Illustration Actuary

*STEPHEN A. MAGINN       Director, Senior Vice President and    April 28, 2016
-----------------------  Chief Distribution Officer
STEPHEN A. MAGINN

* JONATHAN J. NOVAK      Director and President, Institutional  April 28, 2016
-----------------------  Markets
JONATHAN J. NOVAK

* RODNEY E. RISHEL       Director, and President, Life,         April 28, 2016
-----------------------  Disability and Health
RODNEY E. RISHEL

* DON W. CUMMINGS        Senior Vice President and Life         April 28, 2016
-----------------------  Controller
DON W. CUMMINGS

SARAH J. VANBECK         Assistant Life Controller              April 28, 2016
-----------------------
SARAH J. VANBECK

MANDA GHAFERI            Attorney-in-Fact                       April 28, 2016
-----------------------
* MANDA GHAFERI

                                    AGL - 2

                                 EXHIBIT INDEX

ITEM 26. EXHIBITS

(d)(9)  Specimen form of Disclosure of Accelerated Death Benefits (also known as Terminal Illness
        Rider), Form No. AGLC102084 Rev0415.

(d)(12) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit
        Rider (Accelerated Access Solution/sm/), Interstate Insurance Compact Version, Form No.
        ICC13-107422-2013 Rev0315.

(d)(13) Specimen form of Supplemental Application for Chronic Illness Accelerated Death Benefit
        Rider (Accelerated Access Solution/sm/), State Specific Version, Form No. AGLC107422-2013
        Rev0315.

(e)(1)  Specimen form of Individual Life Insurance Application Single Insured - Part A, Form No.
        ICC15-108087.

(e)(2)  Specimen form of Life Insurance Application - Part B (Medical History), Form No.
        ICC15-108088.

(e)(3)  Specimen Form of Variable Universal Life Insurance Supplemental Application, Form No.
        AGLC107631-2015 rev 1215.

(e)(4)  Specimen Form of Variable Universal Life Insurance Supplemental Application, Form No.
        ICC15-107631 Rev1215.

(e)(5)  Specimen form of Service Request Form, Form No. AGLC107952 Rev1115.

(e)(6)  Specimen form of Absolute Assignment, Form No. AGLC0010-2011 Rev0315.

(e)(7)  Specimen form of Collateral Assignment, Form No. AGLC0205 Rev1215.

(e)(8)  Specimen form of Name and Address Change, Form No. AGLC0222 Rev0715.

(e)(9)  Specimen form of Change of Ownership, Form No. AGLC0013 Rev0715.

(e)(10) Specimen form of Change of Beneficiary, Form No. AGLC0108 Rev0715.

(e)(11) Specimen form of New Business Reissue Supplemental Application for Individual Life
        Insurance, Form No. ICC15-108558.

(e)(12) Specimen form of Reinstatement Application for Individual Life Insurance, Form No.
        ICC15-108250.

(e)(13)   Specimen form of In-Force Change Application for Individual Life Insurance, Form No.
          ICC15-108251 Rev1115.

(e)(14)   Specimen form of Service Request, Form No. AGLC0107 Rev0216.

(h)(9)(d) Form of Amendment to Fund Participation Agreement by and between American General Life
          Insurance Company and Janus Aspen Series.

(j)(2)    Termination Agreement of the Amended and Restated Unconditional Capital Maintenance
          Agreement between American International Group, Inc. and American General Life Insurance
          Company.

(n)(1)    Opinion and Consent of Independent Registered Public Accounting Firm,
          PricewaterhouseCoopers LLP.

(q)(1)    Description of American General Life Insurance Company's Issuance, Transfer and
          Redemption Procedures for the Variable Universal Life Insurance Policies Pursuant to Rule
          6e-3(T)(b)(12)(iii) under the Investment Company Act of 1940 as of May 2, 2016.

(r)(3)    Power of Attorney with respect to Registration Statements and Amendments thereto signed by the directors and, where applicable, officers of American General Life Insurance
          Company.

                                      E-2